UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05954

The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marie Chandoha

The Charles Schwab Family of Funds

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Item 1:	Report(s) to Shareholders.

Annual Report  |  December 31, 2017
Schwab Advisor Cash Reserves®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Advisor Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Advisor Cash Reserves
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Advisor Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 47 days and ending at 20 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Advisor Cash Reserves
	Sweep Shares	Premier Sweep Shares
Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment	*	*
Seven-Day Yield (with waivers)[1]	0.87%	0.94%
Seven-Day Yield (without waivers)[1]	0.86%	0.86%
Seven-Day Effective Yield (with waivers)[1]	0.87%	0.94%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Advisor Cash Reserves
Sweep Shares
Actual Return	0.62%	$1,000.00	$1,003.50	$3.13
Hypothetical 5% Return	0.62%	$1,000.00	$1,022.07	$3.16
Premier Sweep Shares
Actual Return	0.55%	$1,000.00	$1,003.90	$2.78
Hypothetical 5% Return	0.55%	$1,000.00	$1,022.43	$2.80

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab Advisor Cash Reserves — Sweep Shares and Premier Sweep Shares changed to 0.61% and 0.54%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Sweep Shares, $3.08 and $3.11, respectively; and Premier Sweep Shares, $2.73 and $2.75, respectively (see financial note 4).
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Advisor Cash Reserves
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.58%	0.09%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.62% [3]	0.59% [4]	0.28% [4]	0.21% [4]	0.25% [4]
Gross operating expenses	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.57%	0.08%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$3,751	$4,484	$5,206	$6,027	$6,134

Premier Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.65%	0.13%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.55% [4]	0.28% [4]	0.21% [4]	0.25% [4]
Gross operating expenses	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.64%	0.11%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$10,403	$12,338	$18,223	$17,952	$17,525
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
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Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.9% of net assets
Asset-Backed Commercial Paper 10.6%
ALPINE SECURITIZATION LTD	a,b	1.53%		02/15/18	3,000,000	2,994,300
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.70%		01/22/18	50,000,000	49,950,417
	a,b	1.45%		02/05/18	40,000,000	39,944,000
BARTON CAPITAL SA	a,b	1.43%		01/08/18	24,000,000	23,993,327
	a,b	1.50%		01/16/18	42,000,000	41,973,750
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	33,000,000	32,996,150
	a,b	1.55%		02/01/18	5,000,000	4,993,326
	a,b	1.55%		02/05/18	31,000,000	30,953,285
CAFCO LLC	a,b	1.59%		02/15/18	100,000,000	99,801,250
	a,b	1.41%		02/27/18	25,000,000	24,944,583
	a,b	1.63%		03/20/18	12,000,000	11,957,880
CANCARA ASSET SECURITISATION LLC	a,b	1.41%		02/01/18	3,000,000	2,996,383
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	12,000,000	11,985,223
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.59%		04/23/18	80,000,000	79,606,756
CRC FUNDING LLC	a,b	1.41%		02/27/18	17,000,000	16,962,317
CROWN POINT CAPITAL COMPANY LLC	a,b	1.45%		01/05/18	4,000,000	3,999,356
FAIRWAY FINANCE CO LLC	a,b	1.46%		02/05/18	30,000,000	29,957,417
GOTHAM FUNDING CORP	a,b	1.47%		01/08/18	22,000,000	21,993,754
	a,b	1.48%		01/11/18	32,500,000	32,486,639
	a,b	1.42%		02/01/18	11,000,000	10,986,644
	a,b	1.52%		02/23/18	27,000,000	26,939,977
KELLS FUNDING LLC	a,b	1.37%		01/11/18	50,000,000	49,986,681
	a,b	1.37%		01/18/18	80,000,000	79,966,511
	a,b	1.41%		03/06/18	78,000,000	77,821,033
	a,b	1.41%		03/07/18	70,000,000	69,836,667
LMA AMERICAS LLC	a,b	1.32%		01/02/18	14,000,000	13,999,487
	a,b	1.45%		01/04/18	8,000,000	7,999,033
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Schwab Advisor Cash Reserves  |  Annual Report
See financial notes

Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.41%		01/17/18	36,000,000	35,977,440
	a,b	1.40%		01/23/18	30,000,000	29,974,333
METLIFE SHORT TERM FUNDING LLC	a,b	1.42%		02/05/18	6,000,000	5,991,775
	a,b	1.41%		02/26/18	24,000,000	23,947,733
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.40%		01/11/18	5,000,000	4,998,056
	a,b	1.49%		01/23/18	10,000,000	9,990,894
	a,b	1.54%		02/22/18	25,000,000	24,944,389
OLD LINE FUNDING LLC	a,b	1.35%		01/16/18	50,000,000	49,971,875
	a,b	1.41%		03/01/18	33,000,000	32,924,283
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.39%		01/16/18	18,095,000	18,084,595
	a,b	1.52%		01/18/18	120,000,000	119,913,867
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.38%		01/08/18	9,000,000	8,997,585
	a,b	1.41%		01/09/18	24,000,000	23,992,533
	a,b	1.38%		01/10/18	13,000,000	12,995,515
VICTORY RECEIVABLES CORP	a,b	1.40%		01/05/18	2,000,000	1,999,689
	a,b	1.35%		01/08/18	50,000,000	49,986,875
	a,b	1.35%		01/09/18	17,000,000	16,994,900
	a,b	1.45%		01/17/18	48,000,000	47,969,067
	a,b	1.50%		02/02/18	30,000,000	29,960,000
	a,b	1.48%		02/05/18	23,104,000	23,070,756
	a,b	1.52%		02/23/18	24,000,000	23,946,647
						1,498,658,953
Financial Company Commercial Paper 8.7%
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.28%		01/02/18	30,000,000	29,998,933
BPCE SA	b	1.40%		01/04/18	132,000,000	131,984,600
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.33%		01/02/18	40,000,000	39,998,522
DBS BANK LTD	b	1.37%		01/09/18	15,000,000	14,995,450
DNB BANK ASA	b	1.44%		01/02/18	71,000,000	70,997,160
	b	1.39%		01/05/18	56,000,000	55,991,351
ERSTE ABWICKLUNGSANSTALT	b	1.39%		01/30/18	17,000,000	16,981,102
HSBC USA INC	b	1.40%		01/25/18	45,000,000	44,958,300
ING US FUNDING LLC	a	1.42%		02/05/18	87,000,000	86,880,738
	a	1.41%		02/06/18	24,000,000	23,966,400
	a	1.45%		03/12/18	115,000,000	114,678,000
JP MORGAN SECURITIES LLC		1.66%		03/14/18	26,000,000	25,914,200
		1.46%		03/19/18	73,000,000	72,773,599
MACQUARIE BANK LTD	b	1.42%		01/18/18	68,000,000	67,954,723
	b	1.91%		03/20/18	3,000,000	2,987,650
NATIONWIDE BUILDING SOCIETY	b	1.35%		01/02/18	40,500,000	40,498,481
	b	1.35%		01/16/18	90,000,000	89,949,375
	b	1.37%		01/23/18	7,000,000	6,994,139
NRW BANK	b	1.38%		01/05/18	100,000,000	99,984,667
10
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB		1.41%		02/09/18	68,000,000	67,896,867
UNITED OVERSEAS BANK LTD	b	1.42%		02/01/18	44,000,000	43,946,577
WESTPAC BANKING CORP	b	1.66%		02/23/18	75,000,000	74,816,708
						1,225,147,542
Certificates of Deposit 24.0%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.50%		01/31/18	82,000,000	82,000,000
	a	1.53%		01/31/18	54,000,000	54,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.42%		01/02/18	189,000,000	189,000,000
		1.35%		01/18/18	18,000,000	18,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		01/16/18	6,000,000	6,000,000
		1.54%		01/16/18	95,500,000	95,500,199
		1.40%		01/18/18	5,000,000	5,000,000
		1.40%		01/19/18	72,000,000	72,000,000
		1.56%		01/19/18	73,000,000	73,000,000
		1.40%		01/25/18	22,000,000	22,000,000
		1.42%		02/20/18	42,000,000	42,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.43%		01/04/18	109,000,000	109,000,000
		1.60%		02/22/18	6,000,000	6,000,000
CITIBANK NA (NEW YORK BRANCH)		1.75%		03/20/18	153,000,000	153,000,000
		1.75%		03/21/18	200,000,000	200,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.35%		01/04/18	100,000,000	100,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	125,000,000	125,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.40%		02/05/18	94,000,000	94,000,455
		1.51%		03/01/18	35,000,000	35,000,286
		1.61%		03/12/18	5,000,000	5,000,048
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	142,000,000	142,000,000
HSBC BANK USA NA		1.37%		03/01/18	1,000,000	1,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.46%		01/02/18	16,000,000	16,000,000
		1.41%		01/05/18	80,000,000	80,000,000
		1.42%		01/09/18	1,000,000	1,000,000
		1.56%		01/16/18	41,000,000	41,000,000
		1.53%		01/26/18	4,000,000	4,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	63,000,000	62,999,974
		1.39%		01/05/18	20,000,000	19,999,989
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.35%		01/19/18	42,000,000	42,000,000
		1.58%		01/23/18	31,000,000	31,000,000
		1.41%		01/30/18	63,000,000	63,000,000
		1.60%		02/01/18	75,000,000	75,000,000
		1.48%		04/02/18	2,000,000	2,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	86,000,000	86,000,000
		1.37%		01/25/18	75,000,000	75,000,000
		1.59%		02/01/18	5,000,000	5,000,000
11
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIXIS (NEW YORK BRANCH)		1.60%		03/07/18	5,000,000	5,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.36%		01/04/18	39,000,000	39,000,000
		1.40%		02/06/18	33,000,000	33,000,000
		1.41%		02/13/18	86,000,000	86,000,000
		1.55%		03/06/18	14,000,000	14,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.58%		01/18/18	150,000,000	150,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	7,000,000	7,000,000
		1.44%		01/03/18	3,000,000	3,000,000
		1.35%		01/16/18	2,500,000	2,500,000
		1.36%		01/24/18	67,000,000	67,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	139,000,000	138,999,954
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.51%		01/12/18	105,000,000	105,000,000
		1.43%		01/29/18	75,000,000	75,000,000
		1.40%		02/15/18	55,000,000	55,000,000
		1.42%		02/20/18	29,000,000	29,000,000
		1.41%		02/21/18	43,000,000	43,000,302
		1.41%		03/01/18	16,000,000	16,000,000
WELLS FARGO BANK NA		1.41%		02/02/18	98,000,000	98,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.66%		02/21/18	200,000,000	200,000,000
						3,399,001,207
Non-Financial Company Commercial Paper 2.1%
BMW US CAPITAL LLC	a,b	1.50%		01/05/18	12,000,000	11,998,000
CARGILL INC	b	1.53%		01/03/18	100,000,000	99,991,500
GE CAPITAL TREASURY SERVICES (US) LLC	a	1.42%		01/02/18	10,000,000	9,999,605
GENERAL ELECTRIC CO		1.42%		01/02/18	40,000,000	39,998,422
TOTAL CAPITAL CANADA LTD	a,b	1.55%		01/03/18	120,000,000	119,989,667
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	16,000,000	15,959,227
						297,936,421
Non-Negotiable Time Deposits 13.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.35%		01/02/18	5,000,000	5,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.38%		01/03/18	126,000,000	126,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	299,000,000	299,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.45%		01/02/18	52,000,000	52,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.38%		01/03/18	157,000,000	157,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.30%		01/02/18	71,000,000	71,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	305,000,000	305,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.38%		01/02/18	111,000,000	111,000,000
		1.39%		01/03/18	30,000,000	30,000,000
12
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	150,000,000	150,000,000
		1.37%		01/03/18	137,000,000	137,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.44%		01/04/18	86,000,000	86,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	232,000,000	232,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.34%		01/02/18	2,000,000	2,000,000
		1.42%		01/02/18	107,000,000	107,000,000
		1.42%		01/03/18	60,000,000	60,000,000
						1,930,000,000
Other Instruments 1.9%
BANK OF AMERICA NA		1.40%		02/16/18	38,000,000	38,000,000
		1.40%		02/20/18	54,000,000	54,000,000
		1.50%		04/12/18	174,000,000	174,000,000
						266,000,000
Total Fixed-Rate Obligations
(Cost $8,616,744,123)						8,616,744,123

Variable-Rate Obligations 10.6% of net assets
Asset-Backed Commercial Paper 0.5%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	1.72%	01/26/18	04/26/18	19,000,000	19,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.68%	01/29/18	03/27/18	51,000,000	51,000,000
						70,000,000
Financial Company Commercial Paper 2.0%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.91%	01/16/18	02/13/18	150,000,000	150,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	6,000,000	6,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	121,000,000	121,000,000
						277,000,000
Certificates of Deposit 5.7%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.65%	01/22/18	03/20/18	19,000,000	19,000,000
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.16%)		1.59%	01/10/18	04/10/18	43,000,000	43,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	9,000,000	9,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.77%	01/24/18	04/24/18	125,000,000	125,000,000
13
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.47%	01/02/18	02/02/18	50,000,000	50,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/03/18	02/05/18	4,000,000	4,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.69%		01/19/18	37,000,000	37,000,000
(1 mo. USD-LIBOR + 0.18%)		1.54%	01/02/18	03/01/18	19,000,000	19,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.53%	01/05/18	04/05/18	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.18%)		1.73%	01/25/18	05/25/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.20%)		1.76%	01/29/18	06/28/18	133,000,000	133,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.72%		01/22/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	37,000,000	37,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.69%		01/30/18	40,000,000	40,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	98,000,000	98,000,000
						811,000,000
Variable Rate Demand Notes 1.3%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.53%		01/05/18	27,700,000	27,700,000
BRECKENRIDGE TERRACE, LLC
HOUSING FACILITIES REVENUE NOTES SERIES 1999B (LOC: BANK OF AMERICA NA)	c	1.66%		01/05/18	1,000,000	1,000,000
EAGLE CNTY
RB (TARNES AT BC) SERIES 1999B (LOC: WELLS FARGO BANK NA)	c	1.66%		01/05/18	2,410,000	2,410,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.56%		01/05/18	1,675,000	1,675,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	49,000,000	49,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	56,000,000	56,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	14,000,000	14,000,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.66%		01/05/18	2,885,000	2,885,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	37,000,000	37,000,000
						191,670,000
14
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Financial Company Commercial Paper 1.1%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.14%)		1.51%	01/02/18	02/23/18	54,000,000	54,000,000
(1 mo. USD-LIBOR + 0.14%)		1.51%	01/02/18	02/26/18	100,000,000	100,000,000
						154,000,000
Total Variable-Rate Obligations
(Cost $1,503,670,000)						1,503,670,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 28.5% of net assets
U.S. Government Agency Repurchase Agreements* 4.3%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $87,739,854, 0.63% - 7.00%, due 04/30/19 - 09/20/46)		1.40%		01/02/18	86,013,378	86,000,000
GOLDMAN SACHS & CO LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $49,980,000, 2.00% - 6.00%, due 06/01/19 - 08/15/57)		1.30%		01/02/18	49,007,078	49,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $35,020,001, 3.50%, due 10/01/46)		1.41%		01/02/18	34,005,327	34,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $36,050,000, 3.00% - 3.43%, due 02/01/25 - 10/20/43)		1.41%		01/02/18	35,005,483	35,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $50,477,852, 2.87% - 4.00%, due 10/01/32 - 01/25/48)		1.40%		01/02/18	49,007,622	49,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $141,241,451, 0.13% - 8.88%, due 02/15/19 - 03/20/47)		1.40%		01/02/18	138,021,467	138,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $228,835,846, 4.00%, due 05/01/47 - 01/01/48)		1.41%		01/02/18	220,034,467	220,000,000
						611,000,000
15
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 18.8%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $105,075,779, 1.13% - 2.13%, due 12/31/18 - 11/15/26)		1.35%		01/02/18	103,015,450	103,000,000
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $171,488,688, 1.13% - 2.13%, due 02/28/19 - 05/15/25)		1.30%		01/02/18	168,126,120	168,101,839
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $233,615,556, 0.00% - 4.50%, due 05/03/18 - 05/15/41)		1.37%		01/02/18	229,034,859	229,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $2,045,284,038, 3.63%, due 02/15/20 - 02/15/21)		1.25%		01/02/18	2,045,284,028	2,045,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $42,846,212, 0.13% - 3.00%, due 04/15/21 - 11/15/47)		1.30%		01/02/18	42,006,067	42,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $21,423,222, 0.13% - 2.00%, due 08/31/20 - 08/15/26)		1.35%		01/02/18	21,003,150	21,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $47,947,488, 2.13%, due 02/29/24)		1.40%		01/02/18	47,007,311	47,000,000
						2,655,101,839
Other Repurchase Agreements** 5.4%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $85,125,980, 0.00% - 11.32%, due 10/31/20 - 01/28/70)		1.57%		01/03/18	74,022,591	74,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $157,596,872, 5.15% - 6.80%, due 10/25/23 - 04/25/29)		1.53%		01/04/18	137,040,758	137,000,000
Issued 12/28/17, repurchase date 03/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,822,073, 1.13% - 8.30%, due 03/01/19 - 12/15/47)		1.72%		02/02/18	12,020,640	12,000,000
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $38,131,342, 0.00% - 9.00%, due 05/07/20 - 01/25/37)		1.88%		02/02/18	33,062,040	33,000,000
16
Schwab Advisor Cash Reserves  |  Annual Report
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $93,150,797, 1.47% - 7.07%, due 02/10/22 - 06/15/60)		1.64%		02/02/18	81,339,480	81,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,706,943, 0.00% - 6.25%, due 08/01/19 - 03/08/47)		1.96%		03/29/18	31,200,846	31,000,000
Issued 12/29/17, repurchase date 06/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,501,015, 0.00% - 6.75%, due 10/01/18 - 04/01/46)		2.16%		03/29/18	30,162,000	30,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $96,600,001, 4.15% - 5.80%, due 05/28/24 - 03/25/29)		1.75%		02/02/18	84,257,250	84,000,000
RBC CAPITAL MARKETS LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $14,705,216, 1.38% - 6.95%, due 01/15/18 - 05/15/47)		1.52%		01/03/18	14,004,138	14,000,000
Issued 12/29/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $47,259,976, 2.25% - 7.80%, due 07/02/20 - 08/14/58)		1.52%		01/03/18	45,009,500	45,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,055,417, 0.00% - 7.05%, due 01/03/18 - 10/15/49)		1.57%		01/02/18	27,004,710	27,000,000
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,405,664, 2.80% - 7.50%, due 01/16/18 - 05/15/42)		1.57%		01/02/18	16,004,884	16,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $67,870,845, 1.71% - 6.75%, due 03/25/35 - 02/20/47)		1.58%		01/04/18	59,018,126	59,000,000
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Schwab Advisor Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,503,534, 4.25% - 5.44%, due 03/13/24 - 12/19/36)		1.58%		01/05/18	10,003,072	10,000,000
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $113,765,266, 4.18% - 9.13%, due 01/15/21 - 04/25/56)		1.88%		04/03/18	98,859,787	98,000,000
Issued 11/07/17, repurchase date 05/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,611,592, 0.00% - 10.00%, due 07/23/19 - 05/11/38)		1.93%		04/03/18	10,078,808	10,000,000
						761,000,000
Total Repurchase Agreements
(Cost $4,027,101,839)						4,027,101,839
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,803,693,180 or 19.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Advisor Cash Reserves
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$10,120,414,123
Repurchase agreements, at cost and value (Note 2a)		4,027,101,839
Cash		3,671
Receivables:
Interest		11,127,625
Prepaid expenses	+	112,696
Total assets		14,158,759,954
Liabilities
Payables:
Investment adviser and administrator fees		3,764,469
Shareholder service fees		459,834
Distributions to shareholders		38
Accrued expenses	+	381,249
Total liabilities		4,605,590
Net Assets
Total assets		14,158,759,954
Total liabilities	–	4,605,590
Net assets		$14,154,154,364
Net Assets by Source
Capital received from investors		14,154,154,364

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$3,750,660,979		3,750,311,748		$1.00
Premier Sweep Shares	$10,403,493,385		10,402,281,299		$1.00

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Schwab Advisor Cash Reserves
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$176,269,615
Expenses
Investment adviser and administrator fees		46,567,508
Shareholder service fees:
Sweep Shares		14,676,902
Premier Sweep Shares		40,924,544
Custodian fees		432,409
Registration fees		310,995
Portfolio accounting fees		283,118
Transfer agent fees		121,555
Professional fees		119,345
Independent trustees’ fees		77,902
Shareholder reports		43,038
Interest expense		3,161
Other expenses	+	224,493
Total expenses		103,784,970
Expense reduction by CSIM and its affiliates	–	19,674,706
Net expenses	–	84,110,264
Net investment income		92,159,351
Realized Gains (Losses)
Net realized gains on investments		26,451
Increase in net assets resulting from operations		$92,185,802
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Schwab Advisor Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$92,159,351	$20,579,904
Net realized gains	+	26,451	1,669,294
Increase in net assets from operations		92,185,802	22,249,198
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(22,302,946)	(3,759,761)
Premier Sweep Shares	+	(69,856,405)	(16,820,143)
Total distributions from net investment income		(92,159,351)	(20,579,904)
Distributions from net realized gains
Sweep Shares		(1,049)	(22,279)
Premier Sweep Shares	+	(2,910)	(61,288)
Total distributions from net realized gains		(3,959)	(83,567)
Total distributions		(92,163,310)	(20,663,471)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		10,486,477,983	13,081,303,244
Premier Sweep Shares	+	34,287,882,097	48,870,327,549
Total shares sold		44,774,360,080	61,951,630,793
Shares Reinvested
Sweep Shares		22,267,536	3,715,910
Premier Sweep Shares	+	69,731,771	16,570,953
Total shares reinvested		91,999,307	20,286,863
Shares Redeemed
Sweep Shares		(11,242,573,912)	(13,806,526,765)
Premier Sweep Shares	+	(36,292,079,569)	(54,772,836,710)
Total shares redeemed		(47,534,653,481)	(68,579,363,475)
Net transactions in fund shares		(2,668,294,094)	(6,607,445,819)
Net Assets
Beginning of period		16,822,425,966	23,428,286,058
Total decrease	+	(2,668,271,602)	(6,605,860,092)
End of period		$14,154,154,364	$16,822,425,966
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Advisor Cash Reserves
Financial Notes

1. Business Structure of the Fund:
Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Schwab Advisor Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2017, the fund had investments in repurchase agreements with a gross value of $4,027,101,839 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Schwab Advisor Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.
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Schwab Advisor Cash Reserves
Financial Notes (continued)

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks
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Schwab Advisor Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Advisor Cash Reserves
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.15%. Prior to October 3, 2017, the annual shareholder servicing fee was 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.61%
Premier Sweep Shares	0.54%
Prior to October 3, 2017, the expense limitation was as follows:
Sweep Shares	0.66%
Premier Sweep Shares	0.59%
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the fund waived $19,674,706 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was 14,147,515,962.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$92,163,310
Prior period distributions
Ordinary income	$20,663,471
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Financial Notes (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the fund made the following reclassifications:
Capital shares	$22,492
Net realized capital gains and losses	(22,492)
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Advisor Cash Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Advisor Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Advisor Cash Reserves  |  Annual Report

Schwab Advisor Cash Reserves
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
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We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Schwab Advisor Cash Reserves  |  Annual Report

Notes

Notes

Notes

Schwab Advisor Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31382-13
00204813

Annual Report  |  December 31, 2017
Schwab California Municipal Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the October changes were implemented, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab California Municipal Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on municipal (muni) money market funds generally rose. Three short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields remained relatively steady. Early in the reporting period, yields on tax-exempt securities remained competitive with taxable alternatives, attracting non-traditional buyers such as taxable money market funds. As the reporting period continued, the yield curve flattened, and these non-traditional buyers were replaced by longer-term tax-exempt buyers, such as short duration bond funds and separately managed accounts (SMAs).
During 2017, the Fed continued to take steps toward a more normalized monetary policy environment. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, resulting in a sharp increase in short-term yields. The remaining two interest rate hikes of the year were generally anticipated, and short-term yields rose more gradually as a result. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Toward the end of the reporting period, proposed changes to the U.S. tax code made their way through Congress. One measure initially included in the House of Representatives’ version prohibited the issuance of tax-exempt bonds by certain issuers common to the muni market such as hospitals, universities, and sports stadiums. This legislation would have forced these types of issuers out of the muni market, increasing the cost of financing and reducing the future issuance of tax-exempt debt. Though this provision was not included in the final legislation, the threat of this type of measure was enough to cause both issuer and investor concern before the final bill was passed. One change that did make it into the final legislation and will have an impact on the muni market was the elimination of the ability issuers had to refinance muni debt at a lower interest rate before their bonds are callable, also known as Advance Refundings. Beginning in early 2018, it is estimated that this prohibition will reduce the annual supply of muni issuance by 10% to 15%, placing downward pressure on yields. While this and other included provisions have affected muni money markets already, Charles Schwab Investment Management believes that the overall impact of the final legislation on the industry is likely to be minimal.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 1.71%. For most of 2017, the SIFMA Index was lower than the 1-Week London Interbank Offered Rate (LIBOR), a benchmark for short-term interest rates.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
State Investment Environment

California’s financial position remains strong, benefitting from solid economic growth coupled with disciplined spending. As the state prepares its spending plan for the coming year, continued federal policy uncertainty and spending pressures compete with the Governor’s goal to increase the rainy day fund.
California’s 2018 budget was designed to position the state for the next economic recession, with much of the projected growth in general fund revenues set aside for reserves and one-time spending, along with increased funding for K-12 and community college education. The 2018 budget anticipated the state would end the year (at 6/30/2018) with $10.9 billion of reserves. Updated projections indicate that general fund revenues are outperforming projections by over 7%. As such, the state now expects to close 2018 with reserves of nearly $13.8 billion, of which $8.4 billion is in the rainy day fund, which is equal to 6.7% of annual spending.
California Governor Jerry Brown released his proposed fiscal 2019 budget on January 10, 2018. The proposed 2019 budget projects general fund revenue of $135.2 billion, up 3.2% from current year projections. The Governor’s plan brings mandated spending for K-14 education to fully funded levels two years ahead of schedule, based on a 2013 revised funding plan to give school districts greater local control on spending, with funding increasing over $2.9 billion to nearly $68.7 billion. The budget also includes an additional 3% of support ($92 million) from the general fund for each of the University of California and California State University. The budget proposal importantly includes a $3.5 billion deposit to the rainy day fund which would bring it to nearly $13.5 billion, or 10% of tax revenues, matching the constitutional target for full funding. Total reserves would be a record $15.7 billion (nearly 13% of spending). However, uncertainties remain in the budget, due to the state’s current relationship with the federal government, and the as yet unknown federal funding levels for children’s healthcare and Medicaid. The proposed budget also does not include estimates of the impact of December’s federal tax code revisions; those estimates are expected to be incorporated in the Revised Budget which will be released in May 2018.
As in other states, many of California’s cities, counties, school districts, as well as water and sewer systems, public and private universities, and non-profit health systems issue bonds. Most California school districts and community college districts receive the bulk of their total funding from the state, but their general obligation bonds are secured by dedicated local property tax levies and are not paid from state funds. The state projects that statewide assessed property values will have increased 6.0% in fiscal 2018 and will grow 5.6% in fiscal 2019. However, that rate of growth varies significantly by district, with some areas still below pre-recession valuation levels.
Counties have substantially rebuilt their financial positions from growth in their property tax bases and other revenues which allowed them to restore some services that were cut during the recession when the state reduced its funding for counties. The outlook for many of California’s cities has improved as well, with stronger growth in sales and business taxes. However, both cities and counties continue to face cost pressures especially in the areas of pensions and healthcare benefits.
California’s economy has significantly rebounded from the recent recession and is growing at a moderate pace. The state gained 288,300 jobs from November 2016 to November 2017, a 1.7% increase, exceeding the national job growth rate of 1.4% for the period. However, the state’s 2017 job growth rate was down from the previous year’s 2.3% increase in jobs. California’s unemployment rate declined to 4.7% in November 2017, down from 5.3% in November 2016, but remains above the national average of 4.1%.
With its diversified and recovering economy and finances, California’s credit quality has been on an upward trend after years of managing structural budget imbalances. At the end of the report period, the state’s general obligation ratings were Aa3 from Moody’s Investors Service, AA- from S&P Global Ratings, and AA- from Fitch Ratings, all with stable outlooks.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the fund. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund

The Schwab California Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal and California personal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from California issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the 12-month reporting period ended December 31, 2017. Early in the year, yields on muni securities remained competitive with the yields on taxable alternatives, driving non-traditional buyers, such as taxable money market funds, to continue to compete for supply in this market. As the reporting period continued and the muni yield curve flattened around tax season, however, these buyers left the muni money market space and were replaced by more typical muni investors, such as tax-exempt bond funds and separately managed account (SMA) platforms. With little difference between the yields on short-term securities (less than one year to maturity) and those on longer-term securities, these longer-term tax-exempt buyers opted to invest in the short-term securities typically held by muni money market funds, including variable rate demand notes (VRDNs) and other securities with maturities less than one year.
Toward the end of the reporting period, fear regarding the impact of proposed tax reform measures drove many of these bond funds and SMAs out of the muni money market fund securities market. The House of Representatives’ version of the proposed tax reform bill included language that would limit the issuance of new tax-exempt bonds, significantly reducing supply across the yield curve. Additionally, Congress proposed a prohibition against Private Activity Bonds (PABs), tax-exempt bonds issued on behalf of a state or local government to provide financing for qualified projects, which resulted in a sharp increase in long-term bond supply in November and early December. As bond funds sold short-term securities to pay for these long-term purchases of PABs, tax-exempt money market yields increased, attracting taxable money market buyers back into this space in order to decrease inventory levels. Though final legislation did not include the elimination of PABs, the resulting increase in supply, combined with the Federal Reserve’s (Fed) mid-December short-term interest rate hike, magnified what is typically a predictable increase in short-term rates at the end of the year.
In California, specifically, supply decreased toward the end of the year while demand remained steady. This resulted in the spread between California commercial paper and national paper widening across the yield curve.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68% and rose to its peak of 1.71% at the end of the reporting period.
Performance, Positioning, and Strategies. The investment adviser continued to focus on high credit quality. Early in the reporting period, the fund generally maintained a neutral to slightly longer weighted average maturity (WAM) than many of the fund’s peers. The fund’s investment adviser shortened the fund’s WAM throughout May in anticipation of the Fed’s June interest rate increase and in line with normal seasonal trends. In June, remaining cash flow notes held in the fund were allowed to mature, and the fund’s investment adviser reinvested the proceeds in a combination of VRDNs and short-dated commercial paper. Throughout the remainder of the year, the fund was overweight commercial paper investments relative to peers amid higher short-term interest rates and lower levels of participation in this market by non-traditional buyers, as well as the added flexibility to select maturity dates to meet the fund’s needs. In September, the investment adviser began shortening the fund’s WAM in both absolute terms and relative to the fund’s peers. By December, the fund’s WAM was shorter than many of the fund’s peers in anticipation of the Fed’s final short-term interest rate increase of 2017. In this environment, the fund’s WAM varied in a range of 12 to 22 days, beginning the reporting period at 20 days and ending at 12 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	12 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
[4]	Less than 0.05%.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab California Municipal Money Fund
	Sweep Shares	Investor Shares[1]
Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[2]	*	None
Seven-Day Yield (with waivers)[3]	0.91%	1.11%
Seven-Day Yield (without waivers)[3]	0.88%	0.98%
Seven-Day Effective Yield (with waivers)[3]	0.92%	1.12%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.87%	2.28%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective California state personal income tax rate of 7.53%. Your tax rate may be different. In 2018, the federal income tax rate will change due to the passage of the Tax Cuts and Jobs Act.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab California Municipal Money Fund
Sweep Shares
Actual Return	0.57%	$1,000.00	$1,001.90	$2.88
Hypothetical 5% Return	0.57%	$1,000.00	$1,022.33	$2.91
Investor Shares[3]
Actual Return	0.39%	$1,000.00	$1,002.80	$1.97
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab California Municipal Money Fund — Sweep Shares and Investor Shares changed to 0.55% and 0.35%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Sweep Shares, $2.78 and $2.80; and Investor Shares, $1.77 and $1.79, respectively (see financial note 5).
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
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Schwab California Municipal Money Fund  |  Annual Report

Schwab California Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.29%	0.04%	0.03%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.58% [3]	0.40% [4]	0.07% [4]	0.08% [4]	0.13% [4]
Gross operating expenses	0.66%	0.68%	0.69%	0.69%	0.69%
Net investment income (loss)	0.28%	0.04%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,265	$6,028	$6,472	$6,439	$6,081

Investor Shares	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.45%	0.12%	0.03%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [3]	0.33% [4]	0.07% [4]	0.08% [4]	0.13% [4]
Gross operating expenses	0.53%	0.55%	0.56%	0.56%	0.56%
Net investment income (loss)	0.48%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,453	$784	$678	$771	$751
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 5).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5).
5
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
9
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 26.3% of net assets
California 26.3%
California
GO Bonds		4.00%		02/01/18	250,000	250,589
GO Bonds		6.00%		02/01/18	1,180,000	1,184,567
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		1.02%		01/09/18	40,235,000	40,235,000
GO CP Series A1 (LOC: WELLS FARGO BANK NA)		0.96%		01/11/18	4,000,000	4,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.95%		01/08/18	61,490,000	61,490,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.97%		01/08/18	17,000,000	17,000,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.05%		02/06/18	12,785,000	12,785,000
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		1.30%		03/21/18	18,430,000	18,430,000
GO CP Series A3 (LOC: MUFG UNION BANK NA)		1.40%		01/17/18	28,610,000	28,610,000
GO CP Series A5 (LOC: US BANK NA)		0.95%		01/08/18	27,045,000	27,045,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.04%		01/08/18	20,000,000	20,000,000
GO CP Series A8 (LOC: BANK OF THE WEST)		1.08%		02/01/18	28,000,000	28,000,000
California Dept of Water Resources
Power Supply RB Series 2008K		4.00%		05/01/18	100,000	100,887
Power Supply RB Series 2008K		5.00%		05/01/18	415,000	419,901
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.02%		01/03/18	26,900,000	26,900,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.07%		01/03/18	21,600,000	21,600,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/04/18	35,282,000	35,282,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.07%		01/05/18	22,198,000	22,198,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/09/18	25,139,000	25,139,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.05%		01/10/18	9,500,000	9,500,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.14%		01/11/18	33,681,000	33,681,000
Water Revenue CP Series 2 (LIQ: WELLS FARGO BANK NA)		1.20%		01/17/18	15,000,000	15,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.98%		01/10/18	13,320,000	13,320,000
RB (Kaiser Permanente) Series 2006E		0.90%		02/08/18	16,165,000	16,165,000
RB (Kaiser Permanente) Series 2006E		1.27%		05/01/18	5,000,000	5,000,000
10
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California State Univ
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.90%		01/04/18	12,735,000	12,735,000
CP Series A (GTY: STATE STREET BANK AND TRUST COMPANY) (LOC: WELLS FARGO BANK NA)		0.99%		02/06/18	3,300,000	3,300,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.91%		01/04/18	7,600,000	7,600,000
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	31,490,000	31,490,000
RB (Kaiser Permanente) Series 2004I		0.98%		01/11/18	8,500,000	8,500,000
RB (Kaiser Permanente) Series 2004I		0.90%		02/08/18	5,200,000	5,200,000
RB (Kaiser Permanente) Series 2004K		0.98%		01/10/18	18,800,000	18,800,000
RB (Kaiser Permanente) Series 2004K		0.98%		01/16/18	9,600,000	9,600,000
RB (Kaiser Permanente) Series 2006D		0.99%		01/17/18	26,500,000	26,500,000
RB (Kaiser Permanente) Series 2008C		1.00%		01/08/18	38,000,000	38,000,000
RB (Kaiser Permanente) Series 2008C		1.04%		03/06/18	19,400,000	19,400,000
RB (Kaiser Permanente) Series 2008C		1.27%		05/08/18	10,700,000	10,700,000
Contra Costa Water District
Extendible CP		1.08%	02/06/18	08/31/18	44,000,000	44,000,000
East Bay Municipal Utility District
Wastewater System Extendible CP		1.01%	01/03/18	08/10/18	15,000,000	15,000,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.98%		01/04/18	15,300,000	15,300,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.98%		01/05/18	16,800,000	16,800,000
Water CP Notes Series A1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.11%		03/07/18	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.97%		01/03/18	15,000,000	15,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.07%		01/04/18	12,500,000	12,500,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		0.98%		01/08/18	10,000,000	10,000,000
Water CP Notes Series A2 (LIQ: BANK OF AMERICA NA)		1.11%		03/01/18	12,500,000	12,500,000
Golden Gate Bridge & Highway District
CP Series A		1.00%		01/16/18	30,500,000	30,500,000
Los Angeles Cnty Capital Asset Leasing Corp
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.75%		01/05/18	4,500,000	4,500,000
Lease Revenue CP Series A (LOC: BANK OF THE WEST)		1.28%		02/05/18	12,870,000	12,870,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.95%		01/05/18	10,000,000	10,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.97%		01/12/18	13,100,000	13,100,000
Lease Revenue CP Series B (LOC: US BANK NA)		0.96%		01/18/18	24,000,000	24,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.07%		02/07/18	15,000,000	15,000,000
Lease Revenue CP Series B (LOC: US BANK NA)		1.07%		02/08/18	10,900,000	10,900,000
Los Angeles Metropolitan Transportation Auth
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		0.95%		01/17/18	3,900,000	3,900,000
2nd Sub Sales Tax Revenue CP Series A (LOC: CITIBANK NA)		1.20%		02/01/18	3,900,000	3,900,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		0.97%		01/11/18	13,000,000	13,000,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.04%		01/11/18	9,500,000	9,500,000
Lease Revenue CP Series A1 (LOC: WELLS FARGO BANK NA)		1.20%		01/18/18	20,000,000	20,000,000
11
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lease Revenue CP Series A2 (LOC: BANK OF AMERICA NA)		1.14%		01/10/18	6,500,000	6,500,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		0.96%		01/09/18	10,000,000	10,000,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.15%		01/09/18	7,000,000	7,000,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.14%		01/10/18	23,750,000	23,750,000
Lease Revenue CP Series A4 (LOC: US BANK NA)		1.05%		01/11/18	10,000,000	10,000,000
Orange Cnty Water District
CP Series A (LOC: SUMITOMO MITSUI BANKING CORPORATION)		0.95%		01/09/18	16,813,000	16,813,000
Port of Oakland
CP Notes D (LOC: BANK OF AMERICA NA)		0.97%		01/04/18	45,415,000	45,415,000
CP Series A (LOC: BANK OF AMERICA NA)		1.12%		02/06/18	46,010,000	46,010,000
Sacramento Municipal Utility District
CP Series L1 (LOC: BARCLAYS BANK PLC)		0.98%		01/09/18	70,000,000	70,000,000
San Diego Cnty Regional Transportation Commission
Sub Sales Tax Revenue CP Series B (LOC: MUFG UNION BANK NA)		1.07%		02/07/18	25,862,000	25,862,000
San Diego Cnty Water Auth
CP Series 8 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.10%		02/06/18	5,000,000	5,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.10%		01/11/18	21,000,000	21,000,000
CP Series 9 (LIQ: BANK OF AMERICA NA)		1.01%		02/06/18	25,000,000	25,000,000
Extendible CP Series 1		1.01%	01/05/18	08/17/18	27,500,000	27,500,000
Extendible CP Series S-1		1.07%	01/11/18	08/31/18	12,500,000	12,500,000
San Diego Public Facilities Financing Auth
Sub Water Revenue CP Series A (LOC: BANK OF THE WEST)		0.94%		01/04/18	8,099,000	8,099,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		0.94%		02/06/18	5,695,000	5,695,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.07%		02/13/18	2,000,000	2,000,000
Sub Water Revenue CP Series B (LOC: BANK OF AMERICA NA)		1.13%		03/12/18	6,246,000	6,246,000
San Francisco Airport Commission
Sub CP Series A3,B3&C3 (LOC: ROYAL BANK OF CANADA)		1.15%		03/08/18	435,000	435,000
San Francisco Public Utilities Commission
Power CP Notes Series A1 (LOC: BANK OF AMERICA NA)		1.08%		02/07/18	6,089,000	6,089,000
Wastewater CP Series A4 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.07%		02/07/18	36,407,000	36,407,000
Wastewater CP Series A6 (LOC: STATE STREET BANK AND TRUST COMPANY)		1.07%		02/07/18	55,000,000	55,000,000
San Jose
Sub Airport CP Notes Series B (LOC: BARCLAYS BANK PLC)		1.01%		02/08/18	13,045,000	13,045,000
Sub CP Notes Series A (LOC: BARCLAYS BANK PLC)		0.98%		02/08/18	11,992,000	11,992,000
Univ of California
CP Notes Series 2009A		0.97%		01/04/18	8,000,000	8,000,000
CP Notes Series 2009A		0.90%		01/08/18	33,450,000	33,450,000
CP Notes Series A		1.07%		01/04/18	70,000,000	70,000,000
CP Notes Series A		1.18%		01/17/18	20,000,000	20,000,000
CP Notes Series A		1.04%		02/05/18	20,000,000	20,000,000
CP Notes Series A		1.09%		02/06/18	35,000,000	35,000,000
CP Notes Series A		1.10%		02/06/18	7,000,000	7,000,000
CP Notes Series A		0.92%		02/08/18	5,000,000	5,000,000
CP Notes Series A		1.10%		03/13/18	14,000,000	14,000,000
General RB Series 2013AF		5.00%		05/15/18	150,000	151,953
Limited Project RB Series 2012G		4.00%		05/15/18	250,000	252,384
12
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ventura Cnty Public Financing Auth
Lease Revenue CP (LOC: WELLS FARGO BANK NA)		1.70%		01/09/18	23,400,000	23,400,000
Walnut Energy Center Auth
Sub CP Notes Series B (LOC: STATE STREET BANK AND TRUST COMPANY)		1.10%		03/05/18	26,531,000	26,531,000
Total Fixed-Rate Municipal Securities
(Cost $1,762,574,281)						1,762,574,281

Variable-Rate Municipal Securities 74.0% of net assets
California 74.0%
ABAG Finance Auth
M/F Housing RB (Crossing Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	14,450,000	14,450,000
M/F Housing RB (Darling Florist Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	4,710,000	4,710,000
M/F Housing RB (Fine Arts Building) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	14,200,000	14,200,000
M/F Housing RB (GAIA Building) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	12,165,000	12,165,000
M/F Housing RB (La Terrazza Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	8,295,000	8,295,000
M/F Housing RB (Mountain View Apts) Series 1997A (LOC: COMERICA BANK)	b	1.80%		01/05/18	3,975,000	3,975,000
M/F Housing Refunding RB (The Berkeleyan) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	5,790,000	5,790,000
RB (Pathways Home & Health Hospice) Series 2004 (LOC: US BANK NA)	b	1.74%		01/05/18	4,530,000	4,530,000
RB (Sharp HealthCare) Series 2009D (LOC: CITIBANK NA)	b	1.60%		01/05/18	11,630,000	11,630,000
Alameda Cnty IDA
RB (BEMA Electronic Manufacturing) Series 2004A (LOC: COMERICA BANK)	b	1.85%		01/05/18	2,120,000	2,120,000
RB (California Brazing) Series 2011 (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	2,616,000	2,616,000
RB (Convergent Laser Technologies) Series 2005A (LOC: COMERICA BANK)	b	1.85%		01/05/18	2,085,000	2,085,000
RB (Dale Hardware) Series 2010 (LOC: COMERICA BANK)	b	1.85%		01/05/18	1,990,000	1,990,000
RB (Essai) Series 2005 (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	2,000,000	2,000,000
RB (Ettore Products) Series 2005A (LOC: COMERICA BANK)	b	1.92%		01/05/18	3,635,000	3,635,000
RB (Evolve Manufacturing Technologies) Series 2014 (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	4,704,000	4,704,000
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.89%		01/05/18	3,070,000	3,070,000
RB (Malmberg Engineering) Series 2006 (LOC: COMERICA BANK)	b	1.85%		01/05/18	1,690,000	1,690,000
RB (Oakland Pallet Co) Series 2008A (LOC: COMERICA BANK)	b	1.92%		01/05/18	1,190,000	1,190,000
RB (Plastikon Industries) Series 2000A (LOC: COMERICA BANK)	b	1.92%		01/05/18	2,470,000	2,470,000
RB (Tool Family Partnership) Series 1997A (LOC: WELLS FARGO BANK NA)	b	1.74%		01/05/18	1,080,000	1,080,000
RB (Unique Elevator Interiors) Series 2007 (LOC: COMERICA BANK)	b	1.92%		01/05/18	1,855,000	1,855,000
RB (White Brothers) Series 2007 (LOC: COMERICA BANK)	b	1.85%		01/05/18	1,760,000	1,760,000
13
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Alameda-Contra Costa School Financing Auth
COP Series N (LOC: FEDERAL HOME LOAN BANKS)	b	1.67%		01/05/18	1,490,000	1,490,000
Anaheim Housing Auth
M/F Housing Refunding RB (Sage Park) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	5,500,000	5,500,000
Anaheim Public Financing Auth
Electric System RB Series 2009A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	7,500,000	7,500,000
Bakersfield City SD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	6,910,000	6,910,000
Bay Area Toll Auth
Sub Toll Bridge RB Series 2017S7 (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	22,400,000	22,400,000
Toll Bridge RB Series 2007A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.58%		01/05/18	9,050,000	9,050,000
Toll Bridge RB Series 2007F, 2008F1 & 2009F1 (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	10,814,436	10,814,436
Toll Bridge RB Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	16,530,000	16,530,000
Toll Bridge RB Series 2009F1 (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	9,010,000	9,010,000
Toll Bridge RB Series 2017F1 (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	13,335,000	13,335,000
Berryessa USD
GO Bonds Series 2017B (LIQ: CITIBANK NA)	a,c	1.76%		01/05/18	5,960,000	5,960,000
California
GO Bond Series 2003C4 (LOC: US BANK NA)	b	1.66%		01/05/18	23,405,000	23,405,000
GO Bonds (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	10,200,000	10,200,000
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	19,490,000	19,490,000
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.76%		01/05/18	16,900,000	16,900,000
GO Bonds (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,055,000	13,055,000
GO Bonds (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	12,020,000	12,020,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	6,295,000	6,295,000
GO Bonds (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	9,975,000	9,975,000
GO Bonds Series 2003 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/04/18	11,440,000	11,440,000
GO Bonds Series 2003C1 (LOC: BANK OF AMERICA NA)	b	1.55%		01/05/18	31,845,000	31,845,000
GO Bonds Series 2004A9 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.66%		01/05/18	11,260,000	11,260,000
GO Bonds Series 2005A12 (LOC: ROYAL BANK OF CANADA)	b	1.62%		01/05/18	19,650,000	19,650,000
GO Bonds Series 2005A21 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.75%		01/05/18	44,540,000	44,539,827
GO Bonds Series 2005B1 (LOC: MIZUHO BANK LTD)	b	1.55%		01/05/18	21,815,000	21,815,000
GO Bonds Series 2005B3 (LOC: MIZUHO BANK LTD)	b	1.75%		01/05/18	19,260,000	19,260,000
GO Bonds Series 2005B4 (LOC: JPMORGAN CHASE BANK NA)	b	1.52%		01/05/18	6,675,000	6,675,000
GO Bonds Series 2010 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	21,000,000	21,000,000
GO Refunding Bonds (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	6,815,000	6,815,000
GO Refunding Bonds (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	9,200,000	9,200,000
California Dept of Water Resources
Water System RB Series AH (LIQ: CITIBANK NA)	a,c	1.71%		01/05/18	5,635,000	5,635,000
14
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California Educational Facilities Auth
RB (California Institute of Technology) Series 1994	b	1.64%		01/05/18	10,450,000	10,450,000
RB (California Institute of Technology) Series 2006A	b	1.60%		01/05/18	18,700,000	18,700,000
RB (California Institute of Technology) Series 2006B	b	1.64%		01/05/18	20,860,000	20,860,000
RB (Life Chiropractic College West) Series 1999 (LOC: BANK OF THE WEST)	b	1.75%		01/05/18	2,700,000	2,700,000
RB (Pepperdine Univ) Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,995,000	6,995,000
RB (Pepperdine Univ) Series 2016 (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	5,280,000	5,280,000
RB (Pepperdine Univ) Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,670,000	6,670,000
RB (Stanford Univ) Series T1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	7,530,000	7,530,000
RB (Stanford Univ) Series U-6 (LIQ: CITIBANK NA)	a,c	1.71%		01/05/18	4,000,000	4,000,000
RB (Stanford Univ) Series U7 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,590,000	3,590,000
RB (Univ of Southern California) Series 2009A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.71%		01/05/18	9,555,000	9,555,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	1,100,000	1,100,000
RB (Univ of Southern California) Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	9,000,000	9,000,000
California Enterprise Development Finance Auth
IDRB (Gordon Brush) Series 2015 (LOC: WELLS FARGO BANK NA)	b	1.81%		01/05/18	3,000,000	3,000,000
RB (Sconza Candy) Series 2008A (LOC: COMERICA BANK)	b	1.92%		01/05/18	10,000,000	10,000,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West) Series 2004K (LOC: MIZUHO BANK LTD)	b	1.85%		01/05/18	33,800,000	33,800,000
Health Facility RB (Catholic Healthcare West) Series 2011B (LOC: BANK OF MONTREAL)	b	1.60%		01/05/18	29,680,000	29,680,000
RB (Children’s Hospital of Orange Cnty) Series 2009C (LOC: US BANK NA)	b	1.54%		01/05/18	28,025,000	28,025,000
RB (Kaiser Permanente) Series 2006C	b	1.85%		01/05/18	31,250,000	31,250,000
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	11,000,000	11,000,000
RB (Kaiser Permanente) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,230,000	2,230,000
RB (Lucile Packard Children’s Hospital) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	6,750,000	6,750,000
RB (Memorial Health Services) Series 2013A	b	1.54%		01/05/18	13,945,000	13,945,000
RB (Providence Health & Services) Series 2009B (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	35,025,000	35,025,000
RB (Providence Health & Services) Series 2009B, 2014A&2014B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	26,780,000	26,780,000
RB (Providence Health & Services) Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
RB (Providence Health & Services) Series 2014B (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	21,645,000	21,645,000
RB (Providence St Joseph Health) Series 2009A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,565,000	11,565,000
RB (Providence St Joseph Health) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	11,250,000	11,250,000
15
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence St. Joseph Health) Series 2016A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,000,000	4,000,000
RB (Providence St. Joseph Health) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	3,840,000	3,840,000
RB (Scripps Health) Series 2001A (LOC: JPMORGAN CHASE BANK NA)	b	1.62%		01/05/18	5,815,000	5,815,000
RB (Scripps Health) Series 2012B	b	1.60%		01/05/18	6,995,000	6,995,000
RB (Scripps Health) Series 2012C	b	1.67%		01/05/18	5,825,000	5,825,000
RB (Sutter Health) Series 2007A&2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	5,130,000	5,130,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	7,000,000	7,000,000
RB (Sutter Health) Series 2011B (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	18,395,000	18,395,000
RB (Sutter Health) Series 2011D (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,000,000	4,000,000
RB (Sutter Health) Series 2011D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	6,665,000	6,665,000
RB (Sutter Health) Series 2011D (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	10,125,000	10,125,000
RB (Sutter Health) Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	4,565,000	4,565,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	8,595,000	8,595,000
RB (Sutter Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	3,600,000	3,600,000
RB (Sutter Health) Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	5,770,000	5,770,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,650,000	5,650,000
Refunding RB (Cedars-Sinai Medical Center) Series 2016B (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	5,625,000	5,625,000
Refunding RB (Stanford Hospital) Series 2008B1	b	1.54%		01/05/18	38,450,000	38,450,000
Refunding RB (Sutter Health) Series 2015A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,665,000	2,665,000
Refunding RB (Sutter Health) Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	12,470,000	12,470,000
Refunding RB (Sutter Health) Series 2016A&B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	5,145,000	5,145,000
Refunding RB (Sutter Health) Series 2016B (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,675,000	4,675,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	38,269,000	38,269,000
Refunding RB (Sutter Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	16,000,000	16,000,000
California HFA
Home Mortgage RB Series 2005A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.70%		01/05/18	19,800,000	19,800,000
Home Mortgage RB Series 2005B (LOC: BANK OF AMERICA NA)	b	1.69%		01/05/18	905,000	905,000
Home Mortgage RB Series 2007K (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.57%		01/05/18	17,595,000	17,595,000
M/F Housing RB (Ortiz Plaza Apts) Series 2016F (LOC: FEDERAL HOME LOAN BANKS)	b	1.74%		01/05/18	7,060,000	7,060,000
M/F Housing RB III Series 2008B (LOC: JPMORGAN CHASE BANK NA)	b	1.67%		01/05/18	12,350,000	12,350,000
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program) Series 2008 (LOC: BANK OF THE WEST)	b	1.79%		01/05/18	2,730,000	2,730,000
RB (Capital Corrugated) Series 2016A (LOC: COMERICA BANK)	b	1.92%		01/05/18	5,000,000	5,000,000
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)	b	1.78%		01/05/18	1,710,000	1,710,000
16
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (SRI International) Series 2010 (LOC: WELLS FARGO BANK NA)	b	1.76%		01/05/18	7,690,000	7,690,000
RB (St Margaret’s Episcopal School) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	b	1.15%	01/02/18	01/05/18	10,410,000	10,410,000
Refunding RB (PG&E) Series 2009A (LOC: MUFG UNION BANK NA)	b	1.83%		01/02/18	38,645,000	38,645,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)	b	1.83%		01/02/18	6,385,000	6,385,000
Toll Bridge RB Series 2003A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.71%		01/05/18	11,250,000	11,250,000
California Municipal Finance Auth
M/F Housing RB (Copper Square Apts) Series 2016A1 (LOC: FEDERAL HOME LOAN BANKS)	b	1.45%		01/05/18	7,280,000	7,280,000
RB (Notre Dame HS) Series 2007 (LOC: COMERICA BANK)	b	1.80%		01/05/18	4,125,000	4,125,000
RB (Pomona College) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	3,750,000	3,750,000
Recovery Zone Facility RB (Chevron) Series 2010A	b	1.75%		01/02/18	6,000,000	6,000,000
Refunding RB (ExxonMobil) Series 2007	b	1.80%		01/02/18	11,505,000	11,505,000
California Pollution Control Financing Auth
Pollution Control Refunding RB (PG&E) Series 1996C (LOC: MIZUHO BANK LTD)	b	1.75%		01/02/18	65,650,000	65,650,000
Solid Waste Disposal RB (Ag Resources III) Series 2004 (LOC: COBANK ACB)	b	1.89%		01/05/18	8,350,000	8,350,000
Solid Waste Disposal RB (Atlas Disposal) Series 1999A (LOC: US BANK NA)	b	1.89%		01/05/18	4,369,000	4,369,000
Solid Waste Disposal RB (AVI-PGS) Series 2008A (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	715,000	715,000
Solid Waste Disposal RB (Bidart Dairy) Series 2002 (LOC: COBANK ACB)	b	1.93%		01/05/18	6,000,000	6,000,000
Solid Waste Disposal RB (Burrtec Waste Group) Series 2008A (LOC: US BANK NA)	b	1.89%		01/05/18	16,225,000	16,225,000
Solid Waste Disposal RB (Desert Properties) Series 2006B (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	1,160,000	1,160,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	725,000	725,000
Solid Waste Disposal RB (EDCO Disposal) Series 2007A (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	6,525,000	6,525,000
Solid Waste Disposal RB (George Borba & Son Dairy) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.93%		01/05/18	3,800,000	3,800,000
Solid Waste Disposal RB (GreenWaste of Palo Alto) Series 2008B (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	1,530,000	1,530,000
Solid Waste Disposal RB (J&D Wilson & Sons Dairy) Series 2004 (LOC: COBANK ACB)	b	1.93%		01/05/18	2,500,000	2,500,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2000A (LOC: COMERICA BANK)	b	1.92%		01/05/18	855,000	855,000
Solid Waste Disposal RB (Metropolitan Recycling) Series 2012A (LOC: COMERICA BANK)	b	1.92%		01/05/18	4,450,000	4,450,000
Solid Waste Disposal RB (Mill Valley Refuse Service) Series 2014 (LOC: COMERICA BANK)	b	1.92%		01/05/18	2,780,000	2,780,000
Solid Waste Disposal RB (Mission Trail Waste Systems) Series 2010A (LOC: COMERICA BANK)	b	1.85%		01/05/18	1,120,000	1,120,000
Solid Waste Disposal RB (Ratto Group of Companies) Series 2007A (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	22,305,000	22,305,000
17
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Ratto Group of Companies) Series 2012 (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	16,500,000	16,500,000
Solid Waste Disposal RB (Recology Project) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.68%		01/05/18	7,000,000	7,000,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)	b	1.92%		01/05/18	10,000	10,000
Solid Waste Disposal RB (South Bay Recycling) Series 2010B (LOC: MUFG UNION BANK NA)	b	1.82%		01/05/18	2,390,000	2,390,000
Solid Waste Disposal RB (Talco Plastics) Series 1997A (LOC: US BANK NA)	b	1.72%		01/05/18	1,450,000	1,450,000
Solid Waste Disposal RB (Upper Valley Disposal Service) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.89%		01/05/18	1,235,000	1,235,000
Solid Waste Disposal RB (Waste Connections) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	5,400,000	5,400,000
Solid Waste Disposal Refunding RB (MarBorg Industries) Series 2009A (LOC: MUFG UNION BANK NA)	b	1.82%		01/05/18	3,000,000	3,000,000
California Public Finance Auth
RB (Sharp Healthcare) Series 2017A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	11,250,000	11,250,000
RB (Sharp Healthcare) Series 2017B (LOC: BARCLAYS BANK PLC)	b	1.73%		01/05/18	44,540,000	44,540,000
RB (Sharp Healthcare) Series 2017C (LOC: BARCLAYS BANK PLC)	b	1.71%		01/02/18	25,000,000	25,000,000
California State Univ
RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	6,570,000	6,570,000
RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	7,160,000	7,160,000
RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
RB Series 2016A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,040,000	2,040,000
RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	5,635,000	5,635,000
RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	5,760,000	5,760,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010A (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	03/01/18	49,100,000	49,100,000
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	03/01/18	87,445,000	87,445,000
IDRB (Gateway Circle) Series 2006 (LOC: CITIBANK NA)	b	1.78%		01/05/18	2,655,000	2,655,000
IDRB (RL Group) Series 1998C (LOC: US BANK NA)	b	1.90%		01/05/18	1,260,000	1,260,000
M/F Housing RB (Aegis at Pleasant Hill) Series 1997H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,270,000	6,270,000
M/F Housing RB (Avian Glen Apts) Series 204CC (LOC: CITIBANK NA)	b	1.72%		01/05/18	4,290,000	4,290,000
M/F Housing RB (Breezewood Apts) Series 2003F-1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,535,000	6,535,000
M/F Housing RB (Campus Pointe Apts) Series 2008J (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	12,100,000	12,100,000
M/F Housing RB (Canyon Country Sr Apts) Series 2002M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	10,500,000	10,500,000
M/F Housing RB (Charter Court Apts) Series 2008L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	13,680,000	13,680,000
M/F Housing RB (Concord Green Apts) Series 1998S (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	8,700,000	8,700,000
M/F Housing RB (Creekside at Meadow Park Apts) Series 2002HH (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	7,795,000	7,795,000
18
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Crossings West Apts) Series 2009E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	15,000,000	15,000,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2003OO (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	4,990,000	4,990,000
M/F Housing RB (Dublin Ranch Sr Apts) Series 2006G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	5,010,000	5,010,000
M/F Housing RB (Fairway Family Apts) Series 2003PP (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	22,000,000	22,000,000
M/F Housing RB (Fairway Family Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	7,000,000	7,000,000
M/F Housing RB (Glen Haven Apts) Series 2002AA (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	7,000,000	7,000,000
M/F Housing RB (Grande Garden Apts) Series 2004TT (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	1,925,000	1,925,000
M/F Housing RB (Greentree Sr Apts) Series 2000P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	7,350,000	7,350,000
M/F Housing RB (Heritage II Apts) Series 2014G (LOC: FEDERAL HOME LOAN BANKS)	b	1.74%		01/05/18	6,240,000	6,240,000
M/F Housing RB (Heritage Oaks Apts) Series 2004YY (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,900,000	6,900,000
M/F Housing RB (Hermosa Vista Apts) Series 2003XX (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,700,000	6,700,000
M/F Housing RB (Imperial Park Apts) Series 2007OO (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	10,620,000	10,620,000
M/F Housing RB (Las Flores Village Apts) Series 2004JJ (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.81%		01/05/18	13,500,000	13,500,000
M/F Housing RB (Laurel Park Sr Apts) Series 2002H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	5,500,000	5,500,000
M/F Housing RB (Los Padres Apts) Series 2003E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	10,550,000	10,550,000
M/F Housing RB (Martin Luther Tower) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,650,000	6,650,000
M/F Housing RB (Oak Center Towers) Series 2005L (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	3,220,000	3,220,000
M/F Housing RB (Oakmont of Concord) Series 2002Q (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	25,000,000	25,000,000
M/F Housing RB (Rancho Santa Fe Village Apts) Series 2004EE (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.81%		01/05/18	12,300,000	12,300,000
M/F Housing RB (South Shore Apts) Series 2009M (LOC: FEDERAL HOME LOAN BANKS)	b	1.74%		01/05/18	10,290,000	10,290,000
M/F Housing RB (Stoneridge at Elk Grove) Series 2005Q (LOC: CITIBANK NA)	b	1.72%		01/05/18	6,040,000	6,040,000
M/F Housing RB (Uptown Newport Apts) Series 2017AA (LOC: COMERICA BANK)	b	1.78%		01/05/18	8,915,000	8,915,000
M/F Housing RB (Uptown Newport Apts) Series 2017BB (LOC: FEDERAL HOME LOAN BANKS)	b	1.75%		01/05/18	19,025,000	19,025,000
M/F Housing RB (Varenna Assisted Living Apts) Series 2006F (LOC: FEDERAL HOME LOAN BANKS)	b	1.74%		01/05/18	11,385,000	11,385,000
M/F Housing Refunding RB (Arbor Ridge Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	25,905,000	25,905,000
19
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing Refunding RB (Brandon Place Apts) Series 2006D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	6,070,000	6,070,000
M/F Housing Refunding RB (Desert Palms Apts) Series 2010A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.79%		01/05/18	7,000,000	7,000,000
M/F Housing Refunding RB (Harmony Court Apts) Series 2006E (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	7,605,000	7,605,000
M/F Housing Refunding RB (Kelvin Court) Series 2012B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	16,795,000	16,795,000
M/F Housing Refunding RB (Mariners Pointe Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		01/05/18	6,500,000	6,500,000
M/F Housing Refunding RB (Sunrise of Danville) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,165,000	6,165,000
M/F Housing Refunding RB (The Alexandria) Series 2013A (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	16,170,000	16,170,000
RB (Kaiser Permanente) Series 2004L	b	1.72%		01/05/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004M	b	1.56%		01/05/18	2,600,000	2,600,000
RB (Sutter Health) Series 2004C (ESCROW) (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	12,825,000	12,825,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	24,767,412	24,767,412
Refunding RB (Trinity Health) Series 2011CA (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,175,000	2,175,000
Carlsbad
M/F Housing RB (The Greens Apts) Series 2003A (LOC: CITIBANK NA)	b	1.80%		01/05/18	12,815,000	12,815,000
Chino Valley USD
GO Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Chula Vista
M/F Housing Refunding RB (Teresina Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		01/05/18	10,000,000	10,000,000
Contra Costa CCD
GO Bonds Series 2013 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	7,800,000	7,800,000
GO Bonds Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Contra Costa Cnty
M/F Housing RB (Creekview Apts) Series 2003B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	32,200,000	32,200,000
M/F Housing Refunding RB (The Park Regency) Series 2003F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		01/05/18	30,000,000	30,000,000
Culver City USD
GO Bonds Series 2014B (LIQ: US BANK NA)	a,c	1.74%		01/04/18	4,455,000	4,455,000
Daly City HFA
M/F Housing Refunding RB (Serramonte Del Ray Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	17,080,000	17,080,000
Dublin Housing Auth
M/F Housing RB (Park Sierra) Series 1998A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.43%		01/05/18	28,700,000	28,700,000
Dublin USD
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	13,190,000	13,190,000
GO Bonds Series 2016B (LIQ: US BANK NA)	a,c	1.74%		01/04/18	12,000,000	12,000,000
East Bay Municipal Utility District
Water RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	3,665,000	3,665,000
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	11,300,000	11,300,000
20
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	70,000,000	70,000,000
Water Sub Refunding RB Series 2012A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	49,500,000	49,500,000
Water System RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	3,335,000	3,335,000
Eastern Municipal Water Financing Auth
Water & Wastewater RB Series 2017D (LIQ: BANK OF AMERICA NA)	a,c	1.72%		01/05/18	3,900,000	3,900,000
Water & Wastewater RB Series 2017D (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,800,000	4,800,000
Elk Grove USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	4,625,000	4,625,000
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.74%		01/04/18	3,200,000	3,200,000
Elsinore Valley Municipal Water District
Refunding COP Series 2011A (LOC: MUFG UNION BANK NA)	b	1.80%		01/05/18	3,760,000	3,760,000
Emeryville Successor Redevelopment Agency
M/F Housing RB (Bay St Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	57,715,000	57,715,000
Escondido
M/F Housing RB (Via Roble Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,900,000	6,900,000
Fairfield-Suisun USD
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	1.72%		01/05/18	32,355,000	32,355,000
Foothill-DeAnza CCD
GO Bonds Series C (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,500,000	4,500,000
Fremont UHSD
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	5,000,000	5,000,000
Grossmont Healthcare District
GO Bonds Series 2011B (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	8,200,000	8,200,000
Hayward
M/F Housing RB (Lord Tennyson Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.81%		01/05/18	13,915,000	13,915,000
M/F Housing RB (Timbers Apts) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	9,500,000	9,500,000
Hayward Area & Park District
GO Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	5,015,000	5,015,000
Hayward USD
GO Bonds Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	23,500,000	23,500,000
Huntington Beach
M/F Housing RB (Five Points Seniors) Series 1991A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	4,200,000	4,200,000
Huntington Beach SD
GO Bonds 2016A (LIQ: US BANK NA)	a,c	1.74%		01/04/18	3,100,000	3,100,000
Irvine
Limited Obligation Bonds (Assessment District 93-14) Series 2000 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.66%		01/05/18	12,601,000	12,601,000
Irvine Ranch Water District
Consolidated Refunding Bonds Series 2008A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		01/05/18	4,805,000	4,805,000
GO Bonds Series 2016 (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	4,160,000	4,160,000
Refunding Bonds Series 2011A1 (SIFMA Municipal Swap Index + 0.07%)		1.78%	01/04/18	03/07/18	21,350,000	21,350,000
Refunding Bonds Series 2011A2 (SIFMA Municipal Swap Index + 0.07%)		1.78%	01/04/18	03/07/18	11,025,000	11,025,000
21
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kings Cnty Housing Auth
M/F Housing Refunding RB (Edgewater Isle Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	11,930,000	11,930,000
Livermore Valley JT USD
GO Bonds Series 2016 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	4,800,000	4,800,000
Long Beach Harbor Dept
RB Series 2015D (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
Long Beach USD
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	4,080,000	4,080,000
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	13,695,000	13,695,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	2,500,000	2,500,000
GO Bonds Series A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
GO Refunding Bonds 2012 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	7,750,000	7,750,000
Los Angeles
M/F Housing Refunding RB (Asbury Apts) Series 2003A (LOC: CITIBANK NA)	b	1.80%		01/05/18	4,255,000	4,255,000
Wastewater System RB Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	2,510,000	2,510,000
Wastewater System Refunding RB Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Wastewater System Sub Refunding RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
Los Angeles CCD
GO Bonds Series 2008F1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.76%		01/05/18	6,670,000	6,670,000
Los Angeles Cnty Housing Auth
M/F Housing RB (Canyon Country Villas) Series 1985H (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	18,300,000	18,300,000
M/F Housing RB (Castaic Sr Apts) Series 2003C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	9,300,000	9,300,000
M/F Housing Refunding RB (Diamond Park Apts) Series 2010B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	14,200,000	14,200,000
M/F Housing Refunding RB (Malibu Meadows) Series 1998B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		01/05/18	23,961,000	23,961,000
M/F Housing Refunding RB (Sand Canyon Villas) Series 2010C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	17,000,000	17,000,000
Los Angeles Community Redevelopment Agency
M/F Housing RB (Academy Village Apts) Series 1989A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.60%		01/05/18	10,300,000	10,300,000
M/F Housing RB (Security Building) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	10,245,000	10,245,000
M/F Refunding RB (Promenade Towers) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.67%		01/05/18	15,000,000	15,000,000
Los Angeles Dept of Airports
Sr RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	27,295,000	27,295,000
Sr RB Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	10,095,000	10,095,000
Sr RB Series 2010A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	14,365,000	14,365,032
Sr RB Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	8,665,000	8,665,000
Sr RB Series 2010A&D (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	6,630,000	6,630,000
Sr RB Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	10,465,000	10,465,000
22
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sr RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.77%		01/05/18	5,500,000	5,500,000
Sr RB Series 2015D (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	4,685,000	4,685,000
Sr RB Series 2015D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.77%		01/05/18	7,450,000	7,450,000
Sub RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	9,030,000	9,030,000
Sub RB Series 2016A (LIQ: WELLS FARGO BANK NA)	a,c	1.76%		01/05/18	9,155,000	9,155,000
Sub RB Series 2016B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	2,600,000	2,600,000
Sub RB Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	2,360,000	2,360,000
Los Angeles Dept of Water & Power
Power System RB Series 2001B (LIQ: BANK OF MONTREAL)	b	1.65%		01/05/18	750,000	750,000
Power System RB Series 2001B (LIQ: ROYAL BANK OF CANADA)	b	1.66%		01/05/18	3,120,000	3,120,000
Power System RB Series 2001B1 (LIQ: BARCLAYS BANK PLC)	b	1.67%		01/05/18	25,835,000	25,835,000
Power System RB Series 2001B6 (LIQ: BANK OF MONTREAL)	b	1.75%		01/02/18	1,400,000	1,400,000
Power System RB Series 2012B&2014B&E (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	17,860,000	17,860,000
Power System RB Series 2016B (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	12,700,000	12,700,000
Power System RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Power System RB Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.72%		01/05/18	4,000,000	4,000,000
Power System RB Series 2017C (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,220,000	2,220,000
Power System RB Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,300,000	3,300,000
Water System RB Series 2001B2 (LIQ: ROYAL BANK OF CANADA)	b	1.75%		01/02/18	1,700,000	1,700,000
Water System RB Series 2011A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.72%		01/05/18	14,230,000	14,230,000
Water System RB Series 2012A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,665,000	3,665,000
Water System RB Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	12,000,000	12,000,000
Water System RB Series 2012B (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	12,375,000	12,375,000
Water System RB Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	5,000,000	5,000,000
Water System RB Series 2012B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	10,900,000	10,900,000
Water System RB Series 2014A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	1,140,000	1,140,000
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Water System RB Series 2017A (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	3,000,000	3,000,000
Los Angeles IDA
IDRB (KH Enterprises) Series 2008 (LOC: BANK OF THE WEST)	b	1.84%		01/05/18	1,305,000	1,305,000
RB (AAA Packing & Shipping) Series 2000 (LOC: WELLS FARGO BANK NA)	b	1.76%		01/05/18	3,000,000	3,000,000
Los Angeles USD
GO Bonds Series 2008A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,950,000	4,950,000
GO Bonds Series 2009 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	6,895,000	6,895,000
Marin Healthcare District
GO Bonds Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	16,315,000	16,315,000
Monterey Peninsula Water Management District
COP (Wastewater Reclamation) Series 1992 (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	2,565,000	2,565,000
Newhall SD Facilities Improvement District #2011-1
GO Bonds Series 2011A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/29/18	3,650,000	3,650,000
23
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.91%		01/05/18	55,000,000	55,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.86%		01/05/18	5,600,000	5,600,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	19,300,000	19,300,000
Variable Rate Demand Preferred Shares Series 7 (LOC: ROYAL BANK OF CANADA)	a,b	1.86%		01/05/18	38,000,000	38,000,000
Oakland
GO Bonds Series 2017A1 (LIQ: US BANK NA)	a,c	1.74%		01/04/18	2,805,000	2,805,000
Orange Cnty Housing Auth
Refunding RB (Villa La Paz) Series 1998F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.67%		01/05/18	9,900,000	9,900,000
Orange Cnty Sanitation District
Wastewater Refunding Revenue Obligations Series 2015A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	8,000,000	8,000,000
Oxnard Financing Auth
Lease RB Series 2003B (LOC: MUFG UNION BANK NA)	b	1.74%		01/05/18	9,400,000	9,400,000
Lease RB Series 2006 (LOC: MUFG UNION BANK NA)	b	1.74%		01/05/18	18,385,000	18,385,000
Wastewater RB Series 2004B (LOC: MUFG UNION BANK NA)	b	1.74%		01/05/18	15,725,000	15,725,000
Palomar CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	30,280,000	30,280,000
Petaluma
M/F Housing RB (Oakmont) Series 1996A (LOC: US BANK NA)	b	1.74%		01/05/18	2,250,000	2,250,000
Pleasanton
M/F Housing RB (Busch Sr Housing) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	13,360,000	13,360,000
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	10,890,000	10,890,000
Riverside
Electric Refunding RB Series 2008A (LOC: BARCLAYS BANK PLC)	b	1.67%		01/05/18	8,700,000	8,700,000
Riverside Cnty Transportation Commission
Sales Tax RB Series 2013A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,275,000	2,275,000
Sales Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	16,480,000	16,480,000
Sales Tax Refunding RB Series 2017B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	20,260,000	20,260,000
Sacramento
Water RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	13,000,000	13,000,000
Water RB Series 2017 (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	7,410,000	7,410,000
Sacramento Area Flood Control Agency
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	4,535,000	4,535,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	16,000,000	16,000,000
Consolidated Capital Assessment District No 2 Bonds Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,750,000	4,750,000
24
Schwab California Municipal Money Fund  |  Annual Report
See financial notes

Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sacramento Cnty Housing Auth
M/F Housing RB (Ashford Heights Apts) Series 2006H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	12,255,000	12,255,000
M/F Housing RB (Hastings Park Apts) Series 2004G (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	16,500,000	16,500,000
M/F Housing RB (Logan Park Apts) Series 2007E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	51,800,000	51,800,000
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	b	1.72%		01/05/18	4,221,000	4,221,000
M/F Housing RB (The Cascades) Series 2005D (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,535,000	6,535,000
Sacramento Housing Auth
M/F Housing RB (Hurley Creek Sr Apts) Series 2006E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	10,265,000	10,265,000
M/F Housing RB (Valencia Point Apts) Series 2006I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	5,150,000	5,150,000
Sacramento Suburban Water District
Refunding Revenue COP Series 2009A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		01/05/18	9,550,000	9,550,000
Sacramento Transportation Auth
Sales Tax Refunding RB Series 2015A (LIQ: MIZUHO BANK LTD)	b	1.60%		01/05/18	8,055,000	8,055,000
San Bernardino CCD
GO Refunding Bonds Series 2013A (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	8,000,000	8,000,000
San Bernardino Cnty
Mortgage Refunding RB (Mountain View Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		01/05/18	10,210,000	10,210,000
San Bernardino Cnty Transportation Auth
Sales Tax RB Series 2014A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	8,300,000	8,300,000
San Diego CCD
GO Bonds Series 2009 (ESCROW) (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	3,125,000	3,125,000
GO Bonds Series 2011 (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	13,400,000	13,400,000
San Diego Cnty Regional Transportation Commission
Sales Tax RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	1.67%		01/05/18	33,045,000	33,045,000
Sales Tax RB Series 2008C (LIQ: BANK OF AMERICA NA)	b	1.65%		01/05/18	75,000,000	75,000,000
Sales Tax RB Series 2008C (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.65%		01/05/18	3,555,000	3,555,000
Sales Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	2,220,000	2,220,000
Sales Tax RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,490,000	11,490,000
San Diego Cnty Water Auth
Water Revenue COP Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	33,580,000	33,580,000
Water Revenue COP Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	12,620,000	12,620,000
San Diego Housing Auth
M/F Housing RB (Hillside Garden Apts) Series 2004B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	25,595,000	25,595,000
M/F Housing RB (Park & Market Apts) Series 2017A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.60%		01/05/18	25,475,000	25,475,000
M/F Mortgage Refunding RB (Creekside Villa Apts) Series 1999B (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.80%		01/05/18	5,005,000	5,005,000
25
Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
San Diego Public Facilities Financing Auth
Sr Sewer Refunding RB Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.81%		01/05/18	1,875,000	1,875,000
San Diego USD
GO Bonds Series 2013C (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	20,000,000	20,000,000
GO Bonds Series 2017D (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	2,500,000	2,500,000
San Francisco
GO Bonds Series 2012D (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	11,450,000	11,450,000
M/F Housing RB (1601 Mariposa Apts) Series 2017B1 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	17,000,000	17,000,000
M/F Housing RB (1601 Mariposa Apts) Series 2017B2 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	20,790,000	20,790,000
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,325,000	3,325,000
San Francisco Airport Commission
Refunding RB 2nd Series 2010A3 (LOC: BANK OF AMERICA NA)	b	1.66%		01/05/18	50,000,000	50,000,000
Refunding RB 2nd Series 37C (LOC: MUFG UNION BANK NA)	b	1.75%		01/05/18	1,700,000	1,700,000
Refunding RB Series 2010A1 (LOC: BANK OF AMERICA NA)	b	1.69%		01/05/18	50,000,000	50,000,000
Refunding RB Series 2010A2 (LOC: BANK OF AMERICA NA)	b	1.66%		01/05/18	56,105,000	56,105,000
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017A1 (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	3,335,000	3,335,000
GO Bonds Series 2017A1 (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	4,800,000	4,800,000
San Francisco Finance Corp
Lease Refunding RB Series 20082 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.60%		01/05/18	19,105,000	19,105,000
San Francisco Housing Auth
M/F Housing Refunding RB (Valencia Gardens) Series 2004 (LOC: CITIBANK NA)	b	1.69%		01/05/18	5,445,000	5,445,000
San Francisco Public Utilities Commission
Water RB 2011 & 2012A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	8,685,000	8,685,000
Water RB Series 2011A (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	18,660,000	18,660,000
Water RB Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
San Francisco Redevelopment Agency
M/F Housing RB (3rd & Mission) Series 1999C (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.67%		01/05/18	52,150,000	52,150,000
M/F Housing RB (Mercy Terrace Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.60%		01/05/18	11,800,000	11,800,000
M/F Housing RB (Orlando Cepeda Place Apts) Series 2000D (LOC: CITIBANK NA)	b	1.80%		01/05/18	5,025,000	5,025,000
San Joaquin Cnty Transportation Auth
Sales Tax Refunding RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	9,750,000	9,750,000
Sales Tax Refunding RB Series 2017 (LIQ: ROYAL BANK OF CANADA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
San Jose
M/F Housing RB (Cinnabar Commons) Series 2003C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	8,200,000	8,200,000
M/F Housing RB (Pollard Plaza Apts) Series 2002D (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.80%		01/05/18	6,095,000	6,095,000
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Villa Monterey Apts) Series 2002F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	10,000,000	10,000,000
M/F Housing Refunding RB (Las Ventanas Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.43%		01/05/18	25,900,000	25,900,000
San Jose-Evergreen CCD
GO Bonds Series A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,980,000	3,980,000
San Luis Obispo Cnty CCD
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.81%		01/05/18	6,580,000	6,580,000
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.81%		01/05/18	13,390,000	13,390,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.83%		01/05/18	5,340,000	5,340,000
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,665,000	11,665,000
San Mateo Cnty CCD
GO Bonds Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,810,000	8,810,000
San Mateo Cnty Jt Powers Financing Auth
Lease Refunding RB Series 2013A (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	10,595,000	10,595,000
Santa Clara
Electric RB Series 2008B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.60%		01/05/18	14,365,000	14,365,000
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts) Series 2005C (LOC: MUFG UNION BANK NA)	b	1.78%		01/05/18	7,652,000	7,652,000
M/F Housing Refunding RB (Willows Apts) Series 2005A (LOC: MUFG UNION BANK NA)	b	1.65%		01/05/18	3,809,000	3,809,000
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB Series 2008A (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.60%		01/05/18	13,420,000	13,420,000
Sales Tax Refunding RB Series 2008A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.63%		01/05/18	7,000,000	7,000,000
Sales Tax Refunding RB Series 2008B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		01/05/18	4,705,000	4,705,000
Sales Tax Refunding RB Series 2008C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.60%		01/05/18	4,000,000	4,000,000
Sales Tax Refunding RB Series 2008D (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.65%		01/05/18	24,675,000	24,675,000
Santa Monica Public Financing Auth
Lease RB Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	5,640,000	5,640,000
Sausalito
M/F Housing RB (Rotary Village) Series 2003 (LOC: BANK OF THE WEST)	b	1.75%		01/05/18	1,810,000	1,810,000
Solano CCD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	3,000,000	3,000,000
South San Francisco USD
GO Bonds Series 2016C (LIQ: US BANK NA)	a,c	1.66%		01/02/18	12,870,000	12,870,000
Southern California Metropolitan Water District
Sub Water RB Series 2017C (SIFMA Municipal Swap Index + 0.05%)		1.76%	01/04/18	07/18/18	34,050,000	34,050,000
Sub Water Refunding RB Series 2017D (SIFMA Municipal Swap Index + 0.05%)		1.76%	01/04/18	07/18/18	46,000,000	46,000,000
27
Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Sub Water Refunding RB Series 2017E (SIFMA Municipal Swap Index + 0.05%)		1.76%	01/04/18	07/18/18	30,000,000	30,000,000
Water RB Series 2017A (LIQ: CITIBANK NA)	b	1.75%		01/02/18	5,325,000	5,325,000
Water Refunding RB Series 2009B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	10,940,000	10,940,000
Water Refunding RB Series 2009C (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	2,500,000	2,500,000
Water Refunding RB Series 2013D	b	1.60%		01/05/18	2,500,000	2,500,000
Water Refunding RB Series 2015A1	b	1.67%		01/05/18	8,525,000	8,525,000
Water Refunding RB Series 2015A2	b	1.67%		01/05/18	22,670,000	22,670,000
Southern California Public Power Auth
RB (Milford Wind Corridor Phase II) 2011-1 (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	8,860,000	8,860,000
Sunnyvale SD
GO Bonds Series 2016B (LIQ: US BANK NA)	a,c	1.66%		01/02/18	10,110,000	10,110,000
Univ of California
General RB Series 2009-O (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	12,500,000	12,500,000
General RB Series 2013AF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	8,500,000	8,500,000
General RB Series 2013AI & 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,685,000	2,685,000
General RB Series 2013AI (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	4,000,000	4,000,000
General RB Series 2013AI (LIQ: CREDIT SUISSE AG)	a,c	1.72%		01/05/18	10,665,000	10,665,000
General RB Series 2013AI (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	3,300,000	3,300,000
General RB Series 2014AM (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	11,080,000	11,080,000
General RB Series 2014AM (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	7,600,000	7,600,000
General RB Series 2016AR (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	3,045,000	3,045,000
Limited Project RB Series 2012G (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,695,000	4,695,000
Limited Project RB Series 2015I (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	26,285,000	26,285,000
Limited Project RB Series 2016K (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	4,400,000	4,400,000
Medical Center Pooled RB Series 2013J (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	20,850,000	20,850,000
Medical Center Pooled RB Series 2013J (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	15,505,000	15,505,000
Medical Center Pooled RB Series 2016L (LIQ: BARCLAYS BANK PLC)	a,c	1.72%		01/05/18	12,330,000	12,330,000
West Valley-Mission CCD
GO Bonds Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,500,000	8,500,000
Westminster Redevelopment Agency
M/F Housing RB (Brookhurst Royal) Series 2000A (LOC: MUFG UNION BANK NA)	b	1.80%		01/05/18	4,895,000	4,895,000
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Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Yosemite CCD
GO Bonds Series 2008C (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	12,000,000	12,000,000
Total Variable-Rate Municipal Securities
(Cost $4,972,398,707)						4,972,398,707
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,018,715,880 or 30.1% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UHSD —	Union high school district
USD —	Unified school district
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$6,734,972,988
Cash		106,551
Receivables:
Fund shares sold		14,183,723
Interest		10,308,778
Prepaid expenses	+	44,316
Total assets		6,759,616,356
Liabilities
Payables:
Investments bought		34,316,387
Investment adviser and administrator fees		1,818,678
Shareholder service fees		159,865
Fund shares redeemed		5,711,996
Distributions to shareholders		213,169
Accrued expenses	+	154,912
Total liabilities		42,375,007
Net Assets
Total assets		6,759,616,356
Total liabilities	–	42,375,007
Net assets		$6,717,241,349
Net Assets by Source
Capital received from investors		6,717,492,972
Net realized capital losses		(251,623)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$5,264,500,060		5,263,038,605		$1.00
Investor Shares	$1,452,741,289		1,452,346,111		$1.00

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Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$57,290,547
Expenses
Investment adviser and administrator fees		21,397,203
Shareholder service fees:
Sweep Shares		18,272,442
Investor Shares		1,985,724
Portfolio accounting fees		209,132
Custodian fees		99,218
Professional fees		95,116
Registration fees		61,110
Shareholder reports		58,352
Transfer agent fees		55,815
Independent trustees’ fees		50,160
Interest expense		8,467
Other expenses	+	90,497
Total expenses		42,383,236
Expense reduction by CSIM and its affiliates	–	5,530,084
Net expenses	–	36,853,152
Net investment income		20,437,395
Realized Gains (Losses)
Net realized gains on investments		123,102
Increase in net assets resulting from operations		$20,560,497
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Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$20,437,395	$3,431,337
Net realized gains (losses)	+	123,102	(374,725)
Increase in net assets from operations		20,560,497	3,056,612
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(15,674,675)	(2,644,297)
Investor Shares	+	(4,762,720)	(787,040)
Total distributions from net investment income		(20,437,395)	(3,431,337)
Distributions from net realized gains
Sweep Shares		—	(422)
Investor Shares	+	—	(55)
Total distributions from net realized gains		—	(477)
Total distributions		(20,437,395)	(3,431,814)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		13,211,380,312	13,408,558,914
Investor Shares	+	1,327,236,668	387,230,242
Total shares sold		14,538,616,980	13,795,789,156
Shares Reinvested
Sweep Shares		15,660,206	2,623,542
Investor Shares	+	4,011,990	691,483
Total shares reinvested		19,672,196	3,315,025
Shares Redeemed
Sweep Shares		(13,990,598,428)	(13,855,117,910)
Investor Shares	+	(662,843,412)	(281,794,544)
Total shares redeemed		(14,653,441,840)	(14,136,912,454)
Net transactions in fund shares		(95,152,664)	(337,808,273)
Net Assets
Beginning of period		6,812,270,911	7,150,454,386
Total decrease	+	(95,029,562)	(338,183,475)
End of period		$6,717,241,349	$6,812,270,911
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab California Municipal Money Fund  |  Annual Report
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Schwab California Municipal Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab California Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Investor Shares (formerly Value Advantage Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective October 3, 2017, the Value Advantage Shares were renamed Investor Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, the fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its record with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for the fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	86%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	-
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.
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Financial Notes (continued)

4. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
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Financial Notes (continued)

4. Risk Factors (continued):
State Risk. The fund invests primarily in securities issued by the State of California and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations and voter initiatives could result in adverse consequences affecting the State of California and/or its municipalities. The possibility exists that a natural disaster, including an earthquake, could create a major dislocation of the California economy and significantly affect the ability of state and local governments to raise money to pay principal and interest on their municipal securities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Prior to October 3, 2017, the annual shareholder servicing fee was as follows:
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Investor Shares	0.22%	n/a
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.55%
Investor Shares	0.35%
Prior to October 3, 2017, the expense limitation was as follows:
Sweep Shares	0.60%
Investor Shares	0.45%
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.005% of the fund’s average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
During the period ended December 31, 2017, the fund waived $5,530,084 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
Interfund Transactions
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2017, the fund’s total aggregate security transactions $45,951,655 and includes realized losses of ($9,188).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was $6,734,972,988.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had capital loss carryforwards of $251,623 with no expiration.
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Financial Notes (continued)

8. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and had $123,102 capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Tax-exempt income	$20,437,395
Ordinary income	—
Long-term capital gains	—
Prior period distributions
Tax-exempt income	$3,431,337
Ordinary income	477
Long-term capital gains	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, no such reclassifications were required.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab California Municipal Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab California Municipal Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

The fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) and under California Revenue and Taxation Code section 17145 for the year ended December 31, 2017.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Notes

Notes

Schwab California Municipal Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26569-15
00204810

Annual Report  |  December 31, 2017
Schwab Cash Reserves™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about Schwab Cash Reserves, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves

Schwab Cash Reserves (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 41 days and ending at 17 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Cash Reserves
Sweep Shares
Ticker Symbol	SWSXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.89%
Seven-Day Yield (without waivers)[1]	0.87%
Seven-Day Effective Yield (with waivers)[1]	0.89%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Cash Reserves
Actual Return	0.61%	$1,000.00	$1,003.60	$3.08
Hypothetical 5% Return	0.61%	$1,000.00	$1,022.12	$3.11

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.59%	0.13%	0.06%	0.06%	0.06%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.62% [3]	0.56% [4]	0.22% [4]	0.16% [4]	0.20% [4]
Gross operating expenses	0.68%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.59%	0.12%	0.06%	0.06%	0.06%
Net assets, end of period (x 1,000,000)	$35,896	$40,503	$40,678	$39,326	$39,452

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
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Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 57.6% of net assets
Asset-Backed Commercial Paper 11.2%
ALPINE SECURITIZATION LTD	a,b	1.46%		01/30/18	218,000,000	217,745,364
	a,b	1.53%		02/15/18	7,000,000	6,986,700
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.70%		01/22/18	50,000,000	49,950,417
	a,b	1.45%		02/05/18	11,000,000	10,984,600
	a,b	1.45%		02/12/18	100,000,000	99,832,000
BARTON CAPITAL SA	a,b	1.43%		01/08/18	26,000,000	25,992,771
	a,b	1.50%		01/08/18	21,700,000	21,693,671
	a,b	1.36%		01/09/18	100,000,000	99,969,778
	a,b	1.70%		02/06/18	35,000,000	34,940,500
	a,b	1.73%		02/20/18	50,000,000	49,880,556
BEDFORD ROW FUNDING CORP	a,b	1.37%		01/08/18	25,000,000	24,993,389
	a,b	1.49%		04/10/18	9,500,000	9,461,335
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	45,000,000	44,994,750
	a,b	1.41%		01/16/18	14,000,000	13,991,833
	a,b	1.55%		02/05/18	121,000,000	120,817,660
CAFCO LLC	a,b	1.41%		02/06/18	50,000,000	49,930,000
	a,b	1.61%		03/15/18	49,000,000	48,841,022
CANCARA ASSET SECURITISATION LLC	a,b	1.41%		02/01/18	55,000,000	54,933,694
	a,b	1.58%		03/07/18	1,000,000	997,165
CHARTA LLC	a,b	1.41%		02/06/18	91,000,000	90,872,600
	a,b	1.43%		03/01/18	37,000,000	36,913,893
	a,b	1.51%		04/09/18	16,750,000	16,681,604
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	122,200,000	122,049,525
	a	1.45%		03/05/18	11,000,000	10,972,280
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/11/18	33,000,000	32,986,800
CRC FUNDING LLC	a,b	1.50%		01/10/18	83,000,000	82,968,875
	a,b	1.41%		02/06/18	10,000,000	9,986,000
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Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOTHAM FUNDING CORP	a,b	1.35%		01/09/18	60,000,000	59,982,000
	a,b	1.48%		01/11/18	100,000,000	99,958,889
	a,b	1.42%		02/01/18	11,000,000	10,986,644
	a,b	1.52%		02/23/18	73,000,000	72,837,717
KELLS FUNDING LLC	a,b	1.35%		01/17/18	116,000,000	115,956,822
	a,b	1.43%		01/19/18	25,000,000	24,985,104
	a,b	1.41%		02/07/18	89,000,000	88,889,244
	a,b	1.41%		02/09/18	78,000,000	77,890,800
	a,b	1.41%		02/14/18	55,000,000	54,916,583
	a,b	1.41%		03/06/18	7,000,000	6,983,939
LMA AMERICAS LLC	a,b	1.32%		01/02/18	55,000,000	54,997,983
	a,b	1.45%		01/04/18	26,700,000	26,696,774
	a,b	1.36%		01/11/18	104,000,000	103,960,711
	a,b	1.61%		03/07/18	1,000,000	997,111
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.41%		01/17/18	52,000,000	51,967,413
	a,b	1.55%		01/22/18	150,000,000	149,864,375
	a,b	1.40%		01/23/18	49,000,000	48,958,078
METLIFE SHORT TERM FUNDING LLC	a,b	1.30%		01/03/18	98,000,000	97,992,922
	a,b	1.41%		02/26/18	16,000,000	15,965,156
	a,b	1.41%		03/05/18	33,000,000	32,919,150
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.40%		01/11/18	50,000,000	49,980,556
	a,b	1.49%		01/23/18	14,000,000	13,987,252
	a,b	1.54%		02/22/18	25,000,000	24,944,389
	a,b	1.55%		02/22/18	50,000,000	49,888,778
OLD LINE FUNDING LLC	a,b	1.35%		01/16/18	93,000,000	92,947,687
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.36%		01/08/18	152,000,000	151,959,804
	a,b	1.45%		01/08/18	24,933,000	24,925,970
	a,b	1.52%		01/18/18	104,000,000	103,925,351
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.38%		01/08/18	29,000,000	28,992,218
	a,b	1.41%		01/09/18	103,000,000	102,967,956
	a,b	1.38%		01/10/18	33,000,000	32,988,615
STARBIRD FUNDING CORP	a,b	1.36%		01/09/18	93,000,000	92,971,893
THUNDER BAY FUNDING LLC	a,b	1.35%		01/16/18	21,000,000	20,988,188
	a,b	1.41%		02/12/18	38,000,000	37,937,933
	a,b	1.41%		03/06/18	114,000,000	113,716,267
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.40%		01/08/18	31,000,000	30,991,561
VICTORY RECEIVABLES CORP	a,b	1.40%		01/05/18	171,000,000	170,973,400
	a,b	1.35%		01/08/18	100,000,000	99,973,750
	a,b	1.35%		01/09/18	40,000,000	39,988,000
	a,b	1.47%		01/17/18	25,000,000	24,983,778
	a,b	1.37%		01/18/18	26,000,000	25,983,179
	a,b	1.50%		02/02/18	36,468,000	36,419,376
	a,b	1.52%		02/23/18	71,000,000	70,842,163
						4,031,354,261
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Schwab Cash Reserves  |  Annual Report
See financial notes

Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 8.4%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.40%		02/07/18	86,000,000	85,877,140
BANK OF NOVA SCOTIA	b	1.76%		03/19/18	101,000,000	100,621,951
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.28%		01/02/18	30,000,000	29,998,933
BPCE SA	b	1.40%		01/04/18	292,000,000	291,965,933
COMMONWEALTH BANK OF AUSTRALIA	b	1.67%		02/27/18	195,000,000	194,487,475
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.33%		01/02/18	190,000,000	189,992,981
DNB BANK ASA	b	1.44%		01/02/18	180,000,000	179,992,800
	b	1.39%		01/05/18	99,000,000	98,984,710
ERSTE ABWICKLUNGSANSTALT	b	1.65%		01/18/18	50,000,000	49,961,042
	b	1.40%		01/25/18	50,000,000	49,953,667
	b	1.39%		01/30/18	28,700,000	28,668,095
ING US FUNDING LLC	a	1.42%		02/05/18	182,000,000	181,750,508
	a	1.41%		02/06/18	22,000,000	21,969,200
JP MORGAN SECURITIES LLC		1.56%		01/04/18	123,435,000	123,418,954
MACQUARIE BANK LTD	b	1.42%		01/18/18	131,000,000	130,912,776
	b	1.48%		02/02/18	51,000,000	50,933,360
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/23/18	143,000,000	142,880,277
	b	1.41%		02/01/18	221,000,000	220,733,572
NRW BANK	b	1.38%		01/05/18	350,000,000	349,946,333
	b	1.43%		02/21/18	25,000,000	24,949,708
	b	1.42%		03/05/18	4,000,000	3,990,130
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.39%		01/25/18	133,000,000	132,877,640
SWEDBANK AB		1.41%		02/09/18	91,000,000	90,861,983
UBS AG (LONDON BRANCH)	b	1.41%		02/14/18	103,000,000	102,823,756
WESTPAC BANKING CORP	b	1.66%		02/23/18	125,000,000	124,694,514
						3,003,247,438
Certificates of Deposit 21.8%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.37%		01/04/18	145,000,000	145,000,000
	a	1.53%		01/31/18	25,000,000	25,000,000
	a	1.42%		02/06/18	108,000,000	108,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.39%		01/22/18	284,000,000	284,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.42%		01/02/18	467,000,000	467,000,000
		1.35%		01/18/18	47,000,000	47,000,000
		1.37%		01/22/18	1,500,000	1,500,000
		1.55%		03/05/18	2,000,000	2,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		01/16/18	72,000,000	72,000,000
		1.56%		01/19/18	280,000,000	280,000,000
		1.42%		02/20/18	136,000,000	136,000,000
11
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.44%		03/01/18	137,000,000	137,000,000
		1.45%		03/06/18	119,000,000	119,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.43%		01/04/18	610,000,000	610,000,000
		1.60%		02/22/18	109,000,000	109,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.35%		01/04/18	168,000,000	168,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	319,000,000	319,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.39%		02/07/18	104,000,000	104,000,532
		1.51%		03/01/18	21,000,000	21,000,171
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	359,000,000	359,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	7,000,000	7,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.46%		01/02/18	37,000,000	37,000,000
		1.41%		01/05/18	193,000,000	193,000,000
		1.42%		01/09/18	67,000,000	67,000,000
		1.56%		01/16/18	61,000,000	61,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	150,000,000	149,999,938
		1.39%		01/05/18	85,000,000	84,999,953
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.58%		01/23/18	82,000,000	82,000,000
		1.60%		02/01/18	136,000,000	136,000,000
		1.48%		04/02/18	5,000,000	5,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	35,000,000	35,000,000
		1.37%		01/25/18	159,000,000	159,000,000
		1.38%		01/31/18	48,000,000	48,000,000
		1.42%		02/20/18	32,000,000	32,000,000
NATIXIS (NEW YORK BRANCH)		1.40%		02/01/18	28,000,000	28,000,000
		1.60%		03/07/18	6,000,000	6,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	37,000,000	37,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.36%		01/04/18	61,000,000	61,000,000
		1.36%		01/11/18	200,000,000	200,000,000
		1.40%		02/06/18	59,000,000	59,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.68%		02/20/18	195,000,000	195,000,000
SOCIETE GENERALE (NEW YORK BRANCH)		1.59%		01/18/18	12,500,000	12,500,282
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.58%		01/18/18	150,000,000	150,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	127,000,000	127,000,000
		1.35%		01/16/18	125,000,000	125,000,000
		1.36%		01/24/18	156,000,000	156,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	393,000,000	392,999,945
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	111,000,000	111,000,000
		1.41%		02/12/18	140,000,000	140,000,000
		1.42%		02/16/18	496,000,000	496,000,000
		1.42%		02/20/18	10,000,000	10,000,000
		1.41%		03/01/18	2,000,000	2,000,000
12
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA		1.41%		02/02/18	412,000,000	412,000,000
		1.40%		02/07/18	160,000,000	160,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.66%		02/20/18	200,000,000	200,000,000
		1.66%		02/21/18	148,000,000	148,000,000
						7,839,000,821
Non-Financial Company Commercial Paper 2.0%
BMW US CAPITAL LLC	a,b	1.50%		01/05/18	31,000,000	30,994,834
CARGILL INC	b	1.53%		01/03/18	150,000,000	149,987,250
GE CAPITAL TREASURY SERVICES (US) LLC	a	1.42%		01/02/18	15,000,000	14,999,408
GENERAL ELECTRIC CO		1.42%		01/02/18	36,000,000	35,998,580
TOTAL CAPITAL CANADA LTD	a,b	1.55%		01/03/18	341,000,000	340,970,636
TOYOTA MOTOR CREDIT CORP		1.39%		01/11/18	15,000,000	14,994,250
		1.40%		03/01/18	121,000,000	120,724,355
		1.40%		03/08/18	25,000,000	24,936,292
						733,605,605
Non-Negotiable Time Deposits 12.8%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.35%		01/02/18	80,000,000	80,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.38%		01/03/18	197,000,000	197,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	508,000,000	508,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.45%		01/02/18	265,000,000	265,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.38%		01/03/18	438,000,000	438,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.30%		01/02/18	180,000,000	180,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	896,000,000	896,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.39%		01/03/18	121,000,000	121,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	400,000,000	400,000,000
		1.37%		01/03/18	124,000,000	124,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.44%		01/04/18	332,000,000	332,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	538,000,000	538,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.34%		01/02/18	163,000,000	163,000,000
		1.42%		01/02/18	97,000,000	97,000,000
		1.42%		01/03/18	254,000,000	254,000,000
						4,593,000,000
13
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.4%
BANK OF AMERICA NA		1.40%		01/22/18	166,000,000	166,000,000
		1.40%		02/16/18	252,000,000	252,000,000
		1.50%		04/12/18	74,000,000	74,000,000
						492,000,000
Total Fixed-Rate Obligations
(Cost $20,692,208,125)						20,692,208,125

Variable-Rate Obligations 12.3% of net assets
Asset-Backed Commercial Paper 0.9%
BEDFORD ROW FUNDING CORP
(3 mo. USD-LIBOR + 0.35%)	a,b	1.69%		01/04/18	70,500,000	70,500,886
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.16%)	a	1.71%		01/24/18	200,000,000	200,000,000
(1 mo. USD-LIBOR + 0.17%)	a	1.72%	01/26/18	04/26/18	31,000,000	31,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.68%	01/29/18	03/27/18	9,000,000	9,000,000
						310,500,886
Financial Company Commercial Paper 2.3%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.91%	01/16/18	02/13/18	288,000,000	288,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.10%)	b	1.65%		01/24/18	25,000,000	25,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	50,000,000	50,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.16%)		1.57%		01/08/18	149,000,000	149,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.55%	01/08/18	02/08/18	145,000,000	145,000,000
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	164,000,000	164,000,000
						821,000,000
Certificates of Deposit 7.0%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	95,000,000	95,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.53%	01/08/18	02/08/18	30,000,000	30,000,000
(1 mo. USD-LIBOR + 0.15%)		1.68%	01/22/18	03/22/18	175,000,000	175,000,000
(1 mo. USD-LIBOR + 0.17%)		1.66%	01/17/18	04/17/18	163,000,000	163,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/23/18	62,500,000	62,500,000
14
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.62%		01/10/18	10,000,000	10,000,129
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/24/18	23,000,000	23,000,000
(1 mo. USD-LIBOR + 0.20%)		1.64%	01/12/18	02/12/18	128,000,000	128,000,192
(1 mo. USD-LIBOR + 0.18%)		1.54%	01/02/18	03/01/18	36,000,000	36,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	240,500,000	240,500,000
(1 mo. USD-LIBOR + 0.35%)		1.75%	01/08/18	03/07/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.15%)		1.53%	01/05/18	04/05/18	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.20%)		1.76%	01/29/18	06/28/18	134,000,000	134,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.72%		01/22/18	86,000,000	86,000,000
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.16%)		1.52%	01/02/18	02/01/18	35,000,000	35,000,000
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	218,000,000	218,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.62%		01/22/18	228,000,000	228,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	29,000,000	29,000,000
(1 mo. USD-LIBOR + 0.14%)		1.52%	01/05/18	04/05/18	185,000,000	185,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/02/18	03/02/18	4,000,000	4,000,000
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.34%)		1.70%		01/19/18	250,000,000	250,021,052
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	168,000,000	168,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.74%	01/29/18	04/27/18	165,000,000	165,000,000
						2,517,021,373
Non-Financial Company Commercial Paper 0.7%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.14%)		1.51%	01/02/18	02/23/18	107,500,000	107,500,000
(1 mo. USD-LIBOR + 0.14%)		1.51%	01/02/18	02/26/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/19/18	03/16/18	50,000,000	50,000,000
						257,500,000
Variable Rate Demand Notes 1.0%
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.56%		01/05/18	2,885,000	2,885,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.65%		01/05/18	36,000,000	36,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	56,000,000	56,000,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.65%		01/05/18	6,700,000	6,700,000
15
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MAINE STATE HOUSING AUTH
TAXABLE MORTGAGE PURCHASE RB SERIES 2017C (LIQ: CITIBANK NA)	c	1.60%		01/05/18	39,585,000	39,585,000
TAXABLE MORTGAGE PURCHASE RB SERIES 2017E (LIQ: BARCLAYS BANK PLC)	c	1.70%		01/05/18	30,000,000	30,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	9,000,000	9,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.70%		01/05/18	100,000,000	100,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	19,000,000	19,000,000
SMITHSONIAN INSTITUTION
TAXABLE RB SERIES 2013B (LIQ: NORTHERN TRUST COMPANY (THE))	c	1.70%		01/05/18	27,500,000	27,500,000
TENDERFOOT SEASONAL HOUSING, LLC
TAXABLE NOTES SERIES 2000B (LOC: WELLS FARGO BANK NA)	c	1.66%		01/05/18	3,000,000	3,000,000
YAVAPAI CNTY IDA
TAXABLE RB (DRAKE CEMENT) SERIES 2015 (LOC: BANK OF NOVA SCOTIA)	c	1.70%		01/05/18	22,375,000	22,375,000
						352,045,000
Other Instruments 0.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.51%	01/08/18	02/07/18	98,000,000	98,000,000
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	61,000,000	61,000,000
						159,000,000
Total Variable-Rate Obligations
(Cost $4,417,067,259)						4,417,067,259
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 30.0% of net assets
U.S. Government Agency Repurchase Agreements* 4.1%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $222,521,707, 0.00% - 7.00%, due 04/30/18 - 11/01/47)		1.40%		01/02/18	218,033,911	218,000,000
GOLDMAN SACHS & CO LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $66,300,000, 2.25% - 6.00%, due 04/15/24 - 01/15/55)		1.30%		01/02/18	65,009,389	65,000,000
16
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $89,610,001, 3.50% - 4.00%, due 03/01/47 - 01/01/48)		1.41%		01/02/18	87,013,630	87,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $91,670,001, 4.00% - 4.50%, due 07/15/47 - 12/20/47)		1.41%		01/02/18	89,013,943	89,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $127,739,868, 2.50% - 4.00%, due 12/01/32 - 01/25/48)		1.40%		01/02/18	124,019,289	124,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $357,151,761, 0.13% - 8.88%, due 02/15/19 - 10/20/47)		1.40%		01/02/18	347,053,978	347,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $576,250,266, 4.00%, due 11/01/47 - 12/01/47)		1.41%		01/02/18	554,086,793	554,000,000
						1,484,000,000
U.S. Treasury Repurchase Agreements 20.9%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $265,239,795, 0.13% - 6.13%, due 04/15/19 - 05/15/45)		1.35%		01/02/18	260,039,000	260,000,000
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $482,972,244, 0.00% - 8.50%, due 05/10/18 - 08/15/27)		1.30%		01/02/18	473,502,113	473,433,728
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $590,669,930, 0.00% - 3.50%, due 02/28/18 - 05/15/46)		1.37%		01/02/18	579,088,137	579,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $5,893,818,564, 2.75% - 3.50%, due 02/15/24 - 02/15/39)		1.25%		01/02/18	5,893,818,472	5,893,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $107,115,506, 0.13% - 2.25%, due 04/15/21 - 02/15/46)		1.30%		01/02/18	105,015,167	105,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $52,027,883, 0.38% - 8.88%, due 02/15/19 - 08/15/46)		1.35%		01/02/18	51,007,650	51,000,000
17
Schwab Cash Reserves  |  Annual Report
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $121,398,971, 2.13%, due 02/29/24)		1.40%		01/02/18	119,018,511	119,000,000
						7,480,433,728
Other Repurchase Agreements** 5.0%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $100,258,321, 0.00% - 12.50%, due 01/15/19 - 03/30/67)		1.57%		01/03/18	88,026,864	88,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $455,924,732, 1.26% - 8.50%, due 09/19/19 - 08/14/58)		1.53%		01/04/18	407,121,083	407,000,000
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $64,715,113, 1.90% - 9.00%, due 10/31/20 - 11/11/30)		1.88%		02/02/18	56,105,280	56,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,050,788, 2.02% - 5.21%, due 02/10/32 - 02/25/50)		1.62%		01/03/18	27,008,505	27,000,000
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $264,500,007, 0.32% - 8.21%, due 01/15/27 - 09/25/47)		1.64%		02/02/18	230,963,956	230,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $230,364,070, 0.00% - 6.75%, due 10/01/18 - 12/15/46)		1.96%		03/29/18	201,295,778	200,000,000
Issued 12/29/17, repurchase date 06/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $51,750,000, 0.00% - 6.40%, due 10/15/18 - 07/25/73)		2.16%		03/29/18	45,243,000	45,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,100,000, 5.55%, due 05/27/25)		1.75%		02/02/18	34,104,125	34,000,000
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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $76,666,242, 1.38% - 5.61%, due 01/15/18 - 03/15/55)		1.52%		01/03/18	73,015,411	73,000,000
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $116,584,447, 1.80% - 6.95%, due 07/31/18 - 07/01/16)		1.52%		01/03/18	111,032,807	111,000,000
WELLS FARGO SECURITIES LLC
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $48,315,004, 1.38% - 3.70%, due 01/10/18 - 12/01/42)		1.57%		01/02/18	42,012,822	42,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $32,205,618, 0.00% - 7.10%, due 02/05/18 - 10/17/27)		1.57%		01/02/18	28,004,884	28,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $172,552,996, 1.69% - 7.90%, due 09/25/18 - 12/25/52)		1.58%		01/04/18	150,046,083	150,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $93,178,618, 3.01% - 7.36%, due 01/21/25 - 12/19/36)		1.58%		01/05/18	81,024,885	81,000,000
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $268,160,983, 2.50% - 9.13%, due 10/02/19 - 01/16/60)		1.88%		04/03/18	233,026,640	231,000,000
						1,803,000,000
Total Repurchase Agreements
(Cost $10,767,433,728)						10,767,433,728
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,487,040,941 or 20.9% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

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Schwab Cash Reserves
Portfolio Holdings as of December 31, 2017 (continued)

ABS —	Asset-backed securities
AUTH —	Authority
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LIQ —	Liquidity agreement
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Cash Reserves
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$25,109,275,384
Repurchase agreements, at cost and value (Note 2a)		10,767,433,728
Cash		9,703
Receivables:
Interest		30,187,228
Prepaid expenses	+	264,909
Total assets		35,907,170,952
Liabilities
Payables:
Investment adviser and administrator fees		8,445,313
Shareholder service fees		1,910,163
Accrued expenses	+	732,340
Total liabilities		11,087,816
Net Assets
Total assets		35,907,170,952
Total liabilities	–	11,087,816
Net assets		$35,896,083,136
Net Assets by Source
Capital received from investors		35,896,083,136

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$35,896,083,136		35,894,269,745		$1.00

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Schwab Cash Reserves
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$454,150,618
Expenses
Investment adviser and administrator fees		110,440,018
Shareholder service fees		142,366,280
Custodian fees		1,113,169
Portfolio accounting fees		584,300
Shareholder reports		398,381
Transfer agent fees		315,657
Registration fees		289,374
Professional fees		240,136
Independent trustees’ fees		151,721
Interest expense		8,398
Other expenses	+	493,553
Total expenses		256,400,987
Expense reduction by CSIM and its affiliates	–	23,567,666
Net expenses	–	232,833,321
Net investment income		221,317,297
Realized Gains (Losses)
Net realized gains on investments		27,263
Increase in net assets resulting from operations		$221,344,560
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Schwab Cash Reserves
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$221,317,297	$48,934,736
Net realized gains	+	27,263	2,457,033
Increase in net assets from operations		221,344,560	51,391,769
Distributions to Shareholders
Distributions from net investment income		(221,317,297)	(48,934,736)
Distributions from net realized gains	+	(7,172)	(854,262)
Total distributions		(221,324,469)	(49,788,998)
Transactions in Fund Shares*
Shares sold		70,729,743,419	73,126,727,095
Shares reinvested		221,042,914	49,418,180
Shares redeemed	+	(75,557,493,995)	(73,352,940,794)
Net transactions in fund shares		(4,606,707,662)	(176,795,519)
Net Assets
Beginning of period		40,502,770,707	40,677,963,455
Total decrease	+	(4,606,687,571)	(175,192,748)
End of period		$35,896,083,136	$40,502,770,707
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Cash Reserves
Financial Notes

1. Business Structure of the Fund:
Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Cash Reserves offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2017, the fund had investments in repurchase agreements with a gross value of $10,767,433,728 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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Schwab Cash Reserves
Financial Notes (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably
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Schwab Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency
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Schwab Cash Reserves
Financial Notes (continued)

3. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.29%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.15%. Prior to October 3, 2017, the annual shareholder servicing fee was 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.61%. Prior to October 3, 2017, the expense limitation was 0.66%.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets. In connection with the contractual expense limitation change noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the fund waived $23,567,666 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was $35,876,709,112.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$221,324,469
Prior period distributions
Ordinary income	$49,788,998
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the fund made the following reclassifications:
Capital shares	$20,091
Net realized capital gains and losses	(20,091)
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Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Cash Reserves
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Cash Reserves (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Cash Reserves  |  Annual Report

Schwab Cash Reserves
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Schwab Cash Reserves  |  Annual Report

Notes

Schwab Cash Reserves
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31381-13
00204812

Annual Report  |  December 31, 2017
Schwab Money Market Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
Thank you for investing in the Schwab Money Market Fund, and with Charles Schwab Investment Management. As you may be aware, on January 3, 2018, CSIM announced that this fund will be liquidated on or about May 25, 2018. You should have received (or will soon receive) additional details from Schwab about the impact of this change on your account, as well as next steps. There’s no need for you to take any action at this time, but we wanted to ensure you were aware of these communications.
At Charles Schwab Investment Management, we remain focused on providing investment options that meet the needs of our shareholders. This change to our money funds lineup is intended to streamline our offer, and reduce complexity for investors. CSIM will continue to offer a strong lineup of money funds, including purchased money market funds which offer convenient access to higher yields on cash, low investment minimums, and solutions for both retail and institutional type accounts.
For more information about this upcoming change to the Schwab Money Market Fund, please contact your Schwab Financial Consultant or call Schwab at 1-800-435-4000. If you are a client of an independent investment advisor, please call them directly or call Schwab Alliance at 1-800-515-2157. If you are a Personal Choice Retirement Account (PCRA) participant, please call 1-877-553-1971.
Sincerely,
“ As you may be aware, on January 3, 2018, CSIM announced that this fund will be liquidated on or about May 25, 2018.”
Management views may have changed since the report date.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund

The Schwab Money Market Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 49 days and ending at 26 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	26 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Money Market Fund
Sweep Shares
Ticker Symbol	SWMXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[2]	0.88% [1]
Seven-Day Yield (without waivers)[2]	0.88% [1]
Seven-Day Effective Yield (with waivers)[2]	0.88% [1]

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The seven-day yields do not reflect a non-recurring premium distribution made on December 29, 2017. The Seven-Day Yield (with waivers), Seven-Day Yield (without waivers), and Seven-Day Effective Yield (with waivers) with the non-recurring premium distribution would have been 1.53%, 1.53%, and 1.54%, respectively.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Money Market Fund
Actual Return	0.66%	$1,000.00	$1,003.50	$3.33
Hypothetical 5% Return	0.66%	$1,000.00	$1,021.87	$3.36

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period.
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01) [3]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.55% [3]	0.04%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.67% [4]	0.60% [5]	0.27% [5]	0.21% [5]	0.25% [5]
Gross operating expenses	0.71%	0.73%	0.73%	0.73%	0.73%
Net investment income (loss)	0.53%	0.03%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$8,000	$9,166	$15,201	$14,824	$14,969

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on total return was 0.01%.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
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Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 65.9% of net assets
Asset-Backed Commercial Paper 17.3%
ALPINE SECURITIZATION LTD	a,b	1.40%		01/02/18	43,000,000	42,998,328
	a,b	1.53%		02/15/18	3,000,000	2,994,300
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.45%		02/05/18	69,000,000	68,903,400
	a,b	1.45%		02/14/18	1,000,000	998,240
BARTON CAPITAL SA	a,b	1.84%		03/22/18	6,000,000	5,975,600
	a,b	1.83%		03/26/18	61,500,000	61,238,830
BEDFORD ROW FUNDING CORP	a,b	1.41%		01/24/18	44,000,000	43,960,644
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	12,000,000	11,998,600
	a,b	1.55%		02/01/18	20,000,000	19,973,306
	a,b	1.55%		02/05/18	8,000,000	7,987,944
CAFCO LLC	a,b	1.41%		02/27/18	23,000,000	22,949,017
	a,b	1.55%		03/05/18	28,000,000	27,924,540
	a,b	1.61%		03/15/18	29,000,000	28,905,911
CANCARA ASSET SECURITISATION LLC	a,b	1.41%		02/01/18	5,000,000	4,993,972
	a,b	1.55%		03/05/18	70,000,000	69,811,350
CHARTA LLC	a,b	1.43%		03/01/18	23,000,000	22,946,474
	a,b	1.41%		03/02/18	25,000,000	24,941,667
	a,b	1.76%		03/22/18	31,000,000	30,879,444
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		01/24/18	31,000,000	30,971,678
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/02/18	42,000,000	41,998,320
CRC FUNDING LLC	a,b	1.41%		02/27/18	21,000,000	20,953,450
	a,b	1.55%		03/05/18	6,000,000	5,983,830
	a,b	1.79%		03/26/18	53,000,000	52,779,873
CROWN POINT CAPITAL COMPANY LLC	a,b	1.45%		01/05/18	5,000,000	4,999,194
	a,b	1.43%		01/31/18	9,000,000	8,989,350
FAIRWAY FINANCE CO LLC	a,b	1.61%		03/07/18	40,000,000	39,884,444
9
Schwab Money Market Fund  |  Annual Report
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GOTHAM FUNDING CORP	a,b	1.42%		02/01/18	34,000,000	33,958,718
	a,b	1.84%		03/22/18	3,000,000	2,987,800
	a,b	1.84%		03/27/18	21,000,000	20,909,263
KELLS FUNDING LLC	a,b	1.41%		02/14/18	65,000,000	64,901,417
	a,b	1.41%		03/07/18	30,000,000	29,930,000
LMA AMERICAS LLC	a,b	1.45%		01/04/18	6,000,000	5,999,275
	a,b	1.78%		03/19/18	10,000,000	9,962,142
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.41%		01/17/18	60,000,000	59,962,400
METLIFE SHORT TERM FUNDING LLC	a,b	1.42%		02/05/18	50,000,000	49,931,458
	a,b	1.41%		03/05/18	33,000,000	32,919,150
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.40%		01/11/18	39,000,000	38,984,833
	a,b	1.49%		01/23/18	41,000,000	40,962,667
OLD LINE FUNDING LLC	a,b	1.67%		03/26/18	10,000,000	9,961,267
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.36%		01/08/18	55,000,000	54,985,456
	a,b	1.52%		01/18/18	24,000,000	23,982,773
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.38%		01/10/18	20,000,000	19,993,100
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.40%		01/08/18	37,000,000	36,989,928
VICTORY RECEIVABLES CORP	a,b	1.40%		01/05/18	2,000,000	1,999,689
	a,b	1.35%		01/09/18	41,000,000	40,987,700
	a,b	1.45%		01/17/18	26,898,000	26,880,666
	a,b	1.52%		02/23/18	5,000,000	4,988,885
	a,b	1.66%		03/13/18	65,000,000	64,788,479
						1,383,908,772
Financial Company Commercial Paper 8.2%
BANK OF NOVA SCOTIA	b	1.73%		03/19/18	55,000,000	54,797,661
	b	1.76%		03/19/18	46,000,000	45,827,820
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.28%		01/02/18	14,000,000	13,999,502
BPCE SA	b	1.40%		01/04/18	27,000,000	26,996,850
	b	1.66%		03/08/18	35,000,000	34,894,125
DBS BANK LTD	b	1.37%		01/09/18	14,000,000	13,995,753
DNB BANK ASA	b	1.44%		01/02/18	39,000,000	38,998,440
	b	1.39%		01/05/18	32,000,000	31,995,058
ING US FUNDING LLC	a	1.45%		03/12/18	72,000,000	71,798,400
JP MORGAN SECURITIES LLC	b	1.44%		01/19/18	9,000,000	8,993,565
		1.66%		03/14/18	74,000,000	73,755,800
		1.46%		03/19/18	18,000,000	17,944,175
MACQUARIE BANK LTD	b	1.42%		01/18/18	40,000,000	39,973,367
NATIONWIDE BUILDING SOCIETY	b	1.35%		01/16/18	80,000,000	79,955,000
NRW BANK	b	1.38%		01/05/18	50,000,000	49,992,333
SOCIETE GENERALE SA	b	1.64%		03/05/18	12,000,000	11,965,770
10
Schwab Money Market Fund  |  Annual Report
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
SWEDBANK AB		1.41%		02/09/18	40,000,000	39,939,333
UNITED OVERSEAS BANK LTD	b	1.42%		02/01/18	2,000,000	1,997,572
						657,820,524
Certificates of Deposit 24.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.53%		01/31/18	37,000,000	37,000,000
	a	1.42%		02/06/18	43,000,000	43,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%		01/18/18	15,000,000	15,000,000
		1.53%		03/01/18	92,000,000	92,000,000
		1.55%		03/05/18	13,000,000	13,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.54%		01/16/18	63,000,000	63,000,131
		1.56%		01/19/18	92,000,000	92,000,000
		1.40%		01/25/18	4,000,000	4,000,000
		1.44%		03/01/18	41,000,000	41,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.43%		01/04/18	160,000,000	160,000,000
CITIBANK NA (NEW YORK BRANCH)		1.70%		03/19/18	35,000,000	35,000,000
		1.75%		03/20/18	165,000,000	165,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.35%		01/04/18	11,000,000	11,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	71,000,000	71,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.39%		02/07/18	80,000,000	80,000,410
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	79,000,000	79,000,000
HSBC BANK USA NA		1.37%		03/01/18	36,000,000	36,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.46%		01/02/18	77,000,000	77,000,000
		1.42%		01/09/18	1,000,000	1,000,000
		1.53%		01/26/18	2,000,000	2,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	36,000,000	35,999,985
		1.39%		01/05/18	14,000,000	13,999,992
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.58%		01/23/18	42,000,000	42,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.37%		01/25/18	2,000,000	2,000,000
		1.62%		03/26/18	76,000,000	76,000,000
NATIXIS (NEW YORK BRANCH)		1.40%		02/01/18	52,000,000	52,000,000
		1.60%		03/07/18	10,000,000	10,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	60,000,000	60,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.41%		02/13/18	100,000,000	100,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.68%		02/20/18	16,000,000	16,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)		1.58%		01/18/18	50,000,000	50,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.44%		01/03/18	58,000,000	58,000,000
		1.35%		01/16/18	2,000,000	2,000,000
		1.36%		01/24/18	12,000,000	12,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	50,000,000	49,999,972
11
Schwab Money Market Fund  |  Annual Report
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	68,000,000	68,000,000
		1.41%		02/12/18	60,000,000	60,000,000
		1.42%		02/20/18	28,000,000	28,000,000
		1.41%		03/01/18	9,000,000	9,000,000
		1.54%		03/05/18	4,000,000	4,000,000
WELLS FARGO BANK NA		1.41%		02/02/18	44,000,000	44,000,000
		1.75%		03/27/18	58,000,000	58,000,000
						1,968,000,490
Non-Financial Company Commercial Paper 2.2%
BMW US CAPITAL LLC	a,b	1.50%		01/05/18	7,000,000	6,998,834
CARGILL INC	b	1.53%		01/03/18	50,000,000	49,995,750
GENERAL ELECTRIC CO		1.42%		01/02/18	22,000,000	21,999,132
TOTAL CAPITAL CANADA LTD	a,b	1.55%		01/03/18	90,000,000	89,992,250
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	3,000,000	2,992,355
						171,978,321
Non-Negotiable Time Deposits 13.6%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.38%		01/03/18	74,000,000	74,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	165,000,000	165,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.45%		01/02/18	40,000,000	40,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.38%		01/03/18	88,000,000	88,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.30%		01/02/18	40,000,000	40,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	198,000,000	198,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.38%		01/02/18	13,000,000	13,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	85,000,000	85,000,000
		1.37%		01/03/18	53,000,000	53,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.44%		01/04/18	102,000,000	102,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	130,000,000	130,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.42%		01/02/18	100,000,000	100,000,000
						1,088,000,000
Total Fixed-Rate Obligations
(Cost $5,269,708,107)						5,269,708,107

Variable-Rate Obligations 12.3% of net assets
Asset-Backed Commercial Paper 0.9%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	1.72%	01/26/18	04/26/18	49,000,000	49,000,000
12
Schwab Money Market Fund  |  Annual Report
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.13%)	a,b	1.68%	01/29/18	03/27/18	19,000,000	19,000,000
						68,000,000
Financial Company Commercial Paper 1.5%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.91%	01/16/18	02/13/18	17,000,000	17,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	106,000,000	106,000,000
						123,000,000
Certificates of Deposit 6.5%
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	2,000,000	2,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.53%	01/08/18	02/08/18	8,000,000	8,000,000
(1 mo. USD-LIBOR + 0.17%)		1.66%	01/17/18	04/17/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	31,000,000	31,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.77%	01/24/18	04/24/18	8,000,000	8,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.47%	01/02/18	02/02/18	25,000,000	25,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.55%	01/10/18	02/12/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.69%		01/19/18	43,000,000	43,000,000
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/24/18	33,000,000	33,000,000
(1 mo. USD-LIBOR + 0.20%)		1.64%	01/12/18	02/12/18	6,000,000	6,000,009
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.35%)		1.75%	01/08/18	03/07/18	75,000,000	75,000,000
(1 mo. USD-LIBOR + 0.24%)		1.74%	01/19/18	04/19/18	31,000,000	31,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.16%)		1.52%	01/02/18	02/01/18	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.69%		01/30/18	6,000,000	6,000,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	82,000,000	82,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/02/18	03/02/18	3,000,000	3,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		1.73%	01/22/18	04/20/18	23,000,000	23,000,000
(1 mo. USD-LIBOR + 0.19%)		1.74%	01/29/18	04/27/18	85,000,000	85,000,000
						517,000,009
13
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable Rate Demand Notes 1.1%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.53%		01/05/18	13,000,000	13,000,000
ABAG FINANCE AUTH
RB (PUBLIC POLICY INSTITUTE OF CALIFORNIA) SERIES 2001A (LOC: WELLS FARGO BANK NA)	c	1.70%		01/05/18	17,550,000	17,550,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.56%		01/05/18	1,125,000	1,125,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	22,000,000	22,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	30,000,000	30,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	5,000,000	5,000,000
						88,675,000
Other Instrument 0.9%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.49%	01/05/18	02/05/18	72,000,000	72,000,000
Non-Financial Company Commercial Paper 1.4%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.15%)		1.61%	01/16/18	03/08/18	112,000,000	112,000,000
Total Variable-Rate Obligations
(Cost $980,675,009)						980,675,009
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.8% of net assets
U.S. Government Agency Repurchase Agreements* 3.9%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $49,432,721, 2.13% - 8.13%, due 01/15/19 - 10/01/47)		1.40%		01/02/18	48,007,467	48,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $19,570,001, 3.50%, due 10/01/46)		1.41%		01/02/18	19,002,977	19,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $19,380,067, 0.88% - 1.63%, due 03/31/18 - 03/31/19)		1.41%		01/02/18	19,002,977	19,000,000
14
Schwab Money Market Fund  |  Annual Report
See financial notes

Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $28,844,487, 4.00%, due 08/01/47)		1.40%		01/02/18	28,004,356	28,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $80,026,147, 0.13% - 5.00%, due 04/15/21 - 03/20/47)		1.40%		01/02/18	78,012,133	78,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $128,980,204, 4.00%, due 11/01/47)		1.41%		01/02/18	124,019,427	124,000,000
						316,000,000
U.S. Treasury Repurchase Agreements 11.7%
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $118,096,694, 1.25% - 2.25%, due 09/30/19 - 11/15/26)		1.30%		01/02/18	115,781,055	115,764,333
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $131,600,038, 0.00% - 8.75%, due 05/10/18 - 02/15/47)		1.37%		01/02/18	129,019,637	129,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $631,087,731, 3.63%, due 02/15/21)		1.25%		01/02/18	631,087,639	631,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $23,463,399, 0.13% - 2.25%, due 04/15/21 - 08/15/46)		1.30%		01/02/18	23,003,322	23,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $12,241,885, 0.13% - 2.75%, due 11/30/18 - 08/15/47)		1.35%		01/02/18	12,001,800	12,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $26,524,167, 0.00% - 2.13%, due 04/19/18 - 02/29/24)		1.40%		01/02/18	26,004,044	26,000,000
						936,764,333
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $92,149,425, 0.00% - 4.95%, due 10/01/24 - 01/28/70)		1.57%		01/03/18	81,024,728	81,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $24,156,990, 1.72% - 8.30%, due 06/06/22 - 09/25/46)		1.53%		01/04/18	21,006,248	21,000,000
15
Schwab Money Market Fund  |  Annual Report
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/28/17, repurchase date 03/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,563,735, 1.72% - 6.55%, due 08/25/25 - 03/25/57)		1.72%		02/02/18	23,039,560	23,000,000
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $19,647,183, 3.88% - 9.00%, due 06/15/20 - 03/01/23)		1.88%		02/02/18	17,031,960	17,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $31,051,111, 0.50% - 8.00%, due 02/10/22 - 02/25/50)		1.62%		01/03/18	27,008,505	27,000,000
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $60,953,912, 2.85% - 4.66%, due 08/15/47 - 06/15/50)		1.64%		02/02/18	53,222,129	53,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $66,805,313, 1.47% - 6.88%, due 10/01/18 - 04/01/46)		1.96%		03/29/18	58,375,776	58,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,050,000, 5.55% - 7.25%, due 05/27/25 - 01/25/29)		1.75%		02/02/18	67,205,188	67,000,000
RBC CAPITAL MARKETS LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $13,654,035, 1.38% - 6.95%, due 01/15/18 - 06/01/45)		1.52%		01/03/18	13,003,842	13,000,000
Issued 12/29/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,100,444, 1.70% - 4.65%, due 06/11/18 - 02/06/57)		1.52%		01/03/18	2,000,422	2,000,000
WELLS FARGO SECURITIES LLC
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $10,353,349, 1.85% - 6.05%, due 11/01/22 - 02/15/38)		1.57%		01/02/18	9,002,748	9,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $34,506,018, 4.00% - 6.84%, due 11/16/20 - 04/25/56)		1.57%		01/02/18	30,005,233	30,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $39,112,013, 3.04% - 6.00%, due 09/26/35 - 01/17/59)		1.58%		01/04/18	34,010,446	34,000,000
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Schwab Money Market Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $42,563,073, 0.00% - 6.26%, due 12/21/20 - 06/25/57)		1.58%		01/05/18	37,011,367	37,000,000
Issued 11/07/17, repurchase date 05/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $25,545,501, 3.73% - 4.34%, due 11/25/44 - 09/25/47)		1.93%		04/03/18	22,173,378	22,000,000
						494,000,000
Total Repurchase Agreements
(Cost $1,746,764,333)						1,746,764,333
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,082,307,242 or 26.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Money Market Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$6,250,383,116
Repurchase agreements, at cost and value (Note 2a)		1,746,764,333
Cash		2,131
Receivables:
Interest		5,521,675
Prepaid expenses	+	89,222
Total assets		8,002,760,477
Liabilities
Payables:
Investment adviser and administrator fees		2,200,277
Shareholder service fees		328,637
Accrued expenses	+	342,232
Total liabilities		2,871,146
Net Assets
Total assets		8,002,760,477
Total liabilities	–	2,871,146
Net assets		$7,999,889,331
Net Assets by Source
Capital received from investors		7,999,889,331

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,999,889,331		7,998,769,337		$1.00

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Schwab Money Market Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$101,643,083
Expenses
Investment adviser and administrator fees		27,443,720
Shareholder service fees		31,948,653
Shareholder reports		289,551
Custodian fees		274,287
Portfolio accounting fees		197,049
Registration fees		120,134
Professional fees		94,090
Transfer agent fees		66,988
Independent trustees’ fees		59,624
Interest expense		1,829
Other expenses	+	148,398
Total expenses		60,644,323
Expense reduction by CSIM and its affiliates	–	4,186,854
Net expenses	–	56,457,469
Net investment income		45,185,614
Realized Gains (Losses)
Net realized gains on investments		11,223
Increase in net assets resulting from operations		$45,196,837
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Schwab Money Market Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$45,185,614	$4,684,414
Net realized gains	+	11,223	2,349,570
Increase in net assets from operations		45,196,837	7,033,984
Distributions to Shareholders
Distributions from net investment income		(46,185,614)	(4,684,414)
Distributions from net realized gains	+	(11,266)	(81,454)
Total distributions		(46,196,880)	(4,765,868)
Transactions in Fund Shares*
Shares sold		16,883,293,441	30,876,813,889
Shares reinvested		46,122,927	4,484,332
Shares redeemed	+	(18,094,644,916)	(36,918,196,957)
Net transactions in fund shares		(1,165,228,548)	(6,036,898,736)
Net Assets
Beginning of period		9,166,117,922	15,200,748,542
Total decrease	+	(1,166,228,591)	(6,034,630,620)
End of period		$7,999,889,331	$9,166,117,922
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Money Market Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Money Market Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Money Market Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2017, the fund had investments in repurchase agreements with a gross value of $1,746,764,333 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities
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Schwab Money Market Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably
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Schwab Money Market Fund
Financial Notes (continued)

3. Risk Factors (continued):
designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency
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Schwab Money Market Fund
Financial Notes (continued)

3. Risk Factors (continued):
downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Money Market Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.32%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee of up to 0.15%. Prior to October 3, 2017, the annual shareholder servicing fee was 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.15% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Pursuant to the Plan, the fund’s shares are subject to an annual sweep administration fee of up to 0.15%. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.66%. Prior to October 3, 2017, the expense limitation was 0.71%.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.035% of the fund’s average daily net assets. In connection with the contractual expense limitation change noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the fund waived $4,186,854 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Schwab Money Market Fund
Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was $7,997,147,449.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and had no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$46,196,880
Prior period distributions
Ordinary income	$4,765,868
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the fund made the following reclassifications:
Capital shares	($1,000,043)
Undistributed net investment income	1,000,000
Net realized capital gains and losses	43
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Schwab Money Market Fund
Financial Notes (continued)

7. Federal Income Taxes (continued):
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
At a meeting held on December 12, 2017, the Board of the trust approved the liquidation of the Schwab Money Market Fund (the Fund). The Fund will redeem all of its outstanding shares on or about May 25, 2018, and distribute the proceeds to the Fund’s shareholders in an amount equal to the shareholder’s proportionate interest in the net assets of the Fund after the Fund has paid or provided for all of its charges, taxes, expenses and liabilities.
Other than the planned liquidation of the Fund as discussed above, management has determined there are no other subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Money Market Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Money Market Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Money Market Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Money Market Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Money Market Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Money Market Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

35
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

36
Schwab Money Market Fund  |  Annual Report

Schwab Money Market Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31359-13
00204807

Annual Report  |  December 31, 2017
Schwab Municipal Money Fund™
Schwab AMT Tax-Free Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the October changes were implemented, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Municipal Money Fund or the Schwab AMT Tax-Free Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on municipal (muni) money market funds generally rose. Three short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields remained relatively steady. Early in the reporting period, yields on tax-exempt securities remained competitive with taxable alternatives, attracting non-traditional buyers such as taxable money market funds. As the reporting period continued, the yield curve flattened, and these non-traditional buyers were replaced by longer-term tax-exempt buyers, such as short duration bond funds and separately managed accounts (SMAs).
During 2017, the Fed continued to take steps toward a more normalized monetary policy environment. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, resulting in a sharp increase in short-term yields. The remaining two interest rate hikes of the year were generally anticipated, and short-term yields rose more gradually as a result. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Toward the end of the reporting period, proposed changes to the U.S. tax code made their way through Congress. One measure initially included in the House of Representatives’ version prohibited the issuance of tax-exempt bonds by certain issuers common to the muni market such as hospitals, universities, and sports stadiums. This legislation would have forced these types of issuers out of the muni market, increasing the cost of financing and reducing the future issuance of tax-exempt debt. Though this provision was not included in the final legislation, the threat of this type of measure was enough to cause both issuer and investor concern before the final bill was passed. One change that did make it into the final legislation and will have an impact on the muni market was the elimination of the ability issuers had to refinance muni debt at a lower interest rate before their bonds are callable, also known as Advance Refundings. Beginning in early 2018, it is estimated that this prohibition will reduce the annual supply of muni issuance by 10% to 15%, placing downward pressure on yields. While this and other included provisions have affected muni money markets already, Charles Schwab Investment Management believes that the overall impact of the final legislation on the industry is likely to be minimal.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 1.71%. For most of 2017, the SIFMA Index was lower than the 1-Week London Interbank Offered Rate (LIBOR), a benchmark for short-term interest rates.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the funds. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund

The Schwab Municipal Money Fund (the fund) seeks the highest current income that is consistent with stability of capital and liquidity, and is exempt from federal income tax. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the 12-month reporting period ended December 31, 2017. Early in the year, yields on muni securities remained competitive with the yields on taxable alternatives, driving non-traditional buyers, such as taxable money market funds, to continue to compete for supply in this market. As the reporting period continued and the muni yield curve flattened around tax season, however, these buyers left the muni money market space and were replaced by more typical muni investors, such as tax-exempt bond funds and separately managed account (SMA) platforms. With little difference between the yields on short-term securities (less than one year to maturity) and those on longer-term securities, these longer-term tax-exempt buyers opted to invest in the short-term securities typically held by muni money market funds, including variable rate demand notes (VRDNs) and other securities with maturities less than one year.
Toward the end of the reporting period, fear regarding the impact of proposed tax reform measures drove many of these bond funds and SMAs out of the muni money market fund securities market. The House of Representatives’ version of the proposed tax reform bill included language that would limit the issuance of new tax-exempt bonds, significantly reducing supply across the yield curve. Additionally, Congress proposed a prohibition against Private Activity Bonds (PABs), tax-exempt bonds issued on behalf of a state or local government to provide financing for qualified projects, which resulted in a sharp increase in long-term bond supply in November and early December. As bond funds sold short-term securities to pay for these long-term purchases of PABs, tax-exempt money market yields increased, attracting taxable money market buyers back into this space in order to decrease inventory levels. Though final legislation did not include the elimination of PABs, the resulting increase in supply, combined with the Federal Reserve’s (Fed) mid-December short-term interest rate hike, magnified what is typically a predictable increase in short-term rates at the end of the year.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68% and rose to its peak of 1.71% at the end of the reporting period.
Performance, Positioning, and Strategies. The investment adviser continued to focus on high credit quality. Early in the reporting period, the fund generally maintained a neutral to slightly longer weighted average maturity (WAM) than many of the fund’s peers. The fund’s investment adviser shortened the fund’s WAM throughout May in anticipation of the Fed’s June interest rate increase and in line with normal seasonal trends. In June, remaining cash flow notes held in the fund were allowed to mature, and the fund’s investment adviser reinvested the proceeds in a combination of VRDNs and short-dated commercial paper. Throughout the remainder of the year, the fund was overweight commercial paper investments relative to peers amid higher short-term interest rates and lower levels of participation in this market by non-traditional buyers, as well as the added flexibility to select maturity dates to meet the fund’s needs. In September, the investment adviser began shortening the fund’s WAM in both absolute terms and relative to the fund’s peers. By December, the fund’s WAM was shorter than many of the fund’s peers in anticipation of the Fed’s final short-term interest rate increase of 2017. In this environment, the fund’s WAM varied in a range of 13 to 30 days, beginning the reporting period at 24 days and ending at 15 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	15 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Municipal Money Fund
	Sweep Shares	Investor Shares[1]	Ultra Shares[1,2]
Ticker Symbol	SWXXX	SWTXX	SWOXX
Minimum Initial Investment[3]	*	None	$1,000,000
Seven-Day Yield (with waivers)[4]	1.14%	1.24%	1.39%
Seven-Day Yield (without waivers)[4]	1.00%	1.10%	1.25%
Seven-Day Effective Yield (with waivers)[4]	1.15%	1.25%	1.40%
Seven-Day Taxable Equivalent Effective Yield[4,5]	2.03%	2.21%	2.47%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 3, 2017, the share class names of Value Advantage Shares and Premier Shares were changed to Investor Shares and Ultra Shares, respectively.
[2]	On November 17, 2017, the Select Share class of the fund was consolidated into the Ultra Share class of the fund.
[3]	Please see prospectus for further detail and eligibility requirements.
[4]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[5]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different. In 2018, the federal income tax rate will change due to the passage of the Tax Cuts and Jobs Act.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund

The Schwab AMT Tax-Free Money Fund (the fund) seeks the highest current income exempt from federal income tax that is consistent with stability of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from states and muni agencies around the country, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the 12-month reporting period ended December 31, 2017. Early in the year, yields on muni securities remained competitive with the yields on taxable alternatives, driving non-traditional buyers, such as taxable money market funds, to continue to compete for supply in this market. As the reporting period continued and the muni yield curve flattened around tax season, however, these buyers left the muni money market space and were replaced by more typical muni investors, such as tax-exempt bond funds and separately managed account (SMA) platforms. With little difference between the yields on short-term securities (less than one year to maturity) and those on longer-term securities, these longer-term tax-exempt buyers opted to invest in the short-term securities typically held by muni money market funds, including variable rate demand notes (VRDNs) and other securities with maturities less than one year.
Toward the end of the reporting period, fear regarding the impact of proposed tax reform measures drove many of these bond funds and SMAs out of the muni money market fund securities market. The House of Representatives’ version of the proposed tax reform bill included language that would limit the issuance of new tax-exempt bonds, significantly reducing supply across the yield curve. Additionally, Congress proposed a prohibition against Private Activity Bonds (PABs), tax-exempt bonds issued on behalf of a state or local government to provide financing for qualified projects, which resulted in a sharp increase in long-term bond supply in November and early December. As bond funds sold short-term securities to pay for these long-term purchases of PABs, tax-exempt money market yields increased, attracting taxable money market buyers back into this space in order to decrease inventory levels. Though final legislation did not include the elimination of PABs, the resulting increase in supply, combined with the Federal Reserve’s (Fed) mid-December short-term interest rate hike, magnified what is typically a predictable increase in short-term rates at the end of the year.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68% and rose to its peak of 1.71% at the end of the reporting period.
Performance, Positioning, and Strategies. The investment adviser continued to focus on high credit quality. Early in the reporting period, the fund generally maintained a neutral to slightly longer weighted average maturity (WAM) than many of the fund’s peers. The fund’s investment adviser shortened the fund’s WAM throughout May in anticipation of the Fed’s June interest rate increase and in line with normal seasonal trends. In June, remaining cash flow notes held in the fund were allowed to mature, and the fund’s investment adviser reinvested the proceeds in a combination of VRDNs and short-dated commercial paper. Throughout the remainder of the year, the fund was overweight commercial paper investments relative to peers amid higher short-term interest rates and lower levels of participation in this market by non-traditional buyers, as well as the added flexibility to select maturity dates to meet the fund’s needs. In September, the investment adviser began shortening the fund’s WAM in both absolute terms and relative to the fund’s peers. By December, the fund’s WAM was shorter than many of the fund’s peers in anticipation of the Fed’s final short-term interest rate increase of 2017. In this environment, the fund’s WAM varied in a range of 15 to 29 days, beginning the reporting period at 25 days and ending at 17 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	17 Days
Largest Holdings by State % of Net Assets

Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab AMT Tax-Free Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab AMT Tax-Free Money Fund
	Sweep Shares	Investor Shares[1]
Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[2]	*	None
Seven-Day Yield (with waivers)[3]	0.97%	1.19%
Seven-Day Yield (without waivers)[3]	0.94%	1.04%
Seven-Day Effective Yield (with waivers)[3]	0.97%	1.19%
Seven-Day Taxable Equivalent Effective Yield[3,4]	1.71%	2.11%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[4]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%. Your tax rate may be different. In 2018, the federal income tax rate will change due to the passage of the Tax Cuts and Jobs Act.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Municipal Money Fund
Sweep Shares
Actual Return	0.51%	$1,000.00	$1,002.40	$2.57
Hypothetical 5% Return	0.51%	$1,000.00	$1,022.63	$2.60
Investor Shares[3]
Actual Return	0.39%	$1,000.00	$1,003.00	$1.97
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99
Ultra Shares[4,5]
Actual Return	0.21%	$1,000.00	$1,003.90	$1.06
Hypothetical 5% Return	0.21%	$1,000.00	$1,024.14	$1.07
Schwab AMT Tax-Free Money Fund
Sweep Shares
Actual Return	0.59%	$1,000.00	$1,001.90	$2.98
Hypothetical 5% Return	0.59%	$1,000.00	$1,022.23	$3.01
Investor Shares[3]
Actual Return	0.40%	$1,000.00	$1,002.90	$2.02
Hypothetical 5% Return	0.40%	$1,000.00	$1,023.18	$2.04

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which cover a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab Municipal Money Fund — Sweep Shares, Investor Shares and Ultra Shares were changed to 0.57%, 0.35% and 0.19%, respectively and of the Schwab AMT Tax-Free Money Fund — Sweep Shares and Investor Shares were changed to 0.57% and 0.35%, respectively. If the fund’s expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Schwab Municipal Money Fund — Sweep Shares, $2.88 and $2.91, respectively; Schwab Municipal Money Fund — Investor Shares, $1.77 and $1.79, respectively; Schwab Municipal Money Fund — Ultra Shares, $0.96 and $0.97, respectively, and Schwab AMT Tax-Free Money Fund — Sweep Shares, $2.88 and $2.91, respectively; and Schwab AMT Tax-Free Money Fund — Investor Shares, $1.77 and $1.79, respectively (see financial note 5).
[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[4]	Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.
[5]	Effective November 17, 2017, the Select Shares were combined into Ultra Shares. The actual return and hypothetical 5% return shown is that of the Ultra Shares (see financial note 1).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	0.06%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.39% [4]	0.08% [4]	0.09% [4]	0.15% [4]
Gross operating expenses	0.65%	0.68%	0.68%	0.68%	0.68%
Net investment income (loss)	0.35%	0.06%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$9,263	$9,741	$11,505	$11,405	$11,243

Investor Shares	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.48%	0.12%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [3]	0.34% [4]	0.08% [4]	0.09% [4]	0.16% [4]
Gross operating expenses	0.53%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.50%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$822	$519	$548	$621	$717
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 5).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5).
5
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Financial Highlights continued
Ultra Shares	1/1/17– 12/31/17[1],[2]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [3]	0.00 [3],[4]	0.00 [3],[4]	0.00 [4]	0.00 [4]
Net realized and unrealized gains (losses)	0.00 [4]	(0.00) [4]	0.00 [4]	0.00 [4]	0.00 [4]
Total from investment operations	0.01	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]
Distributions from net realized gains	—	—	(0.00) [4]	(0.00) [4]	(0.00) [4]
Total distributions	(0.01)	(0.00) [4]	(0.00) [4]	(0.00) [4]	(0.00) [4]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.67%	0.27%	0.03%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.22% [5]	0.20% [6]	0.08% [6]	0.09% [6]	0.16% [6]
Gross operating expenses	0.47%	0.55%	0.55%	0.55%	0.55%
Net investment income (loss)	0.71%	0.32%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$5,832	$2,020	$823	$1,037	$1,161

1
Effective November 17, 2017, the Select Shares merged into Ultra Shares (see financial note 1).
2
Effective October 3, 2017, the share class name of Premier Shares was changed to Ultra Shares.
3
Calculated based on the average shares outstanding during the period.
4
Per-share amount was less than $0.005.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 5).
6
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 13.7% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		1.00%		01/08/18	26,000,000	26,000,000
CP		0.99%		01/16/18	25,000,000	25,000,000
CP		1.05%		02/01/18	20,000,000	20,000,000
						71,000,000
California 1.7%
California
GO CP Series A2 (LOC: ROYAL BANK OF CANADA)		0.97%		01/08/18	8,000,000	8,000,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		0.98%		01/10/18	30,000,000	30,000,000
RB (Kaiser Permanente) Series 2006E		1.27%		05/03/18	28,000,000	28,000,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		0.98%		01/16/18	4,160,000	4,160,000
RB (Kaiser Permanente) Series 2004E		1.00%		02/01/18	14,000,000	14,000,000
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	2,000,000	2,000,000
RB (Kaiser Permanente) Series 2004E		1.27%		05/03/18	35,290,000	35,290,000
RB (Kaiser Permanente) Series 2004I		0.98%		01/16/18	10,365,000	10,365,000
RB (Kaiser Permanente) Series 2004I		1.27%		05/03/18	25,110,000	25,110,000
RB (Kaiser Permanente) Series 2004K		0.98%		01/10/18	5,090,000	5,090,000
RB (Kaiser Permanente) Series 2004K		0.98%		01/16/18	36,710,000	36,710,000
RB (Kaiser Permanente) Series 2004K		1.27%		05/01/18	10,000,000	10,000,000
RB (Kaiser Permanente) Series 2004K		1.27%		05/02/18	10,200,000	10,200,000
RB (Kaiser Permanente) Series 2008C		1.00%		01/08/18	14,200,000	14,200,000
RB (Kaiser Permanente) Series 2008C		1.04%		03/06/18	16,465,000	16,465,000
RB (Kaiser Permanente) Series 2009B3		0.99%		01/17/18	23,500,000	23,500,000
						273,090,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.12%		01/09/18	12,305,000	12,305,000
District of Columbia 0.2%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.01%	01/08/18	08/03/18	30,000,000	30,000,000
Florida 1.0%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands Teaching Hospital & Clinics) Series 2008A (LOC: BANK OF AMERICA NA)		1.11%		01/17/18	18,750,000	18,750,000
Florida Local Government Finance Commission
CP Series A1&B1 (LOC: JPMORGAN CHASE BANK NA)		1.20%		01/03/18	6,220,000	6,220,000
Florida State Board of Education
Capital Outlay Refunding Bonds Series 2008C		5.00%		01/01/18	20,000,000	20,000,000
Public Education Capital Outlay Refunding Bonds Series 2013A		5.00%		06/01/18	3,500,000	3,554,099
JEA
Electric System RB Series 2008C3 (LIQ: ROYAL BANK OF CANADA)		1.00%		01/11/18	25,000,000	25,000,000
Kissimmee Utility Auth
CP Notes Series B (LIQ: JPMORGAN CHASE BANK NA)		1.15%		03/06/18	20,000,000	20,000,000
Miami-Dade Cnty
CP Notes Series A-1 (LOC: BANK OF AMERICA NA)		1.21%		02/13/18	10,000,000	10,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.12%		03/12/18	38,106,000	38,106,000
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.01%		03/16/18	22,000,000	22,000,000
						163,630,099
Georgia 0.1%
Atlanta Airport
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.18%		02/01/18	5,060,000	5,060,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series E (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.18%		02/01/18	2,530,000	2,530,000
						7,590,000
Idaho 0.0%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.10%		03/01/18	6,000,000	6,000,000
Illinois 0.7%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.25%		03/14/18	11,763,000	11,763,000
OHare Airport CP Notes Series 2009B1&B2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.27%		03/14/18	15,000,000	15,000,000
OHare Airport CP Notes Series 2009C1 & C2 (LOC: BARCLAYS BANK PLC)		1.27%		03/14/18	3,300,000	3,300,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	48,480,000	48,480,000
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/30/18	25,143,000	25,143,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Advocate Health) Series 2008C-3B		1.05%		07/30/18	3,300,000	3,300,000
						106,986,000
Louisiana 0.2%
Ascension Parish
RB (BASF Corp) Series 1999		1.07%		01/10/18	10,000,000	10,000,000
Plaquemines Port, Harbor & Terminal District
Port Facilities Refunding RB Series 1984B (LOC: WELLS FARGO BANK NA)		1.25%		03/15/18	20,000,000	20,000,000
						30,000,000
Maryland 0.1%
Maryland Health & Higher Educational Facilities Auth
CP (Johns Hopkins Univ) Series A&B		1.13%		03/05/18	8,400,000	8,400,000
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.14%		03/01/18	10,000,000	10,000,000
						18,400,000
Massachusetts 0.1%
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.97%		01/09/18	10,000,000	10,000,000
Michigan 0.1%
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI1		1.14%		03/01/18	19,500,000	19,500,000
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B-3		0.95%		02/01/18	1,935,000	1,934,197
						21,434,197
Mississippi 0.1%
Jackson Cnty
Water System GO Refunding Bonds Series 1994		0.90%		02/01/18	12,840,000	12,840,000
Missouri 0.1%
Univ of Missouri
CP Series A		0.98%		02/05/18	17,860,000	17,860,000
Nevada 0.5%
Las Vegas Valley Water District
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		0.99%		01/23/18	27,500,000	27,500,000
LT GO CP Series 2004A (LIQ: SUMITOMO MITSUI BANKING CORPORATION)		1.01%		02/06/18	28,500,000	28,500,000
Truckee Meadows Water Auth
Water Revenue CP Series 2006A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.08%		02/01/18	20,950,000	20,950,000
						76,950,000
New Jersey 0.4%
East Brunswick
BAN		2.50%		07/19/18	20,190,000	20,337,943

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hudson Cnty Improvement Auth
Cnty-Guaranteed Pooled Notes Series 2017-B1A		2.25%		06/15/18	6,050,000	6,080,549
Jersey City
BAN 2017A		2.25%		01/19/18	7,000,000	7,004,168
Livingston Township
BAN 2017		2.25%		02/08/18	6,400,000	6,408,044
BAN 2017		2.25%		07/26/18	8,400,000	8,452,958
Readington Township
BAN Series 2017B		2.25%		02/01/18	10,000,000	10,009,317
						58,292,979
New York 1.8%
Amityville UFSD
BAN 2017		2.25%		06/22/18	5,000,000	5,025,140
Bedford CSD
BOCES Improvements BAN 2017		2.25%		07/13/18	1,657,041	1,665,864
Building Improvements BAN 2017		2.50%		07/13/18	12,000,000	12,086,676
Center Moriches UFSD
TAN 2017		2.25%		06/27/18	8,400,000	8,442,348
Clarence CSD
BAN 2017A		2.50%		06/28/18	12,000,000	12,080,131
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	7,300,000	7,327,417
Eastport South Manor CSD
TAN 2017-2018		2.25%		06/22/18	18,000,000	18,097,679
Gates Chili CSD
BAN 2017		2.50%		06/22/18	7,425,000	7,462,405
Hampton Bays UFSD
BAN 2017		2.25%		06/20/18	12,311,250	12,378,177
Liverpool CSD
BAN		2.25%		06/28/18	13,300,000	13,374,719
Middletown City SD
BAN 2017		2.50%		06/21/18	6,000,000	6,039,321
Miller Place UFSD
TAN 2017		2.50%		06/27/18	10,000,000	10,064,663
New York State Power Auth
CP Series 2		0.98%		01/08/18	39,615,000	39,615,000
CP Series 2		0.98%		01/10/18	29,389,000	29,389,000
New York State Urban Development Corp
State Personal Income Tax RB Series 2010A		5.00%		03/15/18	450,000	453,301
State Personal Income Tax RB Series 2013A2		4.00%		03/15/18	250,000	251,393
State Personal Income Tax RB Series 2013E		5.00%		03/15/18	19,365,000	19,515,520
Oceanside UFSD
TAN 2017-2018		2.25%		06/21/18	26,000,000	26,136,048
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	4,000,000	4,004,146
Port Auth of New York & New Jersey
CP Series B		1.11%		03/15/18	16,590,000	16,590,000
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	9,000,000	9,077,807

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Three Village CSD
TAN 2017-2018		2.00%		06/27/18	15,000,000	15,046,528
West Islip UFSD
BAN 2017		2.15%		07/25/18	6,000,000	6,035,316
West Seneca
BAN 2017B		2.25%		07/26/18	13,000,000	13,084,889
						293,243,488
Ohio 0.2%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.10%		03/01/18	15,500,000	15,500,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B5		1.05%		03/01/18	11,145,000	11,145,000
						26,645,000
Oregon 0.3%
Oregon Business Development Commission
Economic Development RB (Red Rock Biofuels LLC) Series 2017 (ESCROW)	a	2.00%		04/05/18	54,940,000	54,995,440
Pennsylvania 0.1%
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		0.99%		01/08/18	5,052,000	5,052,000
Philadelphia
Airport Revenue CP Series B1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.00%		01/04/18	4,650,000	4,650,000
Airport Revenue CP Series B3 (LOC: WELLS FARGO BANK NA)		1.03%		01/30/18	4,600,000	4,600,000
TRAN 2017-2018A		2.00%		06/29/18	8,000,000	8,026,474
						22,328,474
Tennessee 0.6%
Memphis
GO CP Series A (LIQ: MIZUHO BANK LTD)		1.10%		01/08/18	50,000,000	50,000,000
Metro Government of Nashville & Davidson Cnty
GO CP Series B-1 (LIQ: JPMORGAN CHASE BANK NA)		0.97%		01/09/18	18,500,000	18,500,000
GO CP Series B-2 (LIQ: MUFG UNION BANK NA)		1.00%		02/07/18	15,000,000	15,000,000
GO CP Series B-2 (LIQ: MUFG UNION BANK NA)		1.14%		03/01/18	7,000,000	7,000,000
						90,500,000
Texas 3.2%
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2005 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.38%		02/15/18	5,000,000	5,013,559
ULT GO Refunding Bonds Series 2011 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	1,250,000	1,255,818
Dallas
Waterworks & Sewer System CP Series E (LIQ: JPMORGAN CHASE BANK NA)		1.06%		01/09/18	5,600,000	5,600,000
Dallas Area Rapid Transit
Sr Sub Lien Sales Tax Revenue CP Series I		1.00%		01/09/18	10,000,000	10,000,000
Sr Sub Lien Sales Tax Revenue CP Series I		1.01%		01/17/18	35,000,000	35,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Harris Cnty
GO CP Series D		1.09%		01/04/18	16,396,000	16,396,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.97%		01/23/18	63,000,000	63,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.04%		02/05/18	5,000,000	5,000,000
Refunding RB (Methodist Hospital) Series 2009C1		1.07%		02/15/18	42,000,000	42,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.04%		02/05/18	26,375,000	26,375,000
Refunding RB (Methodist Hospital) Series 2009C2		1.07%		02/15/18	20,000,000	20,000,000
Houston
Airport System Sr Lien CP Series A&B (LOC: SUMITOMO MITSUI BANKING CORPORATION)		1.27%		04/12/18	25,000,000	25,000,000
Refunding Bonds Series 2010A		5.00%		03/01/18	900,000	905,595
Houston ISD
LT Refunding Bonds Series 2014B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	3,265,000	3,279,640
Katy ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/18	1,000,000	1,003,404
North East ISD
ULT GO Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/01/18	1,300,000	1,303,023
North Texas Tollway Auth
Refunding RB Series 2008A (ESCROW)		5.75%		01/01/18	20,000,000	20,000,000
System 2nd Tier Refunding RB Series 2008F (ESCROW)		5.75%		01/01/18	49,830,000	49,830,000
System Refunding RB Series 2008A (ESCROW)		5.75%		01/01/18	12,000,000	12,000,000
System Refunding RB Series 2008B (ESCROW)		5.75%		01/01/18	10,260,000	10,260,000
Pecos Barstow Toyah ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/18	585,000	585,565
Port Neches-Groves ISD
ULT GO Bonds Series 2009 (ESCROW)		5.00%		02/15/18	11,375,000	11,423,902
Port of Port Arthur Navigation District
RB (BASF Corp) Series 2000A		1.07%		01/10/18	15,000,000	15,000,000
San Antonio
Refunding Bonds Series 2015		5.00%		02/01/18	650,000	651,936
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		0.99%		01/08/18	26,965,000	26,965,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.15%		03/08/18	15,000,000	15,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.16%		03/13/18	20,000,000	20,000,000
Texas A&M Univ
CP Series B		1.25%		02/01/18	2,895,000	2,895,000
Texas Public Finance Auth
GO CP Series 2008		0.97%		01/03/18	8,600,000	8,599,895
GO CP Series 2008		0.98%		01/03/18	5,250,000	5,250,000
Tyler ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	2,260,000	2,270,709

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Texas
CP Notes Series A		0.90%		01/03/18	25,000,000	24,999,167
CP Notes Series A		0.91%		01/04/18	4,000,000	3,999,813
CP Notes Series A		0.92%		01/05/18	25,000,000	24,998,530
						515,861,556
Utah 0.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.02%		01/08/18	18,000,000	18,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.97%		01/09/18	11,640,000	11,640,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.02%		02/13/18	7,680,000	7,680,000
						37,320,000
Virginia 0.2%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.09%		01/23/18	14,800,000	14,800,000
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.11%		02/22/18	12,000,000	12,000,000
						26,800,000
Washington 0.3%
Port of Seattle
Sub Lien CP Series 2017B1 (LOC: BANK OF AMERICA NA)		1.30%		06/14/18	19,655,000	19,655,000
Port of Tacoma
Sub Lien Revenue CP Series 2002B (LOC: BANK OF AMERICA NA)		1.03%		01/11/18	25,000,000	25,000,000
Washington
GO Refunding Bonds Series R-2018D		5.00%		02/01/18	2,655,000	2,663,307
						47,318,307
Wisconsin 0.9%
Wisconsin
GO Bonds Series 2008C		5.00%		05/01/18	360,000	364,292
GO CP Notes (LIQ: BMO HARRIS BANK NA)		0.97%		01/03/18	16,472,000	16,472,000
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.95%		02/05/18	27,600,000	27,600,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	23,000,000	23,000,000
RB (Aurora Health Care) Series 2008B (LOC: JPMORGAN CHASE BANK NA)		0.95%		03/05/18	40,000,000	40,000,000
RB (Aurora Health Care) Series 2010C (LOC: BANK OF AMERICA NA)		1.25%		06/04/18	34,850,000	34,850,000
						142,286,292
Total Fixed-Rate Municipal Securities
(Cost $2,173,676,832)						2,173,676,832

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Municipal Securities 87.5% of net assets
Alabama 2.0%
Alabama HFA
M/F Housing RB (Chapel Ridge Apts) Series 2005E (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	11,000,000	11,000,000
M/F Housing Refunding RB (Hunter Ridge Apts) Series 2005F (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	10,550,000	10,550,000
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,390,000	2,390,000
Birmingham IDB
RB (Culton Properties) Series 2009A (LOC: FEDERAL HOME LOAN BANKS)	b	1.86%		01/05/18	2,455,000	2,455,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	4,170,000	4,170,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	7,185,000	7,185,000
Water Refunding RB Series 2015A (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	20,000,000	20,000,000
Dothan Downtown Redevelopment Auth
RB (Northside Mall) Series 2010 (LOC: US BANK NA)	b	1.77%		01/05/18	12,000,000	12,000,000
Millport IDA
IDRB (Steel Dust Recycling) Series 2007 (LOC: COMERICA BANK)	b	1.93%		01/05/18	4,240,000	4,240,000
IDRB (Steel Dust Recycling) Series 2011 (LOC: CITIBANK NA)	b	1.93%		01/05/18	10,000,000	10,000,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	1.85%		01/05/18	65,000,000	65,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	1.85%		01/05/18	10,000,000	10,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	1.85%		01/05/18	30,000,000	30,000,000
Mobile Solid Waste Auth
RB (Waste Management/Chastang) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	4,175,000	4,175,000
Montgomery Downtown Redevelopment Auth
RB (Southern Poverty Law Center) Series 2013	b	1.85%		01/05/18	15,000,000	15,000,000
North Sumter Solid Waste Auth
RB (Waste Mgmt/Emelle) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.71%		01/05/18	4,350,000	4,350,000
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2008C (LOC: BANK OF NOVA SCOTIA)	b	1.76%		01/05/18	50,000,000	50,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011B (LOC: JPMORGAN CHASE BANK NA)	a,b	1.65%		01/05/18	800,000	800,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011H (LOC: JPMORGAN CHASE BANK NA)	a,b	1.65%		01/05/18	5,000,000	5,000,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011J (LOC: BANK OF NOVA SCOTIA)	a,b	1.76%		01/05/18	18,440,000	18,440,000
Gulf Opportunity Zone Bonds (Hunt Refining) Series 2011K (LOC: JPMORGAN CHASE BANK NA)	a,b	1.65%		01/05/18	5,000,000	5,000,000
Gulf Opportunity Zone RB (Hunt Refining) Series 2011I (LOC: BANK OF NOVA SCOTIA)	a,b	1.76%		01/05/18	4,400,000	4,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	23,000,000	23,000,000
						319,155,000
Alaska 0.0%
Alaska Student Loan Corp
Education Loan Refunding RB Sr Series 2012B1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.75%		01/05/18	3,780,000	3,780,000
Arizona 1.2%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	14,995,000	14,995,000
RB (Banner Health) Series 2015B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.99%		01/02/18	10,830,000	10,830,000
Maricopa Cnty IDA
M/F Housing Refunding RB (Las Gardenias Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	13,875,000	13,875,000
M/F Housing Refunding RB (Villas Solanas Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.42%		01/05/18	8,200,000	8,200,000
RB (Banner Health) Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
RB (Banner Health) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	4,820,000	4,820,000
RB (Banner Health) Series 2017D	b	1.70%		01/05/18	20,000,000	20,000,000
Solid Waste Disposal RB (Michael Pylman Dairy) Series 2005 (LOC: COBANK ACB)	b	1.93%		01/05/18	6,750,000	6,750,000
Mesa
Utility System Refunding RB Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/04/18	39,000,000	39,000,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,265,000	5,265,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.73%		01/05/18	27,215,000	27,215,000
Yavapai Cnty IDA
RB (Skanon Investments Drake Cement) Series 2010A (LOC: CITIBANK NA)	b	1.70%		01/05/18	28,500,000	28,500,000
						183,450,000
Arkansas 0.2%
Arkansas Development Finance Auth
Solid Waste Disposal RB (Waste Management of Arkansas) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	15,000,000	15,000,000
Pulaski Cnty Public Facilities Board
M/F Housing Refunding RB (Markham Oaks & Indian Hills Apts) Series 2005 (LOC: FEDERAL HOME LOAN BANKS)	b	1.81%		01/05/18	5,320,000	5,320,000
M/F Housing Refunding RB (Waterford & Bowman Heights Apts) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.81%		01/05/18	6,450,000	6,450,000
						26,770,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 1.8%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp) Series 2008A (LOC: BANK OF THE WEST)	b	1.89%		01/05/18	3,070,000	3,070,000
RB (Segale Brothers Wood Products) Series 2002 (LOC: BANK OF THE WEST)	b	1.80%		01/05/18	1,150,000	1,150,000
California
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.76%		01/05/18	24,325,000	24,325,000
GO Bonds 2015A (LIQ: DEUTSCHE BANK AG)	a,c	1.76%		01/05/18	7,500,000	7,500,000
California Educational Facilities Auth
RB (California Institute of Technology) Series 2009 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,300,000	3,300,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	17,600,000	17,600,000
RB (Stanford Hospital) Series 2012A (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	2,000,000	2,000,000
RB (Sutter Health) Series 2011A&B (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	16,000,000	16,000,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Refunding RB (Sutter Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.72%		01/05/18	4,801,000	4,801,000
California Infrastructure & Economic Development Bank
IDRB (Kruger & Sons) Series 2002 (LOC: BANK OF THE WEST)	b	1.77%		01/05/18	2,100,000	2,100,000
Refunding RB (PG&E) Series 2009B (LOC: MUFG UNION BANK NA)	b	1.83%		01/02/18	8,800,000	8,800,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	b	1.85%		01/05/18	4,410,000	4,410,000
Solid Waste Disposal RB (EDCO Disposal) Series 2004A (LOC: WELLS FARGO BANK NA)	b	1.87%		01/05/18	710,000	710,000
Solid Waste Disposal RB (Santa Clara Valley Industries) Series 1998A (LOC: COMERICA BANK)	b	1.92%		01/05/18	10,000	10,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	03/01/18	14,715,000	14,715,000
M/F Housing Refunding RB (Crossings at Madera) Series 2005B (LOC: CITIBANK NA)	b	1.72%		01/05/18	2,570,000	2,570,000
RB (Kaiser Permanente) Series 2004L	b	1.72%		01/05/18	30,000,000	30,000,000
RB (Sutter Health) Series 2007A,2008B,2008C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	15,922,588	15,922,588
East Bay Municipal Utility District
Water Refunding RB Series 2012A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	6,600,000	6,600,000
Water Sub RB Series 2005A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	20,830,000	20,830,000
Jurupa USD
GO Bonds Series 2017B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	9,205,000	9,205,000
Long Beach USD
GO Bonds Series 2016A&2008E (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	11,160,000	11,160,000
Los Angeles Dept of Airports
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	5,000,000	5,000,000
Marin Public Financing Auth
RB (Sausalito-Marin City Sanitary District) Series 2017 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series FF (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Nuveen California Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: SOCIETE GENERALE SA)	a,b	1.91%		01/05/18	5,000,000	5,000,000
Variable Rate Demand Preferred Shares Series 4 (LOC: ROYAL BANK OF CANADA)	a,b	1.86%		01/05/18	5,400,000	5,400,000
Variable Rate Demand Preferred Shares Series 5 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	29,500,000	29,500,000
Variable Rate Demand Preferred Shares Series 6 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	4,200,000	4,200,000
Sacramento Cnty Housing Auth
M/F Housing RB (Sierra Sunrise Sr Apts) Series 2004D (LOC: CITIBANK NA)	b	1.72%		01/05/18	100,000	100,000
San Marcos USD
GO Bonds Series A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.83%		01/05/18	1,780,000	1,780,000
Union Elementary SD
GO Bonds Series C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	8,145,000	8,145,000
						284,903,588
Colorado 3.4%
Arapahoe Cnty
M/F Rental Housing Refunding RB (Hunter’s Run) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	10,015,000	10,015,000
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.80%		01/05/18	20,375,000	20,375,000
Colorado Agricultural Development Auth
RB (Hunter Ridge Dairy) Series 2013 (LOC: COBANK ACB)	b	1.82%		01/05/18	4,750,000	4,750,000
Colorado Educational & Cultural Facilities Auth
RB (Bethany Lutheran School) Series 2008 (LOC: US BANK NA)	b	1.74%		01/05/18	6,105,000	6,105,000
RB (The Presentation School) Series 2006 (LOC: MUFG UNION BANK NA)	b	1.73%		01/05/18	6,490,000	6,490,000
Colorado Health Facilities Auth
RB (Children’s Hospital Colorado) Series 2016B (LOC: JPMORGAN CHASE BANK NA)	a,c	1.84%		01/02/18	16,750,000	16,750,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,700,000	3,700,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	15,500,000	15,500,000
Colorado Housing & Finance Auth
Economic Development RB (Closet Factory) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.81%		01/05/18	2,115,000	2,115,000
S/F Mortgage Class I Bonds Series 2001AA2 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.80%		01/05/18	36,125,000	36,125,000
S/F Mortgage Class I Bonds Series 2002C3 (LIQ: BANK OF AMERICA NA)	b	1.70%		01/05/18	4,140,000	4,140,000
S/F Mortgage Class I Bonds Series 2006A3 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.98%		01/05/18	17,770,000	17,770,000
S/F Mortgage Class I Bonds Series 2007A2 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.80%		01/05/18	6,640,000	6,640,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Solid Waste Disposal RB (Waste Management) Series 2002 (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	14,060,000	14,060,000
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: WELLS FARGO BANK NA)	b	1.73%		01/05/18	10,000,000	10,000,000
Colorado Springs
Utilities System RB Series 2013B1&B2 (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	6,875,000	6,875,000
Utilities System Sub Lien RB Series 2000A (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		01/05/18	55,180,000	55,180,000
Utilities System Sub Lien RB Series 2006B (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.68%		01/05/18	48,500,000	48,500,000
Denver
Airport System RB Series 2008C2 (LOC: ROYAL BANK OF CANADA)	a,c	1.78%		01/05/18	94,995,000	94,995,000
Airport System RB Series 2008C3 (LOC: ROYAL BANK OF CANADA)	a,c	1.78%		01/05/18	71,000,000	71,000,000
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NA)	a,c	1.76%		01/02/18	10,935,000	10,935,000
Denver SD #1
GO Bonds Series 2017 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	6,215,000	6,215,000
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	23,000,000	23,000,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	4,995,000	4,995,000
Lower Colorado River Auth
Transmission Contract Revolving RB (LCRA) Series D (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,030,000	5,030,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.77%		01/05/18	2,960,000	2,960,000
Univ of Colorado
Refunding RB Series 2017A-2 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	7,500,000	7,500,000
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	36,235,000	36,235,000
						547,955,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.72%		01/05/18	4,440,000	4,440,000
Connecticut HFA
Mortgage Finance RB Series 2017D-3 (LIQ: TD BANK NA)	b	1.80%		01/05/18	15,000,000	15,000,000
						19,440,000
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	b	1.80%		01/02/18	2,100,000	2,100,000
RB (Christiana Care Health Services) Series 2010B	b	1.70%		01/05/18	19,740,000	19,740,000
New Castle Cnty
Airport Facility RB (FlightSafety) Series 2002	b	1.79%		01/05/18	5,185,000	5,185,000
Student Housing Refunding RB (Univ Courtyard Apts) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.72%		01/05/18	16,640,000	16,640,000
						43,665,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 1.0%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	7,415,000	7,415,000
GO Bonds Series 2014C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	18,000,000	18,000,000
GO Bonds Series 2017B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	25,000,000	25,000,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	3,010,000	3,010,000
GO Refunding Bonds Series 2017C (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	20,000,000	20,000,000
Income Tax Secured RB Series 2012C (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	8,310,000	8,310,000
Income Tax Secured Refunding RB Series 2009A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
District of Columbia HFA
M/F Housing RB (Park 7 at Minnesota Benning) Series 2012 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	5,150,000	5,150,000
M/F Housing RB (The Yards) Series 2012 (LOC: FEDERAL HOME LOAN BANKS)	b	1.75%		01/05/18	4,250,000	4,250,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	9,620,000	9,620,000
Public Utility Sr Lien RB Series 2009A (ESCROW) (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	9,130,000	9,130,000
Public Utility Sr Lien RB Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,680,000	6,680,000
Public Utility Sr Lien RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	9,760,000	9,760,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	28,025,000	28,025,000
						161,550,000
Florida 4.6%
Alachua Cnty Housing Finance Auth
M/F Housing RB (Univ Cove Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.79%		01/05/18	6,090,000	6,090,000
Brevard Cnty HFA
M/F Housing RB (Timber Trace Apts) Series 2007 (LOC: CITIBANK NA)	b	1.74%		01/05/18	9,430,000	9,430,000
M/F Housing RB (Wickham Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.79%		01/05/18	5,595,000	5,595,000
Broward Cnty
Port Facilities Sub Refunding RB (Port Everglades) Series 2008 (LOC: ROYAL BANK OF CANADA)	b	1.75%		01/05/18	27,285,000	27,285,000
Broward Cnty HFA
M/F Housing RB (Cypress Grove Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	31,130,000	31,130,000
M/F Housing RB (Palms of Deerfield Beach Apts) Series 2006 (LOC: CITIBANK NA)	b	1.74%		01/05/18	3,545,000	3,545,000
M/F Housing RB (Sailboat Bend Artist Lofts) Series 2006 (LOC: CITIBANK NA)	b	1.77%		01/05/18	1,300,000	1,300,000
Capital Trust Agency
Housing Refunding RB (Atlantic Housing Fdn) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	55,470,000	55,470,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	4,470,000	4,470,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	3,800,000	3,800,000
Duval Cnty Housing Finance Auth
M/F Mortgage RB (Camri Green Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	7,700,000	7,700,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,c	1.76%		01/04/18	2,500,000	2,500,000
Florida Dept of Transportation
Bridge Construction Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	11,000,000	11,000,000
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,c	1.76%		01/04/18	2,400,000	2,400,000
Florida Housing Finance Corp
Housing RB (Brentwood Club of Millenia Blvd Apts) Series 2002A1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	10,545,000	10,545,000
Housing RB (Heritage Pointe Apts) Series 1999I1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.79%		01/05/18	9,030,000	9,030,000
Housing RB (Stuart Pointe Apts) Series 2003B1 (LOC: SUNTRUST BANK)	b	1.70%		01/05/18	6,990,000	6,990,000
Housing RB (Timberline Apts) Series 1999P (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	5,435,000	5,435,000
M/F Mortgage RB (Boynton Bay Apts) Series 2007I (LOC: CITIBANK NA)	b	1.78%		01/05/18	1,700,000	1,700,000
M/F Mortgage RB (BridgeWater Club Apts) Series 2002L1 (LOC: SUNTRUST BANK)	b	1.70%		01/05/18	6,335,000	6,335,000
M/F Mortgage RB (Clear Harbor Apts) Series 2007H (LOC: CITIBANK NA)	b	1.80%		01/05/18	3,195,000	3,195,000
M/F Mortgage RB (Cutler Riverside Apts) Series 2008I (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	9,900,000	9,900,000
M/F Mortgage RB (Lakeshore Apts) Series 2004H (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	7,500,000	7,500,000
M/F Mortgage RB (Spring Haven Apts) Series 2004F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	6,000,000	6,000,000
M/F Mortgage RB (Spring Haven Apts) Series 2006G (LOC: CITIBANK NA)	b	1.80%		01/05/18	3,460,000	3,460,000
M/F Mortgage RB (St. Andrews Pointe Apts) Series 2003E1 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	6,685,000	6,685,000
M/F Mortgage RB (Stone Harbor Apts) Series 2003K (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	5,420,000	5,420,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista) Series 2004L (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	14,310,000	14,310,000
M/F Mortgage Refunding RB (Grand Reserve at Maitland Park) Series 2004M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	15,975,000	15,975,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Florida State Board of Education
Public Education Capital Outlay Refunding Bonds Series 2017A2 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/15/18	4,995,000	4,995,000
Public Education Capital Outlay Refunding Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/22/18	3,650,000	3,650,000
Greater Orlando Aviation Auth
Airport Facility RB Series 2003A	b	1.75%		01/05/18	18,285,000	18,285,000
Hillsborough Cnty HFA
M/F Housing RB (Lake Kathy Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	19,770,000	19,770,000
M/F Housing RB (Meridian Pointe Apts) Series 2005 (LOC: CITIBANK NA)	b	1.74%		01/05/18	6,125,000	6,125,000
Hillsborough Cnty IDA
RB (Independent Day School) Series 2000 (LOC: BANK OF AMERICA NA)	b	1.88%		01/05/18	600,000	600,000
Jacksonville HFA
M/F Housing RB (Hartwood Apts) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	3,635,000	3,635,000
JEA
Electric System RB Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	5,000,000	5,000,000
Manatee Cnty Housing Finance Auth
M/F Housing RB (Village At Cortez Apts) Series 2003 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	6,800,000	6,800,000
Mecklenburg Cnty
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/15/18	5,600,000	5,600,000
Miami-Dade Cnty
GO Bonds Series 2008B1 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,300,000	5,300,000
Miami-Dade Cnty IDA
Airport Facility RB (FlightSafety) Series 1999A	b	1.75%		01/05/18	20,210,000	20,210,000
Airport Facility RB (FlightSafety) Series 1999B	b	1.75%		01/05/18	20,230,000	20,230,000
Ocean Highway & Port Auth
RB (Nassau Terminals) Series 1990 (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	8,200,000	8,200,000
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare) Series 2008E (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.74%		01/05/18	40,400,000	40,400,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	10,130,000	10,130,000
M/F Housing RB (Landings on Millenia Blvd Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	11,650,000	11,650,000
M/F Housing RB (Laurel Oaks Apts II) Series 2007H (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	7,250,000	7,250,000
M/F Housing RB (Laurel Oaks Apts) Series 2007G (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	7,850,000	7,850,000
M/F Housing RB (Lee Vista Club Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	12,700,000	12,700,000
M/F Housing RB (The Cove At Lady Lake Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	8,285,000	8,285,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Orange Cnty IDA
RB (Foundation Academy of Winter Garden) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.55%		01/05/18	7,675,000	7,675,000
Orlando Utilities Commission
Utility System RB Series 2008-1 (LIQ: TD BANK NA)	b	1.71%		01/05/18	45,000,000	45,000,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	143,340,000	143,340,000
Palm Beach Cnty HFA
M/F Housing RB (Palm Gardens Apts) Series 2007 (LOC: CITIBANK NA)	b	1.75%		01/05/18	2,810,000	2,810,000
Palm Beach Cnty Housing Auth
M/F Housing RB (Azalea Place Apts) Series 1999A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	4,506,000	4,506,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,685,000	5,685,000
Pinellas Cnty Educational Facility Auth
Refunding RB (Barry Univ) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	6,165,000	6,165,000
Pinellas Cnty HFA
M/F Housing RB (Bayside Court) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	800,000	800,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.85%		01/05/18	760,000	760,000
Tampa Bay Water
Utility System RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Volusia Cnty HFA
M/F Housing RB (Cape Morris Cove Apts) Series 2007A (LOC: FEDERAL HOME LOAN BANKS)	b	1.79%		01/05/18	6,140,000	6,140,000
						738,741,000
Georgia 3.1%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	19,165,000	19,165,000
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	24,500,000	24,500,000
Water & Wastewater Refunding RB Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.73%		01/05/18	31,765,000	31,765,000
Water & WasteWater Refunding RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	10,435,000	10,435,000
Water & Wastewater Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,660,000	4,660,000
Atlanta Housing Auth
M/F Housing RB (Villages of East Lake II) Series 1999 (LOC: BANK OF AMERICA NA)	b	1.80%		01/05/18	7,040,000	7,040,000
Atlanta Urban Residential Finance Auth
M/F Housing RB (M St Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.80%		01/05/18	27,135,000	27,135,000
M/F Housing RB (New Community at East Lake) Series 1996 (LOC: BANK OF AMERICA NA)	b	1.80%		01/05/18	4,900,000	4,900,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia Cnty Development Auth
M/F Housing RB (Westwood Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	7,575,000	7,575,000
Dekalb Cnty Housing Auth
M/F Housing RB (Chapel Run Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	7,060,000	7,060,000
M/F Housing RB (Highland Place Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	15,800,000	15,800,000
M/F Housing RB (Villas of Friendly Heights Apt) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	6,860,000	6,860,000
East Point Housing Auth
M/F Housing RB (Eagles Creste Apts) Series 2003 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	12,525,000	12,525,000
M/F Housing RB (Village Highlands Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.79%		01/05/18	9,800,000	9,800,000
Fulton Cnty Development Auth
RB (Children’s Healthcare of Atlanta) Series 2008 (LIQ: PNC BANK NATIONAL ASSOCIATION)	b	1.74%		01/05/18	58,100,000	58,100,000
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	6,400,000	6,400,000
Loganville Housing Auth
M/F Housing Refunding RB (Alexander Crossing Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	12,345,000	12,345,000
Macon Water Auth
Water & Sewer RB Series 2012	b	1.74%		01/05/18	4,000,000	4,000,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	04/02/18	94,520,000	94,520,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	04/02/18	32,390,000	32,390,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.84%		01/05/18	14,300,000	14,300,000
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	6,300,000	6,300,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/15/18	8,035,000	8,035,000
Paulding Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/01/18	10,000,000	10,000,000
Paulding Cnty Hospital Auth
Revenue Anticipation Certificate (WellStar Health) Series 2012B (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	44,850,000	44,850,000
Savannah Economic Development Auth
Exempt Facility RB (Home Depot) Series 1995B (LOC: SUNTRUST BANK)	b	1.80%		01/05/18	4,000,000	4,000,000
Winder-Barrow Cnty Jt Development Auth
IDRB (Price Companies) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.91%		01/05/18	4,450,000	4,450,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Worth Cnty IDA
Refunding IDRB (Seabrook Peanut) Series 1996B (LOC: FEDERAL HOME LOAN BANKS)	b	1.79%		01/05/18	1,900,000	1,900,000
						490,810,000
Hawaii 0.2%
Hawaii
GO Bonds Series 2011DZ (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
GO Bonds Series 2012A (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	7,500,000	7,500,000
GO Bonds Series 2017FK (LIQ: US BANK NA)	a,c	1.76%		01/04/18	8,660,000	8,660,000
Honolulu
GO Bonds Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.74%		01/05/18	7,000,000	7,000,000
						33,160,000
Idaho 0.1%
Cassia Cnty IDC
IDRB (East Valley Cattle) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.93%		01/05/18	6,325,000	6,325,000
IDRB (Oak Valley Heifers) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.93%		01/05/18	1,600,000	1,600,000
Idaho Housing & Finance Assoc
M/F Housing RB (Traditions at Boise Apts) Series 2011A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.45%		01/05/18	1,000,000	1,000,000
Power Cnty IDA
Solid Waste Disposal RB (J.R. Simplot Co) Series 2012 (LOC: COOPERATIEVE RABOBANK UA)	b	1.90%		01/05/18	10,000,000	10,000,000
						18,925,000
Illinois 5.1%
Aurora
M/F Housing Refunding RB (Covey at Fox Valley Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		01/05/18	12,410,000	12,410,000
Carol Stream
M/F Housing Refunding RB (St. Charles Square) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.77%		01/05/18	8,315,000	8,315,000
Chicago
M/F Housing RB (Churchview Supportive Living Facility) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	5,625,000	5,625,000
M/F Housing RB (Lincoln Village Sr Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.81%		01/05/18	4,587,000	4,587,000
M/F Housing RB (Renaissance Place Apts) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	1,075,000	1,075,000
M/F Housing RB (Renaissance St Luke) Series 2004A (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	3,130,000	3,130,000
M/F Housing RB (Renaissance St Luke) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	8,330,000	8,330,000
Midway Airport 2nd Lien RB Series 2004C1 (LOC: BANK OF MONTREAL)	b	1.74%		01/05/18	52,830,000	52,830,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Midway Airport 2nd Lien RB Series 2004C2 (LOC: BANK OF MONTREAL)	b	1.74%		01/05/18	18,185,000	18,185,000
Midway Airport 2nd Lien Refunding RB Series 2014C (LOC: BARCLAYS BANK PLC)	b	1.71%		01/05/18	50,000,000	50,000,000
OHare General Airport 3rd Lien RB Series 2005C (LOC: BANK OF AMERICA NA)	b	1.70%		01/05/18	3,900,000	3,900,000
OHare Special Facility RB (Air France-KLM) Series 1990 (LOC: SOCIETE GENERALE SA)	b	1.70%		01/05/18	19,000,000	19,000,000
Glendale Heights
M/F Housing Refunding RB (Glendale Lakes) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	14,845,000	14,845,000
Illinois Finance Auth
IDRB (Bison Gear & Engineering) Series 2010 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	3,840,000	3,840,000
IDRB (Kenall Manufacturing) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	1,845,000	1,845,000
M/F Housing RB (Autumn Ridge Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	5,300,000	5,300,000
M/F Housing RB (New Vistas II Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	8,185,000	8,185,000
M/F Housing RB (West Chicago Sr Apts) Series 2003 (LOC: CITIBANK NA)	b	1.80%		01/05/18	5,800,000	5,800,000
Qualified Residential Rental Bonds (River Oaks) Series 1989 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.80%		01/05/18	32,000,000	32,000,000
RB (Advocate Health Care) Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	46,130,000	46,130,000
RB (Elmhurst College) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.71%		01/05/18	22,900,000	22,900,000
RB (F.C. Harris Pavilion) Series 1994 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.80%		01/05/18	22,310,000	22,310,000
RB (Fenwick HS) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.74%		01/05/18	15,635,000	15,635,000
RB (Joan W. & Irving B. Harris Theater) Series 2005 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.76%		01/05/18	12,000,000	12,000,000
RB (Korex) Series 1990 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.85%		01/05/18	4,000,000	4,000,000
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.90%		01/05/18	2,500,000	2,500,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008A (LOC: BARCLAYS BANK PLC)	b	1.76%		01/05/18	2,260,000	2,260,000
RB (Little Company of Mary Hospital & Health Care Centers) Series 2008B (LOC: BARCLAYS BANK PLC)	b	1.76%		01/05/18	2,680,000	2,680,000
RB (Murphy Machine Products) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.90%		01/05/18	1,630,000	1,630,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.85%		01/05/18	8,350,000	8,350,000
RB (Northwestern Memorial Hospital) Series 2007A3 (LIQ: JPMORGAN CHASE BANK NA)	b	1.65%		01/05/18	7,570,000	7,570,000
RB (Northwestern Memorial Hospital) Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	3,950,000	3,950,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	6,000,000	6,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Northwestern Memorial Hospital) Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	16,280,000	16,280,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	29,560,000	29,560,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	700,000	700,000
RB (Richard H. Driehaus Museum) Series 2005 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.90%		01/05/18	3,800,000	3,800,000
RB (St Ignatius College Prep) Series 1994 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.76%		01/05/18	12,000,000	12,000,000
RB (Univ of Chicago Medical Center) Series 2016B (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	32,425,000	32,425,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,760,000	3,760,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	23,200,000	23,200,000
RB (Univ of Chicago) Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,350,000	13,350,000
RB (YMCA of Metropolitan Chicago) Series 2001 (LOC: BMO HARRIS BANK NA)	b	1.65%		01/05/18	13,500,000	13,500,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
Illinois Health Facilities Auth
RB (Evanston Hospital) Series 1996 (LIQ: JPMORGAN CHASE BANK NA)	b	1.75%		01/05/18	1,505,000	1,505,000
Illinois Housing Development Auth
M/F Housing RB (Alden Gardens of Bloomingdale) Series 2008 (LOC: BMO HARRIS BANK NA)	b	1.71%		01/05/18	8,200,000	8,200,000
M/F Housing RB (Galesburg Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	2.02%		01/05/18	3,325,000	3,325,000
M/F Housing RB (Pontiac Towers) Series 2005 (LOC: BMO HARRIS BANK NA)	b	1.97%		01/05/18	3,000,000	3,000,000
Illinois Toll Highway Auth
Sr RB Series 2007A1A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		01/05/18	15,000,000	15,000,000
Sr RB Series 2007A1B (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	24,100,000	24,100,000
Sr RB Series 2007A2B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.73%		01/05/18	10,000,000	10,000,000
Sr RB Series 2007A2D (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	1,375,000	1,375,000
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	20,475,000	20,475,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	4,170,000	4,170,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.75%		01/05/18	10,435,000	10,435,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	1,140,000	1,140,000
Sr RB Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	7,339,500	7,339,500
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	35,000,000	35,000,000
Sr Refunding RB Series 2008A2 (LIQ: JPMORGAN CHASE BANK NA)	b	1.76%		01/05/18	2,300,000	2,300,000
Sr Refunding RB Series 2016A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,780,000	2,780,000
Lake Cnty
M/F Housing RB (Whispering Oaks Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lisle
M/F Housing RB (Ashley of Lisle) Series 1985 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	27,000,000	27,000,000
McCook
RB (Illinois St Andrew Society) Series 1996A (LOC: NORTHERN TRUST COMPANY (THE))	b	1.74%		01/05/18	2,200,000	2,200,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.78%		01/05/18	2,945,000	2,945,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.81%		01/05/18	35,530,000	35,530,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	11,625,000	11,625,000
Palatine
Special Facility RB (Little City for Community Development) Series 1998 (LOC: FEDERAL HOME LOAN BANKS)	b	1.85%		01/05/18	5,000,000	5,000,000
St. Clair Cnty
IDRB (Winchester Apts) Series 1994 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		01/05/18	14,950,000	14,950,000
						820,086,500
Indiana 1.2%
Gibson Cnty
Pollution Control RB (Toyota Motor Manufacturing) Series 1997	b	1.71%		01/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1998	b	1.71%		01/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 1999A	b	1.71%		01/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2000A	b	1.71%		01/05/18	10,000,000	10,000,000
Pollution Control RB (Toyota Motor Manufacturing) Series 2001B	b	1.71%		01/05/18	20,000,000	20,000,000
Hammond
Solid Waste Disposal Refunding RB (Cargill) Series 2005	b	1.72%		01/05/18	39,000,000	39,000,000
Indiana Finance Auth
Economic Development RB (Cargill) Series 2011	b	1.74%		01/05/18	15,000,000	15,000,000
Health System RB (Franciscan Alliance) Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,500,000	2,500,000
Health System RB (Sisters of St Francis Health) Series 2009A (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	10,000,000	10,000,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	16,750,000	16,750,000
Indianapolis
M/F Housing RB (Nora Pines Apts) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	8,475,000	8,475,000
Jasper Cnty
Economic Development RB (HGI Dairy) Series 2002 (LOC: AGRIBANK FCB)	b	1.93%		01/05/18	5,275,000	5,275,000
Lafayette
Solid Waste Disposal RB (Tate & Lyle Ingredients) Series 2006 (LOC: COOPERATIEVE RABOBANK UA)	b	1.85%		01/05/18	24,200,000	24,200,000
Michigan City
M/F Housing RB (Garden Estates West Apts) Series 2006 (LOC: BMO HARRIS BANK NA)	b	1.75%		01/05/18	5,210,000	5,210,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. Joseph Cnty
RB (Western Manor Apts) Series 1997C (LOC: FEDERAL HOME LOAN BANKS)	b	1.90%		01/05/18	1,820,000	1,820,000
						188,230,000
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	9,540,000	9,540,000
Iowa Board of Regents
RB (Univ of Iowa Hospitals) Series 2012 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	21,000,000	21,000,000
Iowa Finance Auth
Health Facilities RB (UnityPoint Health) Series 2013B2 (LOC: MUFG UNION BANK NA)	b	1.95%		01/02/18	19,020,000	19,020,000
M/F Housing RB (Country Club Village) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	9,395,000	9,395,000
Midwestern Disaster Area RB (Cargill) Series 2009A	b	1.74%		01/05/18	69,300,000	69,300,000
Midwestern Disaster Area RB (Cargill) Series 2009B	b	1.74%		01/05/18	20,078,000	20,078,000
Midwestern Disaster Area RB (Cargill) Series 2011A	b	1.74%		01/05/18	29,600,000	29,600,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	1.74%		01/05/18	60,300,000	60,300,000
Midwestern Disaster Area RB (Geneseo Communications) Series 2012 (LOC: US BANK NA)	b	1.73%		01/05/18	11,200,000	11,200,000
						249,433,000
Kansas 0.8%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.93%		01/05/18	36,050,000	36,050,000
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007B (LOC: MIZUHO BANK LTD)	b	1.93%		01/05/18	50,750,000	50,750,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	1,600,000	1,600,000
Kansas Development Finance Auth
M/F Housing RB (Boulevard Apts) Series 2008B (LOC: US BANK NA)	b	1.80%		01/05/18	9,900,000	9,900,000
M/F Housing RB (Springhill Apts) Series 2004B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	9,285,000	9,285,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	11,500,000	11,500,000
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	12,715,000	12,715,000
						131,800,000
Kentucky 1.1%
Carroll Cnty
Environmental Facilities Refunding RB (Kentucky Utilities) Series 2006B (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.74%		01/05/18	20,000,000	20,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hopkinsville
IDRB (Riken Elastomers Corp) Series 2007A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.76%		01/05/18	5,500,000	5,500,000
IDRB (Riken Elastomers Corp) Series 2013A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.76%		01/05/18	5,000,000	5,000,000
Kentucky Higher Ed Student Loan Corp
Student Loan RB Sr Series 2008A1 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.69%		01/05/18	42,620,000	42,620,000
Student Loan RB Sr Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.69%		01/05/18	43,525,000	43,525,000
Kentucky Housing Corp
M/F Housing RB (Highlands Court Apts) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.84%		01/05/18	3,400,000	3,400,000
M/F Mortgage RB (Overlook Terraces Apts) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	5,050,000	5,050,000
Kentucky Sanitation District #1
Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	24,385,000	24,385,000
Logan Cnty
Solid Waste Disposal RB (Waste Management) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	7,450,000	7,450,000
Louisville & Jefferson Cnty Metro Sewer District
Sewer & Drainage System RB Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	6,000,000	6,000,000
Minor Lane Heights
Solid Waste Disposal RB (Waste Management of Kentucky) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	11,000,000	11,000,000
Shelbyville
IDRB (NIFCO North America) Series 2008A (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.76%		01/05/18	9,525,000	9,525,000
						183,455,000
Louisiana 0.7%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.80%		01/05/18	5,000,000	5,000,000
Calcasieu Parish IDB
Refunding RB (Hydroserve Westlake) Series 1999 (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	5,100,000	5,100,000
Louisiana HFA
M/F Housing RB (Belmont Village Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	8,290,000	8,290,000
M/F Housing RB (Jefferson Lakes Apts) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	13,230,000	13,230,000
M/F Housing RB (Lapalco Court Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.85%		01/05/18	6,400,000	6,400,000
M/F Housing RB (Palmetto Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	2,740,000	2,740,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (BASF Corp) Series 2000A	b	1.82%		01/05/18	6,000,000	6,000,000
RB (BASF Corp) Series 2001	b	1.82%		01/05/18	8,000,000	8,000,000
RB (BASF Corp) Series 2002	b	1.82%		01/05/18	10,000,000	10,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	b	1.72%		01/05/18	30,000,000	30,000,000
RB (NuStar Logistics) Series 2011 (LOC: BANK OF NOVA SCOTIA)	b	1.76%		01/05/18	17,450,000	17,450,000
						112,210,000
Maine 0.0%
Dover-Foxcroft
Revenue Obligation (Pleasant River Lumber) Series 2005 (LOC: WELLS FARGO BANK NA)	b	1.75%		01/05/18	1,125,000	1,125,000
Maryland 1.1%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	10,000,000	10,000,000
RB (Cross Creek Apts) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.76%		01/05/18	4,055,000	4,055,000
BlackRock Maryland Municipal Bond Trust
Variable Rate Demand Preferred Shares Series W-7 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	12,400,000	12,400,000
Frederick Cnty
RB (Homewood at Fredrick) Series 1997 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.50%		01/05/18	6,850,000	6,850,000
Howard Cnty
Recovery Zone Facility RB (Lorien at Elkridge Facility) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	7,200,000	7,200,000
Maryland Community Development Administration
M/F Development RB (Park View at Catonsville) Series 2007B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	4,750,000	4,750,000
M/F Development RB (Sharp Leadenhall Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	12,845,000	12,845,000
M/F Housing Development RB (Ft. Washington Manor Sr Housing) Series 2005A (LOC: CITIBANK NA)	b	1.73%		01/05/18	11,780,000	11,780,000
M/F Housing Development RB (Residences at Ellicott Gardens) Series 2008C (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	4,675,000	4,675,000
M/F Housing Development RB (Shakespeare Park Apts) Series 2008B (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	7,200,000	7,200,000
Residential RB Series 2006L&I&2007D&H (LIQ: CREDIT SUISSE AG)	a,c	1.79%		01/05/18	55,000	55,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	3,200,000	3,200,000
RB (Mercy Ridge) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	18,650,000	18,650,000
Maryland IDA
Economic Development RB (Paul Reed Smith Guitars) Series 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.77%		01/05/18	7,890,000	7,890,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	4,000,000	4,000,000
Montgomery Cnty
RB (Trinity Health) Series 2015MD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	15,975,000	15,975,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery Cnty Housing Opportunities Commission
Housing RB (Oakfield Apts) Series 2005I (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.72%		01/05/18	31,650,000	31,650,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/15/18	4,990,000	4,990,000
						168,165,000
Massachusetts 2.0%
Billerica
ULT GO Series 70B (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/08/18	4,285,000	4,285,000
Massachusetts
GO Bonds Series 2016A (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	10,000,000	10,000,000
GO Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	4,380,000	4,380,000
GO Bonds Series 2016E (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.75%		01/05/18	2,390,000	2,390,000
GO Refunding Bonds Series 2016G (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,330,000	5,330,000
Transportation Fund RB Series 2016B (LIQ: US BANK NA)	a,c	1.68%		01/02/18	21,940,000	21,940,000
Massachusetts Bay Transportation Auth
Sr Sales Tax Bonds Series 2005A&2006B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	37,390,000	37,390,000
Sr Sales Tax Bonds Series 2005B (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	9,900,000	9,900,000
Massachusetts Clean Water Trust
State Revolving Fund Bonds Series 14 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington) Series 2005B (LOC: BANK OF AMERICA NA)	b	1.77%		01/05/18	3,190,000	3,190,000
M/F Housing RB (Archstone Reading Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	12,560,000	12,560,000
RB (CIL Realty) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.75%		01/05/18	4,390,000	4,390,000
RB (CIL Realty) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.75%		01/05/18	6,960,000	6,960,000
RB (CIL Realty) Series 2016 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.75%		01/05/18	19,950,000	19,950,000
RB (College of the Holy Cross) Series 2002 (LIQ: CREDIT SUISSE AG)	a,c	1.84%		01/05/18	5,050,000	5,050,000
RB (Harvard Univ) Series 2010B2 (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,500,000	1,500,000
RB (Harvard Univ) Series 2016A (LIQ: WELLS FARGO BANK NA)	a,c	1.74%		01/05/18	11,250,000	11,250,000
RB (Partners HealthCare) Series 2014M4 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,170,000	4,170,000
RB (Partners Healthcare) Series 2014M5 (SIFMA Municipal Swap Index + 0.55%)		2.26%	01/04/18	01/30/18	23,300,000	23,305,321
RB (Partners HealthCare) Series 2015O1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,265,000	4,265,000
RB (Partners HealthCare) Series 2016Q (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,300,000	4,300,000
RB (Partners Healthcare) Series 2017S (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program) Series M2 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	1,645,000	1,645,000
RB (Capital Asset Program) Series M4A (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	3,240,000	3,240,000
RB (Partners HealthCare) Series 2010J1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,100,000	5,100,000
Massachusetts HFA
Housing Bonds Series 2010B (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	2,430,000	2,430,000
Housing Bonds Series 2010C (LIQ: CITIBANK NA)	a,c	1.76%		01/05/18	4,915,000	4,915,000
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,c	1.75%		01/05/18	18,745,000	18,745,000
Housing RB (Princeton Westford) Series 2015A (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	4,800,000	4,800,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,125,000	4,125,000
Sr Dedicated Sales Tax Bonds Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,000,000	5,000,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Sr Dedicated Sales Tax Refunding Bonds Series 2012B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,330,000	3,330,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015D (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	8,985,000	8,985,000
Sr Dedicated Sales Tax Refunding Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	3,800,000	3,800,000
Massachusetts Water Resources Auth
Sub Refunding RB Series 2002C (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.74%		01/02/18	6,260,000	6,260,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	5,500,000	5,500,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,365,000	5,365,000
RB Sr Series 2017-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,000,000	8,000,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,500,000	1,500,000
						313,410,321
Michigan 1.9%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	5,595,000	5,595,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	18,150,000	18,150,000
Michigan Finance Auth
Healthcare Equipment Loan Program Bonds Series C (LOC: FIFTH THIRD BANK (OHIO))	b	1.56%		01/05/18	1,750,000	1,750,000
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	15,000,000	15,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,200,000	3,200,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,775,000	3,775,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	2,000,000	2,000,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.80%		01/05/18	9,450,000	9,450,000
Michigan Housing Development Auth
Rental Housing RB Series 2000A (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		01/05/18	34,290,000	34,290,000
Rental Housing RB Series 2005A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.73%		01/05/18	60,085,000	60,085,000
Rental Housing RB Series 2007C (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		01/05/18	33,345,000	33,345,000
Rental Housing RB Series 2008C (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.66%		01/05/18	11,605,000	11,605,000
Rental Housing RB Series 2008D (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.66%		01/05/18	33,665,000	33,665,000
S/F Mortgage RB Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	14,250,000	14,250,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.77%		01/05/18	18,475,000	18,475,000
Limited Obligation RB (Mibelloon Dairy) Series 2006 (LOC: WELLS FARGO BANK NA)	b	1.93%		01/05/18	2,625,000	2,625,000
Limited Obligation RB (Tubelite) Series 2012 (LOC: WELLS FARGO BANK NA)	b	1.83%		01/05/18	10,000,000	10,000,000
Recovery Zone Facility RB (CS Facilities) Series 2010 (LOC: MUFG UNION BANK NA)	b	1.77%		01/05/18	18,045,000	18,045,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	1,300,000	1,300,000
						296,605,000
Minnesota 0.8%
Bloomington
Sr Housing Refunding RB (Presbyterian Homes) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		01/05/18	16,730,000	16,730,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.74%		01/05/18	20,275,000	20,275,000
Eden Prairie
M/F Housing Refunding RB (Park At City West Apts) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	14,805,000	14,805,000
Edina
M/F Housing Refunding RB (Vernon Terrace Apts) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.79%		01/05/18	5,705,000	5,705,000
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing RB (City Apts at Loring Park) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.82%		01/05/18	15,250,000	15,250,000
M/F Housing Refunding RB (Stone Arch Apts) Series 2002 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	13,720,000	13,720,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Minneapolis
Health Care System RB (Fairview Health) Series 2008D (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,710,000	5,710,000
M/F Housing RB (Seven Corners Apts) Series 2012F (LOC: WELLS FARGO BANK NA)	b	1.85%		01/05/18	1,345,000	1,345,000
Minnesota
GO Bonds Series 2010A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,400,000	3,400,000
Minnesota HFA
Residential Housing Finance Bonds Series 2003B (LIQ: ROYAL BANK OF CANADA)	b	1.76%		01/05/18	6,275,000	6,275,000
Residential Housing Finance Bonds Series 2017C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.76%		01/05/18	13,150,000	13,150,000
St. Anthony
M/F Housing Refunding RB (Landings at Silver Lake Village) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.85%		01/05/18	1,220,000	1,220,000
St. Louis Park
M/F Housing Refunding RB (Urban Park Apts) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.84%		01/05/18	4,760,000	4,760,000
						122,345,000
Mississippi 0.3%
Jackson Cnty
Pollution Control Refunding RB (Chevron) Series 1993	b	1.93%		01/02/18	4,600,000	4,600,000
Mississippi Business Finance Corp
IDRB (Central Mississippi Baking Co) Series 2005 (LOC: BANK OF AMERICA NA)	b	1.90%		01/05/18	2,140,000	2,140,000
IDRB (Chevron) Series 2007B	b	1.93%		01/02/18	10,245,000	10,245,000
IDRB (Chevron) Series 2011B	b	1.93%		01/02/18	13,900,000	13,900,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,200,000	3,200,000
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts) Series 20082 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	5,000,000	5,000,000
M/F Housing RB (William Bell Apts) Series 20081 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.85%		01/05/18	5,360,000	5,360,000
						44,445,000
Missouri 1.7%
Blue Springs IDA
M/F Housing RB (Autumn Place Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	7,300,000	7,300,000
Greene Cnty IDA
Housing RB (Strasbourg Estates) Series 2006 (LOC: US BANK NA)	b	1.80%		01/05/18	2,160,000	2,160,000
Kansas City
Special Obligation Refunding RB (H. Roe Bartle Convention Ctr) Series 2008F (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.80%		01/05/18	12,100,000	12,100,000
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	8,580,000	8,580,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Kansas City IDA
M/F Housing RB (Clay Terrace Apts) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.80%		01/05/18	9,675,000	9,675,000
M/F Housing Refunding RB (Ethan Apts) Series 2004 (LOC: US BANK NA)	b	1.74%		01/05/18	29,560,000	29,560,000
Metropolitan St Louis Sewer District
Wastewater System RB Series 2016C (LIQ: US BANK NA)	a,c	1.74%		01/05/18	10,705,000	10,705,000
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Educational Facilities RB (The Washington Univ) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,250,000	2,250,000
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	66,000,000	66,000,000
Health Facilities RB (Mercy Health) Series 2017C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	15,315,000	15,315,000
North Kansas City SD
GO Bonds Series 2016B (LIQ: US BANK NA)	a,c	1.76%		01/02/18	17,730,000	17,730,000
Palmyra IDA
Solid Waste Disposal RB (BASF Corp) Series 2002	b	1.82%		01/05/18	18,000,000	18,000,000
St. Louis Cnty IDA
IDRB (Kessler Container) Series 1997A (LOC: BANK OF AMERICA NA)	b	1.95%		01/05/18	600,000	600,000
M/F Housing RB (Black Forest Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	3,900,000	3,900,000
M/F Housing RB (General Grant Colonial Village Apts) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	15,535,000	15,535,000
M/F Housing RB (Southwest Crossing) Series 2001 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	9,500,000	9,500,000
M/F Housing RB (Whispering Lakes Apts) Series 1995 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	7,435,000	7,435,000
M/F Housing Refunding RB (Merchandise Mart Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	16,275,000	16,275,000
St. Louis IDA
M/F Housing RB (Hamilton Place Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	4,435,000	4,435,000
Taney Cnty IDA
RB (Keeter Heights) Series 2006 (LOC: US BANK NA)	b	1.80%		01/05/18	1,625,000	1,625,000
Washington IDA
IDRB (Missourian Publishing) Series 2006A (LOC: US BANK NA)	b	1.80%		01/05/18	5,170,000	5,170,000
						268,185,000
Nebraska 1.0%
Douglas Cnty
Solid Waste Disposal RB (Waste Management) Series 2003A (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	10,000,000	10,000,000
Douglas Cnty Hospital Auth #3
Health Facilities Refunding RB (Nebraska Methodist Health) Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,265,000	5,265,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	1.73%		01/05/18	25,525,000	25,525,000
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	9,045,000	9,045,000
Nebraska Investment Finance Auth
M/F Housing Refunding RB (Pheasant Ridge Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	8,950,000	8,950,000
S/F Housing RB Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	32,910,000	32,910,000
S/F Housing RB Series 2016B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	28,180,000	28,180,000
S/F Housing RB Series 2016D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	13,890,000	13,890,000
Washington Cnty
IDRB (Cargill) Series 2010	b	1.74%		01/05/18	17,000,000	17,000,000
IDRB (Cargill) Series 2010B	b	1.74%		01/05/18	10,000,000	10,000,000
						160,765,000
Nevada 2.1%
Clark Cnty
Airport System Sub Lien RB Series 2008A2 (LOC: STATE STREET BANK AND TRUST COMPANY)	b	1.67%		01/05/18	26,185,000	26,185,000
Airport System Sub Lien RB Series 2008C1 (LOC: BANK OF AMERICA NA)	b	1.70%		01/05/18	27,975,000	27,975,000
Airport System Sub Lien RB Series 2008C3 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.80%		01/05/18	49,330,000	49,330,000
Airport System Sub Lien RB Series 2011B1 (LOC: CITIBANK NA)	b	1.80%		01/05/18	44,000,000	44,000,000
GO Refunding Bonds Series 2017C (LIQ: US BANK NA)	a,c	1.76%		01/04/18	6,400,000	6,400,000
IDRB (Southwest Gas Corp) Series 2008A (LOC: MUFG UNION BANK NA)	b	1.75%		01/05/18	50,000,000	50,000,000
LT GO Bonds Series 2008 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	28,420,000	28,420,000
LT GO Refunding Bonds Series 2016B (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	5,905,000	5,905,000
LT GO Refunding Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/22/18	8,640,000	8,640,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	9,000,000	9,000,000
LT GO Water Refunding Bonds Series 2016A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,220,000	3,220,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	7,210,000	7,210,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	9,990,000	9,990,000
Nevada Housing Division
Housing RB (The Bluffs at Reno Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	17,850,000	17,850,000
Housing RB (Vintage at Laughlin Apts) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	7,660,000	7,660,000
M/F Housing RB (Apache Pines Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	11,800,000	11,800,000
M/F Housing RB (Sierra Pointe Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	9,465,000	9,465,000
M/F Housing RB (Silver Pines Apts) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	11,800,000	11,800,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Sonoma Palms Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	6,300,000	6,300,000
						341,150,000
New Hampshire 0.8%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics Inc) Series 2017 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	a,b	1.85%		01/05/18	45,000,000	45,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 1998 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.85%		01/05/18	34,000,000	34,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2003 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.85%		01/05/18	30,000,000	30,000,000
Solid Waste Disposal RB (Lonza Biologics) Series 2005 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.85%		01/05/18	19,500,000	19,500,000
						128,500,000
New Jersey 2.5%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	178,285,000	178,285,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	4,000,000	4,000,000
IDRB (Advanced Drainage Systems) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.80%		01/05/18	1,170,000	1,170,000
Motor Vehicle Surcharges RB Series 2004A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: BANK OF AMERICA NA)	a,c	1.81%		01/05/18	5,715,000	5,715,000
New Jersey Health Care Facilities Financing Auth
RB (Atlantic Health) Series 2008C (LOC: JPMORGAN CHASE BANK NA)	b	1.63%		01/05/18	7,085,000	7,085,000
RB (Composite Program) Series 2006A3 (LOC: JPMORGAN CHASE BANK NA)	b	1.77%		01/05/18	2,980,000	2,980,000
RB (Robert Wood Johnson Univ Hospital) Series 2014B (LOC: TD BANK NA)	b	1.62%		01/05/18	6,800,000	6,800,000
New Jersey Housing & Mortgage Finance Agency
M/F Housing RB Series 2007G (LOC: BANK OF AMERICA NA)	b	1.67%		01/05/18	2,900,000	2,900,000
M/F Housing RB Series 20135 (LOC: CITIBANK NA)	b	1.72%		01/05/18	49,440,000	49,440,000
S/F Housing RB Series 2008Z (LIQ: ROYAL BANK OF CANADA)	b	1.72%		01/05/18	1,565,000	1,565,000
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	36,410,000	36,410,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	84,110,000	84,110,000
Rutgers State Univ
GO Bonds Series 2009G	b	1.90%		01/02/18	4,190,000	4,190,000
GO Bonds Series 2013L (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	14,800,000	14,800,000
						399,450,000
New York 15.4%
Amherst Development Corp
Student Housing Facility Refunding RB Series 2010B (LOC: HSBC BANK USA NA)	b	1.80%		01/05/18	13,560,000	13,560,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,c	1.74%		01/05/18	7,985,000	7,985,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Transportation Refunding Bonds Series 2012G1 (LOC: TD BANK NA)	b	1.67%		01/05/18	4,450,000	4,450,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	7,775,000	7,775,000
New Rochelle IDA
IDRB (West End Phase I) Series 2006 (LOC: CITIBANK NA)	b	1.81%		01/05/18	3,780,000	3,780,000
New York City
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.82%		01/02/18	800,000	800,000
GO Bonds Fiscal 2008 Series J8 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.90%		01/05/18	24,800,000	24,800,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)	b	1.78%		01/03/18	37,285,000	37,285,000
GO Bonds Fiscal 2010 Series G4 (LIQ: BARCLAYS BANK PLC)	b	1.76%		01/05/18	16,125,000	16,125,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	3,500,000	3,500,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	b	1.84%		01/02/18	4,800,000	4,800,000
GO Bonds Fiscal 2013 Series A3 (LOC: MIZUHO BANK LTD)	b	1.90%		01/02/18	9,400,000	9,400,000
GO Bonds Fiscal 2014 Series A1 (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,300,000	5,300,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	25,835,000	25,835,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,175,000	6,175,000
GO Bonds Fiscal 2017 Series A6 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.90%		01/02/18	26,145,000	26,145,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.84%		01/02/18	10,310,000	10,310,000
GO Bonds Fiscal 2018 Series B1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	2,270,000	2,270,000
GO Bonds Series 2017A4 (LOC: CITIBANK NA)	b	1.78%		01/05/18	3,680,000	3,680,000
New York City Capital Resource Corp
RB (Cobble Hill Health Center) Series 2008B1 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	19,120,000	19,120,000
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		01/05/18	47,875,000	47,875,000
M/F Housing RB (Sustainable Neighborhood) Series 2017G-3 (LIQ: WELLS FARGO BANK NA)	b	1.50%		01/05/18	14,950,000	14,950,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,625,000	2,625,000
M/F Housing RB Series G1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	8,250,000	8,250,000
M/F Mortgage RB (Boricua Village Apts) Series 2007A (LOC: CITIBANK NA)	b	1.72%		01/05/18	4,250,000	4,250,000
M/F Mortgage RB (Granville Payne Apts) Series 2006A (LOC: CITIBANK NA)	b	1.73%		01/05/18	5,310,000	5,310,000
M/F Mortgage RB (Parkview Apts) Series 2004A (LOC: CITIBANK NA)	b	1.72%		01/05/18	5,935,000	5,935,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	4,000,000	4,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Mortgage RB (Susan’s Court) Series 2007A (LOC: CITIBANK NA)	b	1.71%		01/05/18	24,000,000	24,000,000
M/F Mortgage RB (White Plains Courtyard Apts) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		01/05/18	4,900,000	4,900,000
M/F Rental Housing RB (Related - W 89th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	37,400,000	37,400,000
M/F Rental Housing RB (Rivereast Apts) Series A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	30,000,000	30,000,000
M/F Rental Housing RB (The Foundry) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	50,000,000	50,000,000
M/F Rental Housing RB (Westport) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	50,000,000	50,000,000
New York City IDA
Emporwerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	1.74%		01/05/18	8,000,000	8,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,555,000	4,555,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	18,675,000	18,675,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	9,500,000	9,500,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series AA-4 (LIQ: BANK OF MONTREAL)	b	1.75%		01/02/18	8,750,000	8,750,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	4,905,000	4,905,000
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,625,000	2,625,000
Water & Sewer System 2nd General Resolution RB Fiscal 2018 Series BB1 & 2017 Series EE (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	8,200,000	8,200,000
Water & Sewer System 2nd Resolution RB Fiscal 2007 Series CC2 (LIQ: BANK OF MONTREAL)	b	1.75%		01/02/18	6,700,000	6,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series FF2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	11,000,000	11,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	17,305,000	17,305,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,250,000	2,250,000
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series AA (LIQ: MIZUHO BANK LTD)	b	1.90%		01/02/18	49,440,000	49,440,000
Water & Sewer System 2nd Resolution RB Fiscal 2015 Series GG (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,650,000	5,650,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB2 (LIQ: BANK OF MONTREAL)	b	1.80%		01/02/18	4,050,000	4,050,000
Water & Sewer System RB Fiscal 2006 Series AA-1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.82%		01/02/18	3,820,000	3,820,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	13,815,000	13,815,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System RB Fiscal 2013 Series AA2 (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.76%		01/05/18	6,940,000	6,940,000
Water & Sewer System RB Fiscal 2013 Series CC (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,500,000	2,500,000
Water & Sewer System RB Fiscal 2016 Series AA2 (LIQ: PNC BANK NATIONAL ASSOCIATION)	b	1.75%		01/02/18	1,660,000	1,660,000
Water & Sewer System RB Fiscal Series 2016AA1 (LIQ: BANK OF AMERICA NA)	b	1.90%		01/02/18	1,250,000	1,250,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	6,250,000	6,250,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	16,600,000	16,600,000
Future Tax Secured Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,865,000	5,865,000
Future Tax Secured Sr Refunding Bonds Fiscal 2003 Series A2 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.78%		01/02/18	134,930,000	134,930,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	b	1.78%		01/02/18	70,430,000	70,430,000
Future Tax Secured Sub Bonds Fiscal 2011 Series C (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2012 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,700,000	7,700,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	b	1.78%		01/02/18	3,945,000	3,945,000
Future Tax Secured Sub Bonds Fiscal 2017 Series A1 (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	2,765,000	2,765,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,250,000	1,250,000
Future Tax Secured Sub Bonds Fiscal 2017 Series F1 (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	25,000,000	25,000,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	3,000,000	3,000,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,300,000	3,300,000
Future Tax Secured Sub RB Fiscal 2012 Series E1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	5,000,000	5,000,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,800,000	6,800,000
Future Tax Secured Sub RB Fiscal 2013 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	9,375,000	9,375,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	6,300,000	6,300,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
New York Liberty Development Corp
Liberty RB Series 1WTC -2011 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,910,000	5,910,000
New York State Dormitory Auth
RB (Cornell Univ) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,000,000	5,000,000
RB (Culinary Institute of America) Series 2004D (LOC: TD BANK NA)	b	1.75%		01/05/18	3,600,000	3,600,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Culinary Institute of America) Series 2006 (LOC: TD BANK NA)	b	1.75%		01/05/18	4,350,000	4,350,000
State Personal Income Tax RB Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,365,000	7,365,000
State Personal Income Tax RB Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,200,000	4,200,000
State Personal Income Tax RB Series 2014C (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	3,745,000	3,745,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	14,000,000	14,000,000
State Personal Income Tax RB Series 2016A (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	11,860,000	11,860,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	1,000,000	1,000,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	1.73%		01/05/18	2,580,000	2,580,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	16,770,000	16,770,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	1.77%		01/05/18	49,385,000	49,385,000
New York State Environmental Facilities Corp
Solid Waste Disposal RB (Waste Management) Series 2002B (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	18,200,000	18,200,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,900,000	1,900,000
New York State HFA
Housing RB (10 Barclay St) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	75,900,000	75,900,000
Housing RB (100 Maiden Lane) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	60,875,000	60,875,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.73%		01/05/18	1,300,000	1,300,000
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.65%		01/05/18	12,295,000	12,295,000
Housing RB (316 11th Ave) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	42,500,000	42,500,000
Housing RB (33 Bond St) Series 2014A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	26,325,000	26,325,000
Housing RB (360 W 43rd St) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	16,600,000	16,600,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	31,000,000	31,000,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.88%		01/05/18	9,640,000	9,640,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	68,400,000	68,400,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.83%		01/05/18	61,475,000	61,475,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	24,900,000	24,900,000
Housing RB (Biltmore Tower) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	72,000,000	72,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	12,000,000	12,000,000
Housing RB (Capitol Green Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	10,900,000	10,900,000
Housing RB (Maestro West Chelsea) Series 2013A (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	18,500,000	18,500,000
Housing RB (Maestro West Chelsea) Series 2014A (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	13,200,000	13,200,000
Housing RB (Mastro West Chelsea) Series 2015A (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	15,000,000	15,000,000
Housing RB (Mccarthy Manor Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	5,800,000	5,800,000
Housing RB (MH Rental LLC) Series 2017A-1 (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	34,330,000	34,330,000
Housing RB (Navy Pier Court) Series 2014A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.71%		01/05/18	3,730,000	3,730,000
Housing RB (North End Ave) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	49,500,000	49,500,000
Housing RB (Ocean Park Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	12,400,000	12,400,000
Housing RB (Related-42nd & 10th) Series 2007A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.80%		01/05/18	54,110,000	54,110,000
Housing RB (Related-W 20th St) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	51,000,000	51,000,000
Housing RB (Saville Housing) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		01/05/18	55,000,000	55,000,000
Housing RB (Tallyrand Cresent) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	8,320,000	8,320,000
Housing RB (Theatre Row Tower) Series 2000A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		01/05/18	46,400,000	46,400,000
Housing RB (Tribeca Landing) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	50,200,000	50,200,000
Housing RB (Worth St Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	33,300,000	33,300,000
State Personal Income Tax RB Series 2005C (LIQ: JPMORGAN CHASE BANK NA)	b	1.65%		01/05/18	16,150,000	16,150,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	b	1.65%		01/05/18	12,675,000	12,675,000
Homeowner Mortgage RB Series 132 (LIQ: ROYAL BANK OF CANADA)	b	1.83%		01/02/18	8,160,000	8,160,000
Homeowner Mortgage RB Series 144 (LIQ: JPMORGAN CHASE BANK NA)	b	1.83%		01/02/18	14,850,000	14,850,000
Homeowner Mortgage RB Series 153 (LIQ: BARCLAYS BANK PLC)	b	1.78%		01/05/18	41,775,000	41,775,000
New York State Thruway Auth
State Personal Income Tax RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	17,700,000	17,700,000
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3D (LIQ: JPMORGAN CHASE BANK NA)	b	1.69%		01/05/18	6,635,000	6,635,000
State Personal Income Tax RB Series 2013A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,600,000	11,600,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,155,000	2,155,000
Port Auth of New York & New Jersey
Consolidated Bonds 152nd Series (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	32,970,000	32,970,000
Consolidated Bonds 169th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	6,440,000	6,440,000
Consolidated Bonds 169th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.81%		01/05/18	2,200,000	2,200,000
Consolidated Bonds 172nd Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	3,080,000	3,080,000
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	1,665,000	1,665,000
Consolidated Bonds 178th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	1,660,000	1,660,000
Consolidated Bonds 179th Series (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	12,915,000	12,915,000
Consolidated Bonds 185th Series (LIQ: CITIBANK NA)	a,c	1.77%		01/05/18	2,050,000	2,050,000
Consolidated Bonds 193rd Series (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	1,600,000	1,600,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,660,000	3,660,000
Consolidated Bonds 198th series (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,050,000	3,050,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	2,470,000	2,470,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,475,000	5,475,000
Ramapo Housing Auth
Facilities RB (Spring Valley Homes) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	9,890,000	9,890,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,000,000	7,000,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A-2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	18,435,000	18,435,000
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	2,500,000	2,500,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	2,495,000	2,495,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,000,000	1,000,000
						2,445,250,000
North Carolina 0.3%
Davidson Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Childress Winery) Series 2004 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.77%		01/05/18	2,250,000	2,250,000
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.76%		01/04/18	9,995,000	9,995,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,750,000	2,750,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,800,000	2,800,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	6,500,000	6,500,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,249,000	2,249,000
North Carolina Ports Auth
Exempt Facilities RB (Wilmington Bulk) Series 2001A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.77%		01/05/18	1,475,000	1,475,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NA)	a,c	1.75%		01/02/18	8,190,000	8,190,000
Yancey Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Altec Industries) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.77%		01/05/18	7,000,000	7,000,000
						44,809,000
North Dakota 0.3%
North Dakota HFA
Home Mortgage Finance Program Series 2017H (LIQ: FEDERAL HOME LOAN BANKS)	b	1.72%		01/05/18	20,000,000	20,000,000
Richland Cnty
RB (Minn-Dak Farmers Coop) Series 2010B (LOC: COBANK ACB)	b	1.74%		01/05/18	7,000,000	7,000,000
RB (Minn-Dak Farmers Coop) Series 2010C (LOC: COBANK ACB)	b	1.74%		01/05/18	7,465,000	7,465,000
Traill Cnty
IDRB Refunding Bonds (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.80%		01/05/18	6,930,000	6,930,000
						41,395,000
Ohio 1.5%
Cleveland Cnty Industrial Facilities & Pollution Control Financing Auth
Recreational Facilities RB (Cleveland Cnty Family YMCA) Series 2007 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.75%		01/05/18	8,485,000	8,485,000
Columbus Regional Airport Auth
Airport Development RB (FlightSafety) Series 2015A	b	1.71%		01/05/18	34,930,000	34,930,000
Airport Development RB (FlightSafety) Series 2015B	b	1.71%		01/05/18	22,170,000	22,170,000
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009B (LIQ: BARCLAYS BANK PLC)	b	1.74%		01/05/18	12,000,000	12,000,000
RB (St George Commons Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.80%		01/05/18	3,100,000	3,100,000
Lakewood City SD
GO Refunding Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.76%		01/04/18	6,000,000	6,000,000
Marion Cnty
M/F Housing RB (Avalon Lakes) Series 2006 (LOC: FEDERAL HOME LOAN BANKS)	b	1.78%		01/05/18	5,050,000	5,050,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Montgomery Cnty
M/F Housing RB (Cambridge Commons Apts) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	1.65%		01/05/18	7,920,000	7,920,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,850,000	1,850,000
Hospital RB Series 2009B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,250,000	5,250,000
Hospital Refunding RB (Cleveland Clinic) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	17,330,000	17,330,000
Ohio HFA
Residential Mortgage RB Series 2016E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.50%		01/05/18	3,765,000	3,765,000
Residential Mortgage RB Series 2016F (LIQ: FEDERAL HOME LOAN BANKS)	b	1.50%		01/05/18	4,205,000	4,205,000
Residential Mortgage RB Series 2016G (LIQ: FEDERAL HOME LOAN BANKS)	b	1.50%		01/05/18	4,230,000	4,230,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	6,400,000	6,400,000
Hospital RB (Cleveland Clinic) Series 2009B1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,745,000	2,745,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	19,380,000	19,380,000
Ohio State Air Quality Development Auth
Exempt Facilities RB (Andersons Marathon Ethanol) Series 2007 (LOC: COBANK ACB)	b	1.83%		01/05/18	49,500,000	49,500,000
Ohio Water Development Auth
Water Pollution Control Loan Fund RB Series 2016A (LIQ: BMO HARRIS BANK NA)	b	1.60%		01/05/18	23,665,000	23,665,000
Univ of Cincinnati
RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
						246,975,000
Oklahoma 0.1%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	11,060,000	11,060,000
Oregon 0.4%
Clackamas Cnty SD #7J
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	12,185,000	12,185,000
Oregon Business Development Commission
RB (Murphy Co) Series 230 (LOC: US BANK NA)	b	1.80%		01/05/18	6,000,000	6,000,000
Oregon Facilities Auth
M/F Housing RB (Vintage At Bend Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	5,095,000	5,095,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	1.78%		01/05/18	2,625,000	2,625,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Oregon Housing & Community Services Dept
Housing Development RB (Redwood Park Apts) Series 2005F (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	4,000,000	4,000,000
S/F Mortgage RB Series 2008C (LIQ: JPMORGAN CHASE BANK NA)	b	1.72%		01/05/18	20,010,000	20,010,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/08/18	6,000,000	6,000,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,835,000	3,835,000
Portland Housing Auth
M/F Housing RB (Civic Apts) 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	7,800,000	7,800,000
						67,550,000
Pennsylvania 2.6%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center) Series 2010D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.84%		01/02/18	500,000	500,000
RB (Univ of Pittsburgh Medical Center) Series 2017D1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.80%		01/02/18	20,000,000	20,000,000
RB (Univ of Pittsburgh Medical Center) Series 2017D2 (LIQ: ROYAL BANK OF CANADA)	a,c	1.80%		01/02/18	30,000,000	30,000,000
Beaver Cnty IDA
Environmental Improvement RB (BASF Corp) Series 1997	b	1.80%		01/05/18	10,800,000	10,800,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	17,480,000	17,480,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	18,400,000	18,400,000
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,580,000	7,580,000
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,285,000	6,285,000
Health System RB (Geisinger Health) Series 2011A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,785,000	1,785,000
Health System RB (Geisinger Health) Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,315,000	5,315,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,995,000	4,995,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.74%		01/05/18	3,905,000	3,905,000
Indiana Cnty Hospital Auth
Hospital RB (Indiana Regional Medical Center) Series 2014B (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.75%		01/05/18	5,900,000	5,900,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.75%		01/05/18	6,165,000	6,165,000
Luzerne Cnty Convention Center Auth
Hotel Room Rental Tax RB Series 2012 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.73%		01/05/18	7,970,000	7,970,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Lycoming Cnty Auth
RB (Lycoming College) Series 2013S1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	4,175,000	4,175,000
Montgomery Cnty IDA
Environmental Facilities RB (Lonza Inc) Series 2000 (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.85%		01/05/18	7,000,000	7,000,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts) Series 2001A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		01/05/18	8,010,000	8,010,000
Northampton Cnty
RB (Binney & Smith) Series 1997A (LOC: JPMORGAN CHASE BANK NA)	b	1.90%		01/05/18	7,500,000	7,500,000
RB (Binney & Smith) Series 1997B (LOC: JPMORGAN CHASE BANK NA)	b	1.95%		01/05/18	285,000	285,000
Pennsylvania
GO Bonds 1st Series 2012 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.75%		01/05/18	2,000,000	2,000,000
GO Refunding Bonds 3rd Series 2004 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/04/18	57,385,000	57,385,000
Pennsylvania Economic Development Financing Auth
Economic Development RB Series 2005B2 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.83%		01/05/18	1,800,000	1,800,000
RB (Salem Rd) Series 2007D1 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.83%		01/05/18	1,500,000	1,500,000
RB (Solar Innovations) Series 2007 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	2.01%		01/05/18	5,390,000	5,390,000
RB (Univ of Pittsburgh Medical Center) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.81%		01/05/18	1,665,000	1,665,000
RB (Univ of Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	3,605,000	3,605,000
Pennsylvania HFA
S/F Mortgage RB Series 2002-75A (LIQ: ROYAL BANK OF CANADA)	b	1.71%		01/05/18	23,465,000	23,465,000
S/F Mortgage RB Series 2003-79B (LIQ: ROYAL BANK OF CANADA)	b	1.71%		01/05/18	26,550,000	26,550,000
S/F Mortgage RB Series 2004-81C (LIQ: ROYAL BANK OF CANADA)	b	1.71%		01/05/18	17,260,000	17,260,000
S/F Mortgage RB Series 2006-93B (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.77%		01/05/18	3,435,000	3,435,000
S/F Mortgage RB Series 2006-94B (LIQ: TD BANK NA)	b	1.77%		01/05/18	490,000	490,000
S/F Mortgage RB Series 2007-100C (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.77%		01/05/18	4,700,000	4,700,000
S/F Mortgage RB Series 2013-115A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.81%		01/05/18	5,410,000	5,410,000
S/F Mortgage RB Series 2017-122 (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	3,270,000	3,270,000
S/F Mortgage RB Series 2017-125A (LIQ: BARCLAYS BANK PLC)	a,c	1.77%		01/05/18	5,350,000	5,350,000
Pennsylvania Higher Educational Facilities Auth
RB (Assoc of Indep Colleges & Univs of PA) Series 2001I1 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	5,000,000	5,000,000
Refunding RB (Univ of Pennsylvania Health) Series 2016C (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	4,095,000	4,095,000
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	6,905,000	6,905,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Philadelphia
Airport Refunding RB Series 2005C2 (LOC: ROYAL BANK OF CANADA)	b	1.71%		01/05/18	24,200,000	24,200,000
GO Refunding Bonds Series 2009B (LOC: BARCLAYS BANK PLC)	b	1.74%		01/05/18	5,210,000	5,210,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.79%		01/05/18	11,635,000	11,635,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	2,900,000	2,900,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	4,400,000	4,400,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	835,000	835,000
Washington Cnty Hospital Auth
Hospital RB (Monongahela Valley Hospital) Series 2011A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.73%		01/05/18	5,620,000	5,620,000
						408,125,000
Rhode Island 0.2%
Rhode Island Housing & Mortgage Finance Corp
M/F Mortgage RB (Groves at Johnson) Series 2006 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	24,950,000	24,950,000
South Carolina 0.3%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/15/18	3,000,000	3,000,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	6,000,000	6,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	2,125,000	2,125,000
South Carolina Educational Facilities Auth
RB (Charleston Southern Univ) Series 2003 (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	1,000,000	1,000,000
South Carolina Jobs Economic Development Auth
IRB (South Carolina Electric & Gas) Series 2008 (LOC: TD BANK NA)	b	1.85%		01/05/18	11,790,000	11,790,000
RB (Holcim) Series 2003 (LOC: COMERICA BANK)	b	1.72%		01/05/18	25,000,000	25,000,000
						48,915,000
South Dakota 0.1%
South Dakota Housing Development Auth
M/F Housing RB (Harmony Heights) Series 2001 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.82%		01/05/18	5,200,000	5,200,000
South Dakota Value Added Finance Auth
Solid Waste Disposal RB (Lincoln Land) Series 2014 (LOC: AGRIBANK FCB)	b	1.93%		01/05/18	5,500,000	5,500,000
						10,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Tennessee 1.2%
Blount Cnty Public Building Auth
Public Improvement Bonds Series E6A (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.72%		01/05/18	26,615,000	26,615,000
Clarksville Public Building Auth
Pooled Financing RB Series 1997 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	1,000,000	1,000,000
Pooled Financing RB Series 1999 (LOC: BANK OF AMERICA NA)	a,b	1.75%		01/05/18	3,475,000	3,475,000
Pooled Financing RB Series 2009 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	8,220,000	8,220,000
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	1,900,000	1,900,000
Lewisburg IDB
Solid Waste Disposal RB (Waste Management of Tennessee) Series 2003 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	5,000,000	5,000,000
Metro Government of Nashville & Davidson Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	16,875,000	16,875,000
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
M/F Housing RB (Burning Tree Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	6,855,000	6,855,000
M/F Housing RB (Weatherly Ridge Apts) Series 2006A (LOC: US BANK NA)	b	1.72%		01/05/18	10,000,000	10,000,000
M/F Housing Refunding RB (Brentwood Oaks Apts) Series 1991 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.74%		01/05/18	11,320,000	11,320,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,b	1.75%		01/05/18	145,000	145,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	7,830,000	7,830,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Sevier Cnty Public Building Auth
Public Improvement Bonds Series VA1 (LOC: BRANCH BANKING AND TRUST COMPANY)	b	1.75%		01/05/18	24,615,000	24,615,000
Public Improvement Bonds Series VD1 (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	8,500,000	8,500,000
Public Improvement Bonds Series VIIB1 (LOC: BANK OF AMERICA NA)	b	1.78%		01/05/18	22,095,000	22,095,000
Shelby Cnty Health, Educational & Housing Facilities Board
M/F Housing Mortgage RB (Lexington & Charter Oaks Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	3,200,000	3,200,000
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.77%		01/05/18	7,355,000	7,355,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	18,210,000	18,210,000
						184,210,000
Texas 12.5%
Alamo CCD
LT GO Refunding Bonds Series 2012 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,670,000	6,670,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Austin
Electric Utility System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/15/18	7,285,000	7,285,000
Sub Hotel Occupancy Tax Refunding RB Series 2008A (LOC: CITIBANK NA)	b	1.73%		01/05/18	16,635,000	16,635,000
Sub Hotel Occupancy Tax Refunding RB Series 2008B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.73%		01/05/18	14,100,000	14,100,000
Bexar Cnty Housing Finance Corp
M/F Housing RB Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.80%		01/05/18	10,375,000	10,375,000
Brazos Harbor IDC
RB (BASF Corp) Series 2003	b	1.82%		01/05/18	19,000,000	19,000,000
Refunding RB (BASF Corp) Series 2006	b	1.82%		01/05/18	35,000,000	35,000,000
Brazos River Harbor Navigation District
RB (BASF Corp) Series 2001	b	1.82%		01/05/18	21,000,000	21,000,000
RB (BASF Corp) Series 2002	b	1.82%		01/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation District
Environmental Facilities RB (Formosa Plastics) Series 2006 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	28,500,000	28,500,000
Solid Waste Disposal RB (Formosa Plastics) Series 2000 (LOC: JPMORGAN CHASE BANK NA)	b	1.75%		01/05/18	25,000,000	25,000,000
Calhoun Cnty Navigation IDA
Port RB (Formosa Plastics) Series 2011C (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.72%		01/05/18	27,500,000	27,500,000
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics) Series 2008 (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	50,000,000	50,000,000
Environmental Facilities RB (Formosa Plastics) Series 2011B (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.72%		01/05/18	45,000,000	45,000,000
Environmental Facilities RB (Formosa Plastics) Series 2012 (LOC: JPMORGAN CHASE BANK NA)	b	1.75%		01/05/18	42,000,000	42,000,000
Port RB (Formosa Plastics) Series 2007A (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.74%		01/05/18	47,300,000	47,300,000
Port RB (Formosa Plastics) Series 2011A (LOC: SUMITOMO MITSUI BANKING CORPORATION)	a,b	1.72%		01/05/18	32,300,000	32,300,000
Capital Area Housing Finance Corporation
M/F Housing RB (Encino Pointe Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	14,760,000	14,760,000
Clear Creek ISD
ULT GO Refunding Bonds Series 2004A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	16,120,000	16,120,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts) Series 1996 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.75%		01/05/18	12,305,000	12,305,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.68%		01/02/18	22,355,000	22,355,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2014C (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,335,000	3,335,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dallam Cnty IDC
Economic Development RB (Consolidated Dairy Management) Series 2009 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.85%		01/05/18	2,800,000	2,800,000
Economic Development RB (Hillmar Cheese) Series 2010 (LOC: COBANK ACB)	b	1.85%		01/05/18	20,000,000	20,000,000
Economic Development Refunding RB (Hilmar Cheese) Series 2009 (LOC: COBANK ACB)	b	1.85%		01/05/18	24,500,000	24,500,000
IDRB (Dalhart Jersey Ranch) Series 2006 (LOC: COBANK ACB)	b	1.93%		01/05/18	2,635,000	2,635,000
IDRB (Morning Star Dairy) Series 2015 (LOC: FARM CREDIT BANK OF TEXAS)	b	1.93%		01/05/18	5,350,000	5,350,000
Dallas Area Rapid Transit
Sr Lien Sales Tax RB Series 2008 (ESCROW) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	17,330,000	17,330,000
Sr Lien Sales Tax Refunding RB Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	10,905,000	10,905,000
Dallas-Fort Worth Int’l Airport Facility Improvement Corp
Airport Facility RB (FlightSafety) Series 1999	b	1.79%		01/05/18	31,180,000	31,180,000
El Paso ISD
ULT GO Bonds Series 2004B (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	29,730,000	29,730,000
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,860,000	4,860,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	11,000,000	11,000,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/05/18	35,600,000	35,600,000
Gulf Coast Waste Disposal Auth
Solid Waste Disposal RB (Waste Management) Series 2004A (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	32,700,000	32,700,000
Hale Cnty IDC
Economic Development RB (Silverado TX) Series 2008 (LOC: COOPERATIEVE RABOBANK UA)	b	1.93%		01/05/18	5,400,000	5,400,000
IDRB (Struikmans Ramona) Series 2003 (LOC: COOPERATIEVE RABOBANK UA)	b	1.93%		01/05/18	3,000,000	3,000,000
IDRB (White River Ranch) Series 2004 (LOC: WELLS FARGO BANK NA)	b	1.93%		01/05/18	4,000,000	4,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	860,000	860,000
Harris Cnty Cultural Education Facilities Finance Corp
Hospital RB (Memorial Hermann Health) Series 2014C	b	1.70%		01/05/18	12,370,000	12,370,000
Hospital RB (Memorial Hermann Health) Series 2014D	b	1.80%		01/05/18	16,700,000	16,700,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016C	b	1.70%		01/05/18	30,730,000	30,730,000
Hospital Refunding RB (Memorial Hermann Health) Series 2016D	b	1.80%		01/05/18	1,605,000	1,605,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	b	1.80%		01/02/18	15,205,000	15,205,000
Harris Cnty Housing Finance Corp
M/F Housing RB (Baypointe Apts) Series 2006 (LOC: CITIBANK NA)	b	1.70%		01/05/18	11,345,000	11,345,000
M/F Housing RB (Village At Cornerstone Apts) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,915,000	6,915,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Hays Consolidated ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,680,000	4,680,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.76%		01/05/18	7,000,000	7,000,000
Houston ISD
LT GO Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.72%		01/05/18	11,250,000	11,250,000
Hurst-Euless-Bedford ISD
ULT GO Refunding Bonds Series 2006 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	10,055,000	10,055,000
Lavaca-Navidad River Auth
Water Contract RB (Formosa Plastics) Series 1990 (LOC: BANK OF AMERICA NA)	b	1.70%		01/05/18	13,600,000	13,600,000
Lower Neches Valley Auth
RB (ExxonMobil) Series 2012	b	1.80%		01/02/18	6,140,000	6,140,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: US BANK NA)	a,c	1.76%		01/04/18	3,915,000	3,915,000
Mesquite ISD
ULT GO Bonds Series 2000 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	9,755,000	9,755,000
Muleshoe Economic Development Corp
IDRB (John Lyle & Grace Ajean) Series 2005 (LOC: COOPERATIEVE RABOBANK UA)	b	1.85%		01/05/18	4,330,000	4,330,000
New Caney ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,700,000	3,700,000
New Hope Cultural Educational Facilities Corp
Hospital RB (Childrens Health System of Texas) Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	4,140,000	4,140,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	18,500,000	18,500,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.76%		01/02/18	44,805,000	44,805,000
North Texas Tollway Auth
System RB Series 2011A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	17,655,000	17,655,000
Northwest ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	9,930,000	9,930,000
Pflugerville ISD
ULT GO Bonds Series 2014 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	2,500,000	2,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	b	1.78%		01/05/18	57,565,000	57,565,000
Exempt Facilities RB (Total USA) Series 2011	b	1.78%		01/05/18	40,000,000	40,000,000
Exempt Facilities RB (Total USA) Series 2012	b	1.78%		01/05/18	89,200,000	89,200,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.78%		01/05/18	64,200,000	64,200,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.78%		01/05/18	20,000,000	20,000,000
Port of Houston Auth
ULT GO Refunding Bonds Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.79%		01/05/18	37,830,000	37,830,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2009	b	1.78%		01/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.78%		01/05/18	16,900,000	16,900,000
RB (ATOFINA Petrochemicals) Series 2002B	b	1.78%		01/05/18	10,000,000	10,000,000
RB (ATOFINA Petrochemicals) Series 2003B	b	1.81%		01/05/18	10,000,000	10,000,000
RB (BASF Corp) Series 1998	b	1.80%		01/05/18	15,200,000	15,200,000
RB (BASF Corp) Series 2002A	b	1.82%		01/05/18	15,000,000	15,000,000
RB (BASF Corp) Series 2003A	b	1.82%		01/05/18	15,000,000	15,000,000
RB (TOTAL Petrochemicals USA) Series 2008	b	1.81%		01/05/18	50,000,000	50,000,000
San Antonio
Electric & Gas Systems Jr Lien RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	17,750,000	17,750,000
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	11,975,000	11,975,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,c	1.74%		01/05/18	8,115,000	8,115,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	18,535,000	18,535,000
Lease & Refunding RB Series 2012 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	10,705,000	10,705,000
Southeast Housing Finance Corp
M/F Housing RB (Mansions at Moses Lake Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	10,900,000	10,900,000
M/F Housing RB (Piedmont Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	12,635,000	12,635,000
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources) Series 2008B	b	1.65%		01/05/18	15,840,000	15,840,000
RB (Texas Health Resources) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,250,000	11,250,000
RB (Texas Health Resources) Series 2017A	b	1.75%		01/05/18	15,000,000	15,000,000
Texas
GO Bonds Series 2009C-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,500,000	7,500,000
GO Bonds Series 2014D (LIQ: FEDERAL HOME LOAN BANKS)	b	1.65%		01/05/18	4,870,000	4,870,000
GO Bonds Series 2015B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.65%		01/05/18	21,505,000	21,505,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2016 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.83%		01/05/18	52,965,000	52,965,000
GO Refunding Bonds Series 1999A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.70%		01/05/18	3,700,000	3,700,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	10,490,000	10,490,000
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	7,880,000	7,880,000
M/F Housing RB (Creek Point Apts) Series 2000 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	5,060,000	5,060,000
M/F Housing RB (Lancaster Apts) Series 2007 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	12,880,000	12,880,000
M/F Housing RB (Tower Ridge Apts) Series 2005 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.85%		01/05/18	15,000,000	15,000,000
M/F Housing RB (West Oaks Sr Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.65%		01/05/18	11,875,000	11,875,000
M/F Housing RB (Woodmont Apts) Series 2009 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	14,065,000	14,065,000
M/F Housing Refunding RB (Addison Park Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.85%		01/05/18	12,295,000	12,295,000
M/F Housing Refunding RB (Alta Cullen Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	11,700,000	11,700,000
S/F Mortgage RB Series 2004D (LIQ: TEXAS STATE OF)	b	1.72%		01/05/18	5,600,000	5,600,000
S/F Mortgage RB Series 2007A (LIQ: TEXAS STATE OF)	b	1.70%		01/05/18	26,640,000	26,640,000
S/F Mortgage Refunding RB Bonds Series 2004B (LIQ: TEXAS STATE OF)	b	1.70%		01/05/18	6,500,000	6,500,000
S/F Mortgage Refunding RB Series 2005A (LIQ: TEXAS STATE OF)	b	1.70%		01/05/18	19,805,000	19,805,000
Texas Transportation Commission
GO Bonds Series 2008 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,870,000	4,870,000
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.75%		01/02/18	6,800,000	6,800,000
GO Refunding Bonds Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
State Highway Fund 1st Tier RB Series 2014B1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	b	1.70%		01/05/18	33,500,000	33,500,000
State Highway Fund 1st Tier RB Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,000,000	8,000,000
State Highway Fund 1st Tier Refunding RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	16,000,000	16,000,000
Univ of Texas
RB Series 2008B	b	1.60%		01/05/18	31,590,000	31,590,000
Revenue Financing System Bonds Series 2012B (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	7,300,000	7,300,000
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,950,000	1,950,000
						1,997,155,000
Utah 1.6%
Logan City
IDRB (Scientific Technology) Series 2001 (LOC: BANK OF THE WEST)	b	1.86%		01/05/18	1,100,000	1,100,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Murray
Hospital RB (IHC Health Services) Series 2003A	b	1.60%		01/05/18	25,650,000	25,650,000
Hospital RB (IHC Health Services) Series 2003B	b	1.60%		01/05/18	63,100,000	63,100,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016E (LIQ: JPMORGAN CHASE BANK NA)	b	1.70%		01/05/18	21,900,000	21,900,000
Utah Housing Corp
M/F Housing RB (Tanglewood Apts) Series 2004A (LOC: CITIBANK NA)	b	1.70%		01/05/18	8,865,000	8,865,000
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	6,250,000	6,250,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	13,500,000	13,500,000
Utah Water Finance Agency
RB Series 2008B-1 (LIQ: JPMORGAN CHASE BANK NA)	b	1.74%		01/05/18	55,365,000	55,365,000
RB Series 2016B2 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.73%		01/05/18	54,655,000	54,655,000
						250,385,000
Virginia 0.7%
Alexandria
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,800,000	4,800,000
Fairfax Cnty Economic Development Auth
Project RB (Metrorail Parking System) Series 2017 (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,080,000	3,080,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,500,000	5,500,000
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts) Series 2008 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	3,150,000	3,150,000
King George Cnty IDA
Solid Waste Disposal Facility RB (Garnet) Series 1996 (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	3,700,000	3,700,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	3,725,000	3,725,000
Metropolitan Washington Airports Auth
Airport System Refunding RB Series 2010C1 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.78%		01/05/18	22,445,000	22,445,000
Airport System Refunding RB Series 2011A2 (LOC: ROYAL BANK OF CANADA)	b	1.76%		01/05/18	7,825,000	7,825,000
Airport System Refunding RB Series 2011A3 (LOC: ROYAL BANK OF CANADA)	b	1.76%		01/05/18	18,605,000	18,605,000
Airport System Refunding RB Series 2012A (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	7,500,000	7,500,000
Airport System Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.77%		01/05/18	2,500,000	2,500,000
Airport System Refunding RB Series 2017A (LIQ: CREDIT SUISSE AG)	a,c	1.79%		01/05/18	5,700,000	5,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Suffolk
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	4,600,000	4,600,000
Sussex Cnty IDA
Solid Waste Disposal RB (Waste Management) Series 2002A (LOC: JPMORGAN CHASE BANK NA)	b	1.78%		01/05/18	10,000,000	10,000,000
Univ of Virginia
General Refunding RB Series 2017B (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	5,320,000	5,320,000
						115,950,000
Washington 3.6%
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	5,830,000	5,830,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	5,000,000	5,000,000
Sewer Refunding RB Series 2011B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	7,785,000	7,785,000
Sewer Refunding RB Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,790,000	13,790,000
King Cnty Housing Auth
RB (Auburn Court Apts) Series 1997 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	10,645,000	10,645,000
RB (Greenbridge Redevelopment-Salmon Creek Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	3,880,000	3,880,000
RB (Overlake Tod) Series 2000B (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	6,475,000	6,475,000
Port Bellingham IDA
IDRB (Hempler Foods) Series 2006 (LOC: BANK OF MONTREAL)	b	1.75%		01/05/18	6,125,000	6,125,000
Port of Seattle
1st Lien Refunding RB Series 2016B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.80%		01/05/18	3,600,000	3,600,000
RB (Crowley Marine Services) Series 2001 (LOC: DNB BANK ASA)	b	1.70%		01/05/18	8,700,000	8,700,000
Sub Lien Refunding RB Series 2008 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.62%		01/05/18	58,445,000	58,445,000
Seattle
Drainage and Wastewater System Refunding RB 2017 (LIQ: US BANK NA)	a,c	1.86%	01/03/18	03/29/18	12,855,000	12,855,000
Light & Power RB Series 2015A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	5,970,000	5,970,000
Light & Power Refunding RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Light & Power Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/29/18	10,300,000	10,300,000
LT GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	7,770,000	7,770,000
Snohomish Cnty Housing Auth
RB (Olympic View & Sound View Apts) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	4,945,000	4,945,000
Tacoma SD #10
ULT Refunding GO Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,100,000	5,100,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,685,000	8,685,000
GO Bonds Series 2009E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	30,500,000	30,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GO Bonds Series 2011B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
GO Bonds Series 2012C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,500,000	7,500,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,365,000	3,365,000
GO Bonds Series 2014D (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,700,000	4,700,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,c	1.74%		01/05/18	9,250,000	9,250,000
GO Refunding Bonds Series R-2013C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,500,000	7,500,000
Washington Economic Development Finance Auth
Solid Waste Disposal RB (Waste Management) Series 2000C (LOC: BANK OF AMERICA NA)	b	1.70%		01/05/18	22,000,000	22,000,000
Solid Waste Disposal RB (Waste Management) Series 2002D (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	20,000,000	20,000,000
Solid Waste Disposal RB (Waste Management) Series 2002E (LOC: JPMORGAN CHASE BANK NA)	b	1.73%		01/05/18	20,000,000	20,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	8,110,000	8,110,000
RB (Providence Health & Services) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	10,180,000	10,180,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	12,675,000	12,675,000
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,665,000	5,665,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	8,675,000	8,675,000
RB (Seattle Children’s Hospital) Series 2010A (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	8,155,000	8,155,000
RB (Seattle Children’s Hospital) Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	6,545,000	6,545,000
Refunding RB (Seattle Children’s Hospital) Series 2015A&B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	16,875,000	16,875,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,860,000	13,860,000
Washington State Housing Finance Commission
M/F Housing RB (Ballinger Court Sr Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	4,640,000	4,640,000
M/F Housing RB (Brittany Park Phase II) Series 1998A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	3,480,000	3,480,000
M/F Housing RB (Brittany Park) Series 1996A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	8,930,000	8,930,000
M/F Housing RB (Clark Island) Series 2007 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	5,560,000	5,560,000
M/F Housing RB (Eagle’s Landing Apts) Series 2006A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,365,000	6,365,000
M/F Housing RB (Forest Creek Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	13,680,000	13,680,000
M/F Housing RB (Heatherwood Apts) Series 2002A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	14,525,000	14,525,000
M/F Housing RB (Highlander Apts) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	7,000,000	7,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
M/F Housing RB (Kitts Corner Apts) Series 2014 (LOC: FEDERAL HOME LOAN BANKS)	b	1.43%		01/05/18	2,650,000	2,650,000
M/F Housing RB (Lakewood Meadows Apts) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	6,280,000	6,280,000
M/F Housing RB (Parkview Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.78%		01/05/18	3,060,000	3,060,000
M/F Housing RB (Rainier Court Apts) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	12,750,000	12,750,000
M/F Housing RB (Redmond Ridge Apts) Series 2017 (LOC: FEDERAL HOME LOAN BANKS)	b	1.43%		01/05/18	6,000,000	6,000,000
M/F Housing RB (Seasons Apts) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.75%		01/05/18	22,640,000	22,640,000
M/F Housing RB (Vintage at Burien Sr Living) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,570,000	6,570,000
M/F Housing RB (Vintage at Chehalis Sr Living) Series 2006 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	8,190,000	8,190,000
M/F Housing RB (Willow Tree Grove Apts) Series 2011 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	11,845,000	11,845,000
M/F Housing RB (Woodrose Apts) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.65%		01/05/18	6,750,000	6,750,000
M/F Mortgage RB (Wandering Creek) Series 1995 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.42%		01/05/18	5,300,000	5,300,000
M/F RB (Park Vista Retirement) Series 2005A (LOC: FEDERAL HOME LOAN BANKS)	b	1.70%		01/05/18	12,200,000	12,200,000
						578,870,000
West Virginia 0.8%
Cabell Cnty
University Facilities RB (Provident Group) Series 2010A (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	70,665,000	70,665,000
Putnam Cnty Commission
Solid Waste Disposal RB (Toyota Motor Manufacturing) Series 1998A	b	1.71%		01/05/18	38,000,000	38,000,000
West Virginia Economic Development Auth
RB (Collins Hardwood) Series 2005 (LOC: COBANK ACB)	b	1.82%		01/05/18	4,000,000	4,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	b	1.82%		01/05/18	19,350,000	19,350,000
						132,015,000
Wisconsin 0.9%
Oconomowoc Community Development Auth
M/F Housing RB Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.78%		01/05/18	4,430,000	4,430,000
Red Cedar
IDRB (Fairmount Minerals) Series 2007 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	10,000,000	10,000,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,865,000	6,865,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Children’s Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	6,620,000	6,620,000
RB (Children’s Hospital of Wisconsin) Series 2017 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	5,125,000	5,125,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.76%		01/05/18	15,785,000	15,785,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	14,200,000	14,200,000
RB (Froedtert Health) Series 2012A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	5,275,000	5,275,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.77%		01/05/18	10,300,000	10,300,000
Wisconsin Housing & Economic Development Auth
Home Ownership RB Series 2003B (LIQ: FEDERAL HOME LOAN BANKS)	b	1.70%		01/05/18	15,540,000	15,540,000
Home Ownership RB Series 2007E (LIQ: FEDERAL HOME LOAN BANKS)	b	1.73%		01/05/18	19,730,000	19,730,000
Home Ownership RB Series 2016C (LIQ: ROYAL BANK OF CANADA)	b	1.71%		01/05/18	1,750,000	1,750,000
Housing RB Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	b	1.72%		01/05/18	4,865,000	4,865,000
Housing RB Series 2008G (LIQ: JPMORGAN CHASE BANK NA)	b	1.72%		01/05/18	9,740,000	9,740,000
M/F Housing Bonds Series 2007A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.76%		01/05/18	6,735,000	6,735,000
M/F Housing Bonds Series 2007C (LIQ: FEDERAL HOME LOAN BANKS)	b	1.76%		01/05/18	5,860,000	5,860,000
M/F Housing Bonds Series 2008A (LIQ: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	4,110,000	4,110,000
						149,930,000
Wyoming 0.5%
Green River
RB (Rhone-Poulenc) Series 1994 (LOC: BANK OF AMERICA NA)	b	1.82%		01/05/18	11,400,000	11,400,000
Lincoln Cnty
Pollution Control Refunding RB (ExxonMobil) Series 2014	b	1.80%		01/02/18	1,450,000	1,450,000
Sublette Cnty
Refunding RB (ExxonMobil) Series 2014	b	1.80%		01/02/18	1,620,000	1,620,000
Sweetwater Cnty
RB (Simplot Phosphates) Series 2007 (LOC: COOPERATIEVE RABOBANK UA)	b	1.85%		01/05/18	32,700,000	32,700,000
Wyoming Community Development Auth
Housing RB 2007 Series 11 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.77%		01/05/18	6,000,000	6,000,000
Housing RB 2007 Series 6 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.77%		01/05/18	6,615,000	6,615,000
Housing RB 2007 Series 8 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.77%		01/05/18	11,885,000	11,885,000
Housing RB Series 2017-6 (LIQ: FEDERAL HOME LOAN BANKS)	b	1.71%		01/05/18	6,000,000	6,000,000
						77,670,000
Other Investments 1.8%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,b	1.81%		01/05/18	48,700,000	48,700,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Nuveen Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 2 (LOC: BARCLAYS BANK PLC)	a,b	1.86%		01/05/18	130,100,000	130,100,000
Variable Rate Demand Preferred Shares Series 3 (LOC: BARCLAYS BANK PLC)	a,b	1.86%		01/05/18	7,000,000	7,000,000
Western Asset Intermediate Municipal Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	24,200,000	24,200,000
Western Asset Managed Municipals Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	71,000,000	71,000,000
Western Asset Municipal Partners Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.86%		01/05/18	12,600,000	12,600,000
						293,600,000
Total Variable-Rate Municipal Securities
(Cost $13,931,178,409)						13,931,178,409
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,711,812,528 or 29.6% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CCD —	Community college district
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
IRB —	Industrial revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
S/F —	Single-family
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
USD —	Unified school district
VRDN —	Variable rate demand note

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$16,104,855,241
Cash		1,174,072
Receivables:
Investments sold		1,701,517
Fund shares sold		84,275,693
Interest		31,600,988
Prepaid expenses	+	344,764
Total assets		16,223,952,275
Liabilities
Payables:
Investments bought		280,187,642
Investment adviser and administrator fees		2,369,340
Shareholder service fees		334,024
Fund shares redeemed		21,690,610
Distributions to shareholders		1,598,288
Accrued expenses	+	279,686
Total liabilities		306,459,590
Net Assets
Total assets		16,223,952,275
Total liabilities	–	306,459,590
Net assets		$15,917,492,685
Net Assets by Source
Capital received from investors		15,918,119,622
Net realized capital losses		(626,937)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$9,263,102,151		9,261,107,191		$1.00
Investor Shares	$821,996,664		821,853,076		$1.00
Ultra Shares	$5,832,393,870		5,831,281,381		$1.00

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Schwab Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$124,652,159
Expenses
Investment adviser and administrator fees		43,596,419
Shareholder service fees:
Sweep Shares		29,870,900
Investor Shares		1,185,736
Select Shares[1]		1,154,843
Ultra Shares		4,781,484
Registration fees		543,789
Portfolio accounting fees		347,994
Custodian fees		205,597
Transfer agent fees		116,833
Professional fees		116,593
Shareholder reports		100,421
Independent trustees’ fees		70,357
Interest expense		3,560
Other expenses	+	175,982
Total expenses		82,270,508
Expense reduction by CSIM and its affiliates	–	19,912,297
Net expenses	–	62,358,211
Net investment income		62,293,948
Realized Gains (Losses)
Net realized gains on investments		338,006
Increase in net assets resulting from operations		$62,631,954
[1]	Effective November 17, 2017, all outstanding Select Shares merged with Ultra Shares (see financial note 1).

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Schwab Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$62,293,948	$10,444,892
Net realized gains (losses)	+	338,006	(964,943)
Increase in net assets from operations		62,631,954	9,479,949
Distributions to Shareholders1
Distributions from net investment income
Sweep Shares		(32,034,328)	(5,856,656)
Investor Shares		(2,934,293)	(616,764)
Select Shares		(3,580,236)	(710,659)
Ultra Shares	+	(23,745,091)	(3,260,813)
Total distributions from net investment income		(62,293,948)	(10,444,892)
Transactions in Fund Shares*,1
Shares Sold
Sweep Shares		24,843,768,226	26,481,443,822
Investor Shares		664,347,149	279,039,269
Select Shares		950,354,073	458,238,791
Ultra Shares	+	7,388,427,132	2,089,760,749
Total shares sold		33,846,896,580	29,308,482,631
Shares Reinvested
Sweep Shares		32,006,939	5,787,350
Investor Shares		2,328,183	536,138
Select Shares		2,763,195	592,984
Ultra Shares	+	18,397,973	2,699,269
Total shares reinvested		55,496,290	9,615,741
Shares Redeemed
Sweep Shares		(25,353,120,127)	(28,250,483,602)
Investor Shares		(363,981,445)	(308,224,211)
Select Shares		(1,469,283,822)	(253,140,871)
Ultra Shares	+	(3,594,714,417)	(896,294,519)
Total shares redeemed		(30,781,099,811)	(29,708,143,203)
Net transactions in fund shares		3,121,293,059	(390,044,831)
Net Assets
Beginning of period		12,795,861,620	13,186,871,394
Total increase or decrease	+	3,121,631,065	(391,009,774)
End of period		$15,917,492,685	$12,795,861,620
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective November 17, 2017, all outstanding Select Shares valued at $866,342,800 merged with Ultra Shares (see financial note 1).

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Schwab AMT Tax-Free Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.29%	0.04%	0.02%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [3]	0.40% [4]	0.08% [4]	0.09% [4]	0.15% [4]
Gross operating expenses	0.67%	0.70%	0.70%	0.70%	0.70%
Net investment income (loss)	0.28%	0.04%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$2,301	$2,905	$3,731	$3,690	$3,528

Investor Shares	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.48%	0.12%	0.02%	0.02%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [3]	0.34% [4]	0.08% [4]	0.09% [4]	0.15% [4]
Gross operating expenses	0.55%	0.57%	0.57%	0.57%	0.57%
Net investment income (loss)	0.48%	0.13%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$632	$519	$403	$468	$539
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 5).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5).
5
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 20.3% of net assets
Alabama 0.5%
Huntsville Healthcare Auth
CP		0.99%		01/16/18	5,000,000	5,000,000
CP		1.05%		02/01/18	10,000,000	10,000,000
						15,000,000
Arizona 0.1%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008A		5.00%		01/01/18	175,000	175,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009B		4.00%		01/01/18	4,060,000	4,060,000
						4,235,000
California 1.4%
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2006E		1.27%		05/01/18	4,220,000	4,220,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2004E		1.27%		05/02/18	5,000,000	5,000,000
RB (Kaiser Permanente) Series 2004I		0.98%		01/16/18	19,135,000	19,135,000
RB (Kaiser Permanente) Series 2004I		1.27%		05/03/18	9,000,000	9,000,000
RB (Kaiser Permanente) Series 2004K		0.98%		01/10/18	5,000,000	5,000,000
						42,355,000
Colorado 0.2%
Colorado Springs
Utilities System CP Notes Series A (LOC: BANK OF AMERICA NA)		1.10%		01/11/18	5,000,000	5,000,000
Delaware 0.3%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2010C		1.12%		01/09/18	10,000,000	10,000,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
District of Columbia 0.7%
District of Columbia Water & Sewer Auth
Extendible CP Series A		1.01%	01/08/18	08/03/18	20,000,000	20,000,000
Florida 0.6%
Florida State Board of Education
Capital Outlay Refunding Bonds Series 2008C		5.00%		01/01/18	5,000,000	5,000,000
Sunshine State Governmental Financing Commission
CP Series H (LIQ: JPMORGAN CHASE BANK NA)		1.12%		03/12/18	13,000,000	13,000,000
						18,000,000
Georgia 0.2%
Atlanta Airport
2nd Lien Passenger Facility Charge & 3rd Lien CP Series D (LOC: BANK OF AMERICA NA)		1.13%		02/01/18	2,970,000	2,970,000
2nd Lien Passenger Facility Charge & 3rd Lien CP Series E (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.13%		02/01/18	1,485,000	1,485,000
						4,455,000
Idaho 0.2%
Idaho Health Facilities Auth
Hospital RB (Trinity Health) Series 2013ID		1.10%		03/01/18	5,335,000	5,335,000
Illinois 0.5%
Chicago
OHare Airport CP Notes Series 2009A (LOC: BANK OF AMERICA NA)		1.23%		03/14/18	3,608,000	3,608,000
OHare Airport CP Notes Series 2009C1 & C2 (LOC: BARCLAYS BANK PLC)		1.23%		03/14/18	5,500,000	5,500,000
Illinois Finance Auth
Pooled Program CP (LOC: NORTHERN TRUST COMPANY (THE))		1.39%		08/29/18	6,660,000	6,660,000
						15,768,000
Maryland 0.2%
Montgomery Cnty
RB (Trinity Health) Series 2013MD		1.14%		03/01/18	5,475,000	5,475,000
Massachusetts 1.0%
Massachusetts
GO Bonds Series 2009A		4.00%		03/01/18	100,000	100,447
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2011K-5		5.00%		01/18/18	3,170,000	3,175,616
Massachusetts Health & Educational Facilities Auth
RB (Partners HealthCare) Series 2008H1		0.97%		01/09/18	7,300,000	7,300,000
Massachusetts School Building Auth
CP Series A (LOC: BANK OF AMERICA NA)		0.98%		01/08/18	19,375,000	19,375,000
						29,951,063
Michigan 0.3%
Michigan Hospital Finance Auth
RB (Ascension Health) Series 1999B-3		0.95%		02/01/18	2,085,000	2,084,147
Refunding RB (Ascension Health) Series 2010F-3		1.40%		06/29/18	325,000	324,761

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Michigan
CP Notes Series K-1		1.00%		01/03/18	6,600,000	6,600,000
						9,008,908
New Jersey 0.4%
Jersey City
BAN 2017A		2.25%		01/19/18	2,966,000	2,967,766
Livingston Township
BAN 2017		2.25%		02/08/18	5,100,000	5,106,410
Readington Township
BAN Series 2017B		2.25%		02/01/18	2,778,000	2,780,588
						10,854,764
New York 2.7%
Bayport Blue Point UFSD
TAN 2017-2018		2.00%		06/27/18	8,100,000	8,124,558
Bedford CSD
Building Improvements BAN 2017		2.50%		07/13/18	3,000,000	3,021,669
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	6,270,000	6,309,012
Clarence CSD
BAN 2017A		2.50%		06/28/18	2,000,000	2,013,355
Eastport South Manor CSD
TAN 2017-2018		2.25%		06/22/18	3,800,000	3,820,621
Hampton Bays UFSD
TAN 2017		2.25%		06/20/18	9,300,000	9,350,556
Liverpool CSD
BAN		2.25%		06/28/18	6,140,000	6,174,494
Middletown City SD
BAN 2017		2.50%		06/21/18	3,990,000	4,016,148
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	2,000,000	2,002,073
Port Auth of New York & New Jersey
CP Series B		1.01%		02/21/18	16,560,000	16,560,000
Ravena-Coeymans-Selkirk CSD
BAN 2017		2.50%		08/17/18	2,000,000	2,017,291
Three Village CSD
TAN 2017-2018		2.00%		06/27/18	6,000,000	6,018,611
West Islip UFSD
BAN 2017		2.15%		07/25/18	3,000,000	3,017,658
West Seneca
BAN 2017B		2.25%		07/26/18	7,000,000	7,045,709
						79,491,755
Ohio 1.8%
Franklin Cnty
RB (Trinity Health) Series 2013OH		1.10%		03/01/18	2,500,000	2,500,000
Ohio
Hospital RB (Cleveland Clinic) Series 2009B		4.00%		01/01/18	350,000	350,000

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic) Series 2008B5		1.00%		01/18/18	23,650,000	23,650,000
Hospital RB (Cleveland Clinic) Series 2008B5		1.05%		03/01/18	20,000,000	20,000,000
Port of Greater Cincinnati Development Auth
Special Obligation Development RB (Springdale) Series 2006 (LOC: US BANK NA)		1.35%		02/01/18	6,860,000	6,860,000
						53,360,000
Pennsylvania 0.3%
Monroeville Finance Auth
RB (Univ of Pittsburgh Medical Center) Series 2012		4.00%		02/15/18	250,000	250,822
Pennsylvania Infrastructure Investment Auth
GO CP Series 2016A (LIQ: JPMORGAN CHASE BANK NA)		1.05%		01/22/18	7,500,000	7,500,000
Philadelphia
TRAN 2017-2018A		2.00%		06/29/18	2,000,000	2,006,619
						9,757,441
Tennessee 0.1%
Metro Government of Nashville & Davidson Cnty
GO CP Series B-2 (LIQ: MUFG UNION BANK NA)		1.14%		03/01/18	3,000,000	3,000,000
Texas 5.7%
Aransas Cnty ISD
ULT Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/18	125,000	125,100
Brazosport ISD
ULT GO Refunding Bonds Series 2012A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		2.00%		02/15/18	100,000	100,089
Carroll ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	1,000,000	1,004,738
Dallas
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.08%		01/03/18	4,100,000	4,100,000
Waterworks & Sewer System CP Series D1 (LIQ: STATE STREET BANK AND TRUST COMPANY)		1.11%		01/03/18	15,200,000	15,200,000
Harris Cnty Cultural Education Facilities Finance Corp
Refunding RB (Methodist Hospital) Series 2009C1		0.97%		01/23/18	20,000,000	20,000,000
Refunding RB (Methodist Hospital) Series 2009C2		1.07%		02/15/18	12,900,000	12,900,000
Houston ISD
LT GO Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	3,000,000	3,013,453
Humble ISD
ULT Refunding Bonds Series 2008B (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/18	375,000	376,247
Katy ISD
ULT GO Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	1,000,000	1,004,738
Lake Travis ISD
ULT Refunding Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		1.50%		02/15/18	1,865,000	1,865,465

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
North Texas Tollway Auth
Refunding RB Series 2008A (ESCROW)		5.75%		01/01/18	5,985,000	5,985,000
System 2nd Tier Refunding RB Series 2008F (ESCROW)		5.75%		01/01/18	21,375,000	21,375,000
System Refunding RB Series 2008A (ESCROW)		5.75%		01/01/18	5,160,000	5,160,000
Northwest ISD
ULT GO Bonds Series 2010 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.50%		02/15/18	145,000	145,583
Richardson ISD
ULT GO Refunding Bonds Series 2013 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		4.00%		02/15/18	225,000	225,685
San Antonio
GO Refunding Bonds Series 2010		5.00%		02/01/18	500,000	501,576
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.15%		03/08/18	5,000,000	5,000,000
Water System CP Series A (LIQ: BANK OF TOKYO-MITSUBISHI UFJ LTD)		1.16%		03/13/18	15,000,000	15,000,000
San Antonio ISD
ULT GO Refunding Bonds Series 2015 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		5.00%		02/15/18	2,000,000	2,009,073
Schertz-Cibolo-Universal City ISD
ULT Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG)		3.00%		02/01/18	2,060,000	2,063,233
Texas Public Finance Auth
GO CP Series 2008		0.97%		01/03/18	3,000,000	2,999,963
Univ of Texas
CP Notes Series A		0.91%		01/04/18	21,000,000	20,999,016
CP Notes Series A		0.94%		02/05/18	24,625,000	24,614,061
						165,768,020
Utah 1.2%
Intermountain Power Agency
CP Series B (LIQ: BANK OF AMERICA NA)		1.02%		01/08/18	14,000,000	14,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		0.97%		01/09/18	10,000,000	10,000,000
CP Series B (LIQ: BANK OF AMERICA NA)		1.02%		02/13/18	10,320,000	10,320,000
						34,320,000
Virginia 0.3%
Metropolitan Washington Airports Auth
2nd Sr Lien CP (Dulles Toll Road) Series 1 (LOC: JPMORGAN CHASE BANK NA)		1.09%		01/23/18	9,700,000	9,700,000
Washington 0.1%
King Cnty
LT GO Refunding Bonds Series 2012C		5.00%		01/01/18	1,000,000	1,000,000
Washington
COP Series 2017A		5.00%		07/01/18	175,000	178,295
GO Bonds Series 2017D		5.00%		02/01/18	625,000	626,930
GO Refunding Bonds Series R2011A		5.00%		01/01/18	2,000,000	2,000,000
						3,805,225

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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Wisconsin 1.5%
Wisconsin Health & Educational Facilities Auth
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		0.95%		02/05/18	7,400,000	7,400,000
RB (Aurora Health Care) Series 2008A (LOC: JPMORGAN CHASE BANK NA)		1.06%		05/03/18	17,000,000	17,000,000
RB (Aurora Health Care) Series 2010C (LOC: BANK OF AMERICA NA)		1.25%		06/04/18	18,000,000	18,000,000
						42,400,000
Total Fixed-Rate Municipal Securities
(Cost $597,040,176)						597,040,176

Variable-Rate Municipal Securities 82.9% of net assets
Alabama 3.4%
Alabama Special Care Facility Financing Auth
RB (Ascension Health) Series 2016B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,540,000	4,540,000
Birmingham Water Works Board
Sr Water Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	5,975,000	5,975,000
Water RB Series 2011 (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	2,900,000	2,900,000
Water RB Series 2013B (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	10,310,000	10,310,000
Mobile Cnty IDA
Gulf Opportunity Zone RB (SSAB Alabama) Series 2010B (LOC: SWEDBANK AB)	b	1.85%		01/05/18	10,000,000	10,000,000
Gulf Opportunity Zone RB (SSAB Alabama) Series 2011 (LOC: NORDEA BANK AB)	b	1.85%		01/05/18	40,000,000	40,000,000
Recovery Zone Facility RB (SSAB Alabama) Series 2010A (LOC: SWEDBANK AB)	b	1.85%		01/05/18	15,960,000	15,960,000
Troy Health Care Auth
Lease RB (Southeast AL Rural Health Assoc) Series 2003 (LOC: FEDERAL HOME LOAN BANKS)	b	1.75%		01/05/18	1,625,000	1,625,000
Tuscaloosa Cnty Port Auth
RB (Midtown Village) Series 2006 (LOC: PNC BANK NATIONAL ASSOCIATION)	b	1.78%		01/05/18	7,000,000	7,000,000
						98,310,000
Arizona 1.0%
Arizona Health Facilities Auth
RB (Banner Health) Series 2008AD & 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	9,770,000	9,770,000
Maricopa Cnty IDA
RB (Banner Health) Series 2016A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	11,120,000	11,120,000
Salt River Project Agricultural Improvement & Power District
Electric System RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,120,000	3,120,000
Electric System Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.73%		01/05/18	4,995,000	4,995,000
						29,005,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
California 2.2%
California
GO Bonds (LIQ: DEUTSCHE BANK AG)	a,c	1.76%		01/05/18	2,200,000	2,200,000
California Health Facilities Financing Auth
RB (Kaiser Permanente) Series 2017A-2 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	4,500,000	4,500,000
Refunding RB (Stanford Hospital) Series 2010B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
California Infrastructure & Economic Development Bank
RB (Casa Loma College) Series 2009 (LOC: COMERICA BANK)	b	1.78%		01/05/18	3,215,000	3,215,000
California Pollution Control Financing Auth
RB (Hilmar Cheese) Series 2010 (LOC: COBANK ACB)	b	1.85%		01/05/18	5,285,000	5,285,000
California Statewide Communities Development Auth
Gas Supply RB Series 2010B (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	03/01/18	24,525,000	24,525,000
RB (Kaiser Permanente) Series 2004L	b	1.72%		01/05/18	13,730,000	13,730,000
Los Angeles Dept of Water & Power
Water System RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,700,000	4,700,000
San Francisco
Refunding COP Series 2010A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,340,000	3,340,000
						63,495,000
Colorado 3.8%
Broomfield Urban Renewal Auth
Tax Increment RB Series 2005 (LOC: BNP PARIBAS SA)	b	1.80%		01/05/18	16,535,000	16,535,000
Colorado Health Facilities Auth
RB (Sisters of Charity of Leavenworth Health) Series 2010A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	5,670,000	5,670,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,600,000	5,600,000
RB (Sisters of Charity of Leavenworth Health) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	7,000,000	7,000,000
Denver
Wastewater Enterprise RB Series 2016 (LIQ: US BANK NA)	a,c	1.76%		01/02/18	9,895,000	9,895,000
Denver SD #1
GO Refunding Bonds Series 2005A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	12,240,000	12,240,000
Denver Water Board
Water RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	1,720,000	1,720,000
Lower Colorado River Auth
Transmission Contract Revolving RB (LCRA) Series D (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	2,570,000	2,570,000
Sheridan Redevelopment Agency
Tax Increment Refunding RB (South Santa Fe Drive) Series 2011A1 (LOC: JPMORGAN CHASE BANK NA)	b	1.77%		01/05/18	8,700,000	8,700,000
Univ of Colorado
Enterprise RB Series 2011A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	8,000,000	8,000,000
Enterprise RB Series 2013A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	9,000,000	9,000,000
Enterprise RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	11,225,000	11,225,000
Refunding RB Series 2017A-2 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	3,540,000	3,540,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Univ of Colorado Hospital Auth
Refunding RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	8,765,000	8,765,000
						110,460,000
Connecticut 0.1%
Connecticut Health & Educational Facilities Auth
RB (Trinity Health) Series 2016CT (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	3,750,000	3,750,000
Delaware 0.1%
Delaware Health Facilities Auth
RB (Christiana Care Health Services) Series 2008A	b	1.80%		01/02/18	2,600,000	2,600,000
District of Columbia 2.1%
District of Columbia
GO Bonds Series 2008E (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	3,305,000	3,305,000
GO Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	11,250,000	11,250,000
GO Bonds Series 2016D (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	6,660,000	6,660,000
GO Bonds Series 2016D (LIQ: US BANK NA)	a,c	1.74%		01/05/18	5,515,000	5,515,000
GO Refunding Bonds Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,665,000	4,665,000
GO Refunding Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	1,000,000	1,000,000
Income Tax Secured Refunding RB Series 2012B (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	6,200,000	6,200,000
District of Columbia Water & Sewer Auth
Public Utility RB Series 1998 (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	6,200,000	6,200,000
Public Utility Sr Lien RB Series 2017A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Public Utility Sub Lien RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,025,000	3,025,000
Public Utility Sub Lien Refunding RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	9,360,000	9,360,000
						60,930,000
Florida 2.7%
Clearwater
Water & Sewer Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	1,995,000	1,995,000
Florida
Public Education Capital Outlay Bonds Series 2016G (LIQ: US BANK NA)	a,c	1.76%		01/04/18	2,500,000	2,500,000
Florida Dept of Transportation
Turnpike Refunding RB Series 2016C (LIQ: US BANK NA)	a,c	1.76%		01/04/18	7,530,000	7,530,000
Florida Housing Finance Agency
M/F Housing RB (Woodlands Apts) Series 1985S (LOC: NORTHERN TRUST COMPANY (THE))	b	1.72%		01/05/18	10,250,000	10,250,000
Florida Housing Finance Corp
M/F Housing RB (Hudson Ridge Apts) Series 2008L (LOC: FEDERAL HOME LOAN BANKS)	b	1.75%		01/05/18	6,550,000	6,550,000
M/F Mortgage RB (Autumn Place Apts) Series 2008K1 (LOC: FEDERAL HOME LOAN BANKS)	b	1.75%		01/05/18	5,955,000	5,955,000
M/F Mortgage Refunding RB Bonds (Lighthouse Bay Apts) Series 2002N1 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	7,550,000	7,550,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
JEA
Electric System Sub RB Series 2013C (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	8,565,000	8,565,000
Orlando-Orange Cnty Expressway Auth
RB Series 2007A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	19,700,000	19,700,000
Palm Beach Cnty Solid Waste Auth
RB Series 2009 (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,550,000	4,550,000
Sarasota Cnty
RB (Planned Parenthood) Series 2007 (LOC: BMO HARRIS BANK NA)	b	1.85%		01/05/18	5,230,000	5,230,000
						80,375,000
Georgia 3.0%
Atlanta
Water & Wastewater Refunding RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	13,870,000	13,870,000
Macon Water Auth
Water & Sewer RB Series 2012	b	1.74%		01/05/18	6,000,000	6,000,000
Main St Natural Gas Inc
Gas Project RB Series 2010A1 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	04/02/18	46,440,000	46,440,000
Gas Project RB Series 2010A2 (LOC: ROYAL BANK OF CANADA) (SIFMA Municipal Swap Index + 0.10%)		1.81%	01/04/18	04/02/18	14,230,000	14,230,000
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB Series 2017C (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/15/18	4,000,000	4,000,000
Paulding Cnty Hospital Auth
Revenue Anticipation Certificate (WellStar Health) Series 2012B (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	2,150,000	2,150,000
						86,690,000
Hawaii 0.3%
Hawaii
GO Bonds Series 2016FG (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	3,900,000	3,900,000
Honolulu
GO Bonds Series 2016A (LIQ: US BANK NA)	a,c	1.74%		01/05/18	3,505,000	3,505,000
						7,405,000
Illinois 6.7%
Bartlett Special Service Area #1
ULT GO Bonds Series 2004 (LOC: FIFTH THIRD BANK (OHIO))	b	1.90%		01/05/18	5,550,000	5,550,000
Bloomington-Normal Airport Auth
GO Bonds Series 2012 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.95%		01/05/18	7,925,000	7,925,000
Bolingbrook
Tax Increment Jr Lien RB Series 2005 (LOC: SUMITOMO MITSUI BANKING CORPORATION)	b	1.85%		01/05/18	3,015,000	3,015,000
Illinois Finance Auth
RB (Advocate Health) Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	9,000,000	9,000,000
RB (Chicago Zoological Society-Brookfield Zoo) Series 1995 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.85%		01/05/18	4,420,000	4,420,000
RB (Kohl Children’s Museum) Series 2004 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.90%		01/05/18	1,475,000	1,475,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Lake Forest College) Series 2008 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.90%		01/05/18	3,500,000	3,500,000
RB (North Shore Country Day School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.85%		01/05/18	1,150,000	1,150,000
RB (Northwestern Memorial Hospital) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	11,205,000	11,205,000
RB (Northwestern Memorial Hospital) Series 2017A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	1,800,000	1,800,000
RB (Perspectives Charter School) Series 2003 (LOC: BMO HARRIS BANK NA)	b	1.81%		01/05/18	3,700,000	3,700,000
RB (Univ of Chicago Medical Center) Series 2011C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	8,625,000	8,625,000
RB (Univ of Chicago) Series 2008B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	8,875,000	8,875,000
RB (Univ of Chicago) Series 2013A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	940,000	940,000
RB (Univ of Chicago) Series 2015A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	12,400,000	12,400,000
Refunding RB (North Shore Univ Health) Series 2010 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
Student Housing RB (IIT State Street Corp) Series 2002A (LOC: BMO HARRIS BANK NA)	b	1.85%		01/05/18	9,930,000	9,930,000
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.87%		01/05/18	8,605,000	8,605,000
Illinois Regional Transportation Auth
GO Bonds Series 2000A (LIQ: BANK OF AMERICA NA)	a,c	1.79%		01/05/18	6,665,000	6,665,000
GO Bonds Series 2003A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.80%		01/05/18	8,000,000	8,000,000
GO Refunding Bonds Series 1999 (LIQ: CITIBANK NA)	a,c	1.76%		01/05/18	9,900,000	9,900,000
Illinois Toll Highway Auth
Sr RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,400,000	7,400,000
Sr RB Series 2014B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.73%		01/05/18	8,000,000	8,000,000
Sr RB Series 2014C (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	8,300,000	8,300,000
Sr RB Series 2014D (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	4,165,000	4,165,000
Sr RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.75%		01/05/18	10,000,000	10,000,000
Sr RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,280,000	2,280,000
Sr RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	3,100,000	3,100,000
Sr Refunding RB Series 2008A1B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	10,500,000	10,500,000
Metropolitan Water Reclamation District of Greater Chicago
ULT GO Bonds Series 2014A&B (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.78%		01/05/18	4,660,000	4,660,000
ULT GO Bonds Series 2014A&C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.81%		01/05/18	7,000,000	7,000,000
ULT GO Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	3,045,000	3,045,000
						197,130,000
Indiana 1.6%
Indiana Finance Auth
Economic Development RB (AC Grain) Series 2012 (LOC: COBANK ACB)	b	1.77%		01/05/18	28,500,000	28,500,000
Refunding & RB (Trinity Health) Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,500,000	7,500,000
Refunding RB (Trinity Health) Series 2009A & 2010B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,055,000	7,055,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Indiana Health & Educational Facility Financing Auth
Health System Refunding RB (Sisters of St. Francis Health) Series 2006E (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.86%		01/05/18	4,925,000	4,925,000
						47,980,000
Iowa 1.6%
Iowa
Special Obligation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	3,000,000	3,000,000
Iowa Finance Auth
Midwestern Disaster Area RB (Cargill) Series 2009B	b	1.74%		01/05/18	15,259,000	15,259,000
Midwestern Disaster Area RB (Cargill) Series 2011A	b	1.74%		01/05/18	2,600,000	2,600,000
Midwestern Disaster Area RB (Cargill) Series 2012A	b	1.74%		01/05/18	16,900,000	16,900,000
Midwestern Disaster Area RB (Farmers Cooperative) Series 2010 (LOC: COBANK ACB)	b	1.85%		01/05/18	10,000,000	10,000,000
						47,759,000
Kansas 1.6%
Burlington
Environmental Improvement Refunding RB (Kansas City Power & Light Co) Series 2007A (LOC: MIZUHO BANK LTD)	b	1.93%		01/05/18	14,400,000	14,400,000
Kansas Department of Transportation
Highway RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,800,000	4,800,000
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009C (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	9,000,000	9,000,000
Hospital Refunding RB (Adventist Health/Sunbelt) Series 2012A (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	9,065,000	9,065,000
M/F Housing Refunding RB (Chesapeake Apts) Series 2000M (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.74%		01/05/18	10,000,000	10,000,000
						47,265,000
Louisiana 1.8%
Ascension Parish IDB
RB (BASF SE) Series 2009	b	1.80%		01/05/18	15,000,000	15,000,000
Louisiana
GO Bonds Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	9,000,000	9,000,000
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Louise S. McGehee School) Series 2010 (LOC: FEDERAL HOME LOAN BANKS)	b	1.85%		01/05/18	4,900,000	4,900,000
Shreveport Home Mortgage Auth
M/F Housing Refunding RB (Summer Pointe) Series 2004 (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.76%		01/05/18	3,330,000	3,330,000
St. James Parish
RB (NuStar Logistics) Series 2010 (LOC: MIZUHO BANK LTD)	b	1.72%		01/05/18	14,000,000	14,000,000
St. Tammany Parish Development District
RB (BCS Development) Series 2008 (LOC: FEDERAL HOME LOAN BANKS)	b	1.85%		01/05/18	3,090,000	3,090,000
RB (Main St Holdings) Series 2006A (LOC: FEDERAL HOME LOAN BANKS)	b	1.85%		01/05/18	4,770,000	4,770,000
						54,090,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Maryland 0.9%
Baltimore Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	3,705,000	3,705,000
Howard Cnty
Recovery Zone Facility RB (Meadowridge) Series 2010 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	7,660,000	7,660,000
Maryland Health & Higher Educational Facilities Auth
Pooled Program RB Series 1994D (LOC: BANK OF AMERICA NA)	b	1.74%		01/05/18	1,615,000	1,615,000
Maryland Transportation Auth
Transportation Facilities Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	6,585,000	6,585,000
Montgomery Cnty
RB (Trinity Health) Series 2016MD (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	3,750,000	3,750,000
Univ System of Maryland
Auxiliary Facility & Tuition RB Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/15/18	1,695,000	1,695,000
						25,010,000
Massachusetts 1.7%
Massachusetts
GO Bonds Series 2007A (LIQ: SOCIETE GENERALE SA)	a,c	1.74%		01/05/18	3,650,000	3,650,000
GO Bonds Series 2016G (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	7,515,000	7,515,000
GO Bonds Series 2016I (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.75%		01/05/18	3,335,000	3,335,000
GO Refunding Bonds Series 2004A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
Massachusetts Development Finance Agency
RB (Partners Healthcare) Series 2014M5 (SIFMA Municipal Swap Index + 0.55%)		2.26%	01/04/18	01/30/18	1,320,000	1,320,000
RB (Partners HealthCare) Series 2016Q (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	875,000	875,000
Massachusetts HFA
Housing Bonds Series 2016I (LIQ: BARCLAYS BANK PLC)	a,c	1.75%		01/05/18	5,000,000	5,000,000
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,300,000	2,300,000
Sr Dedicated Sales Tax Refunding Bonds Series 2015C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,240,000	2,240,000
Sr Dedicated Sales Tax Refunding Bonds Series 2016C (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,410,000	5,410,000
Massachusetts Water Resources Auth
General Refunding RB Series 2007B (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Univ of Massachusetts Building Auth
RB Sr Series 2013-1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	5,840,000	5,840,000
RB Sr Series 2014-1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	1,300,000	1,300,000
Refunding RB Sr Series 2011-1 (LIQ: WELLS FARGO BANK NA)	b	1.74%		01/05/18	1,400,000	1,400,000
Refunding RB Sr Series 2013-3 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,050,000	4,050,000
						49,985,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Michigan 3.7%
Detroit
Sewer Disposal System 2nd Lien RB Series 2005A (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	5,775,000	5,775,000
Sewer Disposal System 2nd Lien RB Series 2006A&B (GTY: BERKSHIRE HATHAWAY ASSURANCE CORP) (LIQ: CITIBANK NA)	a,c	1.75%		01/05/18	18,150,000	18,150,000
Michigan Finance Auth
Hospital RB (CHE Trinity Health) Series 2013MI3 (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	26,245,000	26,245,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,210,000	4,210,000
Hospital Refunding RB (Trinity Health) Series 2016MI (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	1,665,000	1,665,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	5,110,000	5,110,000
Hospital Refunding RB (Trinity Health) Series 2017MI (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,750,000	3,750,000
Hospital Refunding RB (Trinity Health) Series A 2017-MI (LIQ: BANK OF AMERICA NA)	a,c	1.76%		01/05/18	5,875,000	5,875,000
RB (Univ of Detroit Mercy) Series 2011 (LOC: COMERICA BANK)	b	1.80%		01/05/18	2,945,000	2,945,000
Michigan Hospital Finance Auth
Refunding RB (Ascension Health) Series 2010F6 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,450,000	4,450,000
Michigan State Univ
General RB Series 2013A (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Michigan Strategic Fund
Limited Obligation RB (Kroger) Series 2010 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.77%		01/05/18	14,200,000	14,200,000
Univ of Michigan
General RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
General RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,185,000	6,185,000
						107,560,000
Minnesota 1.0%
Crystal
M/F Housing Refunding RB (Calibre Chase) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	1,910,000	1,910,000
East Grand Forks
Solid Waste Disposal Refunding RB (American Crystal Sugar) Series 2009 (LOC: COBANK ACB)	b	1.74%		01/05/18	8,325,000	8,325,000
St. Louis Park
M/F Housing Refunding RB (Knollwood Place Apts) Series 2005 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.79%		01/05/18	12,300,000	12,300,000
M/F Housing Refunding RB (Parkshore Sr Campus) Series 2004 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.79%		01/05/18	5,865,000	5,865,000
						28,400,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Mississippi 0.7%
Mississippi Business Finance Corp
IDRB (Chevron) Series 2007B	b	1.93%		01/02/18	600,000	600,000
IDRB (Chevron) Series 2010H	b	1.93%		01/02/18	945,000	945,000
IDRB (Chevron) Series 2011B	b	1.93%		01/02/18	9,100,000	9,100,000
Mississippi Development Bank
Special Obligation Bonds Series (Marshall Cnty IDA) 2012 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	10,000,000	10,000,000
						20,645,000
Missouri 1.2%
Metropolitan St Louis Sewer District
Wastewater System Refunding RB Series 2015B (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,670,000	2,670,000
Wastewater System Refunding RB Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	1,665,000	1,665,000
Missouri Health & Educational Facilities Auth
Health Facilities RB (BJC Health) Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	28,995,000	28,995,000
St. Charles Cnty IDA
IDRB (Patriot Machine) Series 2007 (LOC: FEDERAL HOME LOAN BANKS)	b	1.81%		01/05/18	2,365,000	2,365,000
						35,695,000
Nebraska 1.6%
Custer Cnty
Midwestern Disaster RB (The Andersons) Series 2011 (LOC: US BANK NA)	b	1.75%		01/05/18	21,000,000	21,000,000
Douglas Cnty SD #1
GO Bonds Series 2016 (LIQ: US BANK NA)	a,c	1.73%		01/05/18	17,920,000	17,920,000
Washington Cnty
IDRB (Cargill) Series 2010	b	1.74%		01/05/18	8,480,000	8,480,000
						47,400,000
Nevada 0.5%
Clark Cnty
LT GO Bonds Series 2008 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,695,000	3,695,000
Las Vegas Valley Water District
LT GO Water Refunding Bonds Series 2015 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	7,440,000	7,440,000
LT GO Water Refunding Bonds Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,165,000	2,165,000
Nevada
Highway Improvement RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/01/18	2,050,000	2,050,000
						15,350,000
New Jersey 1.6%
New Jersey
TRAN Series Fiscal 2018 (LOC: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	20,715,000	20,715,000
New Jersey Economic Development Auth
GO Lease RB (Rutgers Univ) Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,500,000	3,500,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2005B & 2006A & School Facilities Construction Refunding Bonds Series 2005K (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	14,055,000	14,055,000
Transportation System RB Series 2006A (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	10,000,000	10,000,000
						48,270,000
New York 11.5%
Columbia
Waterworks & Sewer Refunding RB Series 2016B (LIQ: US BANK NA)	a,c	1.74%		01/05/18	5,615,000	5,615,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,575,000	1,575,000
Transportation RB Series 2005E (LOC: BANK OF MONTREAL)	b	1.85%		01/02/18	3,100,000	3,100,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	4,000,000	4,000,000
GO Bonds Fiscal 2006 Series I-8 (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.75%		01/02/18	3,110,000	3,110,000
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.82%		01/02/18	1,825,000	1,825,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	8,250,000	8,250,000
GO Bonds Fiscal 2017 Series A7 (LOC: BANK OF THE WEST)	b	1.84%		01/02/18	1,435,000	1,435,000
New York City Housing Development Corp
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2015 Series CC (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	5,700,000	5,700,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	2,000,000	2,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	500,000	500,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series BB (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,750,000	3,750,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	1,240,000	1,240,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series BB1B (LIQ: STATE STREET BANK AND TRUST COMPANY)	b	1.85%		01/02/18	8,255,000	8,255,000
Water & Sewer System RB Fiscal 2001 Series F (LIQ: MIZUHO BANK LTD)	b	1.90%		01/02/18	1,800,000	1,800,000
Water & Sewer System RB Fiscal 2008 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,850,000	7,850,000
Water & Sewer System RB Fiscal 2012 Series AA (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	7,000,000	7,000,000
Water & Sewer System RB Fiscal 2015 Series BB2 (LIQ: MIZUHO BANK LTD)	b	1.78%		01/02/18	1,000,000	1,000,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Building Aid RB Fiscal 2018 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	4,130,000	4,130,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,800,000	5,800,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
Future Tax Secured Sub Bonds Fiscal 2016 Series E4 (LIQ: JPMORGAN CHASE BANK NA)	b	1.78%		01/02/18	5,530,000	5,530,000
Future Tax Secured Sub Bonds Fiscal 2017 Series B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,250,000	1,250,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Future Tax Secured Sub RB Fiscal 2015 Series B1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	9,920,000	9,920,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.76%		01/05/18	24,185,000	24,185,000
New York State Dormitory Auth
RB (Columbia Univ) Series 2017A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,880,000	3,880,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,000,000	6,000,000
State Personal Income Tax RB Series 2014C (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	12,990,000	12,990,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,110,000	2,110,000
State Personal Income Tax RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	750,000	750,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	1.73%		01/05/18	9,000,000	9,000,000
State Sales Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	9,000,000	9,000,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2012D (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	4,000,000	4,000,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	600,000	600,000
New York State HFA
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.73%		01/05/18	9,970,000	9,970,000
Housing RB (600 W 42nd Street) Series 2009A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.83%		01/05/18	23,500,000	23,500,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	4,335,000	4,335,000
New York State Thruway Auth
State Personal Income Tax RB Series 2012A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	7,000,000	7,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,000	5,000
State Personal Income Tax RB Series 2013A1 (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	7,615,000	7,615,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,465,000	4,465,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	9,000,000	9,000,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 1 (LOC: CITIBANK NA)	a,b	1.79%		01/05/18	19,000,000	19,000,000
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.79%		01/05/18	43,300,000	43,300,000
Ramapo Housing Auth
RB (Fountainview at College Road) Series 1998 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.81%		01/05/18	4,825,000	4,825,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,500,000	4,500,000
Triborough Bridge & Tunnel Auth
General RB Series 2016A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	1,000,000	1,000,000
Utility Debt Securitization Auth
Restructuring Bonds Series 2015 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,670,000	6,670,000
Restructuring Bonds Series 2015 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	3,000,000	3,000,000
						337,085,000
North Carolina 1.2%
Forsyth Cnty
GO Bonds Series 2017B (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,115,000	4,115,000
North Carolina
GO Bonds Series 2015A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,755,000	2,755,000
Limited Obligation Bonds Series 2011C (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Limited Obligation Refunding Bonds Series 2014C (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	3,600,000	3,600,000
North Carolina Capital Facilities Finance Agency
RB (Duke Univ) Series 2015B (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	1,600,000	1,600,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	3,000,000	3,000,000
RB (Duke Univ) Series 2015B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,585,500	5,585,500
RB (North Carolina Aquarium Society) Series 2004 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	1,520,000	1,520,000
Raleigh
Combined Enterprise System Refunding RB 2016A&B (LIQ: US BANK NA)	a,c	1.75%		01/02/18	8,000,000	8,000,000
						34,175,500
North Dakota 0.4%
Fargo
GO Refunding Bonds Series 2016C (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	12,230,000	12,230,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Ohio 1.7%
Franklin Cnty
Hospital Facilities RB (OhioHealth) Series 2015 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,000,000	2,000,000
Hospital Facilities Refunding RB (OhioHealth) Series 2009B (LIQ: BARCLAYS BANK PLC)	b	1.74%		01/05/18	28,365,000	28,365,000
Northeast Ohio Regional Sewer District
Wastewater RB Series 2013 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	4,375,000	4,375,000
Wastewater Refunding RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.74%		01/05/18	3,165,000	3,165,000
Ohio
Hospital RB (Cleveland Clinic) Series 2008A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Hospital RB Series 2009B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Ohio Higher Educational Facility Commission
Hospital RB (Cleveland Clinic Health System) Series 2013A-2 (SIFMA Municipal Swap Index + 0.47%)		2.18%		01/01/18	2,250,000	2,250,000
Hospital Refunding RB (Cleveland Clinic) Series 2017A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.74%		01/05/18	2,545,000	2,545,000
RB (Case Western Reserve Univ) Series 2006 (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	5,000,000	5,000,000
						49,700,000
Oklahoma 0.2%
Tulsa
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,990,000	4,990,000
Oregon 0.5%
Oregon
Business Development RB (Sage Hollow Ranch) Series 223 (LOC: COBANK ACB)	b	1.85%		01/05/18	3,000,000	3,000,000
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village) Series 2001A (LOC: MUFG UNION BANK NA)	b	1.78%		01/05/18	5,210,000	5,210,000
Portland
Water System 1st Lien Refunding RB Series 2016A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	03/08/18	3,500,000	3,500,000
Portland CCD
GO Bonds Series 2013 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,000,000	3,000,000
						14,710,000
Pennsylvania 1.9%
Adams Cnty IDA
RB (Gettysburg Fdn) Series 2006A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	10,190,000	10,190,000
Chambersburg Municipal Auth
RB (Wilson College) Series 2007 (LOC: BANK OF AMERICA NA)	b	1.73%		01/05/18	3,200,000	3,200,000
Erie Cnty Hospital Auth
RB (St. Vincent Health Center) Series 2010B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	4,980,000	4,980,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Geisinger Auth
Health System RB (Geisinger Health) Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,000,000	1,000,000
Health System RB (Geisinger Health) Series 2017A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,670,000	1,670,000
Lancaster Cnty Hospital Auth
Sr Living Facility RB (Quarryville Presbyterian Retirement Community) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.75%		01/05/18	4,220,000	4,220,000
Pennsylvania
GO Bonds 1st Series 2013 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
GO Bonds 1st Series 2014 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	800,000	800,000
Pennsylvania Economic Development Financing Auth
RB (Univ of Pittsburgh Medical Center) Series 2016 (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	3,610,000	3,610,000
South Central General Auth
RB (Lutheran Social Services) Series 2006 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.79%		01/05/18	2,065,000	2,065,000
Southcentral General Auth
RB (Hanover Lutheran Retirement Village) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	8,315,000	8,315,000
RB (Homewood at Hanover) Series 2003 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	3,855,000	3,855,000
Univ of Pittsburgh
Univ Capital Project Bonds Series 2005A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	6,665,000	6,665,000
Univ Capital Project Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,430,000	4,430,000
						57,000,000
South Carolina 0.2%
Berkeley Cnty SD
GO Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.86%	01/04/18	02/15/18	1,845,000	1,845,000
Charleston
Waterworks & Sewer System RB Series 2015 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
Charleston Educational Excellence Financing Corp
Installment Purchase Refunding RB Series 2013B (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	975,000	975,000
						5,820,000
Tennessee 1.2%
Clarksville Public Building Auth
Pooled Financing RB Series 1995 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	1,000,000	1,000,000
Memphis & Shelby Cnty Sports Auth
Refunding RB (Memphis Arena) Series 2007C&D (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	12,795,000	12,795,000
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1995 (LOC: BANK OF AMERICA NA)	a,b	1.75%		01/05/18	465,000	465,000
Pooled Financing RB (Tennessee Cnty Loan Pool) Series 1997 (LOC: BANK OF AMERICA NA)	b	1.75%		01/05/18	960,000	960,000
Rutherford Cnty
RB (Ascension Health) Series 2010C (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	2,000,000	2,000,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Shelby Cnty Health, Educational & Housing Facilities Board
RB (Methodist Healthcare) Series 2004B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.77%		01/05/18	3,895,000	3,895,000
Sullivan Cnty
GO Bonds Series 2017 (LIQ: US BANK NA)	a,c	1.76%		01/04/18	14,985,000	14,985,000
						36,100,000
Texas 9.2%
Austin
Sub Hotel Occupancy Tax Refunding RB Series 2008A (LOC: CITIBANK NA)	b	1.73%		01/05/18	1,125,000	1,125,000
Brazos Harbor IDC
Refunding RB (BASF Corp) Series 2001	b	1.80%		01/05/18	12,000,000	12,000,000
Conroe ISD
ULT GO & Refunding Bonds Series 2016A (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.68%		01/02/18	8,000,000	8,000,000
Cypress-Fairbanks ISD
ULT GO Refunding Bonds Series 2016 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: US BANK NA)	a,c	1.74%		01/05/18	11,035,000	11,035,000
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB Series 2007 (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	2,500,000	2,500,000
Grand Parkway Transportation Corp
Sub Tier Toll RB Series 2013B (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Sub Tier Toll RB Series 2013B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,270,000	5,270,000
Sub Tier Toll RB Series 2013B (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/05/18	12,000,000	12,000,000
Harris Cnty
Toll Road Sr Lien RB Series 2009A (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	6,850,000	6,850,000
Toll Road Sr Lien RB Series 2009A (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	9,190,000	9,190,000
Harris Cnty Health Facilities Development Corp
RB (Methodist Hospital) Series 2008A2	b	1.80%		01/02/18	13,650,000	13,650,000
Harris Cnty Metropolitan Transit Auth
Sales & Use Tax RB Series 2011A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	9,500,000	9,500,000
Houston
Water & Sewer System Jr Lien Refunding RB Series 2001B (ESCROW) (LIQ: BANK OF AMERICA NA)	a,c	1.76%		01/05/18	3,000,000	3,000,000
Lower Neches Valley Auth Industrial Development Corp
RB (ExxonMobil) Series 2010	b	1.80%		01/02/18	2,705,000	2,705,000
New Caney ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,800,000	3,800,000
North Central Texas Health Facilities Development Corp
RB (Children’s Medical Center of Dallas) Series 2009 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	10,000,000	10,000,000
North Texas Municipal Water District
Water System Refunding RB Series 2016 (LIQ: US BANK NA)	a,c	1.76%		01/02/18	6,965,000	6,965,000
Northwest ISD
ULT GO Bonds Series 2017 (GTY: TEXAS PERMANENT SCHOOL FUND PROG) (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,670,000	2,670,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Panhandle Regional Housing Financial Corp
M/F Housing RB (Jason Avenue Residential Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	4,055,000	4,055,000
Port Arthur Navigation District IDC
Exempt Facilities RB (Total USA) Series 2010A	b	1.78%		01/05/18	3,200,000	3,200,000
Exempt Facilities RB (Total USA) Series 2011	b	1.78%		01/05/18	30,000,000	30,000,000
Exempt Facilities RB (Total USA) Series 2012	b	1.78%		01/05/18	5,400,000	5,400,000
Exempt Facilities RB (Total USA) Series 2012A	b	1.78%		01/05/18	20,000,000	20,000,000
Exempt Facilities RB (Total USA) Series 2012B	b	1.78%		01/05/18	10,000,000	10,000,000
Port of Port Arthur Navigation District
Exempt Facilities RB (Total Petrochemicals USA) Series 2010	b	1.78%		01/05/18	8,100,000	8,100,000
San Antonio
Electric & Gas Systems RB Series 2013 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Electric & Gas Systems Refunding RB Series 2009A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	11,140,000	11,140,000
Water System Jr Lien Refunding & RB Series 2016C (LIQ: US BANK NA)	a,c	1.74%		01/05/18	2,160,000	2,160,000
San Antonio Public Facilities Corp
Improvement and Refunding Lease RB Series 2012 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.74%		01/05/18	13,970,000	13,970,000
Texas
GO Refunding Bonds Series 2009D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
Texas Dept of Housing & Community Affairs
M/F Housing RB (Costa Ibiza Apts) Series 2008 (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.75%		01/05/18	4,840,000	4,840,000
Texas Transportation Commission
GO Bonds Series 2016 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	2,635,000	2,635,000
Univ of Texas
Revenue Financing System Bonds Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,050,000	13,050,000
Revenue Financing System Bonds Series 2016F (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.76%		01/05/18	5,625,000	5,625,000
						269,435,000
Utah 2.9%
Murray
Hospital RB (IHC Health Services) Series 2003A	b	1.60%		01/05/18	45,000,000	45,000,000
Utah Cnty
Hospital RB (IHC Health Services) Series 2016B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	13,330,000	13,330,000
Utah Housing Corp
M/F Housing RB (Timbergate Apts) Series 2009A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.77%		01/05/18	15,625,000	15,625,000
Utah Transit Auth
Sales Tax RB Series 2008A (ESCROW) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	7,230,000	7,230,000
Sales Tax Refunding RB Series 2015A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,370,000	3,370,000
						84,555,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Virginia 0.8%
Fairfax Cnty IDA
Health Care RB (Inova Health) Series 2005C1 (LOC: NORTHERN TRUST COMPANY (THE))	b	1.75%		01/05/18	4,305,000	4,305,000
Health Care RB (Inova Health) Series 2012D (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,900,000	3,900,000
Hospital Refunding RB (Inova Health) Series 1993A (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	3,330,000	3,330,000
Fairfax Cnty Water Auth
Water Refunding RB Series 2017 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
Loudoun Cnty
GO Public Improvement Bonds Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	2,000,000	2,000,000
Univ of Virginia
General Refunding RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	6,750,000	6,750,000
						22,285,000
Washington 2.8%
Central Puget Sound Regional Transit Auth
Sales Tax & Motor Vehicle Excise Tax Bonds Series 2016S1 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,665,000	2,665,000
Sales Tax & Refunding RB Series 2015S1 (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,885,000	2,885,000
Highline SD #401
ULT GO Bonds Series 2017 (GTY: STATE OF WASHINGTON) (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	2,990,000	2,990,000
King Cnty
LT GO Bonds Series 2009 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	2,500,000	2,500,000
Sewer RB Series 2009 (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	4,000,000	4,000,000
Pierce Cnty Economic Development Corp
IDRB (Frederico Enterprises I) Series 2010 (LOC: HSBC BANK USA NA)	b	1.76%		01/05/18	3,380,000	3,380,000
Seattle
Light & Power Refunding RB Series 2011A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Water System Refunding RB Series 2017 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/25/18	4,000,000	4,000,000
Snohomish Cnty Public Utility District #1
Generation System RB Series 2015 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,670,000	6,670,000
Tacoma SD #10
ULT & GO Refunding Bonds Series 2015 (GTY: STATE OF WASHINGTON) (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	2,650,000	2,650,000
Washington
GO Bonds Series 2003C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	175,000	175,000
GO Bonds Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	1,600,000	1,600,000
GO Bonds Series 2015B (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	3,750,000	3,750,000
GO Bonds Series 2016A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,500,000	5,500,000
GO Bonds Series 2017D (LIQ: WELLS FARGO BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
Washington Health Care Facilities Auth
RB (Multicare Health System) Series 2009A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	5,000,000	5,000,000
RB (Providence Health & Services) Series 2014C&2014D (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	14,910,000	14,910,000

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
RB (Providence Health & Services) Series 2014D (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
RB (Providence Heath & Services) Series 2014C (LIQ: BANK OF AMERICA NA)	a,c	1.74%		01/05/18	8,665,000	8,665,000
Refunding RB (Seattle Children’s Hospital) Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
						83,340,000
West Virginia 1.4%
Jackson County Commission
IDRB (Armstrong World Industries) Series 2010 (LOC: BANK OF NOVA SCOTIA)	b	1.76%		01/05/18	35,000,000	35,000,000
West Virginia HFA
RB (Pallottine Health) Series 2006 (LOC: FIFTH THIRD BANK (OHIO))	b	1.82%		01/05/18	6,445,000	6,445,000
						41,445,000
Wisconsin 1.4%
Wisconsin
Appropriation Bonds Series 2009A (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	12,500,000	12,500,000
Wisconsin Health & Educational Facilities Auth
RB (Ascension Health) Series 2012D (LIQ: CITIBANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
RB (Ascension Sr Credit Group) Series 2016A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
RB (Children’s Hospital of WI) Series 2008B (LIQ: BARCLAYS BANK PLC)	a,c	1.76%		01/05/18	2,940,000	2,940,000
RB (Froedtert & Community Health) Series 2009C (ESCROW) (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,000,000	5,000,000
RB (Froedtert & Community Health) Series 2009C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,565,000	4,565,000
RB (Froedtert Health) Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
RB (Mequon Jewish Campus) Series 2003 (LOC: JPMORGAN CHASE BANK NA)	b	1.77%		01/05/18	3,020,000	3,020,000
						40,690,000
Other Investment 0.7%
Nuveen AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 4 (LOC: BARCLAYS BANK PLC)	a,b	1.81%		01/05/18	21,900,000	21,900,000
Total Variable-Rate Municipal Securities
(Cost $2,431,019,500)						2,431,019,500
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,514,110,500 or 51.6% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

BAN —	Bond anticipation note
CCD —	Community college district
COP —	Certificate of participation
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
GTY —	Guaranty agreement
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDB —	Industrial development bond
IDC —	Industrial development corporation
IDRB —	Industrial development revenue bond
ISD —	Independent school district
LIQ —	Liquidity agreement
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RAN —	Revenue anticipation note
RB —	Revenue bond
SD —	School district
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
TRAN —	Tax and revenue anticipation note
UFSD —	Union free school district
ULT —	Unlimited tax
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$3,028,059,676
Cash		74,859
Receivables:
Interest		7,910,992
Fund shares sold		3,060,423
Prepaid expenses	+	41,999
Total assets		3,039,147,949
Liabilities
Payables:
Investments bought		104,479,676
Investment adviser and administrator fees		820,397
Shareholder service fees		71,552
Fund shares redeemed		550,146
Distributions to shareholders		155,780
Accrued expenses	+	139,683
Total liabilities		106,217,234
Net Assets
Total assets		3,039,147,949
Total liabilities	–	106,217,234
Net assets		$2,932,930,715
Net Assets by Source
Capital received from investors		2,932,930,715

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$2,301,096,613		2,299,709,449		$1.00
Investor Shares	$631,834,102		631,476,346		$1.00

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab AMT Tax-Free Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$27,516,547
Expenses
Investment adviser and administrator fees		10,199,654
Shareholder service fees:
Sweep Shares		8,244,355
Investor Shares		1,164,519
Portfolio accounting fees		155,983
Registration fees		122,860
Custodian fees		49,042
Professional fees		39,306
Independent trustees’ fees		39,264
Transfer agent fees		26,989
Shareholder reports		24,107
Interest expense		1,500
Other expenses	+	47,888
Total expenses		20,115,467
Expense reduction by CSIM and its affiliates	–	2,463,738
Net expenses	–	17,651,729
Net investment income		9,864,818
Realized Gains (Losses)
Net realized gains on investments		421,925
Increase in net assets resulting from operations		$10,286,743

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
See financial notes

Schwab AMT Tax-Free Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$9,864,818	$1,843,634
Net realized gains (losses)	+	421,925	(344,493)
Increase in net assets from operations		10,286,743	1,499,141
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(7,095,016)	(1,334,936)
Investor Shares	+	(2,769,802)	(508,698)
Total distributions from net investment income		(9,864,818)	(1,843,634)
Distributions from net realized gains
Sweep Shares		(60,804)	—
Investor Shares	+	(16,630)	—
Total distributions from net realized gains		(77,434)	—
Total distributions		(9,942,252)	(1,843,634)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		6,351,485,954	8,355,433,228
Investor Shares	+	641,605,277	379,728,018
Total shares sold		6,993,091,231	8,735,161,246
Shares Reinvested
Sweep Shares		7,148,873	1,306,631
Investor Shares	+	2,123,066	405,483
Total shares reinvested		9,271,939	1,712,114
Shares Redeemed
Sweep Shares		(6,962,443,148)	(9,182,507,402)
Investor Shares	+	(531,393,195)	(263,906,141)
Total shares redeemed		(7,493,836,343)	(9,446,413,543)
Net transactions in fund shares		(491,473,173)	(709,540,183)
Net Assets
Beginning of period		3,424,059,397	4,133,944,073
Total decrease	+	(491,128,682)	(709,884,676)
End of period		$2,932,930,715	$3,424,059,397
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report
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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Municipal Money Fund offers three share classes: Sweep Shares, Investor Shares (formerly Value Advantage Shares) and Ultra Shares (formerly Premier Shares). Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Investor Shares (formerly Value Advantage Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective October 3, 2017, the Value Advantage Shares were renamed Investor Shares.
Effective October 3, 2017, the Premier Shares of the Schwab Municipal Money Fund were renamed Ultra Shares and effective November 17, 2017, the Select Shares were consolidated into the Ultra Shares of the fund.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, certain funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the funds’ Portfolio Holdings. The funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the funds identify securities as segregated in their records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the funds’ investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for each fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in each fund.
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
% of investments in securities with credit enhancements or liquidity enhancements	82%	79%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	-	12% (JPMorgan Chase Bank NA)
For additional information, please refer to the funds’ Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although each fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. A fund’s investments in securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for purchasers, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of a fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by a fund. Any decline in the value of the securities held by a fund could cause the fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its investment objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
State and Regional Risk. State and regional factors could affect a fund’s performance. To the extent that a fund invests in securities from a given state or geographic region, its share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that a fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of a fund’s income could be taxable. If certain types of investments a fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities or securities whose interest is subject to the federal alternative minimum tax (AMT) could generate taxable income. Also, some types of municipal securities produce income that is subject to the AMT.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fees paid to CSIM by the Schwab Municipal Money Fund and the Schwab AMT Tax-Free Money Fund were 0.32% and 0.33%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables the Sweep Shares of the funds to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the funds are also subject to an annual sweep administration fee up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the funds’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Ultra Shares*	n/a	n/a
Select Shares**	n/a	n/a
Prior to October 3, 2017, the annual shareholder servicing fee was as follows:
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Investor Shares	0.22%	n/a
Ultra Shares*	0.22%	n/a
Select Shares**	0.22%	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.
**	Select Shares were consolidated into Ultra Shares on November 17, 2017. Select Shares was only offered by Schwab Municipal Money Fund.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares	0.57%	0.57%
Investor Shares	0.35%	0.35%
Ultra Shares*	0.19%	n/a
Select Shares**	0.19%	n/a
Prior to October 3, 2017, the expense limitation was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Sweep Shares	0.62%	0.62%
Investor Shares	0.45%	0.45%
Ultra Shares*	0.24%	n/a
Select Shares**	0.35%	n/a
*	Ultra Shares is only offered by Schwab Municipal Money Fund.
**	Select Shares were consolidated into Ultra Shares on November 17, 2017. Select Shares was only offered by Schwab Municipal Money Fund.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Municipal Money Fund’s Investor Shares and Sweep Shares expenses and the Schwab AMT Tax-Free Fund’s Investor Shares and Sweep Shares expenses equal to 0.005% of each fund’s or share class’s average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the funds waived the following amounts in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount
Schwab Municipal Money Fund	$19,912,297	$19,912,297
Schwab AMT Tax-Free Money Fund	2,463,738	2,463,738
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. There were no voluntary waivers or reimbursements to the funds during the period ending December 31, 2017.
Interfund Transactions
The funds may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2017, each fund’s total aggregate security transactions with other Schwab funds as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Municipal Money Fund	$1,046,870,227	$—
Schwab AMT Tax-Free Money Fund	47,880,945	—

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the funds’ investments was as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Tax cost	$16,104,855,241	$3,028,059,676
As of December 31, 2017, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had capital loss carryforwards available to offset future net capital gains before the expiration dates as follows:
Expiration Date	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
No expiration	$626,937	$—
Total	$626,937	$—

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Financial Notes (continued)

8. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital losses utilized	$338,006	$344,493
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Current period distributions
Tax-exempt income	$62,293,948	$9,864,818
Ordinary income	—	—
Long-term capital gains	—	77,434
Prior period distributions
Tax-exempt income	$10,444,892	$1,843,634
Ordinary income	—	—
Long-term capital gains	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the funds made the following reclassifications:
	Schwab Municipal Money Fund	Schwab AMT Tax-Free Money Fund
Capital shares	$—	($2)
Net realized capital gains and losses	—	2
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Other Federal Tax Information (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the year ended December 31, 2017.
Percentage
Schwab Municipal Money Fund	100%
Schwab AMT Tax-Free Money Fund	100%
Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2017:
Schwab Municipal Money Fund	$—
Schwab AMT Tax-Free Money Fund	77,434

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
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When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and
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How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund  |  Annual Report

Notes

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
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Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

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[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR26568-15
00204809

Annual Report  |  December 31, 2017
Schwab New York Municipal Money Fund™

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the October changes were implemented, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab New York Municipal Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on municipal (muni) money market funds generally rose. Three short-term interest rate increases by the Federal Reserve (Fed) and the residual effects of last year’s Money Market Fund Reform implementation combined to place upward pressure on short-term yields, while longer-term yields remained relatively steady. Early in the reporting period, yields on tax-exempt securities remained competitive with taxable alternatives, attracting non-traditional buyers such as taxable money market funds. As the reporting period continued, the yield curve flattened, and these non-traditional buyers were replaced by longer-term tax-exempt buyers, such as short duration bond funds and separately managed accounts (SMAs).
During 2017, the Fed continued to take steps toward a more normalized monetary policy environment. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, resulting in a sharp increase in short-term yields. The remaining two interest rate hikes of the year were generally anticipated, and short-term yields rose more gradually as a result. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Toward the end of the reporting period, proposed changes to the U.S. tax code made their way through Congress. One measure initially included in the House of Representatives’ version prohibited the issuance of tax-exempt bonds by certain issuers common to the muni market such as hospitals, universities, and sports stadiums. This legislation would have forced these types of issuers out of the muni market, increasing the cost of financing and reducing the future issuance of tax-exempt debt. Though this provision was not included in the final legislation, the threat of this type of measure was enough to cause both issuer and investor concern before the final bill was passed. One change that did make it into the final legislation and will have an impact on the muni market was the elimination of the ability issuers had to refinance muni debt at a lower interest rate before their bonds are callable, also known as Advance Refundings. Beginning in early 2018, it is estimated that this prohibition will reduce the annual supply of muni issuance by 10% to 15%, placing downward pressure on yields. While this and other included provisions have affected muni money markets already, Charles Schwab Investment Management believes that the overall impact of the final legislation on the industry is likely to be minimal.
Over the reporting period, the Securities Industry and Financial Markets Association Municipal Swap Index (SIFMA Index), a key barometer of short-term municipal rates, ranged between approximately 0.62% and 1.71%. For most of 2017, the SIFMA Index was lower than the 1-Week London Interbank Offered Rate (LIBOR), a benchmark for short-term interest rates.
Index figures assume dividends and distributions were reinvested, and do not include trading and management costs, which would lower performance. Indices are unmanaged, do not incur management fees, costs or expenses, and you cannot invest in them directly.
Management views may have changed since the report date.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
State Investment Environment

New York State’s financial condition is strong due to rising revenues and significant reserves. However, reserves reflect the receipt of windfall legal settlements, not operating surpluses, as spending has kept up with revenue growth. The state is also faced with potentially large revenue losses from changes in federal funding levels and federal tax reform.
Strong economic growth and federal tax reform boosted New York State’s revenue picture through December 2017. The state’s total fiscal 2018 (ending March 31, 2018) spending is estimated to be $164.4 billion. The general fund spending is estimated to be $70.6 billion, up $5 billion from fiscal 2017. The growth in general fund spending is supported by a $3.8 billion increase in personal income tax receipts, and an almost $1 billion increase in sales and business tax receipts. The growth in personal income tax receipts was bolstered by about $1.9 billion in accelerated tax payments received in December 2017 but due in April 2018, in response to federal tax reform. The state has set aside the accelerated payments in a reserve which will offset the equal decline in personal income tax receipts in state fiscal year 2019.
The state expects to receive less than $1 billion in extraordinary legal settlements in fiscal 2018, the lowest amount in four years, and no settlements are included in the fiscal 2019 budget. Despite early promises of limiting use of the settlements to capital projects, in the last few years the state will have used almost $1.1 billion for operations and an additional $1.2 billion for other non-capital items. The use of settlements to support operations is an indication of the state’s difficulties in meeting its self-imposed 2% annual cap on spending growth. In order to meet the 2% growth cap, savings have been wrung out of most state agencies over the past eight years to offset significant growth in education and Medicaid spending. Education spending has increased 18% just since fiscal 2015 and Medicaid spending has increased 14%, both well above the 2% annual growth cap.
Revenue and spending estimates in the fiscal 2019 budget do not yet include the impact of the recently passed federal tax reform, and assume the continuation of historic levels of federal funding for children’s healthcare, Medicaid and payments under the Affordable Care Act. The Governor has proposed legislation authorizing the state budget director to propose spending cuts to the legislature if federal funding to the state is cut by $850 million or more. The cuts will take effect automatically after 90 days if the legislature fails to pass its own corrective spending plan.
The state estimates it will end fiscal 2018 (March 31, 2018) with a $9.2 billion general fund balance, of which $4.9 billion represents the remaining legal settlement windfall which is earmarked for capital purposes, $1.9 billion represents the accelerated personal income receipts, and the remaining $2.5 billion (4% of general fund spending) reflects the rainy day fund and reserves for debt and labor agreements.
While the State has taken responsibility for the growth in Medicaid costs, and has increased its funding for education over the last several years, it has also taken actions which have impacted local governments and school districts, all of whom receive some amount of state funding in support of operations. One of the most significant changes to local governments has come from legislation which capped local property tax growth to 2% per year absent voter approval of a higher tax rate. The cap was offset by an agreement on a funding formula for education as well as the state’s assumption of a significant portion of the growth of Medicaid costs. Local governments and school districts must manage significant growth in employee pension and healthcare costs which are expected to drive cuts in headcount and operations for the foreseeable future.
Many state and local agencies, such as the New York Power Authority and the New York City Municipal Water Finance Authority, do not rely on the state for funding. Securities issued by these agencies are repaid solely with revenues generated by the services these agencies provide to their customers.
New York State’s economy was stable during 2017, with unemployment ranging from 4.4% to 4.9%. The State added 117,000 jobs from November 2016 to November 2017, a 1.2% growth rate, slightly below the U.S. average of 1.4%. Most new jobs were created in the education and healthcare sectors, followed by professional and business services.
New York remains a strong investment-grade credit due to its deep and diverse economy, its stable financial position and its high personal wealth levels which give it great financial flexibility. The State’s general obligation debt is rated Aa1 by Moody’s Investors Service and AA+ by Fitch Ratings and S&P Global Ratings. All three agencies have assigned stable outlooks to the state’s ratings.

Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
Fund Management

Kenneth Salinger, CFA, Vice President and Head of Tax-Exempt Strategies, leads the portfolio management team for Schwab’s national and state-specific tax-free bond funds and municipal money market funds. He also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2008, Mr. Salinger was a senior portfolio manager at Wells Capital Management, working on a team that managed municipal bond assets. He worked at American Century Investments from 1992 to 2006, where he was a vice president and senior portfolio manager, responsible for daily management of a number of national and state specific municipal bond funds. Mr. Salinger has worked in fixed-income asset management since 1994.

Kevin Shaughnessy, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2000, Mr. Shaughnessy spent four years as a portfolio manager at Wells Capital Management, where he was responsible for managing the firm’s California municipal money fund assets, as well as short duration private client assets.

Cameron Ullyatt, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2008, Mr. Ullyatt was a vice president and portfolio manager at Oppenheimer Funds, where he was responsible for managing the firm’s municipal money fund assets. From 1999 to 2006, Mr. Ullyatt also worked as a credit analyst in Oppenheimer Funds’ municipal bond and money market departments.

Chris Nagao, Portfolio Manager, is a member of the team responsible for the day-to-day management of the fund. Previously, he served as an associate portfolio manager with CSIM from 2012-2016. Prior to that, he worked as a senior applications engineer supporting CSIM’s portfolio management team by building analytical tools to assist in managing the funds. Before joining CSIM in 2007, he was lead software developer for Global Real Analytics.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund

The Schwab New York Municipal Money Fund (the fund) seeks current income that is exempt from federal income and New York state and local income tax, consistent with preservation of capital and liquidity. To pursue its goal, the fund invests in municipal (muni) money market securities from New York issuers and muni agencies, as well as from U.S. territories and possessions. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. Demand for securities typically held by muni money market funds was strong over the 12-month reporting period ended December 31, 2017. Early in the year, yields on muni securities remained competitive with the yields on taxable alternatives, driving non-traditional buyers, such as taxable money market funds, to continue to compete for supply in this market. As the reporting period continued and the muni yield curve flattened around tax season, however, these buyers left the muni money market space and were replaced by more typical muni investors, such as tax-exempt bond funds and separately managed account (SMA) platforms. With little difference between the yields on short-term securities (less than one year to maturity) and those on longer-term securities, these longer-term tax-exempt buyers opted to invest in the short-term securities typically held by muni money market funds, including variable rate demand notes (VRDNs) and other securities with maturities less than one year.
Toward the end of the reporting period, fear regarding the impact of proposed tax reform measures drove many of these bond funds and SMAs out of the muni money market fund securities market. The House of Representatives’ version of the proposed tax reform bill included language that would limit the issuance of new tax-exempt bonds, significantly reducing supply across the yield curve. Additionally, Congress proposed a prohibition against Private Activity Bonds (PABs), tax-exempt bonds issued on behalf of a state or local government to provide financing for qualified projects, which resulted in a sharp increase in long-term bond supply in November and early December. As bond funds sold short-term securities to pay for these long-term purchases of PABs, tax-exempt money market yields increased, attracting taxable money market buyers back into this space in order to decrease inventory levels. Though final legislation did not include the elimination of PABs, the resulting increase in supply, combined with the Federal Reserve’s (Fed) mid-December short-term interest rate hike, magnified what is typically a predictable increase in short-term rates at the end of the year.
Reflecting this environment, the Securities Industry and Financial Markets Association Municipal Swap Index—a widely used benchmark for yields on floating-rate muni securities—started the year at 0.68% and rose to its peak of 1.71% at the end of the reporting period.
Performance, Positioning, and Strategies. The investment adviser continued to focus on high credit quality. Early in the reporting period, the fund generally maintained a neutral to slightly longer weighted average maturity (WAM) than many of the fund’s peers. The fund’s investment adviser shortened the fund’s WAM throughout May in anticipation of the Fed’s June interest rate increase and in line with normal seasonal trends. In June, the fund’s WAM was extended through the purchase of one-year New York notes, and was extended further through the remainder of the summer months. The fund’s WAM remained long relative to peers through early November, at which time the investment adviser began actively shortening the WAM in anticipation of the Fed’s short-term interest rate hike in December. By the end of the reporting period, the fund’s WAM was shorter than many of the fund’s peers. In this environment, the fund’s WAM varied in a range of 11 to 32 days, beginning the reporting period at 22 days and ending at 19 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	19 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	Portfolio Composition is calculated using the Par Value of Investments and excludes cash.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months1,2

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab New York Municipal Money Fund
	Sweep Shares	Investor Shares[3]
Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[4]	*	None
Seven-Day Yield (with waivers)[5]	0.99% [1]	1.24% [2]
Seven-Day Yield (without waivers)[5]	0.98% [1]	1.08% [2]
Seven-Day Effective Yield (with waivers)[5]	0.99% [1]	1.25% [2]
Seven-Day Taxable Equivalent Effective Yield[5,6]	1.93% [1]	2.42% [2]

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The seven-day yields for Sweep Shares do not reflect a non-recurring premium distribution made on December 29, 2017. The Seven-Day Yield (with waivers), Seven-Day Yield (without waivers), Seven-Day Effective Yield (with waivers), and Seven-Day Taxable Equivalent Effective Yield with the non-recurring premium distribution would have been 5.36%, 5.35%, 5.50%, and 6.43%, respectively.
[2]	The seven-day yields for Investor Shares do not reflect a non-recurring premium distribution made on December 29, 2017. The Seven-Day Yield (with waivers), Seven-Day Yield (without waivers), Seven-Day Effective Yield (with waivers), and Seven-Day Taxable Equivalent Effective Yield with the non-recurring premium distribution would have been 5.61%, 5.45%, 5.77%, and 6.94%, respectively.
[3]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[4]	Please see prospectus for further detail and eligibility requirements.
[5]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 5.
[6]	Taxable equivalent effective yield assumes a federal regular income tax rate of 43.40%, which includes a Medicare surcharge rate of 3.80%, and effective New York State personal income tax rate of 4.99%. Your tax rate may be different. In 2018, the federal income tax rate will change due to the passage of the Tax Cuts and Jobs Act.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab New York Municipal Money Fund
Sweep Shares
Actual Return	0.62%	$1,000.00	$1,002.70	$3.13
Hypothetical 5% Return	0.62%	$1,000.00	$1,022.07	$3.16
Investor Shares[3]
Actual Return	0.40%	$1,000.00	$1,003.80	$2.02
Hypothetical 5% Return	0.40%	$1,000.00	$1,023.18	$2.04

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab New York Municipal Money Fund — Sweep Shares and Investor Shares were changed to 0.60% and 0.35%, respectively. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Sweep Shares, $3.03 and $3.06; and Investor Shares, $1.77 and $1.79, respectively (see financial note 5).
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
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Schwab New York Municipal Money Fund  |  Annual Report

Schwab New York Municipal Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2],[3]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34% [3]	0.04%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.63% [4]	0.42% [5]	0.09% [5]	0.09% [5]	0.14% [5]
Gross operating expenses	0.69%	0.71%	0.72%	0.71%	0.71%
Net investment income (loss)	0.24%	0.03%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$1,286	$1,569	$1,728	$1,758	$1,692

Investor Shares	1/1/17– 12/31/17[6]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01) [3]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.56% [3]	0.12%	0.02%	0.02%	0.02%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.42% [4]	0.34% [5]	0.09% [5]	0.09% [5]	0.14% [5]
Gross operating expenses	0.56%	0.58%	0.59%	0.58%	0.58%
Net investment income (loss)	0.48%	0.12%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$322	$209	$210	$237	$267
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
These amounts include a non-recurring special distribution. The effect on the distributions from net investment income was less than $0.005 and the effect on the total return was 0.08%.
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 5).
5
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 5).
6
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
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Schwab New York Municipal Money Fund  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Municipal Securities 8.8% of net assets
New York 8.8%
Center Moriches UFSD
BAN 2017		2.25%		08/08/18	2,000,000	2,012,444
Clinton Cnty
Airport BAN Series 2017B		2.38%		06/08/18	7,445,000	7,483,352
Deer Park UFSD
TAN 2017		2.00%		06/27/18	9,875,000	9,902,138
Islip
BAN 2017B		2.50%		10/19/18	11,394,500	11,489,591
New York City
GO Bonds Fiscal 2013 Series F-1		5.00%		03/01/18	235,000	236,413
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2003 Series B		5.00%		02/01/18	545,000	546,662
New York State Dormitory Auth
CP (Cornell Univ)		1.00%		02/01/18	5,000,000	5,000,000
CP (Cornell Univ)		1.40%		08/30/18	14,890,000	14,890,000
CP (Cornell Univ)		1.39%		09/06/18	19,000,000	19,000,000
Mental Health Services Facilities RB Series 2009A-1		5.50%		02/15/18	325,000	326,660
State Personal Income Tax RB Series 2010A		5.00%		02/15/18	250,000	251,125
New York State Mortgage Agency
Homeowner Mortgage RB Series 196		1.00%		04/01/18	990,000	988,962
New York State Power Auth
Extendible CP Series 1		1.00%	01/08/18	07/24/18	5,000,000	5,000,000
New York State Thruway Auth
Highway & Bridge Service Contract Bonds Series 2009		5.00%		04/01/18	100,000	100,934
State Personal Income Tax RB Series 2008A		5.00%		03/15/18	310,000	312,307
New York State Urban Development Corp
Service Contract Refunding RB Series 2007A		5.00%		01/01/18	1,060,000	1,060,000
Service Contract Refunding RB Series 2010A-1		5.00%		01/01/18	645,000	645,000
State Personal Income Tax RB Series 2013E		5.00%		03/15/18	7,000,000	7,054,409
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Schwab New York Municipal Money Fund  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Pittsford CSD
GO BAN 2017		2.00%		02/09/18	11,905,493	11,917,832
Port Auth of New York & New Jersey
Consolidated Bonds 189th Series		5.00%		05/01/18	250,000	252,996
CP Series A		0.97%		01/25/18	17,440,000	17,439,334
CP Series B		1.01%		02/21/18	2,440,000	2,440,000
CP Series B		1.05%		03/01/18	8,420,000	8,420,000
Riverhead CSD
TAN 2017-2018		2.00%		06/27/18	14,200,000	14,255,565
Triborough Bridge & Tunnel Auth
BAN Series 2017A-4		2.00%		02/15/18	200,000	200,191
Total Fixed-Rate Municipal Securities
(Cost $141,225,915)						141,225,915

Variable-Rate Municipal Securities 92.7% of net assets
New York 92.7%
Amherst IDA
Civic Facility RB (Daemen College) Series 2006B (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	2,935,000	2,935,000
Colonie Local Development Corp
RB (Shaker Pointe at Carondelet) Series 2011 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	9,285,000	9,285,000
RB (Shaker Pointe at Carondelet) Series 2013 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	11,410,000	11,410,000
Columbia Cnty IDA
Civic Facility RB (Columbia Memorial Hospital) Series 2008A (LOC: HSBC BANK USA NA)	b	1.79%		01/05/18	1,260,000	1,260,000
East Rochester Hsg Auth
Housing RB (Park Ridge Nursing Home) Series 2008 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	12,605,000	12,605,000
Erie Cnty IDA
IDRB (Hydro-Air Components) Series 2006 (LOC: HSBC BANK USA NA)	b	1.78%		01/05/18	4,420,000	4,420,000
Franklin Cnty Civic Development Corp
RB (Alice Hyde Medical Center) Series 2013A (LOC: HSBC BANK USA NA)	b	1.79%		01/05/18	7,990,000	7,990,000
Lancaster IDA
Civic Facility RB (2000 GreenField Manor) (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.50%		01/05/18	13,000,000	13,000,000
IDRB (Sealing Devices) Series 2007 (LOC: HSBC BANK USA NA)	b	1.78%		01/05/18	1,580,000	1,580,000
IDRB (Sealing Devices) Series 2016 (LOC: HSBC BANK USA NA)	b	1.76%		01/05/18	3,140,000	3,140,000
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds Series 2009B (ESCROW) (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,165,000	3,165,000
Dedicated Tax Fund Bonds Series 2016B-1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,980,000	3,980,000
Dedicated Tax Fund Bonds Series 2016B1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,335,000	3,335,000
Dedicated Tax Fund Bonds Series 2017A (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	3,750,000	3,750,000
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Schwab New York Municipal Money Fund  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Dedicated Tax Fund Bonds Series 2017B-1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	3,700,000	3,700,000
Dedicated Tax Fund Bonds Subseries 2017B1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	6,400,000	6,400,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	8,000,000	8,000,000
Dedicated Tax Fund Refunding Bonds Series 2012A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
Dedicated Tax Fund Refunding Bonds Series 2016A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	5,345,000	5,345,000
Transportation RB Series 2006B (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	25,615,000	25,615,000
Transportation RB Series 2015E4 (LOC: BANK OF THE WEST)	b	1.74%		01/05/18	6,765,000	6,765,000
Monroe Cnty IDA
Civic Facility RB (Margaret Woodbury Strong Museum) Series 2005 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.76%		01/05/18	17,875,000	17,875,000
Civic Facility RB Series 2004 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.81%		01/05/18	865,000	865,000
New York City
GO Bonds Fiscal 2005 Series C3 (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	8,700,000	8,700,000
GO Bonds Fiscal 2006 Series I5 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.82%		01/02/18	1,195,000	1,195,000
GO Bonds Fiscal 2008 Series JJ3 (LIQ: BARCLAYS BANK PLC)	b	1.78%		01/03/18	10,300,000	10,300,000
GO Bonds Fiscal 2008 Series L1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
GO Bonds Fiscal 2009 Series H1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	15,000,000	15,000,000
GO Bonds Fiscal 2009 Series I1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
GO Bonds Fiscal 2009 Series J1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	23,225,000	23,225,000
GO Bonds Fiscal 2010 Series E (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,445,000	3,445,000
GO Bonds Fiscal 2012 Series A5 (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	14,165,000	14,165,000
GO Bonds Fiscal 2012 Series D1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,500,000	2,500,000
GO Bonds Fiscal 2012 Series D3B (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	13,000,000	13,000,000
GO Bonds Fiscal 2012 Series G6 (LOC: MIZUHO BANK LTD)	b	1.84%		01/02/18	12,375,000	12,375,000
GO Bonds Fiscal 2013 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,750,000	3,750,000
GO Bonds Fiscal 2013 Series D&E (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	16,500,000	16,500,000
GO Bonds Fiscal 2013 Series F1 (LIQ: SUMITOMO MITSUI BANKING CORPORATION)	a,c	1.74%		01/05/18	7,300,000	7,300,000
GO Bonds Fiscal 2014 Series A1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	8,000,000	8,000,000
GO Bonds Fiscal 2014 Series I1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,635,000	2,635,000
GO Bonds Fiscal 2015 Series F4 (LOC: BANK OF TOKYO-MITSUBISHI UFJ LTD)	b	1.58%		01/05/18	15,400,000	15,400,000
GO Bonds Fiscal 2015 Series F7 (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	5,830,000	5,830,000
GO Bonds Fiscal 2017 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	16,000,000	16,000,000
GO Bonds Fiscal 2017 Series A5 (LIQ: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.85%		01/02/18	5,650,000	5,650,000
GO Bonds Fiscal 2017 Series B1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	4,830,000	4,830,000
GO Bonds Fiscal 2018 Series B1 (LIQ: US BANK NA)	a,c	1.86%	01/04/18	01/18/18	4,910,000	4,910,000
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Schwab New York Municipal Money Fund  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York City Housing Development Corp
M/F Housing RB (Linden Plaza) Series 2008A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.70%		01/05/18	12,260,000	12,260,000
M/F Housing RB (Sustainable Neighborhood) Series 2017G-3 (LIQ: WELLS FARGO BANK NA)	b	1.50%		01/05/18	10,000,000	10,000,000
M/F Housing RB Series 2009C1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	8,000,000	8,000,000
M/F Housing RB Series 2015D4 (LIQ: WELLS FARGO BANK NA)	b	1.74%		01/05/18	6,165,000	6,165,000
M/F Mortgage RB (1090 Franklin Ave Apts) 2005A (LOC: CITIBANK NA)	b	1.71%		01/05/18	2,320,000	2,320,000
M/F Mortgage RB (1904 Vyse Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	4,035,000	4,035,000
M/F Mortgage RB (33 W Tremont Ave Apts) Series 2005A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	3,490,000	3,490,000
M/F Mortgage RB (Las Casas) Series 2008A (LOC: BANK OF AMERICA NA)	b	1.70%		01/05/18	19,200,000	19,200,000
M/F Mortgage RB (Nagle Courtyard Apts) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	4,200,000	4,200,000
M/F Mortgage RB (Rev Ruben Diaz Gardens Apts) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.73%		01/05/18	1,200,000	1,200,000
New York City IDA
Emporwerment Zone RB (Tiago Holdings) Series 2007 (LOC: LLOYDS BANK PLC)	b	1.74%		01/05/18	32,000,000	32,000,000
IDRB (Gary Plastic Packaging Corp) Series 1998 (LOC: JPMORGAN CHASE BANK NA)	b	2.11%		01/05/18	350,000	350,000
New York City Municipal Water Finance Auth
Water & Sewer System 2nd General Resolution RB Fiscal 2008 Series AA&DD & Fiscal 2009 Series FF2&GG1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2009 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,425,000	2,425,000
Water & Sewer System 2nd General Resolution RB Fiscal 2012 Series FF (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	2,000,000	2,000,000
Water & Sewer System 2nd General Resolution RB Fiscal 2013 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,715,000	4,715,000
Water & Sewer System 2nd General Resolution RB Fiscal 2014 Series BB & Fiscal 2012 Series AA (LIQ: DEUTSCHE BANK AG)	a,c	1.75%		01/05/18	16,000,000	16,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG1 (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	3,000,000	3,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2009 Series GG2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,300,000	7,300,000
Water & Sewer System 2nd Resolution RB Fiscal 2011 Series EE (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,175,000	6,175,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	5,000,000	5,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series BB (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	10,515,000	10,515,000
Water & Sewer System 2nd Resolution RB Fiscal 2012 Series FF (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	20,040,000	20,040,000
Water & Sewer System 2nd Resolution RB Fiscal 2013 Series CC (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	28,150,000	28,150,000
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Schwab New York Municipal Money Fund  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Water & Sewer System 2nd Resolution RB Fiscal 2014 Series DD (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD (LIQ: BARCLAYS BANK PLC)	a,c	1.74%		01/05/18	2,800,000	2,800,000
Water & Sewer System 2nd Resolution RB Fiscal 2017 Series DD&EE (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	7,775,000	7,775,000
Water & Sewer System RB Fiscal 2011 Series EE (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	10,000,000	10,000,000
Water & Sewer System RB Fiscal 2011 Series HH (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	14,700,000	14,700,000
Water & Sewer System RB Fiscal 2016 Series BB1 (LIQ: STATE STREET BANK AND TRUST COMPANY)	a,c	1.73%		01/05/18	10,130,000	10,130,000
New York City Transitional Finance Auth
Building Aid RB Fiscal 2008 Series S1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	6,000,000	6,000,000
Building Aid RB Fiscal 2012 Series S1A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	5,625,000	5,625,000
Building Aid RB Fiscal 2013 Series S1 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	12,500,000	12,500,000
Building Aid RB Fiscal 2015 Series S1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	4,000,000	4,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	8,000,000	8,000,000
Building Aid RB Fiscal 2015 Series S2 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.65%		01/05/18	8,000,000	8,000,000
Future Tax Secured Bonds Fiscal 1998 Series C (LIQ: ROYAL BANK OF CANADA)	a,c	1.76%		01/05/18	11,200,000	11,200,000
Future Tax Secured Bonds Fiscal 2011 Series D1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,750,000	3,750,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: BARCLAYS BANK PLC)	b	1.78%		01/02/18	3,300,000	3,300,000
Future Tax Secured Sub Bonds Fiscal 2010 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	10,990,000	10,990,000
Future Tax Secured Sub Bonds Fiscal 2012 Series E1 (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	4,835,000	4,835,000
Future Tax Secured Sub Bonds Fiscal 2013 Series F (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,480,000	6,480,000
Future Tax Secured Sub Bonds Fiscal 2017 Series E1 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	4,000,000	4,000,000
Future Tax Secured Sub Bonds Fiscal 2018 Series A3 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Future Tax Secured Sub RB Fiscal 2010 Series A1 (ESCROW) (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	1,800,000	1,800,000
Future Tax Secured Sub RB Fiscal 2011 Series C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,700,000	1,700,000
Future Tax Secured Sub RB Fiscal 2012 Series F1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	10,900,000	10,900,000
Future Tax Secured Sub RB Fiscal 2014 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,780,000	5,780,000
Future Tax Secured Sub RB Fiscal 2015 Series A1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	2,000,000	2,000,000
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Schwab New York Municipal Money Fund  |  Annual Report
See financial notes

Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Future Tax Secured Sub RB Fiscal 2016 Series A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,500,000	1,500,000
Future Tax Secured Sub RB Fiscal 2018 Series A3 (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	2,220,000	2,220,000
New York City Trust for Cultural Resources
RB (American Museum of Natural History) Series 2014B2 (SIFMA Municipal Swap Index + 0.04%)		1.75%	01/04/18	07/06/18	11,490,000	11,490,000
New York Liberty Development Corp
Liberty RB Series 1WTC 2011 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.76%		01/05/18	5,815,000	5,815,000
New York State Dormitory Auth
Mental Health Services Facilities RB Series 2008C (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.81%		01/05/18	7,835,000	7,835,000
RB (New York Univ) Series 2017A (LIQ: US BANK NA)	a,c	1.76%		01/04/18	4,395,000	4,395,000
RB (St. John’s Univ) Series 2007C (LOC: STATE STREET BANK AND TRUST COMPANY)	a,c	1.75%		01/04/18	26,020,000	26,020,000
RB (Univ of Rochester) Series 2006A1 (LOC: BARCLAYS BANK PLC)	b	1.76%		01/05/18	9,410,000	9,410,000
State Personal Income Tax RB Series 2011A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2011A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,935,000	5,935,000
State Personal Income Tax RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	2,000,000	2,000,000
State Personal Income Tax RB Series 2014C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	8,000,000	8,000,000
State Personal Income Tax RB Series 2015B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,875,000	1,875,000
State Personal Income Tax RB Series 2015E (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,250,000	6,250,000
State Personal Income Tax RB Series 2016A (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	5,665,000	5,665,000
State Sales Tax RB Series 2014A (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	3,300,000	3,300,000
State Sales Tax RB Series 2014A (LIQ: ROYAL BANK OF CANADA)	a,c	1.75%		01/05/18	4,500,000	4,500,000
State Sales Tax RB Series 2015B (LIQ: WELLS FARGO BANK NA)	a,c	1.73%		01/05/18	5,790,000	5,790,000
State Sales Tax RB Series 2017 (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	5,000,000	5,000,000
State Sales Tax RB Series 2017A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	7,600,000	7,600,000
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison) Series 2010A3 (LOC: BANK OF NOVA SCOTIA)	b	1.77%		01/05/18	6,515,000	6,515,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB Series 2010C (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	6,600,000	6,600,000
State Clean Water & Drinking Water Revolving Funds RB Series 2013A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	2,500,000	2,500,000
New York State HFA
Housing RB (10 Liberty St) Series 2003A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.68%		01/05/18	34,700,000	34,700,000
Housing RB (25 Washington St) Series 2010A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.73%		01/05/18	5,445,000	5,444,896
Housing RB (250 W 93rd St) Series 2005A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.65%		01/05/18	15,705,000	15,705,000
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Housing RB (301 West End Ave) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.43%		01/05/18	17,300,000	17,300,000
Housing RB (39th St) Series 2000A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	5,300,000	5,300,000
Housing RB (600 W 42nd St) Series 2008A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.88%		01/05/18	24,195,000	24,195,000
Housing RB (600 W 42nd Street) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	48,000,000	48,000,000
Housing RB (625 W 57th St) Series 2015A1 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.75%		01/05/18	16,700,000	16,700,000
Housing RB (625 W 57th St) Series 2015A2 (LOC: BANK OF NEW YORK MELLON/THE)	b	1.83%		01/05/18	2,880,000	2,880,000
Housing RB (900 8th Avenue) Series 2002A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	19,100,000	19,100,000
Housing RB (Biltmore Tower) Series 2003A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	31,300,000	31,300,000
Housing RB (Clinton Green North) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		01/05/18	50,000,000	50,000,000
Housing RB (Clinton Green South) Series 2005A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		01/05/18	26,000,000	26,000,000
Housing RB (Clinton Green) Series 2006A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.71%		01/05/18	8,800,000	8,800,000
Housing RB (Gateway to New Cassel) Series 2006A (LOC: JPMORGAN CHASE BANK NA)	b	1.90%		01/05/18	5,600,000	5,600,000
Housing RB (Helena) Series 2004A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.70%		01/05/18	44,000,000	44,000,000
Housing RB (Maestro West Chelsea) Series 2014A (LOC: WELLS FARGO BANK NA)	b	1.70%		01/05/18	400,000	400,000
Housing RB (Rip Van Winkle House) Series 2004A (LOC: FEDERAL HOME LOAN MORTGAGE CORPORATION)	b	1.76%		01/05/18	10,700,000	10,700,000
Housing RB (Tallyrand Cresent) Series 1999A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.73%		01/05/18	20,000,000	20,000,000
Housing RB (Tribeca Park) Series 1997A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	2,100,000	2,100,000
Housing RB (West Village Apts) Series 2008A (LOC: CITIBANK NA)	b	1.90%		01/05/18	5,800,000	5,800,000
Housing RB (Weyant Green Apts) Series 2007A (LOC: FEDERAL NATIONAL MORTGAGE ASSOCIATION)	b	1.71%		01/05/18	500,000	500,000
Service Contract Refunding RB Series 2003 M2 (LOC: BANK OF AMERICA NA)	b	1.85%		01/05/18	7,795,000	7,795,000
New York State Mortgage Agency
Homeowner Mortgage RB Series 129 (LIQ: ROYAL BANK OF CANADA)	b	1.65%		01/05/18	1,315,000	1,315,000
Homeowner Mortgage RB Series 202 (LIQ: JPMORGAN CHASE BANK NA)	b	1.84%		01/02/18	300,000	300,000
New York State Power Auth
RB Series 2007A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,500,000	2,500,000
New York State Thruway Auth
2nd General Highway & Bridge Trust Fund Bonds Series 2011A (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	2,500,000	2,500,000
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
New York State Urban Development Corp
State Personal Income Tax RB Series 2004A3A (LIQ: JPMORGAN CHASE BANK NA)	b	1.69%		01/05/18	2,670,000	2,670,000
State Personal Income Tax RB Series 2009A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	4,995,000	4,995,000
State Personal Income Tax RB Series 2009B1 (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	5,000,000	5,000,000
State Personal Income Tax RB Series 2013A1 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,700,000	7,700,000
State Personal Income Tax RB Series 2014A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	7,500,000	7,500,000
Nuveen New York AMT-Free Quality Municipal Income Fund
Variable Rate Demand Preferred Shares Series 3 (LOC: CITIBANK NA)	a,b	1.79%		01/05/18	2,700,000	2,700,000
Variable Rate Demand Preferred Shares Series 5 (LOC: TORONTO-DOMINION BANK/THE)	a,b	1.79%		01/05/18	40,000,000	40,000,000
Onondaga Cnty Trust for Cultural Resources
RB (Syracuse Univ) Series 2010A (LOC: WELLS FARGO BANK NA)	b	1.74%		01/05/18	6,600,000	6,600,000
Port Auth of New York & New Jersey
Consolidated Bonds 177th Series (LIQ: CREDIT SUISSE AG)	a,c	1.74%		01/05/18	1,000,000	1,000,000
Consolidated Bonds 194th Series (LIQ: CITIBANK NA)	a,c	1.73%		01/05/18	1,220,000	1,220,000
Consolidated Bonds 194th Series (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	11,800,000	11,800,000
Consolidated Bonds 197th Series (LIQ: BARCLAYS BANK PLC)	a,c	1.79%		01/05/18	2,380,000	2,380,000
Consolidated Bonds 198th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,055,000	3,055,000
Consolidated Bonds 198th Series (LIQ: TORONTO-DOMINION BANK/THE)	a,c	1.73%		01/05/18	3,730,000	3,730,000
Consolidated Bonds 200th Series (LIQ: BANK OF AMERICA NA)	a,c	1.73%		01/05/18	500,000	500,000
Consolidated Bonds 205th Series (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	7,330,000	7,330,000
Consolidated Bonds 205th Series (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	3,000,000	3,000,000
Consolidated Bonds 206th Series (LIQ: CITIBANK NA)	a,c	1.76%		01/05/18	2,500,000	2,500,000
Rockland Cnty IDA
RB (Northern Riverview) Series 1999 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.81%		01/05/18	6,565,000	6,565,000
Sales Tax Asset Receivable Corp
Sales Tax Asset RB Fiscal 2015 Series A (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	5,750,000	5,750,000
Suffolk County IDA
Civic Facility RB (Guide Dog Foundation for the Blind) Series 2001 (LOC: JPMORGAN CHASE BANK NA)	b	1.74%		01/05/18	2,265,000	2,265,000
Triborough Bridge & Tunnel Auth
General RB Series 2009A2 (LIQ: BANK OF AMERICA NA)	a,c	1.75%		01/05/18	6,500,000	6,500,000
General RB Series 2009A2 (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	1,200,000	1,200,000
General RB Series 2013C (LIQ: MORGAN STANLEY BANK NA)	a,c	1.74%		01/05/18	6,665,000	6,665,000
General Refunding RB Series 2002F (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	b	1.82%		01/02/18	765,000	765,000
General Refunding RB Series 2017B (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.74%		01/05/18	4,195,000	4,195,000
Refunding RB Series 2017B (LIQ: BARCLAYS BANK PLC)	a,c	1.73%		01/05/18	2,495,000	2,495,000
Sub Refunding RB Series 2000ABCD-4 (SIFMA Municipal Swap Index + 0.35%)		2.06%		01/01/18	10,165,000	10,165,000
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Schwab New York Municipal Money Fund  |  Annual Report
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Schwab New York Municipal Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer Type of Security, Series	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Utility Debt Securitization Auth
Restructuring Bonds Series 2013TE (LIQ: CREDIT SUISSE AG)	a,c	1.73%		01/05/18	21,665,000	21,665,000
Restructuring Bonds Series 2013TE (LIQ: JPMORGAN CHASE BANK NA)	a,c	1.73%		01/05/18	3,355,000	3,355,000
Warren & Wash Cnty IDA
RB (The Glen at Hiland Meadows) Series 2000 (LOC: MANUFACTURERS AND TRADERS TRUST CO)	b	1.45%		01/05/18	8,250,000	8,250,000
Total Variable-Rate Municipal Securities
(Cost $1,490,264,896)						1,490,264,896
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $785,065,000 or 48.8% of net assets.
b	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
c	TOB is a synthetically created VRDN where the owner of a long-term bond places the bond in a trust in combination with a liquidity facility. The trust then sells certificates which mirror the VRDN sold directly by a municipal issuer. VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.

BAN —	Bond anticipation note
CP —	Commercial paper
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
IDA —	Industrial development agency/authority
IDRB —	Industrial development revenue bond
LIQ —	Liquidity agreement
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
TAN —	Tax anticipation note
TOB —	Tender option bond
UFSD —	Union free school district
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab New York Municipal Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$1,631,490,811
Cash		200,712
Receivables:
Interest		3,096,621
Fund shares sold		2,511,005
Prepaid expenses	+	27,664
Total assets		1,637,326,813
Liabilities
Payables:
Investments bought		27,408,416
Investment adviser and administrator fees		441,056
Shareholder service fees		44,040
Fund shares redeemed		1,363,074
Distributions to shareholders		110,783
Accrued expenses	+	83,392
Total liabilities		29,450,761
Net Assets
Total assets		1,637,326,813
Total liabilities	–	29,450,761
Net assets		$1,607,876,052
Net Assets by Source
Capital received from investors		1,607,876,052

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$1,285,511,416		1,284,776,062		$1.00
Investor Shares	$322,364,636		322,188,428		$1.00

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Schwab New York Municipal Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$14,564,944
Expenses
Investment adviser and administrator fees		5,591,744
Shareholder service fees:
Sweep Shares		4,570,978
Investor Shares		516,087
Portfolio accounting fees		114,094
Professional fees		48,191
Registration fees		45,601
Independent trustees’ fees		34,535
Custodian fees		26,763
Shareholder reports		25,060
Transfer agent fees		14,213
Interest expense		1,384
Other expenses	+	27,799
Total expenses		11,016,449
Expense reduction by CSIM and its affiliates	–	1,076,021
Net expenses	–	9,940,428
Net investment income		4,624,516
Realized Gains (Losses)
Net realized gains on investments		120,888
Increase in net assets resulting from operations		$4,745,404
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Schwab New York Municipal Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$4,624,516	$783,424
Net realized gains	+	120,888	102,532
Increase in net assets from operations		4,745,404	885,956
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(4,460,089)	(542,837)
Investor Shares	+	(1,508,531)	(240,587)
Total distributions from net investment income		(5,968,620)	(783,424)
Distributions from net realized gains
Sweep Shares		(96,729)	(40,011)
Investor Shares	+	(24,172)	(5,316)
Total distributions from net realized gains		(120,901)	(45,327)
Total distributions		(6,089,521)	(828,751)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		3,487,557,334	3,896,072,969
Investor Shares	+	260,063,466	73,941,272
Total shares sold		3,747,620,800	3,970,014,241
Shares Reinvested
Sweep Shares		4,554,151	577,563
Investor Shares	+	1,287,407	227,120
Total shares reinvested		5,841,558	804,683
Shares Redeemed
Sweep Shares		(3,774,081,342)	(4,056,312,696)
Investor Shares	+	(148,015,452)	(74,773,398)
Total shares redeemed		(3,922,096,794)	(4,131,086,094)
Net transactions in fund shares		(168,634,436)	(160,267,170)
Net Assets
Beginning of period		1,777,854,605	1,938,064,570
Total decrease	+	(169,978,553)	(160,209,965)
End of period		$1,607,876,052	$1,777,854,605
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab New York Municipal Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab New York Municipal Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund
Schwab Retirement Advantage Money Fund®
Schwab New York Municipal Money Fund offers two share classes: Sweep Shares and Investor Shares (formerly Value Advantage Shares). Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective October 3, 2017, the Value Advantage Shares were renamed Investor Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the
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Schwab New York Municipal Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Delayed Delivery Transactions and When-Issued Securities: During the period, the fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the fund’s Portfolio Holdings. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its record with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab New York Municipal Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.
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Schwab New York Municipal Money Fund
Financial Notes (continued)

3. Credit and Liquidity Enhancements:
A substantial portion of the fund’s investments are in securities with credit enhancements and/or liquidity enhancements from financial institutions or corporations. These enhancements are employed by the issuers of the securities to reduce credit risk and provide liquidity for the purchaser. The following table provides detail on the approximate percentage of total assets for the fund’s investments in securities with these types of enhancements, as well as any entities providing enhancements to greater than 10% of investments in securities in the fund.
% of investments in securities with credit enhancements or liquidity enhancements	90%
% of investments in securities with credit enhancements or liquidity enhancements greater than 10% from a single institution	14% (Federal National Mortgage Association)
12% (JPMorgan Chase Bank NA)
For additional information, please refer to the fund’s Portfolio Holdings. Investments with credit enhancements are tickmarked as letter of credit “LOC,” guaranty “GTY” and/or liquidity agreement “LIQ,” respectively, along with the institution providing the enhancement.

4. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Retail Money Market Fund Risk. The fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor or liquidity provider of a portfolio investment fails to honor its obligations. For fixed-rate investments, negative perceptions of the ability of an issuer, guarantor or liquidity provider to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall. The fund’s investments in securities with credit or liquidity enhancements provided by foreign
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Schwab New York Municipal Money Fund
Financial Notes (continued)

4. Risk Factors (continued):
entities may involve certain risks that are greater than those associated with investments in securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for a purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
State Risk. The fund invests primarily in securities issued by the state of New York and its municipalities. Any reduction in the credit ratings of obligations of these issuers could adversely affect the market values and marketability of such securities, and, consequently, the value of the fund’s portfolio. Further, the fund’s share price and performance could be affected by local, state and regional factors, including erosion of the tax base and changes in the economic climate. Certain New York constitutional amendments, legislative measures, executive orders and administrative regulations could result in adverse consequences, affecting the state of New York and/or its municipalities. National governmental actions, such as the elimination of tax-exempt status, also could affect performance. In addition, a municipality or municipal project that relies directly or indirectly on national governmental funding mechanisms may be negatively affected by the national government’s current budgetary constraints.
Investment Concentration Risk. To the extent that the fund invests a substantial portion of its assets in municipal securities financing similar projects, the fund may be more sensitive to adverse economic, business or political developments affecting those projects. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of materials needed for the project, or a declining need for the project, would likely affect all similar projects and the overall municipal securities market.
Taxable Determinations Risk. Some of the fund’s income could be taxable. If certain types of investments the fund buys as tax-exempt are later ruled to be taxable, a portion of the fund’s income could become taxable. This risk, although generally considered low, is somewhat higher for investments that have been structured as municipal money market securities than for investments in other types of municipal money market securities. Any defensive investments in taxable securities could generate taxable income. Also, some types of municipal securities produce income that is subject to the federal alternative minimum tax.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
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Financial Notes (continued)

4. Risk Factors (continued):
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

5. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.34%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the Sweep Shares of the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Sweep Shares of the fund are also subject to an annual sweep administration fee of up to the amount set forth below. The sweep administration fee paid to Schwab is based on the average daily net asset value of the fund’s shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.15%	0.10%
Investor Shares	0.15%	n/a
Prior to October 3, 2017, the annual shareholder servicing fee was as follows:
	Shareholder Servicing Fee	Sweep Administration Fee
Sweep Shares	0.25%	0.10%
Investor Shares	0.22%	n/a
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Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation), as follows:
Sweep Shares	0.60%
Investor Shares	0.35%
Prior to October 3, 2017, the expense limitation was as follows:
Sweep Shares	0.65%
Investor Shares	0.45%
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the fund’s expenses equal to 0.005% of the fund’s average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the fund waived $1,076,021 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund or each class of a fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
Interfund Transactions
The fund may engage in direct transactions with certain other Schwab funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended December 31, 2017, the fund’s total aggregate security transactions with other Schwab funds was $95,521,635 and includes realized losses of ($62,332).
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
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Financial Notes (continued)

7. Borrowing from Banks (continued):
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was 1,631,490,811.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Tax-exempt income	$4,624,516
Ordinary income	1,344,104
Long-term capital gains	120,901
Prior period distributions
Tax-exempt income	$783,424
Ordinary income	—
Long-term capital gains	45,327
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the fund made the following reclassifications:
Capital shares	($1,344,117)
Undistributed net investment income	1,344,104
Net realized capital gains and losses	13
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

9. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab New York Municipal Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab New York Municipal Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab New York Municipal Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017, the statement of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

The fund designates 100% of the distributions paid from net investment income as exempt-interest dividends under Internal Revenue Code section 852(b)(5) for the year ended December 31, 2017.
Under section 852(b)(3)(C) of the Internal Revenue Code, the fund hereby designates $120,888 as long-term capital gain dividends for the fiscal year ended December 31, 2017.
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab New York Municipal Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab New York Municipal Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
Alternative Minimum Tax (AMT)  A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
escrow  The issuer of an escrowed bond deposits funds in a trust which are verified by a third party to be sufficient to pay the bond’s principal and interest at maturity or at a call date. The funds in the trust are invested in high quality investments, typically US Treasury and Agency obligations which mature at or prior to the bond’s maturity or call date.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.
Guaranty (GTY)  An instrument issued by a financial institution to unconditionally guarantee the repayment of a security’s principal and interest at maturity. The security will typically carry the rating of the institution which provides the guaranty rather than that of the security’s issuer.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
Letter of Credit (LOC)  An instrument issued by a financial institution which unconditionally guarantees the repayment of principal and interest at maturity and upon demand. Many securities known as variable-rate demand obligations (VRDOs) carry LOCs to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly.
Liquidity (LIQ)  A liquidity facility is issued by a financial institution to improve the ability of the issuer of the security to meet demands for payment. Many securities known as variable-rate demand obligations (VRDOs) carry liquidity facilities to provide a source of payment to allow the holder of the security to demand repayment after a pre-defined number of days, typically daily or weekly. The issuer of the security must maintain strong long-term ratings and credit characteristics while the liquidity facility is in effect. If the issuer fails to meet certain predetermined financial conditions, the financial institution may terminate its obligation without notice.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset,

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Schwab New York Municipal Money Fund
demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
money market securities  High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
revenue anticipation notes  Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.
taxable equivalent yield  The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).
tax anticipation notes  Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.
tender option bond  A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
variable rate demand preferred shares (VRDP)  Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab New York Municipal Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Schwab New York Municipal Money Fund  |  Annual Report

Notes

Schwab New York Municipal Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13859-21
00204811

Annual Report  |  December 31, 2017
Schwab Retirement Advantage Money Fund®
Schwab Investor Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Advantage Money Fund or the Schwab Investor Money Fund, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the funds. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the funds. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund

The Schwab Retirement Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 41 days and ending at 29 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	29 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Advantage Money Fund
Ticker Symbol	SWIXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.16%
Seven-Day Yield (without waivers)[2]	0.85%
Seven-Day Effective Yield (with waivers)[2]	1.16%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Investor Money Fund

The Schwab Investor Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 42 days and ending at 32 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	32 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Investor Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Investor Money Fund
Ticker Symbol	SWRXX
Minimum Initial Investment[1]	None
Seven-Day Yield (with waivers)[2]	1.17%
Seven-Day Yield (without waivers)[2]	0.96%
Seven-Day Effective Yield (with waivers)[2]	1.18%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Retirement Advantage Money Fund
Actual Return	0.41%	$1,000.00	$1,004.70	$2.07
Hypothetical 5% Return	0.41%	$1,000.00	$1,023.13	$2.09
Schwab Investor Money Fund
Actual Return	0.44%	$1,000.00	$1,004.50	$2.22
Hypothetical 5% Return	0.44%	$1,000.00	$1,022.98	$2.24

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund were each changed to 0.35%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Schwab Retirement Advantage Money Fund, $1.77 and $1.79, respectively; Schwab Investor Money Fund, $1.77 and $1.79, respectively (see financial note 4).
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.77%	0.23%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.43% [3]	0.46% [4]	0.27% [4]	0.21% [4]	0.24% [4]
Gross operating expenses	0.66%	0.63%	0.61%	0.61%	0.61%
Net investment income (loss)	0.77%	0.18%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$199	$252	$700	$741	$784

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 59.6% of net assets
Asset-Backed Commercial Paper 23.0%
ALPINE SECURITIZATION LTD	a,b	1.46%		01/30/18	1,000,000	998,832
	a,b	1.43%		01/31/18	1,000,000	998,817
BARTON CAPITAL SA	a,b	1.46%		02/05/18	400,000	399,436
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	1,000,000	999,883
	a,b	1.48%		01/31/18	1,000,000	998,767
CAFCO LLC	a,b	1.63%		03/20/18	1,000,000	996,490
	a,b	1.79%		03/26/18	1,000,000	995,847
CANCARA ASSET SECURITISATION LLC	a,b	1.41%		02/01/18	500,000	499,397
	a,b	1.52%		02/27/18	1,000,000	997,609
	a,b	1.55%		03/01/18	500,000	498,738
CHARTA LLC	a,b	1.53%		02/23/18	2,000,000	1,995,524
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	800,000	799,015
	a	1.45%		03/05/18	1,500,000	1,496,220
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.46%		03/01/18	1,000,000	997,624
	a,b	1.61%		05/07/18	1,000,000	994,400
CRC FUNDING LLC	a,b	1.55%		03/05/18	1,000,000	997,305
	a,b	1.79%		03/27/18	1,000,000	995,797
CROWN POINT CAPITAL COMPANY LLC	a,b	1.43%		01/31/18	1,000,000	998,808
GOTHAM FUNDING CORP	a,b	1.84%		03/22/18	2,000,000	1,991,867
KELLS FUNDING LLC	a,b	1.41%		02/07/18	2,000,000	1,997,511
	a,b	1.46%		02/22/18	2,000,000	1,996,294
	a,b	1.41%		03/06/18	1,000,000	997,706
LMA AMERICAS LLC	a,b	1.78%		03/19/18	1,000,000	996,214
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.36%		01/03/18	1,000,000	999,925
	a,b	1.40%		01/23/18	1,000,000	999,144
METLIFE SHORT TERM FUNDING LLC	a,b	1.39%		02/05/18	3,000,000	2,995,975
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.64%		03/02/18	1,000,000	997,283
OLD LINE FUNDING LLC	a,b	1.35%		01/16/18	3,000,000	2,998,313
	a,b	1.41%		03/01/18	1,000,000	997,706
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	1,000,000	999,924
	a,b	1.41%		01/09/18	2,000,000	1,999,378
THUNDER BAY FUNDING LLC	a,b	1.35%		01/16/18	1,000,000	999,438
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.40%		01/08/18	2,000,000	1,999,456
	a,b	1.42%		02/01/18	1,000,000	998,777
VICTORY RECEIVABLES CORP	a,b	1.47%		01/17/18	3,000,000	2,998,053
						45,621,473
Certificates of Deposit 13.6%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.53%		01/31/18	1,000,000	1,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.54%		01/16/18	1,500,000	1,500,003
		1.40%		01/25/18	1,000,000	1,000,000
		1.45%		03/06/18	1,000,000	1,000,000
CITIBANK NA (NEW YORK BRANCH)		1.38%		02/16/18	1,000,000	1,000,000
		1.70%		03/19/18	1,000,000	1,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	2,000,000	2,000,000
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	1,000,000	1,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	1,000,000	1,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.56%		03/06/18	3,000,000	3,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.35%		01/16/18	500,000	500,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	3,000,000	2,999,998
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	1,000,000	1,000,000
		1.35%		02/02/18	2,000,000	2,000,000
		1.54%		03/05/18	1,000,000	1,000,000
		1.60%		03/20/18	1,000,000	1,000,000
		1.55%		04/30/18	1,000,000	1,000,000
WELLS FARGO BANK NA		1.41%		02/02/18	2,000,000	2,000,000
						27,000,001
Financial Company Commercial Paper 8.0%
BPCE SA	b	1.66%		03/08/18	2,000,000	1,993,950
DNB BANK ASA	b	1.39%		01/05/18	3,000,000	2,999,537
HSBC USA INC	b	1.40%		01/25/18	1,000,000	999,073
ING US FUNDING LLC	a	1.41%		02/05/18	955,000	953,700
	a	1.42%		02/05/18	1,000,000	998,629
JP MORGAN SECURITIES LLC		1.46%		03/19/18	2,000,000	1,993,797
MACQUARIE BANK LTD	b	1.91%		03/20/18	1,000,000	995,883
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	2,500,000	2,499,245
UNITED OVERSEAS BANK LTD	b	1.42%		02/01/18	1,500,000	1,498,179
	b	1.53%		03/01/18	1,000,000	997,509
						15,929,502
Non-Financial Company Commercial Paper 6.0%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.55%		03/05/18	2,000,000	1,994,610
GENERAL ELECTRIC CO		1.42%		01/02/18	4,000,000	3,999,842
TOYOTA MOTOR CREDIT CORP		1.40%		03/01/18	6,000,000	5,986,332
						11,980,784
Non-Negotiable Time Deposits 7.5%
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	5,000,000	5,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	2,000,000	2,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	3,000,000	3,000,000
		1.37%		01/03/18	2,000,000	2,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	3,000,000	3,000,000
						15,000,000
Other Instruments 1.5%
BANK OF AMERICA NA		1.40%		01/22/18	1,000,000	1,000,000
		1.40%		02/20/18	1,000,000	1,000,000
		1.50%		04/16/18	1,000,000	1,000,000
						3,000,000
Total Fixed-Rate Obligations
(Cost $118,531,760)						118,531,760

Variable-Rate Obligations 22.0% of net assets
Financial Company Commercial Paper 3.0%
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	2,000,000	2,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.65%	01/22/18	03/21/18	1,000,000	1,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.71%	01/29/18	05/29/18	2,000,000	2,000,000
						6,000,000
Certificates of Deposit 16.1%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.60%	01/16/18	05/15/18	1,000,000	1,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.54%	01/08/18	03/08/18	2,500,000	2,500,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.65%	01/22/18	03/20/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.18%)		1.67%	01/18/18	05/18/18	1,000,000	1,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.61%	01/16/18	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	06/29/18	4,000,000	4,000,000
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.47%	01/02/18	02/02/18	1,000,000	1,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/23/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.20%)		1.64%	01/12/18	02/12/18	1,000,000	1,000,002
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	05/29/18	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	2,500,000	2,500,000
(1 mo. USD-LIBOR + 0.15%)		1.53%	01/05/18	04/05/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.20%)		1.76%	01/29/18	06/28/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	2,000,000	2,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.62%		01/22/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.12%)		1.52%	01/08/18	02/07/18	1,000,000	1,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	2,000,000	2,000,000
(3 mo. USD-LIBOR + 0.14%)		1.51%	01/29/18	05/29/18	2,000,000	2,000,550
(1 mo. USD-LIBOR + 0.14%)		1.69%	01/29/18	05/29/18	1,000,000	1,000,000
						32,000,552
Variable Rate Demand Notes 2.4%
CALIFORNIA ENTERPRISE DEVELOPMENT FINANCE AUTH
TAXABLE RB (SCONZA CANDY) SERIES 2008A (LOC: COMERICA BANK)	c	1.75%		01/05/18	760,000	760,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	2,000,000	2,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	1,000,000	1,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	1,000,000	1,000,000
						4,760,000
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instrument 0.5%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.50%	01/05/18	04/05/18	1,000,000	1,000,000
Total Variable-Rate Obligations
(Cost $43,760,552)						43,760,552
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 19.4% of net assets
U.S. Government Agency Repurchase Agreements* 11.1%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,060,495, 0.63% - 3.50%, due 03/31/19 - 01/20/46)		1.40%		01/02/18	3,000,467	3,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $10,300,000, 2.50%, due 01/01/32)		1.41%		01/02/18	10,001,567	10,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,090,481, 2.50% - 4.00%, due 12/01/32 - 01/01/48)		1.40%		01/02/18	3,000,467	3,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $3,080,510, 0.13% - 8.88%, due 02/15/19 - 03/20/47)		1.40%		01/02/18	3,000,467	3,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $3,120,489, 4.00%, due 11/01/47)		1.41%		01/02/18	3,000,470	3,000,000
						22,000,000
U.S. Treasury Repurchase Agreements 2.8%
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $1,526,306, 1.13% - 1.50%, due 07/15/20 - 06/30/21)		1.30%		01/02/18	1,496,294	1,496,078
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $4,080,671, 2.13%, due 02/29/24)		1.40%		01/02/18	4,000,622	4,000,000
						5,496,078
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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Other Repurchase Agreements** 5.5%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,874, 4.75% - 7.59%, due 05/01/21 - 11/11/30)		1.57%		01/03/18	1,000,305	1,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,027, 6.25%, due 04/25/28)		1.53%		01/04/18	3,000,893	3,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,424, 3.61%, due 08/14/34)		1.64%		02/02/18	1,004,191	1,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,450,000, 0.00% - 5.55%, due 05/27/25 - 02/15/30)		1.75%		02/02/18	3,009,188	3,000,000
WELLS FARGO SECURITIES LLC
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,321,741, 5.86%, due 01/21/26)		1.88%		04/03/18	2,017,547	2,000,000
Issued 11/07/17, repurchase date 05/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,161,159, 3.36% - 5.00%, due 06/06/24 - 01/15/26)		1.93%		04/03/18	1,007,881	1,000,000
						11,000,000
Total Repurchase Agreements
(Cost $38,496,078)						38,496,078
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $61,304,224 or 30.8% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
AUTH —	Authority
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

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Schwab Retirement Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Retirement Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$162,292,312
Repurchase agreements, at cost and value (Note 2a)		38,496,078
Cash		66
Receivables:
Interest		160,868
Fund shares sold		24,468
Prepaid expenses	+	15,044
Total assets		200,988,836
Liabilities
Payables:
Investment adviser and administrator fees		36,915
Fund shares redeemed		2,027,439
Distributions to shareholders		15,007
Accrued expenses	+	69,256
Total liabilities		2,148,617
Net Assets
Total assets		200,988,836
Total liabilities	–	2,148,617
Net assets		$198,840,219
Net Assets by Source
Capital received from investors		198,840,219

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$198,840,219		198,846,247		$1.00

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Retirement Advantage Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$2,837,754
Expenses
Investment adviser and administrator fees		830,525
Shareholder service fees		482,803
Portfolio accounting fees		88,892
Custodian fees		56,456
Professional fees		37,648
Independent trustees’ fees		29,924
Registration fees		21,833
Shareholder reports		7,823
Transfer agent fees		1,616
Interest expense		56
Other expenses	+	9,276
Total expenses		1,566,852
Expense reduction by CSIM and its affiliates	–	545,976
Net expenses	–	1,020,876
Net investment income		1,816,878
Realized Gains (Losses)
Net realized gains on investments		4,731
Increase in net assets resulting from operations		$1,821,609
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Retirement Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$1,816,878	$963,945
Net realized gains	+	4,731	17,920
Increase in net assets from operations		1,821,609	981,865
Distributions to Shareholders
Distributions from net investment income		(1,816,878)	(972,921)
Distributions from net realized gains	+	(3,159)	(11,933)
Total distributions		(1,820,037)	(984,854)
Transactions in Fund Shares*
Shares sold		177,060,837	324,887,783
Shares reinvested		1,771,707	972,972
Shares redeemed	+	(231,554,710)	(773,871,163)
Net transactions in fund shares		(52,722,166)	(448,010,408)
Net Assets
Beginning of period		251,560,813	699,574,210
Total decrease	+	(52,720,594)	(448,013,397)
End of period		$198,840,219	$251,560,813
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.73%	0.13%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.48% [3],[4]	0.55% [3]	0.27% [3]	0.21% [3]	0.25% [3]
Gross operating expenses	0.64%	0.65%	0.64%	0.64%	0.64%
Net investment income (loss)	0.73%	0.11%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$568	$607	$1,025	$939	$1,047

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
21
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 63.9% of net assets
Asset-Backed Commercial Paper 20.9%
ALPINE SECURITIZATION LTD	a,b	1.43%		01/31/18	4,000,000	3,995,267
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.45%		02/05/18	3,000,000	2,995,800
	a,b	1.45%		02/14/18	1,000,000	998,240
	a,b	1.53%		03/01/18	1,000,000	997,509
BARTON CAPITAL SA	a,b	1.46%		02/05/18	2,000,000	1,997,181
	a,b	1.58%		03/05/18	1,000,000	997,252
BEDFORD ROW FUNDING CORP	a,b	1.49%		04/10/18	1,500,000	1,493,895
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	1,000,000	999,883
	a,b	1.48%		01/31/18	1,000,000	998,767
	a,b	1.55%		02/05/18	2,000,000	1,996,986
CAFCO LLC	a,b	1.63%		03/20/18	5,000,000	4,982,450
CANCARA ASSET SECURITISATION LLC	a,b	1.55%		03/01/18	5,000,000	4,987,381
CHARTA LLC	a,b	1.52%		01/04/18	2,000,000	1,999,747
	a,b	1.41%		03/09/18	1,000,000	997,394
	a,b	1.51%		04/09/18	2,000,000	1,991,833
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		01/24/18	5,000,000	4,995,432
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.51%		03/28/18	4,000,000	3,985,667
	a,b	1.61%		05/07/18	1,000,000	994,400
CRC FUNDING LLC	a,b	1.79%		03/26/18	1,000,000	995,847
	a,b	1.79%		03/27/18	2,000,000	1,991,594
CROWN POINT CAPITAL COMPANY LLC	a,b	1.43%		01/31/18	3,000,000	2,996,441
GOTHAM FUNDING CORP	a,b	1.84%		03/22/18	5,000,000	4,979,667
	a,b	1.84%		03/27/18	3,000,000	2,987,037
KELLS FUNDING LLC	a,b	1.42%		01/30/18	4,000,000	3,996,213
	a,b	1.41%		02/07/18	4,000,000	3,995,022
	a,b	1.46%		02/22/18	6,000,000	5,988,883
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
LMA AMERICAS LLC	a,b	1.58%		03/07/18	3,000,000	2,991,496
	a,b	1.78%		03/19/18	900,000	896,593
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.40%		01/23/18	2,000,000	1,998,289
	a,b	1.84%		03/26/18	3,000,000	2,987,190
METLIFE SHORT TERM FUNDING LLC	a,b	1.42%		02/05/18	1,000,000	998,629
	a,b	1.41%		03/12/18	1,000,000	997,278
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.64%		03/02/18	5,000,000	4,986,417
OLD LINE FUNDING LLC	a,b	1.35%		01/16/18	4,000,000	3,997,750
	a,b	1.41%		01/22/18	7,000,000	6,994,283
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.51%		02/20/18	3,000,000	2,993,750
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	5,500,000	5,499,585
THUNDER BAY FUNDING LLC	a,b	1.35%		01/16/18	3,000,000	2,998,312
	a,b	1.38%		01/26/18	2,000,000	1,998,097
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.42%		02/01/18	3,000,000	2,996,332
VICTORY RECEIVABLES CORP	a,b	1.38%		01/16/18	2,000,000	1,998,850
	a,b	1.37%		01/18/18	1,000,000	999,353
	a,b	1.44%		02/06/18	2,000,000	1,997,140
						118,665,132
Financial Company Commercial Paper 7.1%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.40%		02/07/18	1,000,000	998,571
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.28%		01/02/18	3,000,000	2,999,893
BPCE SA	b	1.66%		03/08/18	5,000,000	4,984,875
COMMONWEALTH BANK OF AUSTRALIA	b	1.67%		02/27/18	5,000,000	4,986,858
DNB BANK ASA	b	1.39%		01/05/18	3,000,000	2,999,537
ERSTE ABWICKLUNGSANSTALT	b	1.39%		01/30/18	3,000,000	2,996,665
HSBC USA INC	b	1.40%		01/25/18	4,000,000	3,996,293
ING US FUNDING LLC	a	1.42%		02/05/18	1,000,000	998,629
MACQUARIE BANK LTD	b	1.48%		02/02/18	2,000,000	1,997,387
NATIONWIDE BUILDING SOCIETY	b	1.35%		01/16/18	5,000,000	4,997,188
NRW BANK	b	1.42%		03/05/18	2,000,000	1,995,065
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.39%		01/25/18	1,000,000	999,080
SWEDBANK AB		1.41%		02/09/18	1,000,000	998,483
UNITED OVERSEAS BANK LTD	b	1.40%		02/14/18	2,300,000	2,296,093
	b	1.53%		03/01/18	2,000,000	1,995,018
						40,239,635
Non-Financial Company Commercial Paper 4.4%
GENERAL ELECTRIC CO		1.42%		01/02/18	13,000,000	12,999,487
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
TOYOTA CREDIT CANADA INC		1.63%		05/07/18	4,000,000	3,977,320
TOYOTA MOTOR CREDIT CORP		1.40%		02/20/18	8,000,000	7,984,556
						24,961,363
Certificates of Deposit 18.8%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.53%		01/31/18	4,000,000	4,000,000
BANK OF MONTREAL (CHICAGO BRANCH)		1.42%		01/02/18	2,000,000	2,000,000
		1.35%		01/18/18	4,000,000	4,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.45%		03/08/18	1,000,000	1,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		1.55%		05/29/18	4,000,000	3,995,669
CITIBANK NA (NEW YORK BRANCH)		1.38%		02/16/18	5,000,000	5,000,000
		1.70%		03/19/18	7,000,000	7,000,000
		1.75%		03/20/18	2,000,000	2,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	5,000,000	5,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.39%		02/07/18	3,000,000	3,000,015
		1.51%		03/01/18	1,000,000	1,000,008
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	4,000,000	4,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.40%		01/31/18	4,000,000	4,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.53%		01/26/18	3,000,000	3,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	2,000,000	1,999,999
		1.39%		01/05/18	1,000,000	1,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	3,000,000	3,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.58%		01/23/18	7,000,000	7,000,000
		1.46%		03/19/18	1,000,000	1,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)		1.38%		01/31/18	2,500,000	2,500,000
		1.62%		03/26/18	2,500,000	2,500,000
NATIXIS (NEW YORK BRANCH)		1.60%		03/07/18	4,000,000	4,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	1,000,000	1,000,000
		1.48%		04/23/18	2,000,000	2,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.36%		01/04/18	1,000,000	1,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.56%		03/06/18	4,000,000	4,000,000
		1.70%		03/09/18	7,000,000	7,002,345
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	3,000,000	3,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	2,000,000	1,999,999
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	4,000,000	4,000,000
		1.35%		02/02/18	1,000,000	1,000,000
		1.41%		03/01/18	2,000,000	2,000,000
		1.55%		04/30/18	6,000,000	6,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)		1.66%		02/21/18	2,000,000	2,000,000
						106,998,035
24
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Non-Negotiable Time Deposits 11.5%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.35%		01/02/18	1,000,000	1,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.38%		01/03/18	2,000,000	2,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	13,000,000	13,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.38%		01/03/18	7,000,000	7,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.30%		01/02/18	7,000,000	7,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	11,000,000	11,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	5,000,000	5,000,000
		1.37%		01/03/18	8,000,000	8,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	10,000,000	10,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.42%		01/03/18	1,000,000	1,000,000
						65,000,000
Other Instruments 1.2%
BANK OF AMERICA NA		1.40%		01/22/18	3,000,000	3,000,000
		1.40%		02/16/18	4,000,000	4,000,000
						7,000,000
Total Fixed-Rate Obligations
(Cost $362,864,165)						362,864,165

Variable-Rate Obligations 18.9% of net assets
Financial Company Commercial Paper 4.0%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.91%	01/16/18	02/13/18	2,000,000	2,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	1,500,000	1,500,000
(1 mo. USD-LIBOR + 0.12%)	a	1.50%	01/04/18	04/04/18	5,000,000	5,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.56%	01/08/18	05/08/18	2,000,000	2,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.65%	01/22/18	03/21/18	2,000,000	2,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.71%	01/29/18	05/29/18	5,000,000	5,000,000
						22,500,000
Certificates of Deposit 10.9%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.54%	01/08/18	03/08/18	500,000	500,000
25
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.65%	01/22/18	03/20/18	4,000,000	4,000,000
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	3,000,000	3,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.53%	01/08/18	02/08/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.17%)		1.66%	01/17/18	04/17/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)		1.61%	01/16/18	06/14/18	2,000,000	2,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	06/29/18	5,000,000	5,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.58%	01/16/18	03/15/18	500,000	500,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.69%		01/19/18	2,000,000	2,000,000
(1 mo. USD-LIBOR + 0.18%)		1.54%	01/02/18	03/01/18	3,000,000	3,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.65%	01/22/18	03/22/18	2,500,000	2,500,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	05/29/18	5,000,000	5,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.18%)		1.73%	01/25/18	05/25/18	1,000,000	1,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.52%	01/02/18	02/01/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.20%)		1.57%	01/03/18	05/03/18	4,000,000	4,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.69%		01/30/18	1,000,000	1,000,000
(1 mo. USD-LIBOR + 0.12%)		1.52%	01/08/18	02/07/18	1,500,000	1,500,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	2,000,000	2,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/02/18	03/02/18	2,000,000	2,000,000
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.14%)		1.69%	01/29/18	05/29/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.20%)		1.77%	01/30/18	08/30/18	9,000,000	9,000,000
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.16%)		1.73%	01/29/18	06/29/18	1,000,000	1,000,000
						62,000,000
Variable Rate Demand Notes 2.4%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.53%		01/05/18	1,000,000	1,000,000
26
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BLUE MOUNTAIN ENTERPRISES, LLC
VARIABLE RATE DEMAND BONDS SERIES 2013 (LOC: WELLS FARGO BANK NA)	c	1.70%		01/05/18	3,330,000	3,330,000
CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK
TAXABLE RB (CAPITAL CORRUGATED) SERIES 2016B (LOC: COMERICA BANK)	c	1.75%		01/05/18	2,600,000	2,600,000
EAGLE CNTY
RB (BC HOUSING) SERIES 1997B (LOC: WELLS FARGO BANK NA)	c	1.66%		01/05/18	1,500,000	1,500,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	1,000,000	1,000,000
LABCON NORTH AMERICA
TAXABLE BONDS SERIES 2010 (LOC: BANK OF THE WEST)	c	1.70%		01/05/18	1,220,000	1,220,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	1,000,000	1,000,000
						13,650,000
Other Instruments 1.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.51%	01/08/18	02/07/18	3,000,000	3,000,000
(1 mo. USD-LIBOR + 0.12%)		1.50%	01/05/18	04/05/18	4,000,000	4,000,000
						7,000,000
Non-Financial Company Commercial Paper 0.4%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/19/18	03/16/18	2,000,000	2,000,000
Total Variable-Rate Obligations
(Cost $107,150,000)						107,150,000
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 17.3% of net assets
U.S. Government Agency Repurchase Agreements* 11.1%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $9,181,479, 0.00% - 4.13%, due 01/04/18 - 05/01/35)		1.40%		01/02/18	9,001,400	9,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $28,840,000, 3.50%, due 10/01/46)		1.41%		01/02/18	28,004,387	28,000,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $1,020,024, 0.13%, due 04/15/22)		1.41%		01/02/18	1,000,157	1,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $8,241,282, 3.00% - 4.00%, due 11/01/32 - 10/01/47)		1.40%		01/02/18	8,001,244	8,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $8,200,993, 0.13% - 8.88%, due 02/15/19 - 03/20/47)		1.40%		01/02/18	8,001,244	8,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $9,361,467, 4.00%, due 11/01/47)		1.41%		01/02/18	9,001,410	9,000,000
						63,000,000
U.S. Treasury Repurchase Agreements 0.4%
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $1,213,510, 1.13% - 1.25%, due 02/28/20 - 06/30/21)		1.30%		01/02/18	1,189,650	1,189,478
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $1,020,187, 2.00%, due 02/15/23)		1.40%		01/02/18	1,000,156	1,000,000
						2,189,478
Other Repurchase Agreements** 5.8%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,279, 5.75% - 7.59%, due 03/15/25 - 11/11/30)		1.57%		01/03/18	3,000,916	3,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,027, 6.25%, due 04/25/28)		1.53%		01/04/18	3,000,893	3,000,000
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,155,706, 4.20%, due 12/26/29)		1.88%		02/02/18	1,001,880	1,000,000
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,271, 3.61%, due 08/14/34)		1.62%		01/03/18	3,000,945	3,000,000
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,271, 3.61%, due 08/14/34)		1.64%		02/02/18	3,012,573	3,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,760,050, 1.47% - 6.75%, due 08/01/19 - 04/01/46)		1.96%		03/29/18	5,032,394	5,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,600,000, 5.55%, due 05/27/25)		1.75%		02/02/18	4,012,250	4,000,000
WELLS FARGO SECURITIES LLC
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,151,520, 6.06%, due 03/30/40)		1.57%		01/02/18	1,000,305	1,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,201, 4.53%, due 10/17/22)		1.57%		01/02/18	1,000,174	1,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $2,300,707, 3.04%, due 09/25/44)		1.58%		01/04/18	2,000,614	2,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,150,354, 5.86% - 6.36%, due 01/21/26 - 04/20/26)		1.58%		01/05/18	1,000,307	1,000,000
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,965,220, 4.22%, due 03/17/45)		1.88%		04/03/18	6,052,640	6,000,000
						33,000,000
Total Repurchase Agreements
(Cost $98,189,478)						98,189,478
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $164,912,330 or 29.0% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

29
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
30
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$470,014,165
Repurchase agreements, at cost and value (Note 2a)		98,189,478
Cash		99
Receivables:
Fund shares sold		1,276,946
Interest		487,574
Prepaid expenses	+	28,911
Total assets		569,997,173
Liabilities
Payables:
Investment adviser and administrator fees		139,855
Fund shares redeemed		1,847,144
Distributions to shareholders		83,983
Accrued expenses	+	98,906
Total liabilities		2,169,888
Net Assets
Total assets		569,997,173
Total liabilities	–	2,169,888
Net assets		$567,827,285
Net Assets by Source
Capital received from investors		567,827,285

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$567,827,285		567,740,811		$1.00

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Investor Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$7,249,274
Expenses
Investment adviser and administrator fees		2,099,007
Shareholder service fees		1,357,002
Portfolio accounting fees		99,533
Custodian fees		82,083
Shareholder reports		48,972
Registration fees		41,155
Professional fees		40,180
Independent trustees’ fees		31,094
Transfer agent fees		5,947
Interest expense		465
Other expenses	+	12,456
Total expenses		3,817,894
Expense reduction by CSIM and its affiliates	–	921,795
Net expenses	–	2,896,099
Net investment income		4,353,175
Increase in net assets resulting from operations		$4,353,175
32
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
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Schwab Investor Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$4,353,175	$885,849
Net realized gains	+	—	106,701
Increase in net assets from operations		4,353,175	992,550
Distributions to Shareholders
Distributions from net investment income		(4,353,175)	(885,849)
Distributions from net realized gains	+	—	(19,553)
Total distributions		(4,353,175)	(905,402)
Transactions in Fund Shares*
Shares sold		365,833,109	446,488,753
Shares reinvested		3,953,622	842,248
Shares redeemed	+	(409,121,226)	(865,383,889)
Net transactions in fund shares		(39,334,495)	(418,052,888)
Net Assets
Beginning of period		607,161,780	1,025,127,520
Total decrease	+	(39,334,495)	(417,965,740)
End of period		$567,827,285	$607,161,780
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
33
Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report
See financial notes

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund
Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offer one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2017, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Retirement Advantage Money Fund	$38,496,078
Schwab Investor Money Fund	98,189,478
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The funds may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the funds’ liquidity falls below required minimums because of market conditions or other
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Financial Notes (continued)

3. Risk Factors (continued):
factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. Each fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. A fund may involuntarily redeem any investor who is not a natural person. Each fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” each fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, each fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low, or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
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Financial Notes (continued)

3. Risk Factors (continued):
Credit and Liquidity Enhancements Risk. The funds may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the funds. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the funds. Any decline in the value of the securities held by the fund could cause a fund’s share price or yield to fall. To the extent that a portion of a fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
Foreign Investment Risk. Although the funds may invest only in U.S. dollar denominated securities, a fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fees paid to CSIM by the Schwab Retirement Advantage Money Fund and the Schwab Investor Money Fund were 0.35% and 0.35%, respectively, as a percentage of each fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Shareholder Servicing Fee
Schwab Retirement Advantage Money Fund	0.15%
Schwab Investor Money Fund	0.15%
Prior to October 3, 2017, the annual shareholder servicing fee was as follows:
Shareholder Servicing Fee
Schwab Retirement Advantage Money Fund	0.22%
Schwab Investor Money Fund	0.25%
Contractual Expense Limitations
CSIM and its affiliates have made an additional agreement with the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.35%. Prior to October 3, 2017, the expense limitation for the Schwab Retirement Advantage Money Fund was 0.49% and the Schwab Investor Money Fund had no expense limitation.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund expenses equal to 0.035% of the funds’ average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount	Voluntary Waived/ Reimbursed Amount
Schwab Retirement Advantage Money Fund	$545,976	$545,976	$—
Schwab Investor Money Fund	921,795	464,432	457,363
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for each fund. For Schwab Retirement Advantage Money Fund there were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017. Refer to the preceding table for the amounts voluntarily waived/reimbursed by Schwab Investor Money Fund.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the funds’ investments was as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Tax cost	$200,788,390	$568,203,643
As of December 31, 2017, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had no capital loss carryforwards.
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Financial Notes (continued)

7. Federal Income Taxes (continued):
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Current period distributions
Ordinary income	$1,820,037	$4,353,175
Prior period distributions
Ordinary income	$984,854	$905,402
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the funds made the following reclassifications:
	Schwab Retirement Advantage Money Fund	Schwab Investor Money Fund
Capital shares	$1,572	$—
Net realized capital gains and losses	(1,572)	—
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the five years in the period ended December 31, 2017 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Other Federal Tax Information (unaudited)

Under section 852(b)(3)(C) of the Internal Revenue Code, the Schwab Retirement Advantage Money Fund hereby designates $1,119 as long-term capital gain dividends for the fiscal year ended December 31, 2017.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund  |  Annual Report

Notes

Notes

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13860-21
00204815

Annual Report  |  December 31, 2017
Schwab Retirement Government Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Retirement Government Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund

The Schwab Retirement Government Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 45 days and ending at 25 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	25 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Retirement Government Money Fund
Ticker Symbol	SNRXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.09%
Seven-Day Yield (without waivers)[2]	0.89%
Seven-Day Effective Yield (with waivers)[2]	1.09%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Retirement Government Money Fund
Actual Return	0.20%	$1,000.00	$1,004.50	$1.01
Hypothetical 5% Return	0.20%	$1,000.00	$1,024.19	$1.02

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation was changed to 0.19%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been $0.96 and $0.97, respectively (see financial note 4).
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Retirement Government Money Fund  |  Annual Report

Schwab Retirement Government Money Fund
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	5/17/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	0.00 [3]
Net realized and unrealized gains (losses)	0.00 [3]	(0.00) [3]
Total from investment operations	0.01	0.00 [3]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [3]
Net asset value at end of period	$1.00	$1.00
Total return	0.70%	0.11% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]	0.20% [6]
Gross operating expenses	0.37%	0.43% [6]
Net investment income (loss)	0.72%	0.20% [6]
Net assets, end of period (x 1,000,000)	$876	$658

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per-share amount was less than $0.005.
4
Not annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
6
Annualized.
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 44.0% of net assets
U.S. Government Agency Debt 40.7%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.42%		04/02/18	500,000	500,265
		4.25%		04/16/18	1,000,000	1,008,750
		0.75%		04/18/18	1,000,000	998,681
FEDERAL HOME LOAN BANKS		1.05%		01/03/18	4,000,000	3,999,766
		1.15%		01/03/18	10,000,000	9,999,364
		1.15%		01/05/18	1,000,000	999,873
		1.09%		01/10/18	23,500,000	23,493,602
		1.18%		01/10/18	15,000,000	14,995,575
		1.09%		01/11/18	10,000,000	9,996,986
		1.24%		01/11/18	3,885,000	3,883,662
		1.09%		01/12/18	3,600,000	3,598,804
		1.15%		01/12/18	20,000,000	19,993,039
		1.23%		01/12/18	30,000,000	29,988,743
		1.15%		01/16/18	200,000	199,904
		1.10%		01/17/18	28,200,000	28,186,265
		1.12%		01/17/18	20,000,000	19,990,044
		1.12%		01/24/18	6,000,000	5,995,726
		1.14%		01/24/18	1,000,000	999,274
		1.25%		01/24/18	3,000,000	2,997,604
		1.14%		01/31/18	17,000,000	16,983,828
		1.27%		01/31/18	2,500,000	2,497,352
		1.11%		02/02/18	10,000,000	9,990,178
		1.29%		02/02/18	3,000,000	2,996,568
		1.31%		02/05/18	500,000	499,366
		1.15%		02/07/18	750,000	749,115
		1.22%		02/07/18	3,500,000	3,495,629
		1.30%		02/07/18	2,000,000	1,997,328
		1.12%		02/09/18	4,700,000	4,694,297
		1.26%		02/14/18	4,000,000	3,993,850
		1.29%		02/16/18	6,500,000	6,489,286
		1.30%		02/16/18	8,000,000	7,986,711
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.13%		02/21/18	7,100,000	7,088,674
		1.31%		02/21/18	20,000,000	19,962,968
		1.31%		02/26/18	5,500,000	5,488,792
		1.14%		02/28/18	3,205,000	3,199,113
		1.13%		03/02/18	7,000,000	6,986,875
		1.14%		03/14/18	9,000,000	8,979,480
		0.88%		03/19/18	4,455,000	4,452,256
		1.15%		03/19/18	500,000	498,770
		1.18%		03/28/18	7,200,000	7,179,790
		1.00%		03/29/18	2,100,000	2,099,269
		1.21%		04/06/18	1,750,000	1,744,435
		4.11%		04/18/18	5,960,000	6,010,329
		1.13%		04/25/18	6,000,000	5,998,205
		1.20%		04/27/18	200,000	199,227
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.11%		02/08/18	8,000,000	7,990,669
		1.05%		02/26/18	14,500,000	14,497,686
		0.88%		03/07/18	1,729,000	1,728,161
		0.75%		04/09/18	4,500,000	4,494,803
		5.00%		05/01/18	2,350,000	2,379,113
FEDERAL NATIONAL MORTGAGE ASSOCIATION		1.40%		02/15/18	20,000	19,965
		1.00%		03/28/18	1,400,000	1,399,470
						356,597,485
U.S. Treasury Debt 3.3%
UNITED STATES TREASURY		3.50%		02/15/18	10,000,000	10,028,438
		2.75%		02/28/18	4,000,000	4,009,953
		1.21%		04/05/18	15,000,000	14,952,706
						28,991,097
Total Fixed-Rate Obligations
(Cost $385,588,582)						385,588,582

Variable-Rate Obligations 19.5% of net assets
U.S. Government Agency Debt 19.5%
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.03%)		1.31%		01/02/18	7,000,000	7,000,056
(3 mo. USD-LIBOR - 0.28%)		1.08%		01/19/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.17%)		1.37%		01/22/18	21,000,000	21,000,000
(3 mo. USD-LIBOR - 0.28%)		1.10%		01/26/18	4,000,000	4,000,000
(3 mo. USD-LIBOR - 0.11%)		1.29%		02/05/18	4,000,000	3,999,939
(3 mo. USD-LIBOR - 0.38%)		1.02%		02/09/18	8,000,000	8,000,000
(3 mo. USD-LIBOR - 0.15%)		1.27%		02/16/18	2,500,000	2,500,408
(3 mo. USD-LIBOR - 0.16%)		1.30%		02/26/18	10,000,000	10,001,095
(1 mo. USD-LIBOR - 0.15%)		1.30%	01/12/18	03/12/18	9,000,000	9,000,000
(3 mo. USD-LIBOR - 0.17%)		1.40%		03/14/18	8,110,000	8,111,438
(3 mo. USD-LIBOR - 0.22%)		1.39%		03/19/18	3,000,000	3,000,595
(3 mo. USD-LIBOR - 0.31%)		1.33%		03/21/18	3,500,000	3,500,088
(1 mo. USD-LIBOR - 0.15%)		1.36%	01/20/18	04/20/18	8,445,000	8,444,898
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
(1 mo. USD-LIBOR - 0.15%)		1.41%	01/26/18	04/26/18	1,450,000	1,449,980
(3 mo. USD-LIBOR - 0.35%)		1.06%	02/13/18	05/11/18	3,000,000	2,999,994
(3 mo. USD-LIBOR - 0.35%)		1.07%	02/15/18	05/15/18	6,000,000	6,000,048
(3 mo. USD-LIBOR - 0.04%)		1.48%	03/07/18	06/07/18	2,500,000	2,502,436
(1 mo. USD-LIBOR - 0.14%)		1.23%	01/03/18	07/03/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.41%	01/24/18	07/24/18	3,000,000	3,000,000
(1 mo. USD-LIBOR - 0.15%)		1.41%	01/27/18	07/27/18	5,000,000	5,000,000
(3 mo. USD-LIBOR - 0.27%)		1.07%	01/05/18	10/05/18	2,500,000	2,500,000
(1 mo. USD-LIBOR - 0.13%)		1.30%	01/10/18	10/10/18	3,500,000	3,500,000
(1 mo. USD-LIBOR - 0.11%)		1.32%	01/11/18	10/11/18	5,000,000	5,000,000
(1 mo. USD-LIBOR - 0.13%)		1.35%	01/15/18	11/15/18	9,000,000	9,000,000
(1 mo. USD-LIBOR - 0.13%)		1.36%	01/16/18	11/16/18	7,500,000	7,500,000
(1 mo. USD-LIBOR - 0.09%)		1.38%	01/14/18	01/14/19	11,000,000	11,000,039
(1 mo. USD-LIBOR - 0.07%)		1.36%	01/11/18	02/11/19	10,000,000	10,000,000
(1 mo. USD-LIBOR - 0.07%)		1.48%	01/25/18	02/25/19	7,500,000	7,500,000
Total Variable-Rate Obligations
(Cost $171,011,014)						171,011,014
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 36.5% of net assets
U.S. Government Agency Repurchase Agreements* 29.1%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $88,954,891, 3.50% - 4.50%, due 10/01/25 - 02/20/47)		1.37%		01/02/18	86,363,972	86,350,827
JP MORGAN SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $32,960,000, 2.50% - 4.50%, due 11/01/28 - 10/01/47)		1.43%		01/02/18	32,005,084	32,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $74,160,000, 3.50%, due 01/01/48)		1.41%		01/02/18	72,011,280	72,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $9,180,053, 2.00%, due 12/31/21)		1.41%		01/02/18	9,001,410	9,000,000
WELLS FARGO SECURITIES LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by U.S. Government Agency Securities valued at $57,215,016, 3.50% - 4.00%, due 12/01/32 - 11/01/47)		1.35%		01/03/18	55,014,438	55,000,000
						254,350,827
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Schwab Retirement Government Money Fund  |  Annual Report
See financial notes

Schwab Retirement Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 7.4%
BARCLAYS BANK PLC
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Treasury Securities valued at $25,506,664, 0.88% - 1.38%, due 06/30/19 - 07/31/23)		1.34%		01/04/18	25,006,514	25,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by U.S. Treasury Securities valued at $40,810,834, 0.00% - 8.50%, due 02/22/18 - 11/15/22)		1.36%		01/05/18	40,010,578	40,000,000
						65,000,000
Total Repurchase Agreements
(Cost $319,350,827)						319,350,827
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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See financial notes

Schwab Retirement Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$556,599,596
Repurchase agreements, at cost and value (Note 2a)		319,350,827
Receivables:
Fund shares sold		1,003,288
Interest		555,001
Prepaid expenses	+	9,709
Total assets		877,518,421
Liabilities
Payables:
Investment adviser and administrator fees		109,193
Fund shares redeemed		985,462
Distributions to shareholders		645,748
Accrued expenses	+	72,528
Total liabilities		1,812,931
Net Assets
Total assets		877,518,421
Total liabilities	–	1,812,931
Net assets		$875,705,490
Net Assets by Source
Capital received from investors		875,705,783
Net realized capital losses		(293)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$875,705,490		875,705,783		$1.00

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See financial notes

Schwab Retirement Government Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$7,358,761
Expenses
Investment adviser and administrator fees		2,809,299
Portfolio accounting fees		87,949
Professional fees		42,465
Registration fees		20,596
Independent trustees’ fees		15,252
Shareholder reports		11,611
Transfer agent fees		9,374
Custodian fees		3,156
Other expenses	+	10,071
Total expenses		3,009,773
Expense reduction by CSIM and its affiliates	–	1,425,974
Net expenses	–	1,583,799
Net investment income		5,774,962
Realized Gains (Losses)
Net realized gains on investments		1,688
Increase in net assets resulting from operations		$5,776,650
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See financial notes

Schwab Retirement Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		5/17/16*-12/31/16
Net investment income		$5,774,962	$369,312
Net realized gains (losses)	+	1,688	(1,981)
Increase in net assets from operations		5,776,650	367,331
Distributions to Shareholders
Distributions from net investment income		(5,774,962)	(369,312)
Transactions in Fund Shares**
Shares sold		461,451,824	723,494,846
Shares reinvested		2,257,581	125,337
Shares redeemed	+	(245,974,384)	(65,649,421)
Net transactions in fund shares		217,735,021	657,970,762
Net Assets
Beginning of period		657,968,781	—
Total increase	+	217,736,709	657,968,781
End of period		$875,705,490	$657,968,781
*	Commencement of operations.
**	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
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See financial notes

Schwab Retirement Government Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Retirement Government Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Retirement Government Money Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the fund are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
As of December 31, 2017, the fund had investments in repurchase agreements with a gross value of $319,350,827 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
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Schwab Retirement Government Money Fund
Financial Notes (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

3. Risk Factors (continued):
Stable Net Asset Value Risk. If the fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. The fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in the fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the fund, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund’s average daily net assets.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Retirement Government Money Fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%. Prior to October 3, 2017, the expense limitation was 0.20%.
During the period ended December 31, 2017, the fund waived $1,425,974 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of December 31, 2017, one shareholder of the fund owned 23% of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Schwab Retirement Government Money Fund
Financial Notes (continued)

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments was 875,950,423.
As of December 31, 2017, the fund had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had capital loss carryforwards of ($293) with no expiration.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2017, the fund had no capital losses deferred and had $1,688 capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$5,774,962
Prior period distributions
Ordinary income	$369,312
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, no such reclassifications were required.
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Retirement Government Money Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Retirement Government Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Retirement Government Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period May 17, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year ended December 31, 2017, and the changes in its net assets and the financial highlights for the year ended December 31, 2017 and for the period May 17, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Retirement Government Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Retirement Government Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Retirement Government Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Retirement Government Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Retirement Government Money Fund
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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Schwab Retirement Government Money Fund
variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Retirement Government Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Schwab Retirement Government Money Fund  |  Annual Report

Notes

Notes

Notes

Schwab Retirement Government Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95514-01
00204814

Annual Report  |  December 31, 2017
Schwab Taxable Money Funds

Schwab Government
Money Fund™
Schwab U.S. Treasury
Money Fund™
(closed to new investors)
Schwab Treasury Obligations
Money Fund™
Schwab Value Advantage
Money Fund®

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
funds covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Taxable Money Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Taxable Money Funds
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Lynn Paschen, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2011, Ms. Paschen held a number of positions at American Century Investments. She most recently was a portfolio manager, and from 2000 to 2003 worked as a fixed income trader. She has managed money market funds since 2003.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Value Advantage Money Fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.

Nicole Perret-Gentil, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Treasury Obligations Money Fund. Prior to joining CSIM in 2016, Ms. Perret-Gentil worked at Freddie Mac for 15 years, most recently as a Senior Portfolio Manager where she managed and executed trades for a fixed income strategy. Prior to that role, she served as a Portfolio Manager performing fixed income analysis, a Senior Research Analyst for investor and dealer relations, a Senior Securities Operations Analyst in loan and securities operations, and a Lead Mortgage Securities Operations Specialist. She also worked at Merrill Lynch for a year as a Senior Specialist in fixed income global banking and investments.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund

The Schwab Government Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in U.S. government securities such as U.S. Treasury bills and notes, other obligations that are issued by the U.S. government, its agencies or instrumentalities, repurchase agreements, and obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. The fund will invest at least 99.5% of its total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully by cash and/or U.S. government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. government securities including repurchase agreements that are collateralized fully by U.S. government securities (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 35 days and ending at 21 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	21 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Government Money Fund
	Sweep Shares	Investor Shares[1]
Ticker Symbol	SWGXX	SNVXX
Minimum Initial Investment	*	None
Seven-Day Yield (with waivers)[2]	0.65%	0.91%
Seven-Day Yield (without waivers)[2]	0.65%	0.80%
Seven-Day Effective Yield (with waivers)[2]	0.65%	0.91%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund

The Schwab U.S. Treasury Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government. The fund will invest at least 99.5% of its total assets in cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. Treasury securities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 50 days and ending at 19 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3,4

Statistics
Weighted Average Maturity[2]	19 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The Fund may elect to invest up to 20% of its net assets in (i) obligations that are issued by the U.S. government, its agencies or instrumentalities, including obligations that are not guaranteed by the U.S. Treasury and (ii) obligations that are issued by private issuers that are guaranteed as to principal or interest by the U.S. government, its agencies or instrumentalities. Please refer to the fund prospectus for further details on investment objectives, risks, charges, tax implications and expenses.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Taxable Money Funds  |  Annual Report

Schwab U.S. Treasury Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab U.S. Treasury Money Fund
Sweep Shares
Ticker Symbol	SWUXX
Minimum Initial Investment	*
Seven-Day Yield (with waivers)[1]	0.64%
Seven-Day Yield (without waivers)[1]	0.57%
Seven-Day Effective Yield (with waivers)[1]	0.64%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund

The Schwab Treasury Obligations Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund typically invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements backed by such investments. The fund will invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash and/or government securities; under normal circumstances, investing at least 80% of the fund’s net assets solely in U.S. Treasury obligations or repurchase agreements backed by such obligations (excluding cash). For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 45 days and ending at 20 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	20 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Treasury Obligations Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Treasury Obligations Money Fund
	Sweep Shares	Investor Shares[1]
Ticker Symbol	SNTXX	SNOXX
Minimum Initial Investment[2]	*	None
Seven-Day Yield (with waivers)[3]	0.70%	0.95%
Seven-Day Yield (without waivers)[3]	0.65%	0.80%
Seven-Day Effective Yield (with waivers)[3]	0.70%	0.95%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
*	Subject to the eligibility terms and conditions of your Schwab account agreement.
[1]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Value Advantage Money Fund

The Schwab Value Advantage Money Fund (the fund) seeks the highest current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality, short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, certificates of deposit, repurchase agreements, variable- and floating-rate debt securities, and obligations issued by the U.S. government, its agencies, or instrumentalities. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 46 days and ending at 30 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	30 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Value Advantage Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
	Schwab Value Advantage Money Fund
	Investor Shares	Ultra Shares[1]
Ticker Symbol	SWVXX	SNAXX
Minimum Initial Investment[2]	None	$1,000,000
Seven-Day Yield (with waivers)[3]	1.17%	1.32%
Seven-Day Yield (without waivers)[3]	1.04%	1.19%
Seven-Day Effective Yield (with waivers)[3]	1.18%	1.33%

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	On November 17, 2017, the Select Share class and Premier Share class of the fund were consolidated into the Ultra Share class of the fund.
[2]	Please see prospectus for further detail and eligibility requirements.
[3]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Taxable Money Funds  |  Annual Report

Schwab Taxable Money Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Government Money Fund
Sweep Shares
Actual Return	0.64%	$1,000.00	$1,002.20	$3.23
Hypothetical 5% Return	0.64%	$1,000.00	$1,021.97	$3.26
Investor Shares[3]
Actual Return	0.38%	$1,000.00	$1,003.50	$1.92
Hypothetical 5% Return	0.38%	$1,000.00	$1,023.28	$1.94
Schwab U.S. Treasury Money Fund
Actual Return	0.56%	$1,000.00	$1,002.40	$2.83
Hypothetical 5% Return	0.56%	$1,000.00	$1,022.38	$2.85
Schwab Treasury Obligations Money Fund
Sweep Shares
Actual Return	0.61%	$1,000.00	$1,002.40	$3.08
Hypothetical 5% Return	0.61%	$1,000.00	$1,022.12	$3.11
Investor Shares[4]
Actual Return	0.34%	$1,000.00	$1,003.80	$1.72
Hypothetical 5% Return	0.34%	$1,000.00	$1,023.49	$1.73
Schwab Value Advantage Money Fund[5]
Investor Shares
Actual Return	0.37%	$1,000.00	$1,004.80	$1.87
Hypothetical 5% Return	0.37%	$1,000.00	$1,023.33	$1.89
Ultra Shares
Actual Return	0.20%	$1,000.00	$1,005.70	$1.01
Hypothetical 5% Return	0.20%	$1,000.00	$1,024.19	$1.02

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation of the Schwab Government Money Fund — Sweep Shares and Investor Shares changed to 0.70% and 0.35%, Schwab U.S. Treasury Money Fund changed to 0.55%, Schwab Treasury Obligations Money Fund — Sweep Shares and Investor Shares changed to 0.60% and 0.35%, Schwab Value Advantage Money Fund — Investor Shares and Ultra Shares changed to 0.35% and 0.19%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been the following: Schwab Government Money Fund — Sweep Shares, $3.53 and $3.57, and Investor Shares, $1.77 and $1.79 , Schwab U.S. Treasury Money Fund, $2.78 and $2.80, Schwab Treasury Obligations Money Fund — Sweep Shares, $3.03 and $3.06 and Investor Shares, $1.77 and $1.79, Schwab Value Advantage Money Fund — Investor Shares, $1.77 and $1.79 and Ultra Shares, $0.96 and $0.97, respectively (see financial note 4).
[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
[3]	Effective October 3, 2017, the share class name of Purchased Shares was changed to Investor Shares.
[4]	Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
[5]	Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The actual return and hypothetical 5% return shown is that of the Ultra Shares (see financial note 1).
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Schwab Taxable Money Funds  |  Annual Report

Schwab Government Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.26%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.63% [3],[4]	0.39% [3]	0.14% [3]	0.09% [3]	0.12% [3]
Gross operating expenses	0.68%	0.71%	0.72%	0.72%	0.72%
Net investment income (loss)	0.25%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$25,324	$32,377	$23,017	$25,170	$21,706

Investor Shares	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/21/15 [6]– 12/31/15
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]
Net realized and unrealized gains (losses)	0.00 [2]	0.00 [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	(0.00) [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—
Distributions from net realized gains	(0.00) [2]	—	—
Total distributions	(0.00) [2]	(0.00) [2]	—
Net asset value at end of period	$1.00	$1.00	$1.00
Total return	0.50%	0.05%	– [7]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.40% [3],[4]	0.33%	0.20% [8]
Gross operating expenses	0.53%	0.55%	0.57% [8]
Net investment income (loss)	0.51%	0.09%	– [8]
Net assets, end of period (x 1,000,000)	$1,362	$939	$100
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
4
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
5
Effective October 3, 2017, the share class name of Purchase Shares was changed to Investor Shares.
6
Commencement of operations.
7
Not annualized.
8
Annualized.
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See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 44.7% of net assets
U.S. Government Agency Debt 42.3%
FEDERAL FARM CREDIT BANKS FUNDING CORP		1.00%		01/19/18	1,740,000	1,739,828
		1.16%		02/08/18	100,000	99,878
		1.42%		04/02/18	9,300,000	9,304,922
FEDERAL HOME LOAN BANKS		1.06%		01/02/18	350,000,000	349,989,694
		1.05%		01/03/18	49,500,000	49,497,104
		1.21%		01/03/18	175,000,000	174,988,246
		1.05%		01/05/18	479,000,000	478,944,117
		1.09%		01/09/18	70,000,000	69,983,044
		1.09%		01/10/18	474,000,000	473,870,953
		1.18%		01/10/18	183,000,000	182,946,015
		1.09%		01/11/18	305,000,000	304,908,076
		1.09%		01/12/18	96,000,000	95,968,115
		1.10%		01/12/18	200,000,000	199,932,778
		1.23%		01/12/18	617,000,000	616,768,488
		1.10%		01/17/18	106,488,000	106,436,154
		1.11%		01/17/18	727,500,000	727,145,627
		1.10%		01/19/18	555,800,000	555,495,422
		1.10%		01/24/18	7,773,000	7,767,537
		1.12%		01/24/18	493,000,000	492,648,806
		1.13%		01/24/18	50,200,000	50,163,758
		1.20%		01/24/18	4,700,000	4,696,397
		1.25%		01/24/18	158,500,000	158,373,420
		1.13%		01/26/18	100,000,000	99,921,528
		1.11%		01/29/18	150,000,000	149,870,500
		1.11%		01/30/18	185,000,000	184,834,579
		1.10%		01/31/18	1,370,000	1,368,744
		1.15%		01/31/18	580,000,000	579,447,550
		1.27%		01/31/18	347,000,000	346,632,469
		1.11%		02/02/18	539,000,000	538,470,582
		1.17%		02/02/18	350,000,000	349,635,378
		1.29%		02/02/18	596,500,000	595,817,604
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		1.22%		02/07/18	146,000,000	145,817,682
		1.30%		02/07/18	58,000,000	57,922,506
		1.12%		02/09/18	145,000,000	144,824,067
		1.15%		02/13/18	129,000	128,823
		1.26%		02/14/18	45,500,000	45,430,041
		1.28%		02/16/18	150,000	150,012
		1.29%		02/16/18	167,500,000	167,223,904
		1.30%		02/16/18	245,000,000	244,593,028
		1.13%		02/21/18	236,900,000	236,522,105
		1.31%		02/21/18	480,000,000	479,111,240
		1.15%		02/23/18	1,500,000	1,497,471
		1.31%		02/26/18	144,000,000	143,706,560
		1.14%		02/28/18	60,000,000	59,889,800
		1.13%		03/02/18	242,000,000	241,546,250
		1.30%		03/05/18	250,000,000	249,431,250
		1.17%		03/09/18	4,400,000	4,390,419
		1.38%		03/09/18	13,530,000	13,532,755
		0.88%		03/19/18	64,000,000	63,956,498
		1.15%		03/19/18	5,315,000	5,301,927
		1.18%		03/21/18	21,841,000	21,784,923
		1.18%		03/28/18	28,000,000	27,921,406
		1.21%		04/06/18	12,000,000	11,961,842
		1.25%		04/10/18	975,000	971,675
		1.23%		04/13/18	18,000,000	17,937,270
		1.13%		04/25/18	8,385,000	8,380,405
		1.00%		04/27/18	4,700,000	4,695,924
		1.28%		05/04/18	100,000,000	99,561,642
FEDERAL HOME LOAN MORTGAGE CORPORATION		1.09%		01/16/18	18,870,000	18,861,430
		1.30%		02/01/18	12,000	11,987
		1.11%		02/02/18	30,836,000	30,805,575
		1.11%		02/07/18	500,000,000	499,432,153
		1.11%		02/08/18	241,000,000	240,718,900
		1.05%		02/26/18	15,000,000	14,997,695
		0.88%		03/07/18	4,337,000	4,334,447
		5.00%		05/01/18	3,000,000	3,037,165
FEDERAL NATIONAL MORTGAGE ASSOCIATION		0.88%		02/08/18	2,450,000	2,449,227
		0.88%		03/28/18	2,804,000	2,802,207
		1.00%		04/30/18	1,000,000	999,305
		0.88%		05/21/18	12,279,000	12,262,776
						11,286,571,605
U.S. Treasury Debt 2.4%
UNITED STATES TREASURY		3.50%		02/15/18	300,000,000	300,849,706
		1.19%		04/05/18	350,000,000	348,915,671
						649,765,377
Total Fixed-Rate Obligations
(Cost $11,936,336,982)						11,936,336,982

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Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Variable-Rate Obligations 9.1% of net assets
U.S. Government Agency Debt 9.1%
FEDERAL FARM CREDIT BANKS FUNDING CORP
(1 mo. USD-LIBOR + 0.04%)		1.41%		01/02/18	4,700,000	4,700,020
FEDERAL HOME LOAN BANKS
(3 mo. USD-LIBOR - 0.03%)		1.31%		01/02/18	52,000,000	52,000,416
(3 mo. USD-LIBOR - 0.28%)		1.08%		01/19/18	97,150,000	97,150,000
(3 mo. USD-LIBOR - 0.28%)		1.10%		01/26/18	145,500,000	145,500,000
(3 mo. USD-LIBOR - 0.11%)		1.29%		02/05/18	345,500,000	345,494,730
(3 mo. USD-LIBOR - 0.38%)		1.02%		02/09/18	241,000,000	241,000,000
(3 mo. USD-LIBOR - 0.15%)		1.27%		02/16/18	97,150,000	97,165,863
(3 mo. USD-LIBOR - 0.16%)		1.30%		02/26/18	240,000,000	240,026,276
(3 mo. USD-LIBOR - 0.22%)		1.39%		03/19/18	121,500,000	121,524,116
(3 mo. USD-LIBOR - 0.31%)		1.33%		03/21/18	146,000,000	146,003,669
(3 mo. USD-LIBOR - 0.35%)		1.06%	02/13/18	05/11/18	97,000,000	96,999,799
(3 mo. USD-LIBOR - 0.35%)		1.07%	02/15/18	05/15/18	193,000,000	193,001,535
(3 mo. USD-LIBOR - 0.04%)		1.48%	03/07/18	06/07/18	97,150,000	97,244,650
(1 mo. USD-LIBOR - 0.15%)		1.41%	01/24/18	07/24/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.15%)		1.22%	01/03/18	08/03/18	250,000,000	250,000,000
(3 mo. USD-LIBOR - 0.27%)		1.07%	01/05/18	10/05/18	97,000,000	97,000,000
(1 mo. USD-LIBOR - 0.13%)		1.35%	01/15/18	11/15/18	90,000,000	90,000,000
Total Variable-Rate Obligations
(Cost $2,411,811,074)						2,411,811,074
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 46.1% of net assets
U.S. Government Agency Repurchase Agreements* 11.7%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $243,206,880, 2.38% - 5.00%, due 12/01/23 - 12/20/47)		1.37%		01/02/18	236,123,185	236,087,247
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $167,347,227, 0.63% - 7.00%, due 01/15/24 - 10/01/47)		1.40%		01/02/18	162,025,200	162,000,000
GOLDMAN SACHS & CO LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by U.S. Government Agency Securities valued at $147,900,001, 3.00%, due 08/25/46)		1.31%		01/03/18	145,036,935	145,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Government Agency Securities valued at $663,000,000, 1.74% - 6.50%, due 07/01/22 - 11/01/47)		1.32%		01/04/18	650,166,833	650,000,000
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Schwab Taxable Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
JP MORGAN SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $164,800,000, 2.50% - 4.50%, due 09/01/31 - 10/01/47)		1.43%		01/02/18	160,025,422	160,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Government Agency Securities valued at $154,505,880, 2.50% - 4.50%, due 02/01/27 - 10/01/47)		1.37%		01/04/18	150,039,958	150,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $65,920,001, 4.00%, due 11/01/47)		1.41%		01/02/18	64,010,027	64,000,000
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by U.S. Government Agency Securities valued at $206,000,001, 2.50% - 4.00%, due 05/01/30 - 06/01/47)		1.48%		01/03/18	200,057,556	200,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $273,980,000, 2.79% - 4.50%, due 01/01/23 - 10/01/47)		1.41%		01/02/18	266,041,673	266,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $95,804,901, 2.87% - 4.00%, due 11/01/32 - 01/25/48)		1.40%		01/02/18	93,014,467	93,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $267,606,263, 0.38% - 8.88%, due 02/15/19 - 05/20/47)		1.40%		01/02/18	260,040,444	260,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $430,611,794, 0.00% - 9.50%, due 01/25/18 - 01/01/49)		1.41%		01/02/18	414,064,860	414,000,000
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by U.S. Government Agency Securities valued at $322,484,631, 3.34% - 4.00%, due 11/01/27 - 01/01/48)		1.35%		01/03/18	310,081,375	310,000,000
						3,110,087,247
U.S. Treasury Repurchase Agreements 34.4%
BANK OF MONTREAL
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $25,503,897, 1.00% - 3.00%, due 11/15/45 - 02/15/46)		1.35%		01/02/18	25,003,750	25,000,000
Issued 11/02/17, repurchase date 01/29/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $307,102,314, 1.25% - 4.00%, due 02/15/18 - 06/01/47)	a	1.16%		01/05/18	300,618,667	300,000,000
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $293,804,090, 0.88% - 3.88%, due 10/15/18 - 02/15/40)		1.35%		01/02/18	288,043,200	288,000,000
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $2,291,566, 0.00% - 7.13%, due 01/18/18 - 02/15/31)		1.30%		01/02/18	2,246,603	2,246,279
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $499,929,265, 0.00% - 7.63%, due 05/24/18 - 05/15/46)		1.33%		01/02/18	490,126,719	490,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $122,418,683, 0.00% - 7.63%, due 05/03/18 - 08/15/46)		1.37%		01/02/18	120,018,267	120,000,000
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by U.S. Treasury Securities valued at $357,092,365, 0.75% - 8.75%, due 02/28/18 - 02/15/47)		1.33%		01/03/18	350,090,514	350,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Treasury Securities valued at $1,246,764,827, 0.00% - 8.13%, due 01/31/18 - 05/15/44)		1.34%		01/04/18	1,222,318,399	1,222,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by U.S. Treasury Securities valued at $1,846,688,235, 0.00% - 6.25%, due 02/22/18 - 11/15/46)		1.36%		01/05/18	1,810,478,644	1,810,000,000
BARCLAYS CAPITAL INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $2,052,764, 2.13%, due 06/30/22)		1.37%		01/02/18	2,012,746	2,012,440
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $204,028,862, 0.38% - 2.63%, due 11/15/20 - 01/15/27)		1.27%		01/02/18	200,028,222	200,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $3,060,542, 0.38%, due 01/15/27)		1.38%		01/02/18	3,000,460	3,000,000
Issued 11/20/17, repurchase date 01/22/18 (Collateralized by U.S. Treasury Securities valued at $434,455,919, 0.13% - 7.63%, due 10/31/18 - 08/15/45)		1.26%		01/05/18	425,684,250	425,000,000
Issued 11/28/17, repurchase date 02/09/18 (Collateralized by U.S. Treasury Securities valued at $214,760,325, 0.13% - 3.00%, due 07/31/18 - 05/15/47)		1.29%		01/05/18	210,285,950	210,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $3,517,488,574, 2.75% - 3.63%, due 02/15/20 - 08/15/42)		1.25%		01/02/18	3,517,488,472	3,517,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $39,785,989, 0.13% - 8.88%, due 02/15/19 - 11/15/46)		1.35%		01/02/18	39,005,850	39,000,000
Issued 12/06/17, repurchase date 01/09/18 (Collateralized by U.S. Treasury Securities valued at $102,121,426, 0.13% - 8.88%, due 07/31/18 - 11/15/46)		1.26%		01/05/18	100,105,000	100,000,000
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Schwab Taxable Money Funds  |  Annual Report
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Schwab Government Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $89,774,031, 1.63%, due 02/15/26)		1.40%		01/02/18	88,013,689	88,000,000
						9,191,258,719
Total Repurchase Agreements
(Cost $12,301,345,966)						12,301,345,966
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
a	Trade was executed as a Treasury Repurchase Agreement, however, counterparty incorrectly delivered non-treasury securities as collateral.

LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Government Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$14,348,148,056
Repurchase agreements, at cost and value (Note 2a)		12,301,345,966
Receivables:
Fund shares sold		44,918,301
Interest		10,830,039
Prepaid expenses	+	348,333
Total assets		26,705,590,695
Liabilities
Payables:
Investment adviser and administrator fees		6,879,637
Shareholder service fees		1,028,415
Fund shares redeemed		10,396,151
Distributions to shareholders		332,569
Accrued expenses	+	515,401
Total liabilities		19,152,173
Net Assets
Total assets		26,705,590,695
Total liabilities	–	19,152,173
Net assets		$26,686,438,522
Net Assets by Source
Capital received from investors		26,686,438,522

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$25,324,114,407		25,324,056,442		$1.00
Investor Shares	$1,362,324,115		1,362,327,022		$1.00

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Schwab Taxable Money Funds  |  Annual Report
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Schwab Government Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$256,966,466
Expenses
Investment adviser and administrator fees		86,968,302
Shareholder service fees:
Sweep Shares		106,244,582
Investor Shares		2,206,219
Registration fees		491,017
Portfolio accounting fees		453,721
Custodian fees		426,332
Transfer agent fees		246,900
Professional fees		232,584
Shareholder reports		187,375
Independent trustees’ fees		126,973
Interest expense		84
Other expenses	+	351,823
Total expenses		197,935,912
Expense reduction by CSIM and its affiliates	–	15,317,410
Net expenses	–	182,618,502
Net investment income		74,347,964
Realized Gains (Losses)
Net realized gains on investments		1,758,728
Increase in net assets resulting from operations		$76,106,692
22
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Government Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$74,347,964	$2,538,673
Net realized gains	+	1,758,728	180,166
Increase in net assets from operations		76,106,692	2,718,839
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(69,203,214)	(2,113,240)
Investor Shares	+	(5,144,025)	(425,433)
Total distributions from net investment income		(74,347,239)	(2,538,673)
Distributions from net realized gains
Sweep Shares		(634,412)	—
Investor Shares	+	(33,263)	—
Total distributions from net realized gains		(667,675)	—
Total distributions		(75,014,914)	(2,538,673)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		107,655,417,575	109,889,025,005
Investor Shares	+	2,696,860,904	1,864,427,240
Total shares sold		110,352,278,479	111,753,452,245
Shares Reinvested
Sweep Shares		69,785,550	2,038,902
Investor Shares	+	4,133,637	343,266
Total shares reinvested		73,919,187	2,382,168
Shares Redeemed
Sweep Shares		(114,779,438,402)	(100,531,248,418)
Investor Shares	+	(2,277,222,317)	(1,025,938,431)
Total shares redeemed		(117,056,660,719)	(101,557,186,849)
Net transactions in fund shares		(6,630,463,053)	10,198,647,564
Net Assets
Beginning of period		33,315,809,797	23,116,982,067
Total increase or decrease	+	(6,629,371,275)	10,198,827,730
End of period		$26,686,438,522	$33,315,809,797
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
23
Schwab Taxable Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Financial Statements
Financial Highlights
	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]	(0.00) [2]	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.55% [3]	0.33% [3]	0.09% [3]	0.06% [3]	0.07% [3]
Gross operating expenses	0.70%	0.72%	0.72%	0.72%	0.72%
Net investment income (loss)	0.29%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$15,538	$19,307	$20,655	$20,634	$21,894

1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
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Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 92.6% of net assets
U.S. Treasury Debt 92.6%
UNITED STATES TREASURY		1.05%		01/02/18	116,000,000	115,996,617
		1.17%		01/04/18	1,592,338,000	1,592,183,013
		1.18%		01/04/18	1,875,000,000	1,874,816,625
		1.22%		01/04/18	953,670,000	953,576,620
		1.22%		01/11/18	653,904,000	653,682,260
		1.23%		01/11/18	500,000,000	499,829,166
		1.24%		01/11/18	500,000,000	499,828,472
		0.88%		01/15/18	238,000,000	237,981,492
		1.08%		01/18/18	306,000,000	305,843,916
		1.09%		01/18/18	125,000,000	124,935,925
		1.12%		01/18/18	375,000,000	374,801,962
		1.18%		01/18/18	161,329,000	161,239,449
		1.26%		01/18/18	1,750,000,000	1,748,959,576
		1.27%		01/18/18	325,937,000	325,742,298
		1.18%		01/25/18	250,000,000	249,804,167
		1.24%		01/25/18	2,000,000,000	1,998,349,834
		0.75%		01/31/18	145,000,000	144,945,372
		0.88%		01/31/18	194,000,000	193,936,472
		1.19%		02/01/18	500,000,000	499,489,361
		1.26%		02/01/18	600,000,000	599,413,167
		1.24%		02/15/18	350,000,000	349,459,250
		1.25%		02/15/18	150,000,000	149,766,563
		3.50%		02/15/18	284,000,000	284,807,326
		0.75%		02/28/18	90,000,000	89,919,365
		2.75%		02/28/18	125,000,000	125,311,035
		0.88%		03/31/18	60,000,000	59,957,958
		0.63%		04/30/18	20,000,000	19,963,221
25
Schwab Taxable Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
		0.75%		04/30/18	127,000,000	126,820,063
		1.00%		05/15/18	25,000,000	24,982,474
Total Fixed-Rate Obligations
(Cost $14,386,343,019)						14,386,343,019

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
26
Schwab Taxable Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$14,386,343,019
Cash		441
Receivables:
Investments sold		1,733,900,000
Interest		21,857,688
Prepaid expenses	+	111,640
Total assets		16,142,212,788
Liabilities
Payables:
Investments bought		599,413,167
Investment adviser and administrator fees		4,208,658
Shareholder service fees		488,159
Accrued expenses	+	266,245
Total liabilities		604,376,229
Net Assets
Total assets		16,142,212,788
Total liabilities	–	604,376,229
Net assets		$15,537,836,559
Net Assets by Source
Capital received from investors		15,537,836,559

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$15,537,836,559		15,537,083,483		$1.00

27
Schwab Taxable Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$144,146,645
Expenses
Investment adviser and administrator fees		53,657,249
Shareholder service fees		64,585,223
Portfolio accounting fees		292,427
Custodian fees		228,969
Transfer agent fees		142,534
Professional fees		137,754
Registration fees		128,521
Independent trustees’ fees		86,243
Shareholder reports		46,650
Other expenses	+	235,343
Total expenses		119,540,913
Expense reduction by CSIM and its affiliates	–	24,727,341
Net expenses	–	94,813,572
Net investment income		49,333,073
Realized Gains (Losses)
Net realized gains on investments		1,504,982
Increase in net assets resulting from operations		$50,838,055
28
Schwab Taxable Money Funds  |  Annual Report
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Schwab U.S. Treasury Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$49,333,073	$1,402,854
Net realized gains (losses)	+	1,504,982	(185,764)
Increase in net assets from operations		50,838,055	1,217,090
Distributions to Shareholders
Distributions from net investment income		(49,333,073)	(1,402,854)
Distributions from net realized gains	+	(575,208)	—
Total distributions		(49,908,281)	(1,402,854)
Transactions in Fund Shares*
Shares sold		42,599,713,452	46,781,443,736
Shares reinvested		49,885,527	1,375,559
Shares redeemed	+	(46,419,778,143)	(48,130,547,017)
Net transactions in fund shares		(3,770,179,164)	(1,347,727,722)
Net Assets
Beginning of period		19,307,085,949	20,654,999,435
Total decrease	+	(3,769,249,390)	(1,347,913,486)
End of period		$15,537,836,559	$19,307,085,949
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
29
Schwab Taxable Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Financial Statements
Financial Highlights
Sweep Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.00 [1],[2]	0.00 [1],[2]	– [1]	—	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.00) [2]	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.30%	0.01%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.60% [3]	0.37% [3]	0.12% [3]	0.07% [3]	0.09% [3]
Gross operating expenses	0.73%	0.77%	0.77%	0.78%	0.77%
Net investment income (loss)	0.27%	0.01%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$692	$1,029	$1,286	$1,125	$1,320

Investor Shares	1/1/17– 12/31/17[4]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	– [1]	—	0.00 [2]
Net realized and unrealized gains (losses)	0.00 [2]	(0.00) [2]	0.00 [2]	(0.00) [2]	(0.00) [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	(0.00) [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	—	—	(0.00) [2]
Distributions from net realized gains	(0.00) [2]	—	—	—	—
Total distributions	(0.01)	(0.00) [2]	—	—	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.58%	0.06%	—	—	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.33% [3],[5]	0.30% [3]	0.12% [3]	0.07% [3]	0.09% [3]
Gross operating expenses	0.54%	0.58%	0.59%	0.60%	0.59%
Net investment income (loss)	0.65%	0.11%	—	—	0.01%
Net assets, end of period (x 1,000,000)	$3,125	$692	$51	$60	$80
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
4
Effective October 3, 2017, the share class name of Value Advantage Shares was changed to Investor Shares.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
30
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 23.4% of net assets
U.S. Treasury Debt 23.4%
UNITED STATES TREASURY		1.07%		01/18/18	125,000,000	124,936,693
		1.08%		01/18/18	44,000,000	43,977,560
		2.63%		01/31/18	7,000,000	7,008,271
		1.12%		02/01/18	50,000,000	49,951,864
		1.12%		02/08/18	35,000,000	34,958,788
		1.14%		02/08/18	25,000,000	24,969,983
		1.22%		02/08/18	50,000,000	49,935,822
		1.13%		02/15/18	40,000,000	39,943,750
		3.50%		02/15/18	105,000,000	105,297,670
		1.11%		02/22/18	20,000,000	19,968,078
		0.75%		02/28/18	175,000,000	174,843,198
		0.88%		03/31/18	40,000,000	39,971,972
		0.63%		04/30/18	5,000,000	4,990,805
		0.75%		04/30/18	23,000,000	22,967,413
		1.00%		05/15/18	50,000,000	49,964,948
		1.48%		06/21/18	100,000,000	99,297,950
Total Fixed-Rate Obligations
(Cost $892,984,765)						892,984,765
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 72.5% of net assets
U.S. Treasury Repurchase Agreements 72.5%
BANK OF MONTREAL
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $178,526,859, 1.75% - 2.75%, due 11/15/20 - 08/15/47)		1.35%		01/02/18	175,026,250	175,000,000
Issued 11/02/17, repurchase date 01/29/18 (Collateralized by U.S. Treasury Securities valued at $204,578,521, 0.13% - 3.00%, due 06/30/18 - 02/15/45)		1.16%		01/05/18	200,412,444	200,000,000
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Schwab Taxable Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $190,768,626, 0.13% - 3.63%, due 02/15/19 - 05/15/45)		1.35%		01/02/18	187,028,050	187,000,000
BARCLAYS BANK PLC
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $10,202,654, 0.00% - 2.25%, due 05/24/18 - 04/30/21)		1.33%		01/02/18	10,002,586	10,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $4,080,624, 1.13% - 1.38%, due 10/31/20 - 06/30/21)		1.37%		01/02/18	4,000,609	4,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Treasury Securities valued at $253,025,949, 0.00% - 8.75%, due 12/31/17 - 02/15/47)		1.34%		01/04/18	248,064,618	248,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by U.S. Treasury Securities valued at $306,080,926, 0.00% - 7.63%, due 03/08/18 - 02/15/43)		1.36%		01/05/18	300,079,333	300,000,000
BARCLAYS CAPITAL INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $69,347,401, 0.00% - 3.75%, due 01/31/18 - 10/31/24)		1.37%		01/02/18	67,997,909	67,987,560
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $251,978,648, 0.00% - 2.25%, due 01/04/18 - 08/15/46)		1.38%		01/02/18	247,037,873	247,000,000
Issued 11/20/17, repurchase date 01/22/18 (Collateralized by U.S. Treasury Securities valued at $76,668,694, 0.13% - 8.13%, due 04/15/19 - 05/15/43)		1.26%		01/05/18	75,120,750	75,000,000
Issued 11/28/17, repurchase date 02/09/18 (Collateralized by U.S. Treasury Securities valued at $245,440,375, 0.13% - 2.63%, due 08/31/18 - 04/15/22)		1.29%		01/05/18	240,326,800	240,000,000
JP MORGAN SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $204,000,030, 0.13% - 3.88%, due 01/15/21 - 02/15/45)		1.41%		01/02/18	200,031,333	200,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by U.S. Treasury Securities valued at $255,009,591, 0.00% - 3.63%, due 08/16/18 - 02/15/45)		1.35%		01/04/18	250,065,625	250,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $37,745,719, 0.13% - 4.63%, due 04/15/21 - 11/15/42)		1.35%		01/02/18	37,005,550	37,000,000
Issued 12/06/17, repurchase date 01/09/18 (Collateralized by U.S. Treasury Securities valued at $153,182,080, 0.13% - 3.63%, due 08/15/19 - 11/15/44)		1.26%		01/05/18	150,157,500	150,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $382,559,571, 1.50% - 2.25%, due 02/15/26 - 08/15/46)		1.40%		01/02/18	375,058,333	375,000,000
Total Repurchase Agreements
(Cost $2,765,987,560)						2,765,987,560

32
Schwab Taxable Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
33
Schwab Taxable Money Funds  |  Annual Report
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Schwab Treasury Obligations Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$892,984,765
Repurchase agreements, at cost and value (Note 2a)		2,765,987,560
Receivables:
Investments sold		94,000,000
Fund shares sold		80,351,356
Interest		3,637,884
Prepaid expenses	+	80,883
Total assets		3,837,042,448
Liabilities
Payables:
Investment adviser and administrator fees		1,028,999
Shareholder service fees		24,507
Fund shares redeemed		18,147,504
Distributions to shareholders		1,062,744
Accrued expenses	+	86,165
Total liabilities		20,349,919
Net Assets
Total assets		3,837,042,448
Total liabilities	–	20,349,919
Net assets		$3,816,692,529
Net Assets by Source
Capital received from investors		3,816,692,529

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Sweep Shares	$692,151,787		692,150,700		$1.00
Investor Shares	$3,124,540,742		3,124,529,356		$1.00

34
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$25,982,320
Expenses
Investment adviser and administrator fees		9,106,333
Shareholder service fees:
Sweep Shares		3,153,142
Investor Shares		3,734,950
Registration fees		160,687
Portfolio accounting fees		111,598
Custodian fees		54,317
Professional fees		51,414
Independent trustees’ fees		36,114
Transfer agent fees		22,942
Shareholder reports		16,569
Other expenses	+	31,003
Total expenses		16,479,069
Expense reduction by CSIM and its affiliates	–	5,200,244
Net expenses	–	11,278,825
Net investment income		14,703,495
Realized Gains (Losses)
Net realized gains on investments		187,381
Increase in net assets resulting from operations		$14,890,876
35
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Treasury Obligations Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$14,703,495	$258,488
Net realized gains (losses)	+	187,381	(20,022)
Increase in net assets from operations		14,890,876	238,466
Distributions to Shareholders
Distributions from net investment income
Sweep Shares		(2,238,837)	(73,770)
Investor Shares	+	(12,464,658)	(184,718)
Total distributions from net investment income		(14,703,495)	(258,488)
Distributions from net realized gains
Sweep Shares		(23,689)	—
Investor Shares	+	(104,812)	—
Total distributions from net realized gains		(128,501)	—
Total distributions		(14,831,996)	(258,488)
Transactions in Fund Shares*
Shares Sold
Sweep Shares		2,486,266,605	2,978,621,498
Investor Shares	+	5,600,974,027	874,317,354
Total shares sold		8,087,240,632	3,852,938,852
Shares Reinvested
Sweep Shares		2,261,147	72,910
Investor Shares	+	8,523,626	144,200
Total shares reinvested		10,784,773	217,110
Shares Redeemed
Sweep Shares		(2,825,412,290)	(3,235,867,014)
Investor Shares	+	(3,177,146,913)	(233,370,816)
Total shares redeemed		(6,002,559,203)	(3,469,237,830)
Net transactions in fund shares		2,095,466,202	383,918,132
Net Assets
Beginning of period		1,721,167,447	1,337,269,337
Total increase	+	2,095,525,082	383,898,110
End of period		$3,816,692,529	$1,721,167,447
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
36
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Financial Statements
Financial Highlights
Investor Shares	1/1/17– 12/31/17	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.81%	0.25%	0.01%	0.01%	0.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.39% [3]	0.41% [4]	0.27% [4]	0.21% [4]	0.25% [4]
Gross operating expenses	0.54%	0.58%	0.58%	0.58%	0.58%
Net investment income (loss)	0.84%	0.25%	0.01%	0.01%	0.01%
Net assets, end of period (x 1,000,000)	$14,955	$7,060	$6,406	$7,217	$8,425

Ultra Shares	1/1/17– 12/31/17[5]	1/1/16– 12/31/16	1/1/15– 12/31/15	1/1/14– 12/31/14	1/1/13– 12/31/13
Per-Share Data
Net asset value at beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	0.00 [1],[2]	0.00 [1],[2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses)	—	0.00 [2]	(0.00) [2]	0.00 [2]	0.00 [2]
Total from investment operations	0.01	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Less distributions:
Distributions from net investment income	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Distributions from net realized gains	—	(0.00) [2]	—	—	—
Total distributions	(0.01)	(0.00) [2]	(0.00) [2]	(0.00) [2]	(0.00) [2]
Net asset value at end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	1.00%	0.45%	0.07%	0.01%	0.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [3]	0.21% [4]	0.21% [4]	0.21% [4]	0.21% [4]
Gross operating expenses	0.33%	0.35%	0.35%	0.35%	0.35%
Net investment income (loss)	1.08%	0.44%	0.07%	0.01%	0.05%
Net assets, end of period (x 1,000,000)	$12,612	$2,015	$1,972	$1,818	$2,191
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
4
Reflects the effect of a voluntary yield waiver in excess of the contractual expense limitation (see financial note 4).
5
Effective November 17, 2017, the Select Shares and Premier Shares were combined into the Ultra Shares. The financial history as shown in the financial highlights is that of the former Ultra Shares (see financial note 1).
37
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 56.1% of net assets
Asset-Backed Commercial Paper 18.9%
ALPINE SECURITIZATION LTD	a,b	1.40%		01/02/18	52,000,000	51,997,978
	a,b	1.46%		01/30/18	38,000,000	37,955,614
	a,b	1.43%		01/31/18	8,000,000	7,990,533
	a,b	1.49%		02/15/18	10,000,000	9,981,500
	a,b	1.53%		02/15/18	6,000,000	5,988,600
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.45%		02/05/18	41,000,000	40,942,600
	a,b	1.45%		02/14/18	27,000,000	26,952,480
	a,b	1.53%		03/01/18	49,000,000	48,877,936
BARTON CAPITAL SA	a,b	1.46%		02/05/18	51,000,000	50,928,104
	a,b	1.58%		03/05/18	140,000,000	139,615,350
	a,b	1.84%		03/22/18	6,000,000	5,975,600
	a,b	1.83%		03/26/18	1,000,000	995,753
BEDFORD ROW FUNDING CORP	a,b	1.37%		01/08/18	25,000,000	24,993,389
	a,b	1.41%		01/22/18	18,000,000	17,985,300
	a,b	1.41%		01/24/18	21,000,000	20,981,217
	a,b	1.49%		04/10/18	24,000,000	23,902,320
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.40%		01/04/18	8,000,000	7,999,067
	a,b	1.41%		01/16/18	36,000,000	35,979,000
	a,b	1.48%		01/31/18	96,000,000	95,881,600
CAFCO LLC	a,b	1.53%		02/23/18	61,000,000	60,863,496
	a,b	1.55%		03/05/18	34,000,000	33,908,370
	a,b	1.61%		03/15/18	22,000,000	21,928,622
	a,b	1.63%		03/20/18	53,000,000	52,813,970
	a,b	1.79%		03/26/18	39,000,000	38,838,020
CANCARA ASSET SECURITISATION LLC	a,b	1.34%		01/02/18	34,000,000	33,998,734
	a,b	1.41%		02/01/18	13,000,000	12,984,328
	a,b	1.53%		02/26/18	116,000,000	115,725,724
	a,b	1.52%		02/27/18	10,000,000	9,976,092
	a,b	1.55%		03/01/18	8,000,000	7,979,809
38
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.55%		03/05/18	20,000,000	19,946,100
	a,b	1.57%		03/06/18	8,000,000	7,977,813
	a,b	1.58%		03/07/18	3,000,000	2,991,496
CHARIOT FUNDING LLC	a,b	1.71%		05/21/18	150,000,000	149,008,333
CHARTA LLC	a,b	1.41%		02/06/18	8,000,000	7,988,800
	a,b	1.53%		02/23/18	97,000,000	96,782,936
	a,b	1.43%		03/01/18	40,000,000	39,906,911
	a,b	1.54%		03/02/18	32,000,000	31,918,400
	a,b	1.41%		03/05/18	8,000,000	7,980,400
	a,b	1.41%		03/09/18	17,000,000	16,955,706
	a,b	1.76%		03/22/18	45,000,000	44,825,000
	a,b	1.51%		04/09/18	25,000,000	24,897,917
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		01/24/18	64,000,000	63,941,529
	a	1.44%		02/01/18	20,000,000	19,975,372
	a	1.45%		03/05/18	6,000,000	5,984,880
	a	1.85%		06/12/18	41,000,000	40,662,365
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/11/18	2,000,000	1,999,200
	a,b	1.46%		03/01/18	49,000,000	48,883,557
	a,b	1.50%		03/20/18	35,000,000	34,887,008
	a,b	1.51%		03/28/18	67,000,000	66,759,917
	a,b	1.59%		04/23/18	23,000,000	22,886,942
	a,b	1.61%		05/07/18	12,000,000	11,932,800
CRC FUNDING LLC	a,b	1.33%		01/05/18	45,000,000	44,993,400
	a,b	1.41%		01/23/18	50,000,000	49,957,222
	a,b	1.41%		02/06/18	15,000,000	14,979,000
	a,b	1.53%		02/26/18	23,500,000	23,444,436
	a,b	1.54%		03/02/18	75,000,000	74,808,750
	a,b	1.55%		03/05/18	27,000,000	26,927,235
	a,b	1.79%		03/26/18	10,000,000	9,958,467
	a,b	1.79%		03/27/18	27,000,000	26,886,525
CROWN POINT CAPITAL COMPANY LLC	a,b	1.45%		01/05/18	5,950,000	5,949,041
	a,b	1.43%		01/31/18	89,000,000	88,894,542
	a,b	1.45%		01/31/18	115,000,000	114,861,042
FAIRWAY FINANCE CO LLC	a,b	1.34%		01/16/18	25,000,000	24,986,042
	a,b	1.47%		02/09/18	11,000,000	10,982,482
	a,b	1.61%		03/07/18	16,000,000	15,953,778
GOTHAM FUNDING CORP	a,b	1.35%		01/03/18	59,000,000	58,995,575
	a,b	1.47%		01/08/18	28,000,000	27,992,051
	a,b	1.35%		01/09/18	40,000,000	39,988,000
	a,b	1.42%		02/01/18	8,000,000	7,990,287
	a,b	1.56%		03/01/18	32,000,000	31,918,711
	a,b	1.73%		03/01/18	40,000,000	39,887,244
	a,b	1.73%		03/02/18	12,000,000	11,965,600
	a,b	1.62%		03/08/18	23,000,000	22,932,112
	a,b	1.84%		03/22/18	92,000,000	91,625,867
	a,b	1.84%		03/27/18	75,000,000	74,675,937
39
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
KELLS FUNDING LLC	a,b	1.35%		01/17/18	24,000,000	23,991,067
	a,b	1.43%		01/19/18	123,000,000	122,926,712
	a,b	1.41%		02/09/18	75,000,000	74,895,000
	a,b	1.43%		02/15/18	100,000,000	99,834,333
	a,b	1.50%		02/16/18	65,000,000	64,884,318
	a,b	1.40%		02/22/18	107,500,000	107,295,332
	a,b	1.41%		03/06/18	14,000,000	13,967,878
LMA AMERICAS LLC	a,b	1.32%		01/02/18	6,000,000	5,999,780
	a,b	1.45%		01/04/18	21,000,000	20,997,462
	a,b	1.36%		01/11/18	21,000,000	20,992,067
	a,b	1.37%		01/16/18	14,000,000	13,992,067
	a,b	1.78%		03/19/18	108,100,000	107,690,751
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.36%		01/03/18	108,000,000	107,991,900
	a,b	1.41%		01/17/18	2,000,000	1,998,747
	a,b	1.84%		03/26/18	10,000,000	9,957,300
METLIFE SHORT TERM FUNDING LLC	a,b	1.40%		01/22/18	41,000,000	40,966,517
	a,b	1.41%		02/26/18	23,000,000	22,949,911
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.38%		01/10/18	70,000,000	69,975,850
	a,b	1.40%		01/11/18	2,000,000	1,999,222
	a,b	1.64%		03/02/18	37,000,000	36,899,483
	a,b	1.79%		03/05/18	100,000,000	99,688,500
OLD LINE FUNDING LLC	a,b	1.41%		01/22/18	16,000,000	15,986,933
	a,b	1.41%		03/01/18	66,000,000	65,848,567
	a,b	1.67%		03/26/18	104,000,000	103,597,173
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.39%		01/03/18	102,000,000	101,992,180
	a,b	1.39%		01/16/18	19,500,000	19,488,787
	a,b	1.46%		02/05/18	31,000,000	30,956,299
	a,b	1.46%		02/06/18	4,000,000	3,994,200
	a,b	1.51%		02/20/18	9,000,000	8,981,250
	a,b	1.82%		04/02/18	52,000,000	51,762,086
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	270,500,000	270,479,563
	a,b	1.41%		01/09/18	33,000,000	32,989,733
	a,b	1.38%		01/10/18	5,000,000	4,998,275
	a,b	1.53%		02/27/18	21,000,000	20,949,460
STARBIRD FUNDING CORP	a,b	1.36%		01/09/18	1,000,000	999,698
	a,b	1.66%		03/14/18	75,000,000	74,752,500
THUNDER BAY FUNDING LLC	a,b	1.38%		01/26/18	48,000,000	47,954,333
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.40%		01/08/18	17,000,000	16,995,372
	a,b	1.42%		02/01/18	28,000,000	27,965,762
	a,b	1.71%		03/05/18	44,500,000	44,367,612
VICTORY RECEIVABLES CORP	a,b	1.47%		01/08/18	50,000,000	49,985,806
	a,b	1.38%		01/16/18	25,000,000	24,985,625
	a,b	1.40%		01/16/18	32,000,000	31,981,333
	a,b	1.47%		01/17/18	2,000,000	1,998,702
	a,b	1.37%		01/18/18	97,000,000	96,937,246
	a,b	1.44%		02/06/18	15,000,000	14,978,550
	a,b	1.50%		02/09/18	48,000,000	47,922,000
40
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
	a,b	1.51%		02/20/18	99,000,000	98,793,750
	a,b	1.66%		03/13/18	65,000,000	64,788,479
						5,202,913,305
Financial Company Commercial Paper 5.6%
BANK OF NOVA SCOTIA	b	1.73%		03/19/18	71,000,000	70,738,799
	b	1.76%		03/19/18	3,000,000	2,988,771
BPCE SA	b	1.40%		01/04/18	208,000,000	207,975,733
	b	1.66%		03/08/18	77,000,000	76,767,075
DBS BANK LTD	b	1.37%		01/09/18	71,000,000	70,978,463
DNB BANK ASA	b	1.39%		01/05/18	100,000,000	99,984,556
ERSTE ABWICKLUNGSANSTALT	b	1.39%		01/30/18	19,000,000	18,978,878
HSBC USA INC	b	1.47%		04/05/18	52,000,000	51,802,443
ING US FUNDING LLC	a	1.42%		02/05/18	35,000,000	34,952,021
	a	1.41%		02/06/18	5,000,000	4,993,000
	a	1.45%		03/12/18	13,000,000	12,963,600
JP MORGAN SECURITIES LLC	b	1.44%		01/19/18	28,000,000	27,979,980
		1.45%		02/05/18	9,000,000	8,987,400
		1.46%		02/20/18	31,000,000	30,937,569
MACQUARIE BANK LTD	b	1.42%		01/18/18	8,000,000	7,994,673
	b	1.48%		02/02/18	51,000,000	50,933,360
	b	1.61%		03/07/18	17,000,000	16,950,889
	b	1.91%		03/20/18	59,000,000	58,757,117
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	93,000,000	92,971,893
	b	1.35%		01/16/18	17,000,000	16,990,438
	b	1.41%		02/01/18	38,500,000	38,453,586
	b	1.43%		02/05/18	43,000,000	42,940,636
	b	1.48%		02/15/18	29,000,000	28,946,713
	b	1.54%		03/01/18	40,000,000	39,899,700
NRW BANK	b	1.40%		01/17/18	32,000,000	31,980,089
	b	1.44%		02/16/18	25,000,000	24,954,319
OVERSEA-CHINESE BANKING CORPORATION LTD	b	1.39%		01/25/18	54,000,000	53,950,320
SOCIETE GENERALE SA	b	1.64%		03/05/18	71,000,000	70,797,473
SWEDBANK AB		1.41%		02/09/18	11,000,000	10,983,317
UBS AG (LONDON BRANCH)	b	1.41%		02/14/18	117,000,000	116,799,800
UNITED OVERSEAS BANK LTD	b	1.42%		02/01/18	79,000,000	78,904,081
	b	1.40%		02/14/18	15,500,000	15,473,667
	b	1.53%		03/01/18	26,000,000	25,935,231
						1,545,645,590
Certificates of Deposit 18.3%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.50%		01/31/18	52,000,000	52,000,000
	a	1.53%		01/31/18	5,000,000	5,000,000
	a	1.42%		02/06/18	158,000,000	158,000,000
41
Schwab Taxable Money Funds  |  Annual Report
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%		01/18/18	12,000,000	12,000,000
		1.37%		01/22/18	47,500,000	47,500,000
		1.53%		03/01/18	93,000,000	93,000,000
		1.42%		03/02/18	115,500,000	115,500,000
		1.55%		03/05/18	15,000,000	15,000,000
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.42%		03/19/18	54,000,000	54,000,000
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.41%		01/16/18	24,000,000	24,000,000
		1.65%		01/17/18	31,000,000	31,002,848
		1.40%		01/18/18	45,000,000	45,000,000
		1.40%		01/19/18	35,000,000	35,000,000
		1.40%		01/25/18	5,000,000	5,000,000
		1.42%		02/20/18	54,000,000	54,000,000
		1.45%		03/06/18	92,000,000	92,000,000
		1.45%		03/08/18	39,000,000	39,000,000
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.43%		01/04/18	77,000,000	77,000,000
		1.60%		02/22/18	46,000,000	46,000,000
BNP PARIBAS SA (NEW YORK BRANCH)		1.55%		05/29/18	46,000,000	45,950,192
CITIBANK NA (NEW YORK BRANCH)		1.70%		03/19/18	20,000,000	20,000,000
		1.75%		03/21/18	264,000,000	264,000,000
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		1.35%		01/04/18	6,000,000	6,000,000
CREDIT SUISSE AG (NEW YORK BRANCH)		1.46%		02/09/18	189,000,000	189,000,000
		1.44%		03/01/18	8,000,000	8,000,000
		1.49%		03/22/18	22,000,000	22,000,000
DANSKE BANK A/S (LONDON BRANCH)		1.40%		02/05/18	71,000,000	71,000,344
		1.51%		03/01/18	29,000,000	29,000,236
		1.61%		03/12/18	95,000,000	95,000,920
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	272,000,000	272,000,000
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.40%		01/31/18	192,000,000	192,000,000
HSBC BANK USA NA		1.37%		03/01/18	64,000,000	64,000,000
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	88,000,000	88,000,000
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.41%		01/05/18	21,000,000	21,000,000
		1.42%		01/09/18	31,000,000	31,000,000
		1.53%		01/26/18	63,000,000	63,000,000
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	122,000,000	121,999,949
		1.39%		01/05/18	102,000,000	101,999,943
LLOYDS BANK PLC (NEW YORK BRANCH)		1.45%		03/20/18	123,000,000	123,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.41%		01/29/18	3,000,000	3,000,000
		1.46%		03/12/18	74,000,000	74,000,000
		1.46%		03/19/18	28,000,000	28,000,000
		1.48%		04/02/18	41,500,000	41,500,000
42
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MIZUHO BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	12,000,000	12,000,000
		1.37%		01/25/18	39,000,000	39,000,000
		1.38%		01/29/18	88,000,000	88,000,000
		1.38%		01/31/18	52,500,000	52,500,000
		1.59%		02/01/18	95,000,000	95,000,000
		1.42%		02/20/18	58,000,000	58,000,000
		1.62%		03/26/18	58,500,000	58,500,000
NATIXIS (NEW YORK BRANCH)		1.40%		02/01/18	109,000,000	109,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.48%		04/23/18	201,000,000	201,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.36%		01/04/18	14,000,000	14,000,000
		1.40%		02/06/18	2,000,000	2,000,000
		1.55%		03/06/18	91,000,000	91,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.56%		03/06/18	43,000,000	43,000,000
		1.70%		03/09/18	82,000,000	82,027,470
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.35%		01/16/18	6,000,000	6,000,000
		1.36%		01/24/18	15,000,000	15,000,000
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	150,000,000	149,999,917
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	20,000,000	20,000,000
		1.35%		02/02/18	36,000,000	36,000,000
		1.40%		02/14/18	136,000,000	136,000,000
		1.42%		02/16/18	35,000,000	35,000,000
		1.41%		02/21/18	57,000,000	57,000,401
		1.41%		03/01/18	20,000,000	20,000,000
		1.54%		03/05/18	48,000,000	48,000,000
		1.60%		03/20/18	188,000,000	188,000,000
		1.55%		04/30/18	80,000,000	80,000,000
WELLS FARGO BANK NA		1.41%		02/02/18	82,000,000	82,000,000
		1.40%		02/07/18	142,000,000	142,000,000
		1.75%		03/27/18	115,000,000	115,000,000
						5,049,482,220
Non-Financial Company Commercial Paper 1.3%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.55%		03/05/18	113,000,000	112,695,465
GENERAL ELECTRIC CO		1.42%		01/02/18	50,000,000	49,998,028
TOYOTA CREDIT CANADA INC		1.63%		05/07/18	46,000,000	45,739,180
		1.63%		05/09/18	50,000,000	49,712,000
		1.64%		05/14/18	50,000,000	49,698,903
TOYOTA MOTOR CREDIT CORP		1.39%		01/11/18	35,000,000	34,986,583
		1.40%		03/08/18	6,000,000	5,984,710
						348,814,869
Non-Negotiable Time Deposits 11.4%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.35%		01/02/18	58,000,000	58,000,000
43
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (CAYMAN ISLANDS BRANCH)		1.38%		01/03/18	386,000,000	386,000,000
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	432,000,000	432,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (GRAND CAYMAN BRANCH)		1.33%		01/02/18	1,000,000	1,000,000
DBS BANK LTD (SINGAPORE BRANCH)		1.45%		01/02/18	23,000,000	23,000,000
DNB BANK ASA (GRAND CAYMAN BRANCH)		1.38%		01/03/18	445,000,000	445,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)		1.30%		01/02/18	137,000,000	137,000,000
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	684,000,000	684,000,000
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.39%		01/03/18	49,000,000	49,000,000
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	319,000,000	319,000,000
		1.37%		01/03/18	92,000,000	92,000,000
ROYAL BANK OF CANADA (TORONTO BRANCH)		1.44%		01/04/18	25,000,000	25,000,000
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	444,000,000	444,000,000
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.42%		01/02/18	59,000,000	59,000,000
						3,154,000,000
Other Instruments 0.6%
BANK OF AMERICA NA		1.40%		01/22/18	123,000,000	123,000,000
		1.40%		02/16/18	9,000,000	9,000,000
		1.40%		02/20/18	4,000,000	4,000,000
		1.50%		04/16/18	23,000,000	23,000,000
						159,000,000
Total Fixed-Rate Obligations
(Cost $15,459,855,984)						15,459,855,984

Variable-Rate Obligations 21.6% of net assets
Asset-Backed Commercial Paper 1.1%
BEDFORD ROW FUNDING CORP
(1 mo. USD-LIBOR + 0.12%)	a,b	1.49%	01/02/18	05/02/18	52,000,000	52,000,000
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	1.72%	01/26/18	04/26/18	137,000,000	137,000,000
OLD LINE FUNDING LLC
(1 mo. USD-LIBOR + 0.11%)	a,b	1.55%	01/12/18	03/12/18	59,000,000	59,000,000
(1 mo. USD-LIBOR + 0.13%)	a,b	1.68%	01/29/18	03/27/18	45,000,000	45,000,000
						293,000,000
Financial Company Commercial Paper 3.5%
BANK OF NOVA SCOTIA
(1 mo. USD-LIBOR + 0.45%)	b	1.91%	01/16/18	02/13/18	24,000,000	24,000,000
44
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE
(1 mo. USD-LIBOR + 0.17%)	b	1.72%	01/26/18	04/26/18	72,000,000	72,000,000
HSBC USA INC
(1 mo. USD-LIBOR + 0.10%)	b	1.65%		01/24/18	25,000,000	25,000,000
(1 mo. USD-LIBOR + 0.13%)	b	1.62%	01/18/18	05/18/18	100,000,000	100,000,000
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	93,000,000	93,000,000
(1 mo. USD-LIBOR + 0.12%)	a	1.49%	01/04/18	04/04/18	100,000,000	100,000,000
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.56%	01/08/18	05/08/18	257,000,000	257,000,000
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.55%	01/08/18	02/08/18	69,000,000	69,000,000
(1 mo. USD-LIBOR + 0.15%)	b	1.51%	01/02/18	03/01/18	68,000,000	68,000,000
(1 mo. USD-LIBOR + 0.14%)	b	1.65%	01/22/18	03/21/18	44,000,000	44,000,000
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.71%	01/29/18	05/29/18	101,000,000	101,000,000
						953,000,000
Certificates of Deposit 14.2%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.12%)		1.60%	01/16/18	05/15/18	118,000,000	118,000,000
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.54%	01/08/18	03/08/18	70,500,000	70,500,000
(1 mo. USD-LIBOR + 0.28%)		1.69%	01/08/18	05/08/18	41,000,000	41,020,531
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.65%	01/22/18	03/20/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	10,000,000	10,000,000
(1 mo. USD-LIBOR + 0.18%)		1.67%	01/18/18	05/18/18	143,000,000	143,000,000
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.63%	01/22/18	03/20/18	39,500,000	39,500,000
(1 mo. USD-LIBOR + 0.16%)		1.53%	01/03/18	04/03/18	44,000,000	44,000,000
(1 mo. USD-LIBOR + 0.17%)		1.66%	01/17/18	04/17/18	6,000,000	6,000,000
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	62,000,000	62,000,000
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.77%	01/24/18	04/24/18	62,000,000	62,000,000
(1 mo. USD-LIBOR + 0.14%)		1.61%	01/16/18	06/14/18	80,000,000	80,000,000
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	06/29/18	52,000,000	52,000,000
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.58%	01/16/18	03/15/18	196,000,000	196,000,000
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.55%	01/10/18	02/12/18	40,000,000	40,000,000
LLOYDS BANK PLC (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/03/18	02/05/18	21,000,000	21,000,000
45
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/23/18	20,000,000	20,000,000
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.69%		01/19/18	31,000,000	31,000,000
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/24/18	5,000,000	5,000,000
(1 mo. USD-LIBOR + 0.20%)		1.64%	01/12/18	02/12/18	41,000,000	41,000,061
(1 mo. USD-LIBOR + 0.18%)		1.54%	01/02/18	03/01/18	68,000,000	68,000,000
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.65%	01/22/18	03/22/18	110,000,000	110,000,000
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.48%	01/02/18	05/01/18	54,000,000	54,000,000
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	05/29/18	115,000,000	115,000,000
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	49,000,000	49,000,000
(1 mo. USD-LIBOR + 0.24%)		1.74%	01/19/18	04/19/18	36,000,000	36,000,000
(1 mo. USD-LIBOR + 0.18%)		1.73%	01/25/18	05/25/18	171,000,000	171,000,000
(1 mo. USD-LIBOR + 0.20%)		1.76%	01/29/18	06/28/18	180,000,000	180,000,000
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.72%		01/22/18	179,000,000	179,000,000
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	7,000,000	7,000,000
(1 mo. USD-LIBOR + 0.16%)		1.52%	01/02/18	02/01/18	22,000,000	22,000,000
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	52,000,000	52,000,000
(1 mo. USD-LIBOR + 0.18%)		1.55%	01/03/18	04/03/18	28,000,000	28,000,000
(1 mo. USD-LIBOR + 0.20%)		1.57%	01/03/18	05/03/18	101,000,000	101,000,000
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.62%		01/22/18	8,000,000	8,000,000
(1 mo. USD-LIBOR + 0.12%)		1.69%		01/30/18	161,000,000	161,000,000
(1 mo. USD-LIBOR + 0.12%)		1.52%	01/08/18	02/07/18	142,500,000	142,500,000
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	32,000,000	32,000,000
(1 mo. USD-LIBOR + 0.14%)		1.52%	01/05/18	04/05/18	112,000,000	112,000,000
TORONTO-DOMINION BANK (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.49%	01/02/18	03/02/18	131,000,000	131,000,000
UBS AG (STAMFORD BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.76%	01/22/18	05/21/18	64,000,000	64,018,797
WELLS FARGO BANK NA
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/22/18	04/20/18	11,000,000	11,000,000
(3 mo. USD-LIBOR + 0.14%)		1.51%	01/29/18	05/29/18	142,000,000	142,038,989
(1 mo. USD-LIBOR + 0.14%)		1.69%	01/29/18	05/29/18	18,000,000	18,000,000
(1 mo. USD-LIBOR + 0.16%)		1.56%	01/08/18	06/07/18	123,000,000	123,000,000
(1 mo. USD-LIBOR + 0.20%)		1.77%	01/30/18	08/30/18	231,000,000	231,000,000
46
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.23%)		1.73%	01/22/18	04/20/18	95,000,000	95,000,000
(1 mo. USD-LIBOR + 0.12%)		1.47%	01/02/18	06/01/18	101,000,000	101,000,000
(1 mo. USD-LIBOR + 0.16%)		1.73%	01/29/18	06/29/18	202,000,000	202,000,000
						3,927,578,378
Non-Financial Company Commercial Paper 0.2%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.17%)		1.67%	01/19/18	03/16/18	63,000,000	63,000,000
Variable Rate Demand Notes 1.3%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.53%		01/05/18	98,000,000	98,000,000
COMMERCE CHARTER TOWNSHIP
TAXABLE LT GO REFUNDING BONDS SERIES 2008 (LOC: PNC BANK NATIONAL ASSOCIATION)	c	1.60%		01/05/18	19,940,000	19,940,000
COOK CNTY
TAXABLE GO BONDS SERIES 2004D (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	25,000,000	25,000,000
EMF, LLC
VARIABLE RATE DEMAND BONDS SERIES 2012 (LOC: COMERICA BANK)	c	1.75%		01/05/18	3,725,000	3,725,000
GFRE HOLDINGS, LLC
VARIABLE RATE DEMAND NOTES SERIES 2009A (LOC: FEDERAL HOME LOAN BANKS)	c	1.56%		01/05/18	1,675,000	1,675,000
HARTFORD HEALTHCARE CORP
TAXABLE BONDS SERIES C (LOC: JPMORGAN CHASE BANK NA)	c	1.65%		01/05/18	14,000,000	14,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	20,600,000	20,600,000
JOHNSON CITY HEALTH & EDUCATIONAL FACILITIES BOARD
TAXABLE HOSPITAL REFUNDING RB (MOUNTAIN STATES) SERIES 2013B (LOC: US BANK NA)	c	1.65%		01/05/18	22,150,000	22,150,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (33 BOND ST) SERIES 2017A (LOC: MANUFACTURERS AND TRADERS TRUST CO)	c	1.70%		01/05/18	55,000,000	55,000,000
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2016A (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.70%		01/05/18	40,000,000	40,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	19,000,000	19,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.60%		01/05/18	15,000,000	15,000,000
UNIVERSITY HOSPITAL HEALTH SYSTEMS
HOSPITAL RB SERIES 2013C (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	38,000,000	38,000,000
						372,090,000
47
Schwab Taxable Money Funds  |  Annual Report
See financial notes

Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Other Instruments 1.3%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.49%	01/05/18	02/05/18	100,000,000	100,000,000
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	57,000,000	57,000,000
(1 mo. USD-LIBOR + 0.12%)		1.50%	01/05/18	04/05/18	91,000,000	91,000,000
(1 mo. USD-LIBOR + 0.13%)		1.62%	01/18/18	05/18/18	110,000,000	110,000,000
						358,000,000
Total Variable-Rate Obligations
(Cost $5,966,668,378)						5,966,668,378
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 21.8% of net assets
U.S. Government Agency Repurchase Agreements* 3.9%
BNP PARIBAS SA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $168,496,355, 0.13% - 3.50%, due 02/15/18 - 07/20/46)		1.40%		01/02/18	165,025,667	165,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $67,980,001, 3.50% - 4.00%, due 11/01/47 - 01/01/48)		1.41%		01/02/18	66,010,340	66,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $70,040,001, 4.00% - 4.50%, due 04/20/47 - 09/01/47)		1.41%		01/02/18	68,010,653	68,000,000
RBC CAPITAL MARKETS LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $96,835,061, 2.50% - 4.00%, due 12/01/32 - 01/25/48)		1.40%		01/02/18	94,014,622	94,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $272,398,859, 0.13% - 8.88%, due 02/15/19 - 11/20/47)		1.40%		01/02/18	265,041,222	265,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $438,948,758, 3.50% - 4.00%, due 12/01/32 - 12/01/47)		1.41%		01/02/18	422,066,113	422,000,000
						1,080,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
U.S. Treasury Repurchase Agreements 11.7%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $165,264,827, 1.25% - 2.38%, due 12/31/18 - 05/15/27)		1.35%		01/02/18	162,024,300	162,000,000
BARCLAYS BANK PLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $242,095,511, 0.75% - 7.63%, due 08/31/18 - 08/15/41)		1.30%		01/02/18	237,348,530	237,314,251
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $447,848,250, 0.00% - 3.50%, due 05/03/18 - 08/15/24)		1.37%		01/02/18	439,066,826	439,000,000
FEDERAL RESERVE BANK OF NEW YORK
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $2,177,302,424, 3.63%, due 02/15/20)		1.25%		01/02/18	2,177,302,361	2,177,000,000
RBC DOMINION SECURITIES INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $81,611,790, 0.13% - 3.13%, due 08/31/19 - 05/15/47)		1.30%		01/02/18	80,011,556	80,000,000
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $40,806,128, 0.13% - 8.88%, due 02/15/19 - 02/15/40)		1.35%		01/02/18	40,006,000	40,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $91,814,322, 0.00% - 2.25%, due 04/19/18 - 11/15/24)		1.40%		01/02/18	90,014,000	90,000,000
						3,225,314,251
Other Repurchase Agreements** 6.2%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $284,562,390, 3.22% - 10.75%, due 05/01/19 - 12/24/33)		1.57%		01/03/18	248,075,709	248,000,000
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,451,027, 4.20% - 6.25%, due 04/25/28 - 12/26/29)		1.53%		01/04/18	3,000,893	3,000,000
Issued 12/28/17, repurchase date 03/28/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $86,620,876, 5.15% - 6.20%, due 04/25/24 - 10/25/28)		1.72%		02/02/18	75,129,000	75,000,000
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $103,950,472, 4.50% - 11.32%, due 05/01/21 - 01/28/70)		1.88%		02/02/18	90,169,200	90,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
CREDIT SUISSE SECURITIES (USA) LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $49,453,710, 2.98% - 4.24%, due 09/15/47 - 10/10/48)		1.62%		01/03/18	43,013,545	43,000,000
Issued 11/02/17, repurchase date 02/15/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $151,802,110, 1.63% - 7.07%, due 02/10/22 - 09/15/58)		1.64%		02/02/18	132,553,227	132,000,000
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $230,363,145, 1.47% - 7.75%, due 02/13/18 - 04/25/83)		1.96%		03/29/18	201,295,778	200,000,000
Issued 12/29/17, repurchase date 06/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $21,850,196, 1.50% - 6.75%, due 04/15/21 - 07/25/73)		2.16%		03/29/18	19,102,600	19,000,000
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $272,550,001, 4.00% - 8.30%, due 07/25/24 - 08/25/56)		1.75%		02/02/18	237,725,813	237,000,000
RBC CAPITAL MARKETS LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $162,798,102, 0.88% - 7.00%, due 11/15/18 - 08/14/58)		1.52%		01/03/18	155,045,811	155,000,000
Issued 12/29/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $26,255,884, 3.14% - 4.25%, due 04/14/21 - 03/01/27)		1.52%		01/03/18	25,005,278	25,000,000
WELLS FARGO SECURITIES LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $44,857,824, 1.78% - 6.09%, due 01/08/20 - 11/18/48)		1.57%		01/02/18	39,006,803	39,000,000
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $35,661,887, 1.00% - 4.38%, due 09/17/18 - 08/23/29)		1.57%		01/02/18	31,009,464	31,000,000
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Schwab Value Advantage Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $87,426,851, 2.26% - 6.08%, due 07/26/35 - 01/17/59)		1.58%		01/04/18	76,023,349	76,000,000
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $77,073,672, 0.00% - 6.99%, due 06/17/19 - 05/28/47)		1.58%		01/05/18	67,020,584	67,000,000
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $182,256,599, 1.55% - 5.03%, due 10/17/31 - 01/16/60)		1.88%		04/03/18	158,377,413	157,000,000
Issued 11/07/17, repurchase date 05/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $124,244,472, 3.87% - 5.60%, due 04/27/26 - 12/17/59)		1.93%		04/03/18	107,843,249	107,000,000
						1,704,000,000
Total Repurchase Agreements
(Cost $6,009,314,251)						6,009,314,251
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,542,873,307 or 27.4% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
CNTY —	County
ETF —	Exchange-traded fund
GO —	General obligation
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
LT —	Limited tax
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Value Advantage Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at cost and value (Note 2a)		$21,426,524,362
Repurchase agreements, at cost and value (Note 2a)		6,009,314,251
Cash		6,917
Receivables:
Fund shares sold		238,117,335
Interest		24,294,611
Prepaid expenses	+	937,307
Total assets		27,699,194,783
Liabilities
Payables:
Investment adviser and administrator fees		3,996,282
Shareholder service fees		304,977
Fund shares redeemed		120,599,857
Distributions to shareholders		6,712,334
Accrued expenses	+	357,392
Total liabilities		131,970,842
Net Assets
Total assets		27,699,194,783
Total liabilities	–	131,970,842
Net assets		$27,567,223,941
Net Assets by Source
Capital received from investors		27,567,223,941

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Investor Shares	$14,955,295,013		14,954,241,926		$1.00
Ultra Shares	$12,611,928,928		12,610,979,862		$1.00

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Schwab Value Advantage Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$239,366,719
Expenses
Investment adviser and administrator fees		60,308,219
Shareholder service fees:
Investor Shares		22,996,563
Select Shares[1]		3,098,468
Premier Shares[1]		671,495
Ultra Shares		419,743
Registration fees		900,361
Custodian fees		497,494
Portfolio accounting fees		338,485
Professional fees		152,525
Transfer agent fees		151,167
Shareholder reports		86,700
Independent trustees’ fees		78,022
Interest expense		5,942
Other expenses	+	178,989
Total expenses		89,884,173
Expense reduction by CSIM and its affiliates	–	28,101,323
Net expenses	–	61,782,850
Net investment income		177,583,869
Increase in net assets resulting from operations		$177,583,869
[1]	Effective November 17, 2017, Select Shares and Premier Shares were combined into the Ultra Shares (see financial note 1).
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Schwab Value Advantage Money Fund
Statement of Changes in Net Assets

For the current and prior report periods
Operations
	1/1/17-12/31/17		1/1/16-12/31/16
Net investment income		$177,583,869	$35,181,501
Net realized gains	+	—	2,627,468
Increase in net assets from operations		177,583,869	37,808,969
Distributions to Shareholders1
Distributions from net investment income
Investor Shares		(88,765,843)	(15,772,803)
Select Shares		(23,616,311)	(4,302,188)
Premier Shares		(20,120,380)	(4,843,912)
Ultra Shares	+	(45,081,335)	(10,262,598)
Total distributions from net investment income		(177,583,869)	(35,181,501)
Distributions from net realized gains
Investor Shares		—	(110,090)
Select Shares		—	(23,636)
Premier Shares		—	(20,608)
Ultra Shares	+	—	(30,966)
Total distributions from net realized gains		—	(185,300)
Total distributions		(177,583,869)	(35,366,801)
Transactions in Fund Shares*,1
Shares Sold
Investor Shares		14,378,323,416	3,257,524,309
Select Shares		4,606,091,127	1,561,826,762
Premier Shares		3,651,693,774	1,795,679,426
Ultra Shares	+	14,755,467,171	2,920,435,576
Total shares sold		37,391,575,488	9,535,466,073
Shares Reinvested
Investor Shares		75,731,497	14,456,954
Select Shares		18,532,462	3,621,732
Premier Shares		15,767,941	3,982,018
Ultra Shares	+	37,801,235	8,281,602
Total shares reinvested		147,833,135	30,342,306
Shares Redeemed
Investor Shares		(6,558,349,016)	(2,619,453,595)
Select Shares		(6,143,081,645)	(1,066,602,319)
Premier Shares		(4,981,302,382)	(1,253,304,746)
Ultra Shares	+	(4,196,699,282)	(2,886,709,570)
Total shares redeemed		(21,879,432,325)	(7,826,070,230)
Net transactions in fund shares		15,659,976,298	1,739,738,149
Net Assets
Beginning of period		11,907,247,643	10,165,067,326
Total increase	+	15,659,976,298	1,742,180,317
End of period		$27,567,223,941	$11,907,247,643
*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.
[1]	Effective November 17, 2017, all outstanding Select Shares valued at $3,656,634,339 and Premier Shares valued at $2,774,212,250 combined with Ultra Shares (see financial note 1).
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Schwab Taxable Money Funds
Financial Notes

1. Business Structure of the Funds:
Each of the funds in this report is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund	Schwab Variable Share Price Money Fund™
Schwab U.S. Treasury Money Fund	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Government Money Fund offers two share classes: Sweep Shares and Investor Shares (formerly Purchased Shares). Schwab U.S. Treasury Money Fund offers one share class. Schwab Treasury Obligations Money Fund offers two share classes: Sweep Shares and Investor Shares (formerly Value Advantage Shares). Schwab Value Advantage Money Fund offers two share classes: Investor Shares and Ultra Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.
Effective November 17, 2017, the Select Shares and Premier Shares of the Schwab Value Advantage Money Fund were consolidated into the Ultra Shares of the fund.
Effective October 3, 2017, the Purchased Shares of the Schwab Government Money Fund and the Value Advantage Shares of the Schwab Treasury Obligation Money Fund were renamed the Investor Shares.
Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the funds adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities in the funds are valued at amortized cost (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be fair valued as determined in accordance with procedures adopted by the Board. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and
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Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. Securities held by stable NAV money funds operating under Rule 2a-7 of the 1940 Act are valued at amortized cost which approximates current market value and are considered to be valued using Level 2 inputs.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: (Schwab U.S. Treasury Money Fund may not invest in repurchase agreements) In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The funds mitigate this risk by ensuring that the funds’ repurchase agreements are collateralized by cash and/or U.S. government securities. (Note that Schwab Value Advantage Money Fund may also be collateralized by debt securities, equity securities or other types of securities). These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the funds’ custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
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Schwab Taxable Money Funds
Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of December 31, 2017, the following funds had investments in repurchase agreements with a gross value as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities:
Schwab Government Money Fund	$12,301,345,966
Schwab U.S. Treasury Money Fund	—
Schwab Treasury Obligations Money Fund	2,765,987,560
Schwab Value Advantage Money Fund	6,009,314,251
The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The funds may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The funds will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to a fund until the security is delivered. The funds will earmark or segregate appropriate liquid assets to cover their delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If a fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds declare distributions from net investment income, if any, every day they are open for business. These distributions, which are substantially equal to a fund’s net investment income for that day, are paid out to shareholders once a month. The funds make distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The funds have an arrangement with their custodian bank, State Street Bank and Trust Company (State Street), under which the funds may receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(i) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the funds.

3. Risk Factors:
Investment Risk. You could lose money by investing in the funds. Although the funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Schwab Value Advantage Money Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The funds’ sponsors have no legal obligation to provide financial support to the funds, and you should not expect that the sponsors will provide financial support to the funds at any time.
Retail Money Market Fund Risk. (Applies only to Schwab Value Advantage Money Fund) The Schwab Value Advantage Money Fund is a “retail money market fund,” as such term is defined or interpreted under the rules governing money market funds. A “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. The fund may involuntarily redeem any investor who is not a natural person. The fund will provide advance notice of its intent to make any such involuntary redemption. Neither the fund nor the investment adviser will be responsible for any loss or tax liability in an investor’s account resulting from such involuntary redemption. As a “retail money market fund,” the fund is permitted to value its securities using the amortized cost method to seek to maintain a stable $1.00 share price. However, the fund may be subject to liquidity fees and/or redemption gates on fund redemptions if the fund’s liquidity falls below required minimums because of market conditions or other factors.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, a fund’s yield will change over time. During periods when interest rates are low, a fund’s yield (and total return) also will be low or may even be negative, which may make it difficult for the fund to pay expenses out of fund assets or maintain a stable $1.00 share price. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for a fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of a fund’s money market securities holdings.
Stable Net Asset Value Risk. If a fund or another money market fund fails to maintain a stable net asset value (or such perception exists in the market place), the fund could experience increased redemptions, which may adversely impact the fund’s share price. Each fund is permitted, among other things, to reduce or withhold any income and/or gains generated from its portfolio to maintain a stable $1.00 share price.
Repurchase Agreements Risk. (Applies only to Schwab Government Money Market Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund) When a fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually
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Financial Notes (continued)

3. Risk Factors (continued):
higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default. Schwab Value Advantage Money Fund may invest in repurchase agreements secured by Alternative Collateral, while Schwab Government Money Fund and Schwab Treasury Obligations Money Fund may not.
Credit Risk. A fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. A fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though a fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of a fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the funds invest in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities a fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. (Applies only to Schwab Value Advantage Money Fund) The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. (Applies only to Schwab Value Advantage Money Fund) Although the fund may invest only in U.S. dollar denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause a fund to underperform or otherwise not meet its objective. A fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect a fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, a fund’s yield at times could lag the yields of other money market funds.
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Financial Notes (continued)

3. Risk Factors (continued):
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, a fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. A fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. Redemptions by a few large investors in a fund may have a significant adverse effect on the fund’s ability to maintain a stable $1.00 share price. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the funds, could face a market-wide risk of increased redemption pressures, potentially jeopardizing the stability of their $1.00 share prices.
Money Market Fund Risk. The funds are not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between it and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fees paid to CSIM by the funds, as a percentage of each fund’s average daily net assets were as follows:
Schwab Government Money Fund	0.30%
Schwab U.S. Treasury Money Fund	0.31%
Schwab Treasury Obligations Money Fund	0.33%
Schwab Value Advantage Money Fund	0.31%
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the funds. The Plan also enables Sweep Shares of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Sweep Shares of Schwab Treasury Obligations Money Fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in such funds based on the amounts set forth below.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to the amount set forth in the table below. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and the funds will pay no more than the amounts listed in the table below of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service providers. The sweep administration fee and shareholder servicing fee paid to Schwab are based on the average daily net asset value of the funds’ shares owned by shareholders holding shares through Schwab. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab U.S. Treasury Money Fund	0.15%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.15%	0.15%
Investor Shares	0.15%	n/a
Schwab Value Advantage Money Fund
Investor Shares	0.15%	n/a
Ultra Shares	n/a	n/a
Prior to October 3, 2017, the annual shareholder servicing fee was as follows:
	Shareholder Servicing Fee	Sweep Administration Fee
Schwab Government Money Fund
Sweep Shares	0.25%	0.15%
Investor Shares	0.25%	n/a
Schwab U.S. Treasury Money Fund	0.25%	0.15%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.25%	0.15%
Investor Shares	0.22%	n/a
Schwab Value Advantage Money Fund*
Investor Shares	0.25%	n/a
Ultra Shares	0.02%	n/a
*	The annual shareholder servicing fee for Select Shares and Premier Shares were 0.15% and 0.04%, respectively.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with each fund, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation), as follows:
Schwab Government Money Fund
Sweep Shares	0.70%
Investor Shares	0.35%
Schwab U.S. Treasury Money Fund	0.55%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.60%
Investor Shares	0.35%
Schwab Value Advantage Money Fund
Investor Shares	0.35%
Ultra Shares	0.19%
Prior to October 3, 2017, the expense limitation was as follows:
Schwab Government Money Fund
Sweep Shares	0.75%
Investor Shares	n/a
Schwab U.S. Treasury Money Fund	0.60%
Schwab Treasury Obligations Money Fund
Sweep Shares	0.65%
Investor Shares	0.45%
Schwab Value Advantage Money Fund**
Investor Shares	0.45%
Ultra Shares	0.21%
**	The expense limitation for Select Shares and Premier Shares were 0.35% and 0.24%, respectively.
In addition, effective January 1, 2017 through December 31, 2017, CSIM and its affiliates agreed to waive an additional amount of the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund — Investor Shares and Ultra Shares (formerly Select Shares) expenses equal to 0.035% of each fund’s or share class’s average daily net assets. In connection with the contractual expense limitation changes noted above, this additional waiver was terminated effective October 3, 2017.
During the period ended December 31, 2017, the funds waived the following amounts, of which a portion was waived in accordance with the contractual expense limitation agreements:
	Total Waived Amount	Contractual Expense Limitation Waived Amount	Voluntary Waived/ Reimbursed Amount
Schwab Government Money Fund	$15,317,410	$8,415,188	$6,902,222
Schwab U.S. Treasury Money Fund	24,727,341	23,401,726	1,325,615
Schwab Treasury Obligations Money Fund	5,200,244	3,878,056	1,322,188
Schwab Value Advantage Money Fund	28,101,323	28,101,323	—
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for Schwab Value Advantage Money Fund (and each of its classes) and a non-negative net yield for Schwab Government Money Fund (and each of its classes), Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund (and each of its classes). There were no voluntary waivers or reimbursements to the Schwab Value Advantage Money Fund during the period ending December 31, 2017. Refer to the preceding table for the amounts voluntarily waived/reimbursed by the Schwab Government Money Fund, Schwab U.S. Treasury Money Fund and Schwab Treasury Obligations Money Fund.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the funds became participants with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. The funds may have utilized the overdraft facility and incurred an interest expense, which is disclosed on each fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the funds’ investments was as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Tax cost	$26,649,494,022	$14,386,343,019	$3,658,972,325	$27,435,838,613
As of December 31, 2017, the funds had no undistributed earnings on a tax basis.
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the funds had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the funds had no capital losses deferred and had capital loss carryforwards utilized as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital losses utilized	$321,289	$567,722	$46,407	$—
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Financial Notes (continued)

7. Federal Income Taxes (continued):
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Current period distributions
Ordinary income	$75,014,914	$49,908,281	$14,819,315	$177,583,869
Long-term capital gains	—	—	12,681	—
Prior period distributions
Ordinary income	$2,538,673	$1,402,854	$258,488	$35,366,801
Long-term capital gains	—	—	—	—
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the funds made the following reclassifications:
	Schwab Government Money Fund	Schwab U.S. Treasury Money Fund	Schwab Treasury Obligations Money Fund	Schwab Value Advantage Money Fund
Capital shares	$770,489	$362,052	$12,473	$—
Undistributed net investment income	(725)	—	—	—
Net realized capital gains and losses	(769,764)	(362,052)	(12,473)	—
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the funds did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolio holdings, of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Value Advantage Money Fund (four of the funds constituting The Charles Schwab Family of Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2017, the related statements of operations for the year ended December 31, 2017, the statements of changes in net assets for each of the two years in the period ended December 31, 2017, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2017 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Other Federal Tax Information (unaudited)

Under section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as long-term capital gain dividends for the fiscal year ended December 31, 2017:
Schwab Government Money Fund	$566,610
Schwab U.S. Treasury Money Fund	80,028
Schwab Treasury Obligations Money Fund	13,358
Schwab Value Advantage Money Fund	—
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Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Notes

Notes

Notes

Schwab Taxable Money Funds
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR31360-13
00204808

Annual Report  |  December 31, 2017
Schwab Variable Share Price Money Fund™

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
From the President

Marie Chandoha
President and CEO of
Charles Schwab Investment
Management, Inc. and the
fund covered in this report.
Dear Shareholder,
For more than 25 years, Charles Schwab Investment Management has been driven to give investors what they want and need—in a straightforward way. One of our goals has been to reduce the complexity of investing and remove barriers on behalf of our shareholders, continuously evolving with the financial landscape. I’m happy to report that we recently took specific steps toward this objective as it relates to our money market fund lineup.
On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds. We also consolidated certain purchased money fund share classes, further simplifying the Schwab Money Funds product lineup.
As the Federal Reserve has increased short-term rates five times since December 2015, many money market fund yields have moved higher as a result. We believe this new, simpler, and lower-cost structure will appeal to those investors focused on attaining higher yields for their cash investments, especially in a higher interest rate environment.
And, investors continue to entrust more assets to the Schwab Money Funds. In fact, since the changes were implemented in October, the Schwab Purchased Money Funds have seen their assets grow by almost 18%.
At Charles Schwab Investment Management, our commitment to reducing complexity and investor expenses across our product lineup is not only helping us win new business; it’s also garnering us recognition from independent research firms. Schwab’s low-cost approach to investing across our funds was recently heralded by Morningstar when they selected us as one of “9 Partners for the Next Decade,”1 reflecting our differentiation, low costs, and repeatable investment processes.
We’re proud of such achievements, but more importantly, we’re honored to serve our investors. We’re committed to putting investors first by reducing cost and complexity—a commitment that will continue to inform how we operate and the decisions that we make.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Variable Share Price Money Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
“ On October 3, 2017, we reduced investment minimums and lowered expenses on all the Schwab Money Funds.”
Management views may have changed since the report date.
[1]	Morningstar, “9 Partners for the Next Decade.” Laura Pavlenko Lutton and Greggory Warren, CFA: April 27, 2017. Morningstar looked collectively across four traits (differentiation, low costs, repeatable investment processes, and adaptable business models) to identify firms that they believe are representative of these trends.
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Schwab Variable Share Price Money Fund
The Investment Environment

Over the 12-month reporting period ended December 31, 2017, yields on taxable money market funds rose amid three short-term interest rate increases from the Federal Reserve (Fed).
During the year, the Fed continued to take steps toward a more normalized monetary policy environment as global economic growth strengthened. Even with low levels of inflation, the Fed raised short-term interest rates in March, June, and December, each time by 0.25%, with the federal funds rate ending the reporting period in a range of 1.25% to 1.50%. The March increase was largely unexpected by the markets until about two weeks prior, while the remaining two interest rate hikes of the year were generally anticipated. Additionally, the Fed announced plans in June to begin reducing the size of its approximately $4.5 trillion balance sheet in late 2017 by allowing securities to mature without reinvesting the proceeds. This process began in October, and as expected, proved to be uneventful in the final months of the year. Both the short-term rate increases and the balance sheet unwinding signaled the Fed’s continued confidence in the U.S. and overall global economy.
Outside the U.S., monetary policies remained relatively accommodative amid low inflation, though some central banks did take steps toward tighter policies. The European Central Bank left interest rates unchanged and announced that while it would begin to slow the pace of its bond purchases, it would continue the bond buying program through September 2018. The Bank of England raised its benchmark rate for the first time in 10 years to 0.50% in early November, with expectations for only two additional increases by the end of 2020. Meanwhile, the Bank of Japan maintained negative interest rates and continued to use yield curve management as a policy tool.
During the 12-month reporting period, the U.S. yield curve generally flattened. Short-term yields, which are directly influenced by central bank policy, rose in response to the federal funds rate increases in March, June, and December. Longer-term yields, by comparison, are driven more by economic growth and inflation expectations. Despite steady economic growth over 2017, inflation remained muted and longer-term yields were generally range bound. Meanwhile, the yields on many international government-backed securities generally increased but remained lower than those in the U.S., further increasing the appeal of U.S. Treasuries.
Management views may have changed since the report date.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Management

Linda Klingman, Vice President and Head of Taxable Money Market Strategies, leads the portfolio management team of Schwab’s prime and government taxable money funds. Ms. Klingman also has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 1990, Ms. Klingman was a senior money market trader with AIM Management. She has managed money market funds since 1988.

Michael Lin, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Lin has been a portfolio manager with CSIM since 2006, and also worked in CSIM’s Fund Administration group for nearly four years, where he focused on security pricing and valuation of Schwab Funds. Prior to joining CSIM, he spent three years at American Century Investments, most recently as a senior trader of the taxable money market funds.

Jonathan Roman, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Mr. Roman has been a portfolio manager with CSIM since 2010, and has held a number of positions at the firm since beginning his tenure in 2005. In 2009, he joined the Portfolio Management group as a Trader, and prior to that he worked in the Portfolio Operations and Analytics group providing trading support to the taxable money market desk.

Jonathan Feske, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the fund. He previously was responsible for credit and investment research for global banks for CSIM’s taxable bond and money funds. Prior to joining CSIM in 2011, Mr. Feske was a high-yield bond analyst for more than two years at Miller Tabak Roberts Securities, a boutique corporate bond broker-dealer, which is now part of GMP Capital. He covered both U.S. and emerging market credits, focusing on distressed situations in various industrial sectors. Previously, Mr. Feske was employed in the securities industry as an equity trader for three years.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund

The Schwab Variable Share Price Money Fund (the fund) seeks current income consistent with stability of capital and liquidity. To pursue its goal, the fund invests in high-quality short-term money market investments issued by U.S. and foreign issuers. Examples of these securities include commercial paper, promissory notes, certificates of deposit and time deposits, variable- and floating-rate debt securities, bank notes and bankers’ acceptances, repurchase agreements, and obligations issued by the U.S. government, its agencies or instrumentalities. Unlike a traditional stable share price money market fund, the fund will not use the amortized cost method of valuation or round the per share net asset value (NAV) to the nearest whole cent and does not seek to maintain a stable share price. As a result, the fund’s share price, which is its NAV, will vary and reflect the effects of unrealized appreciation and depreciation and realized losses and gains. For more information concerning the fund’s investment objective, strategy, and risks, please see the fund’s prospectus.
Market Highlights. During the 12-month reporting period ended December 31, 2017, moves by the Federal Reserve (Fed) played a key role in market activity. The Fed raised short-term interest rates three times in 2017, in March, June, and December, signaling continued confidence in the global recovery and driving short-term yields higher. While the March rate hike was largely unexpected by the market until about two weeks prior, the remaining two increases were better telegraphed by the Fed.
Meanwhile, volatility remained largely subdued for most of the reporting period outside of jumps tied to market concerns surrounding the U.S. debt ceiling and geopolitical tensions. Volatility spiked in July, triggered by uncertainty surrounding a timely increase of the U.S. borrowing limit. Markets soon calmed, however, and a temporary debt ceiling solution was passed in both the Senate and the House of Representatives in early September. Escalating tensions between the U.S. and North Korea also contributed to a spike in volatility as some investors feared a nuclear standoff between the two nations.
In 2016, the Fed’s Reverse Repurchase Facility (Facility) played a key part in Money Market Fund Reform, easing the large shift in assets from prime money market funds to government money market funds. In 2017, the Facility continued to play a major role in the money market sector by offering a consistent source of supply, which in turn worked to keep markets stable.
Performance, Positioning, and Strategies. Throughout the reporting period, the fund’s investment adviser remained focused on ensuring liquidity and stability of capital. All issuers and regions in which the fund invests continue to undergo a rigorous credit review process and ongoing monitoring. In anticipation of and in response to the Fed’s short-term interest rate increases, the fund’s weighted average maturity (WAM) declined, beginning the reporting period at 47 days and ending at 28 days.

Portfolio Composition By Effective Maturity % of Investments1
Portfolio Composition by Security Type % of Investments3

Statistics
Weighted Average Maturity[2]	28 Days
Management views and portfolio holdings may have changed since the report date.
[1]	As shown in the Portfolio Holdings section of the shareholder report.
[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 60 days and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Performance and Fund Facts as of December 31, 2017

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwabfunds.com/schwabfunds_prospectus.

Seven-Day Average Yield Trend for Previous 12 Months

Seven-Day Yields
The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.
Schwab Variable Share Price Money Fund
Ultra Shares
Ticker Symbol	SVUXX
Minimum Initial Investment[1]	$1,000,000
Seven-Day Yield (with waivers)[2]	1.32%
Seven-Day Yield (without waivers)[2]	1.10%
Seven-Day Effective Yield (with waivers)[2]	1.33%

You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
[1]	Please see prospectus for further detail and eligibility requirements.
[2]	The Seven-Day Yield (with waivers) is the average income paid out over the previous seven days assuming interest income is not reinvested and it reflects the effect of any applicable waivers. Absent such waivers, the fund’s yield would have been lower. The Seven-Day Yield (without waivers) is the yield without the effect of any applicable waivers. The Seven-Day Effective Yield is the yield with waivers assuming that all interest income is reinvested in additional shares of the fund. For additional details, see financial note 4.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning July 1, 2017 and held through December 31, 2017.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 7/1/17	Ending Account Value (Net of Expenses) at 12/31/17	Expenses Paid During Period 7/1/17-12/31/17[2]
Schwab Variable Share Price Money Fund
Ultra Shares
Actual Return	0.20%	$1,000.00	$1,005.60	$1.01
Hypothetical 5% Return	0.20%	$1,000.00	$1,024.19	$1.02

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in the Financial Highlights which covers a 12-month period. Effective October 3, 2017, the contractual expense limitation changed to 0.19%. If the fund expense changes had been in place throughout the entire most recent fiscal half-year, the expenses paid during the period under the actual return and hypothetical 5% return examples would have been $0.96 and $0.97, respectively (see financial note 4).
[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by the 365 days of the fiscal year.
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Schwab Variable Share Price Money Fund  |  Annual Report

Schwab Variable Share Price Money Fund
Financial Statements
Financial Highlights
Ultra Shares	1/1/17– 12/31/17	2/25/16 [1]– 12/31/16
Per-Share Data
Net asset value at beginning of period	$1.0003	$1.0000
Income (loss) from investment operations:
Net investment income (loss)[2]	0.0103	0.0042
Net realized and unrealized gains (losses)	(0.0006)	(0.0003)
Total from investment operations	0.0097	0.0039
Less distributions:
Distributions from net investment income	(0.0099)	(0.0036)
Distributions from net realized gains	—	(0.0000) [3]
Total distributions	(0.0099)	(0.0036)
Net asset value at end of period	$1.0001	$1.0003
Total return	0.97%	0.39% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.20% [5]	0.21% [6]
Gross operating expenses	0.40%	0.44% [6]
Net investment income (loss)	1.03%	0.49% [6]
Net assets, end of period (x 1,000,000)	$1,327	$578

1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Per share amount was less than $0.00005.
4
Not annualized.
5
Effective October 3, 2017, the contractual expense limitation changed. The ratio presented for period ended December 31, 2017 is a blended ratio (see financial note 4).
6
Annualized.
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The fund also files a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP which is available immediately upon filing. The fund also makes available its complete schedule of portfolio holdings 5 business days after month end on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus along with a link to the fund’s Form N-MFP filings on the SEC’s website.
For fixed-rate obligations and repurchase agreements, the rate shown is the coupon rate (the rate established when the obligation was issued) and if the coupon rate is not available, the effective yield at the time of purchase is shown. For variable-rate obligations, the rate shown is the interest rate as of the report date based on each security’s rate reset date. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The date shown in the maturity date column below is either the date on which the principal amount must be paid or the date payment must be made pursuant to a demand feature. If the security’s structure includes one of a number of maturity-shortening provisions set forth in Rule 2a-7, such as an interest rate reset, demand feature or put feature, the effective maturity date is also disclosed. If the effective maturity and maturity date are the same, the date will only appear in the maturity date column.
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Fixed-Rate Obligations 60.3% of net assets
Asset-Backed Commercial Paper 19.4%
ALPINE SECURITIZATION LTD	a,b	1.40%		01/02/18	5,000,000	4,999,178
	a,b	1.46%		01/30/18	7,000,000	6,989,870
ATLANTIC ASSET SECURITIZATION LLC	a,b	1.45%		02/05/18	1,000,000	998,255
	a,b	1.53%		03/01/18	5,000,000	4,985,507
BARTON CAPITAL SA	a,b	1.46%		02/05/18	500,000	499,129
	a,b	1.58%		03/05/18	4,000,000	3,987,233
BEDFORD ROW FUNDING CORP	a,b	1.41%		01/22/18	1,000,000	998,966
BENNINGTON STARK CAPITAL COMPANY LLC	a,b	1.48%		01/31/18	2,000,000	1,997,045
	a,b	1.55%		02/05/18	4,000,000	3,993,076
CAFCO LLC	a,b	1.46%		02/01/18	2,550,000	2,546,308
	a,b	1.41%		02/27/18	2,000,000	1,994,517
	a,b	1.55%		03/05/18	2,500,000	2,492,360
	a,b	1.63%		03/20/18	3,000,000	2,988,377
	a,b	1.79%		03/26/18	2,000,000	1,991,571
CANCARA ASSET SECURITISATION LLC	a,b	1.34%		01/02/18	1,000,000	999,839
	a,b	1.41%		02/01/18	500,000	499,254
	a,b	1.53%		02/26/18	5,000,000	4,986,454
	a,b	1.55%		03/01/18	500,000	498,567
	a,b	1.57%		03/06/18	6,000,000	5,981,184
CHARTA LLC	a,b	1.52%		01/04/18	1,000,000	999,750
	a,b	1.41%		02/06/18	1,000,000	998,262
	a,b	1.53%		02/23/18	1,000,000	997,444
	a,b	1.54%		03/02/18	2,000,000	1,994,155
	a,b	1.41%		03/09/18	5,000,000	4,983,423
COLLATERALIZED COMMERCIAL PAPER CO LLC	a	1.44%		02/01/18	11,000,000	10,983,357
	a	1.85%		06/12/18	1,000,000	991,535
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
COLLATERALIZED COMMERCIAL PAPER II CO LLC	a,b	1.45%		01/02/18	7,000,000	6,998,860
	a,b	1.51%		03/28/18	5,000,000	4,978,232
	a,b	1.61%		05/07/18	500,000	496,775
CRC FUNDING LLC	a,b	1.33%		01/05/18	3,000,000	2,999,145
	a,b	1.53%		02/26/18	1,500,000	1,495,963
	a,b	1.41%		02/27/18	1,000,000	997,258
	a,b	1.55%		03/05/18	6,500,000	6,480,063
CROWN POINT CAPITAL COMPANY LLC	a,b	1.45%		01/05/18	4,000,000	3,998,872
	a,b	1.43%		01/31/18	9,000,000	8,986,767
FAIRWAY FINANCE CO LLC	a,b	1.46%		02/05/18	2,200,000	2,196,266
	a,b	1.47%		02/09/18	4,000,000	3,992,463
GOTHAM FUNDING CORP	a,b	1.56%		03/01/18	12,000,000	11,964,784
	a,b	1.84%		03/22/18	7,000,000	6,971,030
KELLS FUNDING LLC	a,b	1.43%		01/19/18	2,000,000	1,998,483
	a,b	1.42%		01/30/18	5,000,000	4,994,071
	a,b	1.41%		02/07/18	8,000,000	7,987,532
	a,b	1.41%		02/09/18	2,000,000	1,996,512
	a,b	1.50%		02/16/18	5,500,000	5,488,594
	a,b	1.40%		02/22/18	3,000,000	2,993,336
LMA AMERICAS LLC	a,b	1.45%		01/04/18	1,000,000	999,764
	a,b	1.75%		01/05/18	404,000	403,887
	a,b	1.37%		01/16/18	4,000,000	3,996,876
MANHATTAN ASSET FUNDING COMPANY LLC	a,b	1.84%		03/26/18	2,000,000	1,991,382
METLIFE SHORT TERM FUNDING LLC	a,b	1.40%		01/22/18	9,000,000	8,990,952
	a,b	1.42%		02/05/18	10,000,000	9,983,269
NIEUW AMSTERDAM RECEIVABLES CORP	a,b	1.40%		01/11/18	1,000,000	999,447
	a,b	1.49%		02/15/18	10,000,000	9,977,293
	a,b	1.64%		03/02/18	2,000,000	1,993,833
OLD LINE FUNDING LLC	a,b	1.41%		01/22/18	7,000,000	6,992,669
	a,b	1.67%		03/26/18	4,000,000	3,982,793
RIDGEFIELD FUNDING COMPANY LLC	a,b	1.39%		01/03/18	3,000,000	2,999,390
	a,b	1.39%		01/16/18	3,000,000	2,997,664
	a,b	1.52%		01/18/18	2,000,000	1,998,247
	a,b	1.46%		02/06/18	3,000,000	2,994,670
SHEFFIELD RECEIVABLES COMPANY LLC	a,b	1.37%		01/03/18	9,000,000	8,998,119
	a,b	1.41%		01/09/18	6,000,000	5,997,186
THUNDER BAY FUNDING LLC	a,b	1.41%		03/06/18	1,000,000	996,886
VERSAILLES COMMERCIAL PAPER LLC	a,b	1.40%		01/08/18	3,000,000	2,998,755
	a,b	1.71%		03/05/18	1,500,000	1,495,284
VICTORY RECEIVABLES CORP	a,b	1.44%		02/06/18	5,000,000	4,991,041
	a,b	1.51%		02/20/18	4,000,000	3,990,054
	a,b	1.66%		03/13/18	2,000,000	1,992,777
						257,151,860
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Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
Financial Company Commercial Paper 7.9%
ANZ NEW ZEALAND INTL LTD (LONDON BRANCH)	a,b	1.40%		02/07/18	2,000,000	1,996,862
BANK OF NOVA SCOTIA	b	1.73%		03/19/18	8,000,000	7,969,991
BNP PARIBAS FORTIS SA/NV (NEW YORK BRANCH)		1.28%		01/02/18	8,000,000	7,998,673
BPCE SA	b	1.40%		01/04/18	2,000,000	1,999,530
	b	1.66%		03/08/18	6,000,000	5,981,980
DNB BANK ASA	b	1.39%		01/05/18	24,000,000	23,993,491
ERSTE ABWICKLUNGSANSTALT	b	1.40%		01/25/18	8,000,000	7,990,520
ING US FUNDING LLC	a	1.41%		02/05/18	700,000	698,847
	a	1.41%		02/06/18	1,000,000	998,309
JP MORGAN SECURITIES LLC		1.45%		02/05/18	6,000,000	5,990,120
		1.46%		02/20/18	3,000,000	2,993,066
MACQUARIE BANK LTD	b	1.61%		03/07/18	8,000,000	7,973,390
NATIONWIDE BUILDING SOCIETY	b	1.37%		01/09/18	11,000,000	10,994,857
	b	1.35%		01/16/18	1,000,000	999,216
SOCIETE GENERALE SA	b	1.64%		03/05/18	6,000,000	5,982,015
SWEDBANK AB		1.41%		02/09/18	1,000,000	998,382
UNITED OVERSEAS BANK LTD	b	1.42%		02/01/18	7,000,000	6,989,885
	b	1.40%		02/14/18	1,500,000	1,496,959
	b	1.53%		03/01/18	1,000,000	997,225
						105,043,318
Certificates of Deposit 18.3%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.53%		01/31/18	3,000,000	2,999,953
	a	1.42%		02/06/18	3,000,000	2,999,562
BANK OF MONTREAL (CHICAGO BRANCH)		1.35%		01/18/18	4,000,000	3,999,569
		1.42%		03/02/18	1,500,000	1,499,441
		1.55%		03/05/18	3,000,000	2,999,519
BANK OF NOVA SCOTIA (HOUSTON BRANCH)		1.42%		03/19/18	2,000,000	1,998,783
BANK OF TOKYO-MITSUBISHI UFJ LTD (NEW YORK BRANCH)		1.40%		01/25/18	5,000,000	4,999,289
		1.44%		03/01/18	2,000,000	1,999,327
		1.45%		03/06/18	5,000,000	4,998,193
		1.45%		03/08/18	12,000,000	11,995,474
BARCLAYS BANK PLC (NEW YORK BRANCH)		1.43%		01/04/18	10,000,000	9,999,948
		1.60%		02/22/18	6,000,000	6,000,302
CITIBANK NA (NEW YORK BRANCH)		1.38%		02/16/18	24,000,000	23,991,766
		1.70%		03/19/18	4,000,000	3,999,709
CREDIT SUISSE AG (NEW YORK BRANCH)		1.50%		01/05/18	14,000,000	13,999,854
		1.44%		03/01/18	2,000,000	1,999,417
		1.49%		03/22/18	1,000,000	999,566
DANSKE BANK A/S (LONDON BRANCH)		1.39%		02/07/18	3,000,000	2,999,421
		1.51%		03/01/18	2,000,000	1,999,658
DEUTSCHE BANK AG (NEW YORK BRANCH)		1.44%		01/04/18	12,000,000	11,999,854
11
Schwab Variable Share Price Money Fund  |  Annual Report
See financial notes

Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
DZ BANK AG DEUTSCHE ZENTRAL GENOSSENSCHAFTSBANK (NEW YORK BRANCH)		1.40%		01/31/18	2,000,000	1,999,681
ING BANK NV (AMSTERDAM BRANCH)		1.54%		04/23/18	4,000,000	3,998,007
LANDESBANK BADEN-WURTTEMBERG (NEW YORK BRANCH)		1.41%		01/05/18	1,000,000	999,984
LANDESBANK HESSEN THUERINGEN GIROZENTRALE (NEW YORK BRANCH)		1.44%		01/04/18	7,000,000	6,999,982
		1.39%		01/05/18	3,000,000	2,999,961
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)		1.46%		03/12/18	1,000,000	999,607
		1.46%		03/19/18	2,000,000	1,999,093
		1.48%		04/02/18	1,500,000	1,499,196
MIZUHO BANK LTD (NEW YORK BRANCH)		1.38%		01/31/18	7,000,000	6,998,556
		1.59%		02/01/18	8,000,000	8,000,000
		1.42%		02/20/18	4,000,000	3,998,651
NATIXIS (NEW YORK BRANCH)		1.40%		02/01/18	8,000,000	7,999,832
NORDEA BANK AB (NEW YORK BRANCH)		1.39%		03/01/18	1,000,000	999,765
		1.48%		04/23/18	6,000,000	5,997,284
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)		1.55%		03/06/18	1,000,000	999,902
ROYAL BANK OF CANADA (NEW YORK BRANCH)		1.70%		03/09/18	9,015,000	9,015,055
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)		1.40%		01/03/18	10,000,000	9,999,896
		1.35%		01/16/18	500,000	499,955
SWEDBANK AB (NEW YORK BRANCH)		1.33%		01/05/18	1,000,000	999,999
TORONTO-DOMINION BANK (NEW YORK BRANCH)		1.43%		01/29/18	2,000,000	1,999,776
		1.35%		02/02/18	11,000,000	10,997,617
		1.40%		02/14/18	1,000,000	999,728
		1.42%		02/16/18	3,000,000	2,999,223
		1.41%		03/01/18	1,000,000	999,586
		1.54%		03/05/18	10,000,000	9,997,793
		1.60%		03/20/18	10,000,000	9,997,295
		1.55%		04/30/18	1,000,000	999,115
WELLS FARGO BANK NA		1.41%		02/02/18	5,000,000	4,999,360
		1.75%		03/27/18	3,000,000	3,000,189
						242,472,693
Other Instruments 0.8%
BANK OF AMERICA NA		1.40%		01/22/18	7,000,000	7,000,080
		1.40%		02/16/18	1,000,000	999,983
		1.40%		02/20/18	1,000,000	999,964
		1.50%		04/12/18	1,000,000	999,835
		1.50%		04/16/18	1,000,000	999,787
						10,999,649
Non-Financial Company Commercial Paper 3.8%
CAISSE DES DEPOTS ET CONSIGNATIONS	b	1.55%		03/05/18	13,000,000	12,964,512
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
GENERAL ELECTRIC CO		1.42%		01/02/18	31,000,000	30,995,109
TOYOTA MOTOR CREDIT CORP		1.40%		03/08/18	7,000,000	6,979,177
						50,938,798
Non-Negotiable Time Deposits 10.1%
ABBEY NATIONAL TREASURY SERVICES PLC CO (STAMFORD BRANCH)	a	1.35%		01/02/18	6,000,000	5,999,945
AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD (LONDON BRANCH)		1.44%		01/04/18	35,000,000	34,999,377
NATIONAL AUSTRALIA BANK LTD (CAYMAN ISLANDS BRANCH)		1.30%		01/02/18	32,000,000	31,999,663
NATIONAL BANK OF CANADA (MONTREAL BRANCH)		1.38%		01/02/18	2,000,000	1,999,983
NORDEA BANK AB (NEW YORK BRANCH)		1.30%		01/02/18	27,000,000	26,999,715
		1.37%		01/03/18	2,000,000	1,999,967
SKANDINAVISKA ENSKILDA BANKEN AB (GRAND CAYMAN BRANCH)		1.37%		01/02/18	25,000,000	24,999,785
TORONTO DOMINION BANK (GRAND CAYMAN BRANCH)		1.34%		01/02/18	5,000,000	4,999,953
						133,998,388
Total Fixed-Rate Obligations
(Cost $800,753,100)						800,604,706

Variable-Rate Obligations 19.3% of net assets
Asset-Backed Commercial Paper 0.1%
COLLATERALIZED COMMERCIAL PAPER CO LLC
(1 mo. USD-LIBOR + 0.17%)	a	1.72%	01/26/18	04/26/18	1,000,000	1,000,164
Financial Company Commercial Paper 1.9%
ING US FUNDING LLC
(1 mo. USD-LIBOR + 0.12%)	a	1.53%	01/08/18	02/08/18	6,000,000	6,000,864
JP MORGAN SECURITIES LLC
(1 mo. USD-LIBOR + 0.15%)	b	1.56%	01/08/18	05/08/18	4,000,000	4,000,268
UBS AG (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.14%)	b	1.55%	01/08/18	02/08/18	7,000,000	7,001,169
(1 mo. USD-LIBOR + 0.14%)	b	1.65%	01/22/18	03/21/18	3,000,000	3,000,546
WESTPAC BANKING CORP
(1 mo. USD-LIBOR + 0.14%)	b	1.71%	01/29/18	05/29/18	5,000,000	5,001,910
						25,004,757
Certificates of Deposit 14.3%
BANK OF MONTREAL (CHICAGO BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.54%	01/08/18	03/08/18	11,000,000	11,001,947
BANK OF NOVA SCOTIA (HOUSTON BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.65%	01/22/18	03/20/18	7,000,000	7,001,568
(1 mo. USD-LIBOR + 0.15%)		1.71%	01/29/18	03/28/18	1,500,000	1,500,314
(1 mo. USD-LIBOR + 0.18%)		1.67%	01/18/18	05/18/18	1,000,000	1,000,104
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
CANADIAN IMPERIAL BANK OF COMMERCE (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.13%)		1.63%	01/22/18	03/20/18	1,500,000	1,500,269
(1 mo. USD-LIBOR + 0.16%)		1.53%	01/03/18	04/03/18	4,000,000	4,000,860
(1 mo. USD-LIBOR + 0.17%)		1.66%	01/17/18	04/17/18	1,000,000	1,000,241
COMMONWEALTH BANK OF AUSTRALIA (LONDON BRANCH)
(1 mo. USD-LIBOR + 0.22%)		1.77%	01/24/18	04/24/18	5,000,000	5,002,005
(1 mo. USD-LIBOR + 0.14%)		1.61%	01/16/18	06/14/18	8,000,000	7,984,824
COMMONWEALTH BANK OF AUSTRALIA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	06/29/18	7,000,000	6,999,895
COOPERATIEVE RABOBANK UA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.10%)		1.58%	01/16/18	03/15/18	3,500,000	3,500,434
HSBC BANK USA NA
(1 mo. USD-LIBOR + 0.10%)		1.47%	01/02/18	02/02/18	7,000,000	7,000,840
ING BANK NV (AMSTERDAM BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.55%	01/10/18	02/12/18	9,000,000	9,000,000
MITSUBISHI UFJ TRUST AND BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.74%		01/23/18	1,500,000	1,500,252
MIZUHO BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.69%		01/19/18	4,000,000	4,000,584
(1 mo. USD-LIBOR + 0.20%)		1.64%	01/12/18	02/12/18	2,000,000	2,000,518
NATIONAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.65%	01/22/18	03/22/18	2,000,000	2,000,304
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.48%	01/02/18	05/01/18	3,500,000	3,499,906
(1 mo. USD-LIBOR + 0.15%)		1.72%	01/29/18	05/29/18	12,000,000	12,000,300
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	8,000,000	8,001,128
(1 mo. USD-LIBOR + 0.15%)		1.53%	01/05/18	04/05/18	4,000,000	4,000,680
(1 mo. USD-LIBOR + 0.24%)		1.74%	01/19/18	04/19/18	6,000,000	6,002,466
(1 mo. USD-LIBOR + 0.20%)		1.76%	01/29/18	06/28/18	2,000,000	1,999,960
SUMITOMO MITSUI BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.19%)		1.72%		01/22/18	1,000,000	1,000,156
(1 mo. USD-LIBOR + 0.16%)		1.73%		01/29/18	3,000,000	3,000,495
(1 mo. USD-LIBOR + 0.16%)		1.52%	01/02/18	02/01/18	1,000,000	1,000,167
(1 mo. USD-LIBOR + 0.18%)		1.57%	01/08/18	03/06/18	5,000,000	5,001,115
(1 mo. USD-LIBOR + 0.18%)		1.55%	01/03/18	04/03/18	2,000,000	2,000,314
(1 mo. USD-LIBOR + 0.20%)		1.57%	01/03/18	05/03/18	5,000,000	5,000,695
SUMITOMO MITSUI TRUST BANK LTD (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.62%		01/22/18	11,000,000	11,001,210
(1 mo. USD-LIBOR + 0.12%)		1.69%		01/30/18	3,000,000	3,000,390
SVENSKA HANDELSBANKEN AB (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.67%	01/26/18	02/26/18	5,000,000	5,000,745
(1 mo. USD-LIBOR + 0.14%)		1.52%	01/05/18	04/05/18	3,000,000	3,000,519
UBS AG (STAMFORD BRANCH)
(1 mo. USD-LIBOR + 0.25%)		1.76%	01/22/18	05/21/18	6,000,000	6,002,490
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Face Amount ($)	Value ($)
WELLS FARGO BANK NA
(3 mo. USD-LIBOR + 0.14%)		1.51%	01/29/18	05/29/18	6,000,000	6,001,710
(1 mo. USD-LIBOR + 0.14%)		1.69%	01/29/18	05/29/18	17,000,000	17,000,357
WESTPAC BANKING CORP (NEW YORK BRANCH)
(1 mo. USD-LIBOR + 0.12%)		1.47%	01/02/18	06/01/18	9,000,000	8,999,163
(1 mo. USD-LIBOR + 0.16%)		1.73%	01/29/18	06/29/18	1,000,000	999,834
						189,508,759
Variable Rate Demand Notes 1.0%
1500 MISSION URBAN HOUSING LP
TAXABLE M/F HOUSING REVENUE NOTES (1500 MISSION APTS) SERIES 2017A (LOC: DEUTSCHE BANK AG)	c	1.53%		01/05/18	2,000,000	2,000,000
HOWARD UNIV
TAXABLE BONDS SERIES 2016 (LOC: BARCLAYS BANK PLC)	c	1.70%		01/05/18	3,000,000	3,000,000
NEW YORK STATE HFA
TAXABLE HOUSING RB (555 10TH AVE) SERIES 2015B (LOC: LANDESBANK HESSEN THUERINGEN GIROZENTRALE)	c	1.58%		01/05/18	2,000,000	2,000,000
TAXABLE HOUSING RB (625 W 57TH ST) SERIES 2016A (LOC: BANK OF NEW YORK MELLON/THE)	c	1.55%		01/05/18	1,000,000	1,000,000
SAN FRANCISCO
TAXABLE M/F HOUSING RB (1601 MARIPOSA APTS) SERIES 2017B (LOC: BANK OF AMERICA NA)	c	1.60%		01/05/18	5,000,000	5,000,000
						13,000,000
Other Instruments 1.4%
BANK OF AMERICA NA
(1 mo. USD-LIBOR + 0.11%)		1.49%	01/05/18	02/05/18	9,000,000	9,000,040
(1 mo. USD-LIBOR + 0.11%)		1.51%	01/08/18	02/07/18	1,000,000	1,000,005
(1 mo. USD-LIBOR + 0.11%)		1.54%	01/09/18	02/09/18	1,000,000	1,000,005
(1 mo. USD-LIBOR + 0.12%)		1.50%	01/05/18	04/05/18	5,000,000	4,999,936
(1 mo. USD-LIBOR + 0.13%)		1.62%	01/18/18	05/18/18	3,000,000	3,000,055
						19,000,041
Non-Financial Company Commercial Paper 0.6%
TOYOTA MOTOR CREDIT CORP
(1 mo. USD-LIBOR + 0.14%)		1.51%	01/02/18	02/23/18	8,500,000	8,501,683
Total Variable-Rate Obligations
(Cost $256,003,416)						256,015,404
Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Repurchase Agreements 18.0% of net assets
U.S. Government Agency Repurchase Agreements* 11.1%
BANK OF NOVA SCOTIA
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $132,512,318, 3.00% - 4.50%, due 07/01/43 - 11/20/47)		1.37%		01/02/18	128,652,736	128,633,155
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Government Agency Securities valued at $6,180,000, 2.50%, due 01/01/32)		1.41%		01/02/18	6,000,940	6,000,000
MIZUHO SECURITIES USA LLC
Issued 12/29/17, repurchase date 01/02/18 (Collateralized by U.S. Treasury Securities valued at $13,260,080, 0.75% - 2.00%, due 12/31/17 - 12/31/21)		1.41%		01/02/18	13,002,037	13,000,000
						147,633,155
Other Repurchase Agreements** 6.9%
BNP PARIBAS SA
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,533,545, 0.00% - 6.63%, due 05/01/21 - 03/15/43)		1.57%		01/03/18	5,001,526	4,999,945
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $18,405,474, 2.05% - 8.30%, due 04/25/28 - 01/25/36)		1.53%		01/04/18	16,004,760	15,999,686
Issued 12/28/17, repurchase date 04/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $3,467,140, 4.75% - 7.59%, due 05/01/21 - 11/11/30)		1.88%		02/02/18	3,005,640	3,000,270
JP MORGAN SECURITIES LLC
Issued 11/30/17, repurchase date 05/29/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,910,903, 1.47% - 6.25%, due 08/01/19 - 01/25/42)		1.96%		03/29/18	6,038,873	5,997,869
Issued 12/29/17, repurchase date 06/27/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,900,001, 1.50% - 6.40%, due 10/15/18 - 01/25/42)		2.16%		03/29/18	6,032,400	6,000,863
MERRILL LYNCH PIERCE FENNER & SMITH INC
Issued 12/01/17, repurchase date 03/06/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $20,700,000, 5.55%, due 05/27/25)		1.75%		02/02/18	18,055,125	17,995,705
RBC CAPITAL MARKETS LLC
Issued 12/27/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $7,352,892, 1.38% - 10.20%, due 01/15/18 - 09/15/44)		1.52%		01/03/18	7,002,069	6,999,903
Issued 12/29/17, repurchase date 01/03/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $5,251,738, 5.45%, due 03/01/47)		1.52%		01/03/18	5,001,056	4,999,931
WELLS FARGO SECURITIES LLC
Issued 12/26/17, repurchase date 01/02/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $1,306,442, 3.00% - 3.88%, due 03/30/20 - 04/27/26)		1.57%		01/02/18	1,000,305	999,994
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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Portfolio Holdings as of December 31, 2017 (continued)

Issuer	Footnotes	Rate	Effective Maturity	Maturity Date	Maturity Amount ($)	Value ($)
Issued 12/28/17, repurchase date 01/04/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,413, 1.96% - 6.18%, due 12/08/20 - 02/10/51)		1.58%		01/04/18	4,001,229	3,999,938
Issued 12/29/17, repurchase date 01/05/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $4,601,414, 3.36%, due 06/06/24)		1.58%		01/05/18	4,001,229	3,999,920
Issued 10/17/17, repurchase date 04/16/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $6,965,221, 0.00% - 5.25%, due 02/19/18 - 12/29/49)		1.88%		04/03/18	6,052,640	5,997,164
Issued 11/07/17, repurchase date 05/07/18 (Collateralized by common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations valued at $11,611,592, 3.70% - 6.13%, due 01/15/25 - 12/29/49)		1.93%		04/03/18	10,078,808	10,008,565
						90,999,753
Total Repurchase Agreements
(Cost $238,633,155)						238,632,908
a	Credit-enhanced or liquidity-enhanced.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $362,511,294 or 27.3% of net assets.
c	VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly as well. The Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate Demand Obligations with certain characteristics.
*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**	Collateralized via common stocks, ETFs, corporate bonds, ABS, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities.

ABS —	Asset-backed securities
ETF —	Exchange-traded fund
HFA —	Housing finance agency/authority
LIBOR —	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LOC —	Letter of credit
M/F —	Multi-family
RB —	Revenue bond
SIFMA —	Securities Industry and Financial Markets Association
VRDN —	Variable rate demand note

At December 31, 2017, all of the fund’s investment securities were classified as Level 2. The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended December 31, 2017. The breakdown of the fund’s investments into major categories is disclosed on the Portfolio Holdings. (See financial note 2(a) for additional information)
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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Statement of Assets and Liabilities

As of December 31, 2017
Assets
Investments in unaffiliated issuers, at value (cost $1,056,756,516)		$1,056,620,110
Repurchase agreements, at value (cost $238,633,155)		238,632,908
Cash		361
Receivables:
Fund shares sold		41,528,000
Interest		1,104,682
Prepaid expenses	+	36,305
Total assets		1,337,922,366
Liabilities
Payables:
Investment adviser and administrator fees		152,122
Fund shares redeemed		10,200,000
Distributions to shareholders		545,947
Accrued expenses	+	83,655
Total liabilities		10,981,724
Net Assets
Total assets		1,337,922,366
Total liabilities	–	10,981,724
Net assets		$1,326,940,642
Net Assets by Source
Capital received from investors		1,327,077,094
Net investment income not yet distributed		201
Net unrealized capital depreciation		(136,653)

Net Asset Value (NAV) by Shares Class
Share Class	Net Assets	÷	Shares Outstanding	=	NAV
Ultra Shares	$1,326,940,642		1,326,764,093		$1.0001

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Schwab Variable Share Price Money Fund
Statement of Operations

For the period January 1, 2017 through December 31, 2017
Investment Income
Interest		$11,456,837
Expenses
Investment adviser and administrator fees		3,251,529
Shareholder service fees:
Ultra Shares		122,972
Portfolio accounting fees		107,655
Custodian fees		81,255
Professional fees		41,533
Registration fees		33,207
Independent trustees’ fees		24,549
Shareholder reports		23,146
Transfer agent fees		7,862
Interest expense		309
Other expenses	+	10,941
Total expenses		3,704,958
Expense reduction by CSIM and its affiliates	–	1,816,563
Net expenses	–	1,888,395
Net investment income		9,568,442
Realized and Unrealized Gains (Losses)
Net realized gains on investments		272
Net change in unrealized appreciation (depreciation) on investments	+	(232,672)
Net realized and unrealized gains		(232,400)
Increase in net assets resulting from operations		$9,336,042
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Schwab Variable Share Price Money Fund
Statement of Changes in Net Assets

For the current and prior report periods.
Operations
	1/1/17-12/31/17		2/25/16*-12/31/16
Net investment income		$9,568,442	$1,082,479
Net realized gains		272	2,505
Net change in unrealized appreciation (depreciation)	+	(232,672)	96,019
Increase in net assets from operations		9,336,042	1,181,003
Distributions to shareholders
Distribution from net investment income
Ultra Shares		(9,568,442)	(1,082,479)
Distributions from net realized gains
Ultra Shares	+	—	(2,236)
Total Distributions		(9,568,442)	(1,084,715)

Transactions in Fund Shares
	1/1/17-12/31/17			2/25/16*-12/31/16
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Ultra Shares		1,849,918,713	$1,850,444,766	745,036,041	$745,176,315
Shares Reinvested
Ultra Shares		7,243,477	7,245,420	963,153	963,415
Shares Redeemed
Ultra Shares	+	(1,108,286,467)	(1,108,595,669)	(168,110,824)	(168,157,493)
Net transactions in fund shares		748,875,723	$749,094,517	577,888,370	$577,982,237
Shares Outstanding and Net Assets
		1/1/17-12/31/17		2/25/16*-12/31/16
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		577,888,370	$578,078,525	—	$—
Total increase	+	748,875,723	748,862,117	577,888,370	578,078,525
End of period		1,326,764,093	$1,326,940,642	577,888,370	$578,078,525
Net investment income not yet distributed			$201		$—
*	Commencement of operations.
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Schwab Variable Share Price Money Fund  |  Annual Report
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Schwab Variable Share Price Money Fund
Financial Notes

1. Business Structure of the Fund:
Schwab Variable Share Price Money Fund is a series of The Charles Schwab Family of Funds (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
THE CHARLES SCHWAB FAMILY OF FUNDS (ORGANIZED OCTOBER 20, 1989)
Schwab Money Market Fund™	Schwab Investor Money Fund®
Schwab Government Money Fund™	Schwab Variable Share Price Money Fund
Schwab U.S. Treasury Money Fund™	Schwab Retirement Government Money Fund™
Schwab Treasury Obligations Money Fund™	Schwab Municipal Money Fund™
Schwab Value Advantage Money Fund®	Schwab AMT Tax-Free Money Fund™
Schwab Advisor Cash Reserves®	Schwab California Municipal Money Fund™
Schwab Cash Reserves™	Schwab New York Municipal Money Fund™
Schwab Retirement Advantage Money Fund®
Schwab Variable Share Price Money Fund currently offers one class of shares, Ultra Shares. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
Effective August 1, 2017, the fund adopted disclosure requirement changes for SEC Regulation S-X. The adopted changes are reflected throughout this report.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Short-term investments: Money market investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, discounted cash flow models or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and technique, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable investments, market trades, projected cash flows, credit reviews and issuer news.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of December 31, 2017 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Repurchase Agreements: In a repurchase agreement, a fund buys a security from another party (the counterparty), usually a financial institution, with the agreement that it be sold back in the future. Repurchase agreements subject a fund to counterparty risk, meaning that the fund could lose money if the other party fails to perform under the terms of the agreement. The fund mitigates this risk by ensuring that a fund’s repurchase agreements are collateralized by cash and/or U.S. government securities, fixed income securities, equity securities or other types of securities. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and U.S. government securities, such as debt securities, equity securities and high yield securities that are rated below investment grade. All collateral is held by the fund’s custodian (or, with multi-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed or limited and the value of the collateral may decline. Investments in repurchase agreements are also based on a review of the credit quality of the repurchase agreement counterparty.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
As of December 31, 2017, the fund had investments in repurchase agreements with a gross value of $238,632,908 as disclosed in the Portfolio Holdings and the Statement of Assets and Liabilities. The value of the related collateral disclosed in the Portfolio Holdings exceeded the value of the repurchase agreements at period end.
Delayed-Delivery Transactions: The fund may buy securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. The fund will assume the rights and risks of ownership at the time of purchase, including the risk of price and yield fluctuations. Typically, no interest will accrue to the fund until the security is delivered. The fund will earmark or segregate appropriate liquid assets to cover its delayed-delivery purchase obligations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. If the fund buys a debt security at a discount (less than face value) or a premium (more than face value), it amortizes premiums and accretes discounts from the purchase settlement date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. Certain securities may be callable (meaning that the issuer has the option to pay it off before its maturity date). The fund amortizes the premium and accretes the discount on each callable security to the security’s maturity date, except when the purchase price is higher than the call price at the security’s call date (in which case the premium is amortized to the call date).
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund declares distributions from net investment income, if any, every day it is open for business. These distributions, which are substantially equal to the fund’s net investment income for that day, are paid out to shareholders once a month. The fund makes distributions from net realized capital gains, if any, once a year.
(g) Custody Credit:
The fund has an arrangement with its custodian bank, State Street Bank and Trust Company (State Street), under which the fund may receive a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts, if any, are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.
(h) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(i) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Financial Notes (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In March 2017, the FASB issued Accounting Standards Update “Premium Amortization on Purchased Callable Debt Securities” which amends the amortization period for a callable debt security held at a premium from the maturity date to the earliest call date. The guidance is effective for annual periods beginning after December 15, 2018, and interim periods within those annual periods. At this time, management believes these changes will have no impact to the fund.

3. Risk Factors:
Investment Risk. You could lose money by investing in the fund. Because the share price of the fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.
Interest Rate Risk. Interest rates rise and fall over time. As with any investment whose yield reflects current interest rates, the fund’s yield will change over time. During periods when interest rates are low, the fund’s yield (and total return) also will be low. Because interest rates in the United States are near historically low levels, a change in a central bank’s monetary policy or improving economic conditions may result in an increase in interest rates. A sudden or unpredictable rise in interest rates may cause volatility in the market and may decrease liquidity in the money market securities markets, making it more difficult for the fund to sell its money market investments at a time when the investment adviser might wish to sell such investments. Decreased market liquidity also may make it more difficult to value some or all of the fund’s money market securities holdings.
Repurchase Agreements Risk. When the fund enters into a repurchase agreement, the fund is exposed to the risk that the other party (i.e., the counterparty) will not fulfill its contractual obligation. In a repurchase agreement, there exists the risk that, when the fund buys a security from a counterparty that agrees to repurchase the security at an agreed upon price (usually higher) and time, the counterparty will not repurchase the security. These risks are magnified to the extent that a repurchase agreement is secured by collateral other than cash and government securities, such as debt securities, equity securities and high-yield securities that are rated below investment grade (Alternative Collateral). High-yield securities that are used as Alternative Collateral are subject to greater levels of credit and liquidity risk, and are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments. Alternative Collateral may be subject to greater price volatility and may be more volatile or less liquid than other types of collateral, increasing the risk that the fund will be unable to recover fully in the event of a counterparty’s default.
Credit Risk. The fund is subject to the risk that a decline in the credit quality of a portfolio investment could cause the fund to lose money or underperform. The fund could lose money if the issuer of a portfolio investment fails to make timely principal or interest payments or if a guarantor, liquidity provider or counterparty of a portfolio investment fails to honor its obligations. Even though the fund’s investments in repurchase agreements are collateralized at all times, there is some risk to the fund if the other party should default on its obligations and the fund is delayed or prevented from recovering or disposing of the collateral. Negative perceptions of the ability of an issuer, guarantor, liquidity provider or counterparty to make payments or otherwise honor its obligations, as applicable, could also cause the price of that investment to decline. The credit quality of the fund’s portfolio holdings can change rapidly in certain market environments and any downgrade or default on the part of a single portfolio investment could cause the fund’s share price or yield to fall.
Many of the U.S. government securities that the fund invests in are not backed by the full faith and credit of the U.S. government, which means they are neither issued nor guaranteed by the U.S. Treasury. Although maintained in conservatorship by the Federal Housing Finance Agency since September 2008, the Federal National Mortgage Association (Fannie Mae) and Federal Home Loan Mortgage Corporation (Freddie Mac) maintain only lines of credit with the U.S. Treasury. The Federal Home Loan Banks maintain limited access to credit lines from the U.S. Treasury. Other securities, such as obligations issued by the Federal Farm Credit Banks Funding Corporation, are supported solely by the credit of the issuer. There can be no assurance that the U.S. government will provide financial support to securities of its agencies and instrumentalities if it is not obligated to do so under law. Also, any government guarantees on securities the fund owns do not extend to the shares of the fund itself.
Credit and Liquidity Enhancements Risk. The fund may invest in securities with credit or liquidity enhancements provided by a bank or other financial institution, and the existence and nature of such enhancements may be a significant factor in the investment adviser’s decision-making process. Generally, these enhancements are employed by the issuers of the securities to reduce credit risk and provide enhanced or back-up liquidity for the purchaser, such as the fund. Adverse developments affecting these banks and
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Financial Notes (continued)

3. Risk Factors (continued):
financial institutions could therefore have a negative effect on the value of the fund’s holdings. For example, a rating agency downgrade of a credit or liquidity enhancement provider may adversely affect the value of securities held by the fund. Any decline in the value of the securities held by the fund could cause the fund’s share price or yield to fall. To the extent that a portion of the fund’s underlying investments are enhanced by the same bank or financial institution, these risks may be increased.
Foreign Investment Risk. Although the fund may invest only in U.S. dollar-denominated securities, the fund’s investments in securities of foreign issuers or securities with credit or liquidity enhancements provided by foreign entities may involve certain risks that are greater than those associated with investments in securities of U.S. issuers or securities with credit or liquidity enhancements provided by U.S. entities. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. In addition, sovereign risk, or the risk that a government may become unwilling or unable to meet its loan obligations or guarantees, could increase the credit risk of financial institutions connected to that particular country.
Management Risk. Any actively managed mutual fund is subject to the risk that its investment adviser will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s investment adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results. The investment adviser’s maturity decisions will also affect the fund’s yield, and potentially could affect its share price. To the extent that the investment adviser anticipates interest rate trends imprecisely, the fund’s yield at times could lag the yields of other money market funds.
Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase, sell or value, especially during stressed market conditions. The market for certain investments may become illiquid due to specific adverse changes in the conditions of a particular issuer or under adverse market or economic conditions independent of the issuer. In addition, dealer inventories of certain securities—an indication of the ability of dealers to engage in “market making”—are at, or near, historic lows in relation to market size, which could potentially lead to decreased liquidity. In such cases, the fund, due to limitations on investments in illiquid securities and the difficulty in readily purchasing and selling such securities at favorable times or prices, may decline in value, experience lower returns and/or be unable to achieve its desired level of exposure to a certain issuer or sector. Further, transactions in illiquid securities may entail transaction costs that are higher than those for transactions in liquid securities.
Redemption Risk. The fund may experience periods of heavy redemptions that could cause the fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets. This could cause the fund to be unable to pay redemption proceeds within a short period of time.
Variable NAV Risk. The fund does not maintain a stable NAV per share. The value of the fund’s shares will be calculated to four decimal places and will fluctuate with changes in the values of the fund’s portfolio securities. You could lose money by investing in the fund.
Money Market Fund Risk. The fund is not designed to offer capital appreciation. In exchange for their emphasis on stability and liquidity, money market investments may offer lower long-term performance than stock or bond investments.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
Average Daily Net Assets
First $1 billion	0.35%
More than $1 billion but not exceeding $10 billion	0.32%
More than $10 billion but not exceeding $20 billion	0.30%
More than $20 billion but not exceeding $40 billion	0.27%
Over $40 billion	0.25%
For the period ended December 31, 2017, the aggregate advisory fee paid to CSIM by the fund was 0.35%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing and Sweep Administration Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of CSIM, Schwab) (together, service providers), of certain account maintenance, customer liaison and shareholder services to the current shareholders of the fund. The Plan also enables the fund to pay Schwab for certain sweep administration services, such as processing of automatic purchases and redemptions, it provides to fund shareholders invested in the fund.
Pursuant to the Plan, the fund’s Ultra Shares were subject to an annual shareholder servicing fee of up to 0.02%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Effective October 3, 2017, the fund’s Ultra Shares were no longer subject to an annual shareholder servicing fee.
Contractual Expense Limitation
CSIM and its affiliates have made an additional agreement with the Schwab Variable Share Price Money Fund — Ultra Shares which may only be amended or terminated with the approval of the Board, to limit the total annual class operating expenses charged, excluding interest, taxes, and certain non-routine expenses (expense limitation) to 0.19%. Prior to October 3, 2017, the expense limitation was 0.21%.
During the period ended December 31, 2017, the fund waived $1,816,563 in expenses in accordance with the contractual expense limitation agreement noted above.
Voluntary Yield Waiver/Reimbursement
CSIM and its affiliates also may waive and/or reimburse expenses to the extent necessary to maintain a positive net yield for the fund. There were no voluntary waivers or reimbursements to the fund during the period ending December 31, 2017.
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Financial Notes (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain Schwab funds may own shares of other Schwab funds. The table below reflects the percentage of shares of the fund that are owned by other Schwab funds as of December 31, 2017:
Underlying Fund
Schwab Balanced Fund	0.4%
Schwab MarketTrack Balanced Portfolio	1.2%
Schwab MarketTrack Conservative Portfolio	0.6%
Schwab MarketTrack Growth Portfolio	1.8%
Schwab MarketTrack Growth Portfolio II	0.1%
Schwab Target 2010 Fund	0.2%
Schwab Target 2015 Fund	0.3%
Schwab Target 2020 Fund	1.1%
Schwab Target 2025 Fund	0.5%
Schwab Target 2030 Fund	1.0%
Schwab Target 2035 Fund	0.3%
Schwab Target 2040 Fund	0.4%
Schwab Target 2045 Fund	0.0%*
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.1%
Schwab Target 2030 Index Fund	0.1%
Schwab Target 2035 Index Fund	0.0%*
Schwab Target 2040 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.6%
Schwab VIT Balanced with Growth Portfolio	0.3%
Schwab VIT Growth Portfolio	0.3%
*	Less than 0.05%
Shareholder Concentration
Certain accounts or CSIM affiliates may from time to time own (beneficially or of record) or control a significant percentage of a fund’s shares. Redemptions by these shareholders of their holdings in a fund may impact the fund’s liquidity and NAV. These redemptions may also force the fund to sell securities, which may negatively impact the fund’s brokerage costs. Please refer to note 3 for more information on redemption risk. As of December 31, 2017, one shareholder of the fund owned 13% of the fund’s outstanding shares.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (SEC), the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.
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Financial Notes (continued)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other U.S. registered investment companies managed by CSIM in a joint, syndicated, committed $555 million line of credit (the Syndicated Credit Facility), which matured on October 5, 2017. On October 5, 2017, the Syndicated Credit Facility was amended to run for a new 364 day period with an increased line of $605 million. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on its proportionate share of the unused portion of the Syndicated Credit Facility.
On December 1, 2017, the fund became a participant with other U.S. registered investment companies managed by CSIM in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matures on November 30, 2018. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Federal Income Taxes:
As of December 31, 2017, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$1,295,389,671
Gross unrealized appreciation	$38,869
Gross unrealized depreciation	(175,522)
Net unrealized appreciation (depreciation)	($136,653)
As of December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income	$201
Net unrealized appreciation (depreciation) on investments	(136,653)
Total	($136,452)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2017, the fund had no capital loss carryforwards.
For tax purposes, net realized capital losses and late-year ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended December 31, 2017, the fund had no capital losses deferred and no capital loss carryforwards utilized.
The tax basis components of distributions paid during the current and prior fiscal years were as follows:
Current period distributions
Ordinary income	$9,568,442
Prior period distributions
Ordinary income	$1,084,715
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Financial Notes (continued)

7. Federal Income Taxes (continued):
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
Permanent book and tax basis differences may result in reclassifications between components of net assets as required. The adjustments will have no impact on net assets or the results of operations. As of December 31, 2017, the fund made the following reclassifications:
Capital shares	$71
Undistributed net investment income	201
Net realized capital gains and losses	(272)
As of December 31, 2017, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended December 31, 2017, the fund did not incur any interest or penalties.

8. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Charles Schwab Family of Funds and Shareholders of Schwab Variable Share Price Money Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio holdings, of Schwab Variable Share Price Money Fund (one of the funds constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) as of December 31, 2017, the related statement of operations for the year ended December 31, 2017 and the statement of changes in net assets and the financial highlights for the year ended December 31, 2017 and for the period February 25, 2016 (commencement of operations) through December 31, 2016, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, the results of its operations for the year ended December 31, 2017, and the changes in its net assets and the financial highlights for the year ended December 31, 2017 and for the period February 25, 2016 (commencement of operations) through December 31, 2016 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
February 16, 2018
We have served as the auditor of one or more investment companies in the Schwab Funds Complex since 1989.
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Schwab Variable Share Price Money Fund
Trustees and Officers

The tables below give information about the trustees and officers of The Charles Schwab Family of Funds, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 108 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	108	Director, PS Business Parks, Inc. (2005 – 2012)
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow, The Hoover Institution at Stanford University (public policy think tank) (Oct. 1979 – present); Senior Fellow, Stanford Institute for Economic Policy Research (2000 – present); Professor of Public Policy, Stanford University (1994 – 2015).	108	Director, Gilead Sciences, Inc. (2005 – present)
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner, Kochis Global (wealth management consulting) (May 2012 – present); Chairman and CEO, Aspiriant, LLC (wealth management) (Jan. 2008 – Apr. 2012).	108	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	108	Director, Symantec Corporation (2003 – present) Director, Corcept Therapeutics Incorporated (2004 – present) Director, Adamas Pharmaceuticals, Inc. (2009 – present)
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Schwab Variable Share Price Money Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group, Intuit, Inc. (financial software and services firm for consumers and small businesses) (Dec. 2008 – Sept. 2013).	108	Director, KLA-Tencor Corporation (2008 – present)
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant, Patmore Management Consulting (management consulting) (2008 – present).	108	None
Charles A. Ruffel 1956 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2015)	Co-Chief Executive Officer, Kudu Investment Management, LLC (financial services) (Jan. 2015 – present); Partner, Kudu Advisors, LLC (financial services) (June 2008 – Jan. 2015); Advisor, Asset International, Inc. (publisher of financial services information) (Aug. 2008 – Jan. 2015).	108	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder of Smith Graham & Co. (investment advisors) (Mar. 1990 – present).	108	Director, Eaton (2012 – present)
Director and Chairman of the Audit Committee, Oneok Partners LP (2003 – 2013)
Director, Oneok, Inc. (2009 – 2013)
			Lead Independent Director, Board of Cooper Industries (2002 – 2012)
Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Consultant, Goldman Sachs & Co., Inc. (investment banking and securities firm) (Jan. 2008 – present); Co-CEO, Colgin Cellars, LLC (vineyards) (Feb. 1998 – present).	108	Board Member and Chairman of the Audit Committee, Ionis Pharmaceuticals (1994 – present) Lead Independent Director and Chair of Audit Committee, OUTFRONT Media Inc. (2014 – present)

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Schwab Variable Share Price Money Fund
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer, The Charles Schwab Corporation (Oct. 2008 – present); President and Chief Executive Officer (Oct. 2008 – present), Director (May 2008 – present), Charles Schwab & Co., Inc.; Director, Charles Schwab Bank (Apr. 2006 – present); Director (May 2008 – present), President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; and Director, Charles Schwab Investment Management, Inc. (July 2016 – present).	108	Director, The Charles Schwab Corporation (2008 – present)
Marie A. Chandoha[2] 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).	108	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Senior Executive Vice President (July 2015 – present), Chief Financial Officer (July 2015 – Aug. 2017), Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director, Charles Schwab & Co., Inc. (May 2007 – present); Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	108	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Marie A. Chandoha
1961
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2010)	Director, President and Chief Executive Officer (Dec. 2010 – present), Chief Investment Officer (Sept. 2010 – Oct. 2011), Charles Schwab Investment Management, Inc.; Trustee (Jan. 2016 – present), President, Chief Executive Officer (Dec. 2010 – present), and Chief Investment Officer (Sept. 2010 – Oct. 2011), Schwab Funds, Laudus Funds and Schwab ETFs; Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Jan. 2011 – present); Global Head of Fixed Income Business Division, BlackRock, Inc. (formerly Barclays Global Investors) (investment management firm) (Mar. 2007 – Aug. 2010).
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer, Schwab Funds, Laudus Funds and Schwab ETFs (Jan. 2016 – present); Assistant Treasurer, Schwab Funds and Laudus Funds (Dec. 2013 – Dec. 2015), Schwab ETFs (Nov. 2013 – Dec. 2015); Vice President, Charles Schwab Investment Management, Inc. (Oct. 2013 – present); Executive Director, J.P. Morgan Investor Services (Apr. 2011 – Sept. 2013); Assistant Treasurer, Massachusetts Financial Service Investment Management (May 2005 – Mar. 2011).
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Schwab Variable Share Price Money Fund
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
George Pereira
1964
Senior Vice President and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2004; Laudus Trust since 2006; Schwab Strategic Trust since 2009)	Senior Vice President and Chief Financial Officer (Nov. 2004 – present), Chief Operating Officer (Jan. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Operating Officer (Jan. 2016 – present), Treasurer and Chief Financial Officer, Laudus Funds (June 2006 – Dec. 2015); Treasurer and Principal Financial Officer, Schwab Funds (Nov. 2004 – Dec. 2015) and Schwab ETFs (Oct. 2009 – Dec. 2015); Director, Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited (Apr. 2005 – present).
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Equities, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Head of the Portfolio Management Group and Vice President of Portfolio Management, Financial Engines, Inc. (investment management firm) (May 2009 – Apr. 2011); Head of Quantitative Equity, ING Investment Management (July 2004 – Jan. 2009).
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer – Fixed Income, Charles Schwab Investment Management, Inc. (Apr. 2011 – present); Senior Vice President and Chief Investment Officer – Fixed Income, Schwab Funds, Laudus Funds and Schwab ETFs (June 2011 – present); Senior Managing Director, Global Head of Active Fixed-Income Strategies, State Street Global Advisors (Jan. 2008 – Oct. 2010); Director of Alpha Strategies Loomis, Sayles & Company (investment management firm) (Apr. 2006 – Jan. 2008).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present), Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present), Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk, Laudus Funds (Apr. 2011 – present); Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc. (July 2005 – present); Vice President (Dec. 2005 – present), Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary, Schwab ETFs (Oct. 2009 – present).
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Ms. Chandoha and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios, and is a director of the investment adviser for the trusts in the Fund Complex. Ms. Chandoha is an Interested Trustee because she owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
agency discount notes  Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment offering a high degree of credit quality.
asset-backed commercial paper  A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
collateralized mortgage obligation (CMO)  A type of security that is collateralized by pools of mortgages backed by government agencies or private issuers (non-agency). The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests, known as tranches. Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates.
commercial paper  Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.
corporate note  An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.
credit-enhanced securities  Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.
credit quality  The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.
credit ratings  Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc., Moody’s Investor Service, and DBRS, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s, Fitch, and DBRS; and Aaa, Aa, A and Baa for Moody’s.
credit risk  The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.
dollar-weighted average maturity  See weighted average maturity.
effective yield  A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.
exchange-traded fund (ETF)  An investment fund that tracks an index, a commodity or a basket of assets, and trades on an exchange.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
face value  The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.
illiquid securities  Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.
interest  Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.
liquidity-enhanced security  The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.
maturity  The date a debt security is scheduled to be “retired” and its principal amount repaid. The Maturity of an investment will generally reflect the security’s final maturity date unless the security’s structure includes a maturity-shortening provision such as an interest rate reset, demand feature or put feature (the “Effective Maturity Date”). For those securities with a maturity-shortening provision, including variable-rate demand securities, the Maturity is determined by using the Effective Maturity Date, as permitted by Rule 2a-7.
municipal securities  Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.
net asset value per share (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Certain money funds seek to maintain a steady NAV of $1.00.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
repurchase agreement  (also known as a “repo”) The sale of a security combined with a simultaneous agreement to repurchase it at a predetermined date and price.
restricted securities  Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

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variable rate demand obligations (VRDOs)  Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.
weighted average maturity (WAM)  For money market mutual funds as per rule 2a-7, the maturity date or Effective Maturity Date (see definition of maturity) of all the debt securities in its portfolio, or the date the interest rate on those securities is reset, or the date those securities can be redeemed through demand, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 60 days.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Variable Share Price Money Fund
PRIVACY NOTICE
THIS IS NOT PART OF THE SHAREHOLDER REPORT
A Commitment to Your Privacy
Your Privacy Is Not for Sale
We do not and will not sell your personal information to anyone, for any reason.
We are committed to protecting the privacy of information we maintain about you. Below are details about our commitment, including the types of information we collect and how we use and share that information. This Privacy Notice applies to you only if you are an individual who invests directly in the funds by placing orders through the funds’ transfer agent. If you place orders through your brokerage account at Charles Schwab & Co., Inc. or an account with another broker-dealer, investment advisor, 401(k) plan, employee benefit plan, administrator, bank or other financial intermediary, you are covered by the privacy policies of that financial institution and should consult those policies.
How We Collect Information About You
We collect personal information about you in a number of ways.
•   APPLICATION AND REGISTRATION
INFORMATION.
We collect personal information from you when you open an account or utilize one of our services. We may also collect information about you from third parties such as consumer reporting agencies to verify your identity. The information we collect may include personal information, including your Social Security number, as well as details about your interests, investments and investment experience.
•   TRANSACTION AND EXPERIENCE
INFORMATION.
Once your account has been opened, we collect and maintain personal information about your account activity, including your transactions, balances, positions and history. This information allows us to administer your account and provide the services you have requested.
•  WEBSITE USAGE.
When you visit our websites, we may use devices known as “cookies,” graphic interchange format files (GIFs), or other similar web tools to enhance your web experience. These tools help us to recognize you, maintain your web session, and provide a more personalized experience. To learn more, please go to www.schwab.com/privacy.
How We Share and Use Your Information
We provide access to information about you to our affiliated companies, outside companies and other third parties in certain limited circumstances, including:
•  to help us process transactions for your account;
•   when we use other companies to provide services for us, such as printing and mailing your account statements;
•   when we believe that disclosure is required or permitted under law (for example, to cooperate with regulators or law enforcement, resolve consumer disputes, perform credit/authentication checks, or for risk control).
State Laws
We will comply with state laws that apply to the disclosure or use of information about you.
Safeguarding Your Information — Security Is a Partnership
We take precautions to ensure the information we collect about you is protected and is accessed only by authorized individuals or organizations.
Companies we use to provide support services are not allowed to use information about our shareholders for their own purposes and are contractually obligated to maintain strict confidentiality. We limit their use of information to the performance of the specific services we have requested.
We restrict access to personal information by our employees and agents. Our employees are trained about privacy and are required to safeguard personal information.
We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.
Contact Us
To provide us with updated information, report suspected fraud or identity theft, or for any other questions, please call the number below.
Schwab Funds® direct investors:    1-800-407-0256
© 2017 Schwab Funds. All rights reserved.

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Notes

Notes

Notes

Schwab Variable Share Price Money Fund
Charles Schwab Investment Management

As one of the nation’s largest asset managers, our goal is to provide investors with a diverse selection of foundational products that aim to deliver consistent performance at a competitive cost. The list below shows all currently available Schwab Funds.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

The Schwab Funds Family®
Equity Funds
Schwab Core Equity Fund™
Schwab Dividend Equity Fund™
Schwab Large-Cap Growth Fund™
Schwab Small-Cap Equity Fund™
Schwab Hedged Equity Fund™
Schwab Health Care Fund™
Schwab® International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund™
Schwab® S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab® U.S. Large-Cap Growth Index Fund
Schwab® U.S. Large-Cap Value Index Fund
Schwab® U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund™
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab® Monthly Income Funds
Bond Funds
Schwab Intermediate-Term Bond Fund™
Schwab GNMA Fund™
Schwab® Treasury Inflation Protected Securities Index Fund
Schwab® U.S. Aggregate Bond Index Fund
Schwab® Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund™
Schwab California Tax-Free Bond Fund™
Schwab Money Funds
Schwab offers an array of money market funds1. Choose from taxable or tax-advantaged alternatives. Some are linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Investor or Ultra fund share classes.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds®
1-877-824-5615
© 2018 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

[1]	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR95515-01
00204816

Item 2:	Code of Ethics.

(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 12(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Expert.

Registrant’s Board of Trustees has determined that Kiran M. Patel, Robert W. Burns and Kimberly S. Patmore, each currently serving on its audit, compliance and valuation committee, are each an “audit committee financial expert,” as such term is defined in Item 3 of Form N-CSR. Each member of Registrant’s audit, compliance and valuation committee is “independent” under the standards set forth in Item 3 of Form N-CSR.

The designation of each of Mr. Patel, Mr. Burns and Ms. Patmore as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit, compliance and valuation committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit, compliance and valuation committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

The following table presents fees billed by the principal accountant in each of the last two fiscal years for the services rendered to the Funds:

(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]
Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016	Fiscal Year 2017	Fiscal Year 2016
$567,183	$641,537	$0	$0	$43,434	$43,434	$0	$0

[1]	The nature of the services includes assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
[2]	The nature of the services includes tax compliance, tax advice and tax planning.
[3]	The nature of the services include agreed upon procedures relating to Charles Schwab Investment Management., Inc.’s, (“CSIM”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

(e)	(1)	Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)	There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.

2017: $43,434                        2016: $43,434

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by,

or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)	(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Charles Schwab Family of Funds

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: February 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha
Marie Chandoha
Chief Executive Officer

Date: February 16, 2018

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: February 16, 2018